UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23124

Franklin Templeton ETF Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: 3/31

Date of reporting period: 6/30/18

Item 1. Schedule of Investments.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2018 (unaudited)

Franklin FTSE Asia ex Japan ETF	Industry	Shares	Value
Common Stocks 98.6%
China 34.8%
3SBio Inc.	Biotechnology	4,000	$9,086
[a] 58.com Inc., ADR	Internet Software & Services	390	27,043
	Electronic Equipment, Instruments &
AAC Technologies Holdings Inc.	Components	3,000	42,254
Agile Group Holdings Ltd.	Real Estate Management & Development	4,000	6,812
Agricultural Bank of China Ltd., H	Banks	116,000	54,263
Air China Ltd., H	Airlines	8,000	7,729
[a] Alibaba Group Holding Ltd., ADR	Internet Software & Services	4,092	759,189
[a] Alibaba Health Information Technology Ltd.	Health Care Technology	12,000	11,579
[a] Aluminum Corp. of China Ltd., H	Metals & Mining	16,000	7,056
Angang Steel Co. Ltd., H	Metals & Mining	4,000	3,610
Anhui Conch Cement Co. Ltd., H	Construction Materials	4,000	22,943
Anhui Expressway Co. Ltd., H	Transportation Infrastructure	4,000	2,412
Anhui Gujing Distillery Co. Ltd., B	Beverages	400	2,559
Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	4,000	21,184
Autohome Inc., ADR	Internet Software & Services	210	21,210
AviChina Industry & Technology Co. Ltd., H	Aerospace & Defense	10,000	5,952
BAIC Motor Corp. Ltd., H	Automobiles	5,000	4,780
[a] Baidu Inc., ADR	Internet Software & Services	1,054	256,122
Bank of China Ltd., H	Banks	292,000	144,782
Bank of Communications Co. Ltd., H	Banks	30,000	22,981
BBMG Corp., H	Construction Materials	10,000	3,696
Beijing Capital International Airport Co. Ltd.	Transportation Infrastructure	8,000	8,433
Beijing Enterprises Holdings Ltd.	Gas Utilities	2,000	9,738
[a] Beijing Enterprises Water Group Ltd.	Water Utilities	16,000	8,729
	Independent Power and Renewable
Beijing Jingneng Clean Energy Co. Ltd., H	Electricity Producers	8,000	1,856
Beijing North Star Co. Ltd., H	Real Estate Management & Development	4,000	1,275
[a] Bengang Steel Plates Co. Ltd., B	Metals & Mining	1,600	549
	Technology Hardware, Storage &
BOE Technology Group Co. Ltd.	Peripherals	3,600	1,349
Brilliance China Automotive Holdings Ltd.	Automobiles	12,000	21,658
BYD Co. Ltd., H	Automobiles	3,000	18,183
BYD Electronic International Co. Ltd.	Communications Equipment	3,000	4,107
[a] CAR Inc.	Road & Rail	2,000	1,999
Central China Securities Co. Ltd., H	Capital Markets	4,000	1,213
	Independent Power and Renewable
CGN Power Co. Ltd., H	Electricity Producers	44,000	11,385
China Agri-Industries Holdings Ltd.	Food Products	8,000	3,059
China Bluechemical Ltd.	Chemicals	8,000	2,947
China Cinda Asset Management Co. Ltd., H	Capital Markets	36,000	11,563
China CITIC Bank Corp. Ltd., H	Banks	30,000	18,775
China Coal Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	8,000	3,314
China Communications Construction Co. Ltd., H	Construction & Engineering	18,000	17,391
China Communications Services Corp. Ltd.	Diversified Telecommunication Services	8,000	5,068
China Conch Venture Holdings Ltd.	Machinery	6,000	21,949
China Construction Bank Corp., H	Banks	342,000	316,043
China Dongxiang Group Co. Ltd.	Textiles, Apparel & Luxury Goods	12,000	2,203
China Eastern Airlines Corp. Ltd., H	Airlines	4,000	2,707
China Everbright Bank Co. Ltd., H	Banks	12,000	5,155
China Everbright International Ltd.	Commercial Services & Supplies	10,000	12,925
China Everbright Ltd.	Capital Markets	4,000	7,342
[a] China Evergrande Group	Real Estate Management & Development	10,000	25,492
China Foods Ltd.	Food Products	4,000	2,085
China Galaxy Securities Co. Ltd., H	Capital Markets	14,000	7,191
China Huarong Asset Management Co. Ltd., H	Capital Markets	38,000	10,995
China International Capital Corp. Ltd., H	Capital Markets	2,400	4,277
China International Marine Containers (Group) Co. Ltd.	Machinery	1,600	2,097
China Jinmao Holdings Group Ltd.	Real Estate Management & Development	16,000	8,035

	Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

China Life Insurance Co. Ltd., H	Insurance	28,000	72,271
[a] China Literature Ltd.	Media	400	3,758
	Independent Power and Renewable
China Longyuan Power Group Corp.	Electricity Producers	14,000	11,278
China Machinery Engineering Corp., H	Construction & Engineering	4,000	1,917
China Medical System Holdings Ltd.	Pharmaceuticals	4,000	7,994
[a] China Mengniu Dairy Co. Ltd.	Food Products	10,000	33,905
China Merchants Bank Co. Ltd., H	Banks	14,000	51,661
China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	4,000	8,127
China Merchants Securities Co. Ltd.	Capital Markets	3,600	4,882
China Minsheng Banking Corp. Ltd., H	Banks	24,000	17,162
China Mobile Ltd.	Wireless Telecommunication Services	20,000	177,683
China Molybdenum Co. Ltd., H	Metals & Mining	18,000	8,718
China National Building Material Co. Ltd., H	Construction Materials	13,700	13,568
China Oilfield Services Ltd., H	Energy Equipment & Services	8,000	7,556
China Overseas Land & Investment Ltd.	Real Estate Management & Development	16,000	52,718
China Pacific Insurance Group Co. Ltd., H	Insurance	10,000	38,685
China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	96,000	85,777
	Independent Power and Renewable
China Power International Development Ltd.	Electricity Producers	18,000	4,153
China Railway Construction Corp. Ltd., H	Construction & Engineering	7,000	7,093
China Railway Group Ltd., H	Construction & Engineering	14,000	10,564
	Electronic Equipment, Instruments &
[b] China Railway Signal & Communication Corp. Ltd., H, Reg S	Components	6,000	4,260
China Reinsurance Group Corp., H	Insurance	26,000	5,700
China Resources Beer Holdings Co. Ltd.	Beverages	8,000	38,851
China Resources Cement Holdings Ltd.	Construction Materials	8,000	8,107
China Resources Gas Group Ltd.	Gas Utilities	4,000	17,335
China Resources Land Ltd.	Real Estate Management & Development	12,000	40,457
China Resources Pharmaceutical Group Ltd.	Pharmaceuticals	6,000	8,305
	Independent Power and Renewable
China Resources Power Holdings Co. Ltd.	Electricity Producers	8,000	14,092
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	13,000	30,854
China South City Holdings Ltd.	Real Estate Management & Development	8,000	1,560
China Southern Airlines Co. Ltd., H	Airlines	8,000	6,292
China State Construction International Holdings Ltd.	Construction & Engineering	8,000	8,209
China Taiping Insurance Holdings Co. Ltd.	Insurance	5,600	17,524
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	52,000	24,325
China Traditional Chinese Medicine Co. Ltd.	Pharmaceuticals	8,000	6,924
China Travel International Investment Hong Kong Ltd.	Hotels, Restaurants & Leisure	8,000	3,120
China Unicom (Hong Kong) Ltd.	Diversified Telecommunication Services	20,000	24,983
China Vanke Co. Ltd., H	Real Estate Management & Development	5,000	17,494
China Zhongwang Holdings Ltd.	Metals & Mining	5,600	2,962
Chongqing Changan Automobile Co. Ltd., B	Automobiles	3,200	3,234
Chongqing Rural Commercial Bank Co. Ltd., H	Banks	10,000	5,952
CIFI Holdings Group Co. Ltd.	Real Estate Management & Development	12,000	7,632
CIMC Enric Holdings Ltd.	Machinery	4,000	3,809
Citic Pacific Ltd.	Industrial Conglomerates	18,000	25,375
CITIC Resources Holdings Ltd.	Trading Companies & Distributors	8,000	846
CITIC Securities Co. Ltd., H	Capital Markets	9,000	17,987
CNOOC Ltd.	Oil, Gas & Consumable Fuels	60,000	103,550
[a] COSCO SHIPPING Development Co. Ltd., H	Marine	14,000	2,338
COSCO Shipping Energy Transportation Co. Ltd., H	Marine	4,000	1,927
[a] COSCO Shipping Holdings Co. Ltd.	Marine	10,000	4,589
COSCO Shipping Ports Ltd.	Transportation Infrastructure	8,000	6,669
Country Garden Holdings Co. Ltd.	Real Estate Management & Development	26,000	45,734
[a] Country Garden Services Holdings Co. Ltd.	Commercial Services & Supplies	2,988	3,831
CRRC Corp. Ltd., H	Machinery	16,000	12,420
CSC Financial Co. Ltd., H	Capital Markets	3,000	2,134
CSG Holding Co. Ltd.	Construction Materials	3,910	1,625
CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	16,000	48,334
[a] Ctrip.com International Ltd., ADR	Internet & Direct Marketing Retail	1,356	64,586
Dali Foods Group Co. Ltd.	Food Products	8,000	6,169
Dalian Port (PDA) Co. Ltd., H	Transportation Infrastructure	8,000	1,193

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

	Independent Power and Renewable
[a] Datang International Power Generation Co. Ltd., H	Electricity Producers	12,000	3,671
Dazhong Transportation (Group) Co. Ltd., B	Road & Rail	3,000	1,323
[a] Dongfang Electric Corp. Ltd., H	Electrical Equipment	1,200	789
Dongfeng Motor Group Co. Ltd., H	Automobiles	12,000	12,695
ENN Energy Holdings Ltd.	Gas Utilities	2,000	19,667
Everbright Securities Co. Ltd., H	Capital Markets	1,200	1,462
Far East Horizon Ltd.	Diversified Financial Services	8,000	7,760
	Electronic Equipment, Instruments &
[a] FIH Mobile Ltd.	Components	12,000	1,866
Foshan Electrical and Lighting Co. Ltd., B	Electrical Equipment	1,320	749
Fosun International Ltd.	Industrial Conglomerates	9,000	16,932
Fuyao Group Glass Industries Co. Ltd., H	Auto Components	1,600	5,404
	Semiconductors & Semiconductor
[a] GCL-Poly Energy Holdings Ltd.	Equipment	48,000	4,527
Geely Automobile Holdings Ltd.	Automobiles	18,000	46,689
Genscript Biotech Corp.	Life Sciences Tools & Services	4,000	11,064
GF Securities Co. Ltd., H	Capital Markets	6,000	8,749
[a] GOME Retail Holdings Ltd.	Specialty Retail	42,000	4,283
Great Wall Motor Co. Ltd., H	Automobiles	12,000	9,177
Greentown China Holdings Ltd.	Real Estate Management & Development	3,000	4,023
	Independent Power and Renewable
Guangdong Electric Power Development Co. Ltd., B	Electricity Producers	3,000	1,086
Guangdong Investment Ltd.	Water Utilities	12,000	19,058
Guangshen Railway Co. Ltd., H	Road & Rail	4,000	2,254
Guangzhou Automobile Group Co. Ltd., H	Automobiles	11,200	10,950
Guangzhou R&F Properties Co. Ltd., H	Real Estate Management & Development	4,000	8,076
Guotai Junan International holdings Ltd.	Capital Markets	8,000	1,733
Guotai Junan Securities Co. Ltd.	Capital Markets	3,200	6,803
Haier Electronics Group Co. Ltd.	Household Durables	4,000	13,689
Haitian International Holdings Ltd.	Machinery	2,000	4,721
Haitong Securities Co. Ltd., H	Capital Markets	12,800	12,938
[a] Health and Happiness H&H International Holdings Ltd.	Food Products	1,000	6,896
Hengan International Group Co. Ltd.	Personal Products	3,000	28,870
[a] HengTen Networks Group Ltd.	Textiles, Apparel & Luxury Goods	72,000	2,570
Hopson Development Holdings Ltd.	Real Estate Management & Development	4,000	3,564
	Independent Power and Renewable
[a] Huadian Energy Co. Ltd.	Electricity Producers	1,600	506
	Independent Power and Renewable
Huadian Fuxin Energy Corp. Ltd., H	Electricity Producers	8,000	1,876
	Independent Power and Renewable
Huadian Power International Corp. Ltd., H	Electricity Producers	8,000	3,161
	Independent Power and Renewable
Huaneng Power International Inc., H	Electricity Producers	16,000	10,605
	Independent Power and Renewable
Huaneng Renewables Corp. Ltd., H	Electricity Producers	20,000	6,654
Huatai Securities Co. Ltd., H	Capital Markets	6,800	10,817
Huazhu Group Ltd., ADR	Hotels, Restaurants & Leisure	376	15,788
Industrial and Commercial Bank of China Ltd., H	Banks	300,000	224,461
Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	4,000	5,444
[a] JD.com Inc., ADR	Internet & Direct Marketing Retail	2,872	111,864
Jiangling Motors Corp. Ltd., B	Automobiles	400	506
Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	4,000	4,767
Jiangxi Copper Co. Ltd., H	Metals & Mining	4,000	5,098
Jinzhou Port Co. Ltd., B	Transportation Infrastructure	800	318
Kingsoft Corp. Ltd.	Software	4,000	12,134
Kunlun Energy Co. Ltd.	Oil, Gas & Consumable Fuels	12,000	10,508
KWG Property Holding Ltd.	Real Estate Management & Development	5,000	6,284
Lao Feng Xiang Co., Ltd., B	Textiles, Apparel & Luxury Goods	800	2,616
	Technology Hardware, Storage &
Legend Holdings Corp., H	Peripherals	1,600	4,874
	Technology Hardware, Storage &
Lenovo Group Ltd.	Peripherals	28,000	15,168
[a] Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	6,000	6,615

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Livzon Pharmaceutical Group Inc., H	Pharmaceuticals	520	2,492
Logan Property Holdings Co. Ltd.	Real Estate Management & Development	4,000	5,415
Longfor Properties Co. Ltd.	Real Estate Management & Development	6,000	16,175
Luye Pharma Group Ltd.	Pharmaceuticals	6,000	6,156
[a] Maanshan Iron & Steel Co. Ltd., H	Metals & Mining	8,000	3,559
	Technology Hardware, Storage &
[a,b] Meitu Inc., Reg S	Peripherals	5,000	4,366
Metallurgical Corp. of China Ltd.	Construction & Engineering	12,000	3,549
Minth Group Ltd.	Auto Components	4,000	16,902
[a] Momo Inc., ADR	Internet Software & Services	364	15,834
NetEase Inc., ADR	Internet Software & Services	280	70,748
New China Life Insurance Co. Ltd., H	Insurance	3,200	13,317
New Oriental Education & Technology Group Inc., ADR	Diversified Consumer Services	512	48,466
Nexteer Automotive Group Ltd.	Auto Components	4,000	5,914
Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	6,000	7,648
Orient Securities Co. Ltd. of China, H	Capital Markets	3,200	2,492
People's Insurance Co. Group of China Ltd., H	Insurance	32,000	15,051
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	80,000	60,876
PICC Property & Casualty Co. Ltd., H	Insurance	24,000	25,911
Ping An Insurance (Group) Co. of China Ltd., H	Insurance	19,000	174,853
Poly Property Group Co. Ltd.	Real Estate Management & Development	8,000	3,304
Postal Savings Bank of China Co. Ltd., H	Banks	22,000	14,329
Red Star Macalline Group Corp. Ltd.	Real Estate Management & Development	2,000	2,697
	Semiconductors & Semiconductor
[a] Semiconductor Manufacturing International Corp.	Equipment	11,000	14,301
Shandong Chenming Paper Holdings Ltd., B	Paper & Forest Products	1,800	2,322
Shandong Chenming Paper Holdings Ltd., H	Paper & Forest Products	3,000	2,486
Shandong Weigao Group Medical Polymer Co. Ltd., H	Health Care Equipment & Supplies	8,000	5,659
Shanghai Bailian Group Co. Ltd., B	Food & Staples Retailing	800	916
Shanghai Baosight Software Co. Ltd., B	Software	800	1,516
Shanghai Chlor-Alkali Chemical Co. Ltd., B	Chemicals	1,600	1,000
[a] Shanghai Electric Group Co. Ltd., H	Electrical Equipment	12,000	4,038
Shanghai Fosun Pharmaceutical Group Co. Ltd., H	Pharmaceuticals	2,000	10,975
Shanghai Haixin Group Co., B	Pharmaceuticals	1,600	760
Shanghai Huayi Group Corp. Ltd., B	Chemicals	1,200	1,078
Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	2,000	4,660
Shanghai Jinjiang International Hotels Development Co. Ltd.	Hotels, Restaurants & Leisure	800	1,951
Shanghai Jinjiang International Industrial Investment Co. Ltd.	Road & Rail	800	828
Shanghai Jinqiao Export Processing Zone Development, B	Real Estate Management & Development	1,000	1,266
Shanghai Lujiazui Finance & Trade Zone Develop Co. Ltd., B	Real Estate Management & Development	3,400	4,869
Shanghai Mechanical and Electrical Industry Co. Ltd., B	Machinery	800	1,468
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	3,200	8,831
Shanghai Shibei Hi-Tech Co. Ltd., B	Real Estate Management & Development	1,800	689
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd.	Trading Companies & Distributors	800	1,110
Shanghai Zhenhua Port Machinery Co. Ltd., B	Machinery	3,400	1,601
Shenzhen Accord Pharmaceutical Co. Ltd., B	Health Care Providers & Services	200	801
Shenzhen Expressway Co. Ltd., H	Transportation Infrastructure	4,000	3,926
Shenzhen International Holdings Ltd.	Transportation Infrastructure	3,000	6,210
Shenzhen Investment Ltd.	Real Estate Management & Development	12,000	4,375
Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	2,000	24,689
Shimao Property Holdings Ltd.	Real Estate Management & Development	5,000	13,129
Shougang Fushan Resources Group Ltd.	Metals & Mining	12,000	2,860
Shui On Land Ltd.	Real Estate Management & Development	13,000	3,297
Sichuan Expressway Co. Ltd., H	Transportation Infrastructure	4,000	1,213
Sihuan Pharmaceutical Holdings Group Ltd.	Pharmaceuticals	16,000	3,569
[a] SINA Corp.	Internet Software & Services	236	19,987
Sino-Ocean Land Holdings Ltd.	Real Estate Management & Development	11,000	6,394
[a] Sinofert Holdings Ltd.	Chemicals	8,000	948
Sinopec Engineering Group Co. Ltd.	Construction & Engineering	6,000	6,271
[a] Sinopec Oilfield Service Corp.	Energy Equipment & Services	8,000	1,071
Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	12,000	7,311
Sinopharm Group Co. Ltd., H	Health Care Providers & Services	4,000	16,086
Sinotrans Ltd., H	Air Freight & Logistics	8,000	4,222
Sinotruk Hong Kong Ltd.	Machinery	3,000	4,940

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Soho China Ltd.	Real Estate Management & Development	7,000	3,328
Sunac China Holdings Ltd.	Real Estate Management & Development	8,000	27,991
	Electronic Equipment, Instruments &
Sunny Optical Technology Group Co. Ltd.	Components	2,400	44,663
[a] TAL Education Group, ADR	Diversified Consumer Services	1,076	39,597
Tencent Holdings Ltd.	Internet Software & Services	21,800	1,094,244
Tingyi Cayman Islands Holding Corp.	Food Products	8,000	18,559
[a] Towngas China Co. Ltd.	Gas Utilities	4,000	3,880
TravelSky Technology Ltd., H	IT Services	4,000	11,650
Uni-President China Holdings Ltd.	Food Products	4,000	5,139
[a] Vipshop Holdings Ltd., ADR	Internet & Direct Marketing Retail	1,622	17,599
Want Want China Holdings Ltd.	Food Products	20,000	17,794
[a] Weibo Corp., ADR	Internet Software & Services	130	11,539
Weichai Power Co. Ltd., H	Machinery	8,000	11,033
Weifu High-Technology Co. Ltd., B	Auto Components	600	1,306
[a,b] Wuxi Biologics Cayman Inc., Reg S	Life Sciences Tools & Services	2,000	22,268
Wuxi Little Swan Co. Ltd., B	Household Durables	400	2,394
Xinhua Winshare Publishing and Media Co. Ltd., H	Distributors	4,000	2,784
Xinjiang Goldwind Science & Technology Co. Ltd., H	Electrical Equipment	2,000	2,435
	Semiconductors & Semiconductor
Xinyi Solar Holdings Ltd.	Equipment	12,000	3,686
Yantai Changyu Pioneer Wine Co. Ltd., B	Beverages	800	2,104
Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	4,000	5,231
Yuexiu Property Co. Ltd.	Real Estate Management & Development	24,000	4,589
[a] YY Inc., ADR	Internet Software & Services	150	15,070
Zhaojin Mining Industry Co. Ltd., H	Metals & Mining	4,000	3,054
Zhejiang Expressway Co. Ltd., H	Transportation Infrastructure	4,000	3,569
[a,b] ZhongAn Online P&C Insurance Co. Ltd., H, Reg S	Insurance	400	2,526
Zhongsheng Group Holdings Ltd.	Specialty Retail	2,000	6,003
Zhuzhou CRRC Times Electric Co. Ltd., H	Electrical Equipment	2,000	9,509
Zijin Mining Group Co. Ltd., H	Metals & Mining	24,000	9,177
Zoomlion Heavy Industry Science and Technology Development Co.
Ltd., H	Machinery	5,200	2,220
[a] ZTE Corp., H	Communications Equipment	2,800	4,254
ZTO Express Cayman Inc., ADR	Air Freight & Logistics	1,134	22,680
			6,188,741
Hong Kong 11.7%
AIA Group Ltd.	Insurance	46,000	402,220
[a] Alibaba Pictures Group Ltd.	Media	40,000	4,385
	Semiconductors & Semiconductor
ASM Pacific Technology Ltd.	Equipment	1,200	15,173
BOC Hong Kong (Holdings) Ltd.	Banks	14,000	65,936
Bosideng International Holdings Ltd.	Household Durables	12,000	1,652
Cathay Pacific Airways Ltd.	Airlines	2,000	3,146
	Equity Real Estate Investment Trusts
Champion REIT	(REITs)	8,000	5,313
China Gas Holdings Ltd.	Gas Utilities	6,000	24,129
[a] China Oceanwide Holdings Ltd.	Real Estate Management & Development	20,000	1,020
Chow Tai Fook Jewellery Co. Ltd.	Specialty Retail	4,000	4,507
CK Asset Holdings Ltd.	Real Estate Management & Development	10,000	79,409
CK Hutchison Holdings Ltd.	Industrial Conglomerates	10,000	106,049
CK Infrastructure Holdings Ltd.	Electric Utilities	2,000	14,824
CLP Holdings Ltd.	Electric Utilities	6,000	64,623
Dah Sing Banking Group Ltd.	Banks	1,600	3,353
Dah Sing Financial Group	Banks	800	4,670
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	1,200	10,548
[a] Esprit Holdings Ltd.	Specialty Retail	7,000	2,177
First Pacific Co. Ltd.	Diversified Financial Services	8,000	3,865
[a] Fullshare Holdings Ltd.	Real Estate Management & Development	30,000	14,837
Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	8,000	61,947
Hang Lung Group Ltd.	Real Estate Management & Development	4,000	11,217
Hang Lung Properties Ltd.	Real Estate Management & Development	8,000	16,499
Hang Seng Bank Ltd.	Banks	2,800	70,023

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Henderson Land Development Co. Ltd.	Real Estate Management & Development	4,400	23,275
Hong Kong and China Gas Co. Ltd.	Gas Utilities	33,200	63,561
Hong Kong Exchanges and Clearing Ltd.	Capital Markets	4,800	144,389
Hongkong Land Holdings Ltd.	Real Estate Management & Development	4,400	31,460
Hopewell Holdings Ltd.	Industrial Conglomerates	2,000	6,832
Huabao International Holdings Ltd.	Chemicals	4,000	2,559
Hutchison Telecommunications Hong Kong Holdings Ltd.	Wireless Telecommunication Services	8,000	2,825
Hysan Development Co. Ltd.	Real Estate Management & Development	2,000	11,166
Jardine Matheson Holdings Ltd.	Industrial Conglomerates	800	50,480
Jardine Strategic Holdings Ltd.	Industrial Conglomerates	600	21,888
Johnson Electric Holdings Ltd.	Electrical Equipment	1,000	2,913
Kerry Logistics Network Ltd.	Air Freight & Logistics	2,000	2,789
Kerry Properties Ltd.	Real Estate Management & Development	2,000	9,572
	Electronic Equipment, Instruments &
Kingboard Chemical Holdings Ltd.	Components	3,000	10,974
	Electronic Equipment, Instruments &
Kingboard Laminates Holding Ltd.	Components	4,000	4,940
	Semiconductors & Semiconductor
[a] Landing International Development Ltd.	Equipment	240,000	3,671
Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	6,000	6,072
Li & Fung Ltd.	Textiles, Apparel & Luxury Goods	24,000	8,810
Lifestyle International Holdings Ltd.	Multiline Retail	2,000	4,242
	Equity Real Estate Investment Trusts
Link REIT	(REITs)	8,000	73,061
Melco International Development Ltd.	Hotels, Restaurants & Leisure	4,000	12,313
MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	3,200	7,423
MTR Corp. Ltd.	Road & Rail	5,000	27,659
New World Development Co. Ltd.	Real Estate Management & Development	22,000	30,958
NWS Holdings Ltd.	Industrial Conglomerates	6,000	10,386
Orient Overseas International Ltd.	Marine	1,000	9,738
PCCW Ltd.	Diversified Telecommunication Services	16,000	9,014
Power Assets Holdings Ltd.	Electric Utilities	5,000	34,957
Sa Sa International Holdings Ltd.	Specialty Retail	4,000	2,539
[a] Samsonite International SA	Textiles, Apparel & Luxury Goods	4,800	16,978
Sands China Ltd.	Hotels, Restaurants & Leisure	9,600	51,332
Shangri-La Asia Ltd.	Hotels, Restaurants & Leisure	4,000	7,525
Shun Tak Holdings Ltd.	Industrial Conglomerates	8,000	3,273
Sino Biopharmaceutical Ltd.	Pharmaceuticals	24,000	36,832
Sino Land Co. Ltd.	Real Estate Management & Development	12,000	19,517
SJM Holdings Ltd.	Hotels, Restaurants & Leisure	8,000	9,952
Sun Art Retail Group Ltd.	Food & Staples Retailing	8,000	10,462
Sun Hung Kai Properties Ltd.	Real Estate Management & Development	6,000	90,549
Swire Pacific Ltd., A	Real Estate Management & Development	2,000	21,184
Swire Pacific Ltd., B	Real Estate Management & Development	5,000	8,897
Swire Properties Ltd.	Real Estate Management & Development	4,000	14,786
Taifook Securities Group Ltd.	Capital Markets	8,000	3,651
Techtronic Industries Co. Ltd.	Household Durables	5,000	27,882
Television Broadcasts Ltd.	Media	1,200	3,801
The Bank of East Asia Ltd.	Banks	4,800	19,181
The Wharf Holdings Ltd.	Real Estate Management & Development	4,000	12,848
VTech Holdings Ltd.	Communications Equipment	600	6,925
[b] WH Group Ltd., Reg S	Food Products	32,000	26,063
Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	4,000	28,475
Wheelock and Co. Ltd.	Real Estate Management & Development	4,000	27,863
Xinyi Glass Holdings Ltd.	Auto Components	8,000	9,779
Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	3,000	8,470
			2,088,213
India 10.9%
ABB India Ltd.	Electrical Equipment	196	3,371
ACC Ltd.	Construction Materials	174	3,403
Adani Enterprises Ltd.	Trading Companies & Distributors	1,018	1,681
Adani Ports And Special Economic Zone Ltd.	Transportation Infrastructure	3,140	17,101

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

	Independent Power and Renewable
[a] Adani Power Ltd.	Electricity Producers	3,568	841
Ambuja Cements Ltd.	Construction Materials	2,984	9,035
Ashok Leyland Ltd.	Machinery	4,512	8,284
Asian Paints Ltd.	Chemicals	1,102	20,337
Aurobindo Pharma Ltd.	Pharmaceuticals	1,050	9,304
[a] Avenue Supermarts Ltd.	Food & Staples Retailing	254	5,507
Axis Bank Ltd.	Banks	6,402	47,729
Bajaj Auto Ltd.	Automobiles	334	13,700
Bajaj Finance Ltd.	Consumer Finance	662	22,188
Bajaj Finserv Ltd.	Diversified Financial Services	148	12,574
Bajaj Holdings & Investment Ltd.	Diversified Financial Services	102	4,291
Bank of Baroda	Banks	1,776	2,920
[a] Bank of India	Banks	800	1,022
Berger Paints India Ltd.	Chemicals	898	3,683
Bharat Electronics Ltd.	Aerospace & Defense	2,272	3,603
Bharat Forge Ltd.	Auto Components	718	6,421
Bharat Heavy Electricals Ltd.	Electrical Equipment	3,396	3,556
Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	3,814	20,780
Bharti Airtel Ltd.	Wireless Telecommunication Services	4,884	27,227
Bharti Infratel Ltd.	Diversified Telecommunication Services	3,284	14,406
Biocon Ltd.	Biotechnology	640	5,787
Bosch Ltd.	Auto Components	28	7,156
Britannia Industries Ltd.	Food Products	112	10,157
[a] Cadila Healthcare Ltd.	Pharmaceuticals	948	5,222
Canara Bank Ltd.	Banks	460	1,689
Castrol India Ltd.	Chemicals	914	2,184
[a] CG Power and Industrial Solutions Ltd.	Electrical Equipment	1,586	1,295
Cipla Ltd.	Pharmaceuticals	1,240	11,160
Coal India Ltd.	Oil, Gas & Consumable Fuels	4,828	18,628
Colgate-Palmolive India Ltd.	Personal Products	276	4,773
Container Corp. Of India Ltd.	Road & Rail	640	6,093
Cummins India Ltd.	Machinery	256	2,420
Dabur India Ltd.	Personal Products	2,096	11,975
Dalmia Bharat Ltd.	Construction Materials	88	2,928
Divi's Laboratories Ltd.	Life Sciences Tools & Services	306	4,639
DLF Ltd.	Real Estate Management & Development	1,624	4,475
Dr Reddy's Laboratories Ltd.	Pharmaceuticals	312	10,178
Eicher Motors Ltd.	Machinery	52	21,699
Emami Ltd.	Personal Products	420	3,244
Exide Industries Ltd.	Auto Components	786	2,963
[a] Future Retail Ltd.	Multiline Retail	1,100	9,228
GAIL India Ltd.	Gas Utilities	2,084	10,349
GlaxoSmithKline Consumer Healthcare Ltd.	Food Products	40	3,798
Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	532	4,527
[a] GMR Infrastructure Ltd.	Construction & Engineering	8,142	1,818
Godrej Consumer Products Ltd.	Personal Products	940	16,816
Godrej Industries Ltd.	Industrial Conglomerates	270	2,458
Grasim Industries Ltd.	Construction Materials	1,234	18,134
Great Eastern Shipping Co. Ltd.	Oil, Gas & Consumable Fuels	192	790
Havell's India Ltd.	Electrical Equipment	924	7,328
HCL Technologies Ltd.	IT Services	2,014	27,227
[c] HDFC Standard Life Insurance Co. Ltd., 144A	Insurance	1,400	9,321
Hero Motocorp Ltd.	Automobiles	378	19,163
Hindalco Industries Ltd.	Metals & Mining	3,430	11,539
Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	2,326	8,799
Hindustan Unilever Ltd.	Household Products	2,708	64,865
Hindustan Zinc Ltd.	Metals & Mining	902	3,614
Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance	6,374	177,512
[b] ICICI Lombard General Insurance Co. Ltd., Reg S	Insurance	270	2,746
[b] ICICI Prudential Life Insurance Co. Ltd., Reg S	Insurance	994	5,474
[a] IDBI Bank Ltd.	Banks	2,038	1,633
[a] Idea Cellular Ltd.	Wireless Telecommunication Services	8,156	7,065
IDFC Bank Ltd.	Banks	5,150	2,920

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

IDFC Ltd.	Diversified Financial Services	400	270
Indiabulls Housing Finance Ltd.	Thrifts & Mortgage Finance	1,242	20,711
Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	8,370	19,057
Infosys Ltd.	IT Services	7,240	138,132
[b] InterGlobe Aviation Ltd., Reg S	Airlines	362	5,751
ITC Ltd.	Tobacco	11,214	43,570
[a] Jindal Steel & Power Ltd.	Metals & Mining	1,410	4,590
	Independent Power and Renewable
[a] JSW Energy Ltd.	Electricity Producers	1,472	1,409
JSW Steel Ltd.	Metals & Mining	4,528	21,597
Kansai Nerolac Paints Ltd.	Chemicals	498	3,214
L&T Finance Holdings Ltd.	Diversified Financial Services	1,686	3,732
Larsen & Toubro Ltd.	Construction & Engineering	1,286	23,933
LIC Housing Finance Ltd.	Thrifts & Mortgage Finance	954	6,525
Lupin Ltd.	Pharmaceuticals	852	11,239
Mahindra & Mahindra Financial Services Ltd.	Consumer Finance	1,052	7,211
Mahindra & Mahindra Ltd.	Automobiles	2,326	30,476
Mangalore Refinery and Petrochemicals Ltd.	Oil, Gas & Consumable Fuels	772	913
Marico Ltd.	Personal Products	1,740	8,423
Maruti Suzuki India Ltd.	Automobiles	464	59,769
Motherson Sumi Systems Ltd.	Auto Components	2,410	10,014
Mphasis Ltd.	IT Services	294	4,652
MRF Ltd.	Auto Components	4	4,377
Nestle India Ltd.	Food Products	90	12,886
	Independent Power and Renewable
NHPC Ltd.	Electricity Producers	9,490	3,248
NMDC Ltd.	Metals & Mining	2,926	4,617
	Independent Power and Renewable
NTPC Ltd.	Electricity Producers	7,560	17,616
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	11,774	27,220
Oil India Ltd.	Oil, Gas & Consumable Fuels	1,050	3,216
[a] Oracle Financial Services Software Ltd.	Software	88	5,233
Page Industries Ltd.	Textiles, Apparel & Luxury Goods	20	8,119
Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	1,078	3,449
Pidilite Industries Ltd.	Chemicals	474	7,357
Piramal Enterprises Ltd.	Pharmaceuticals	324	11,994
Power Finance Corp., Ltd.	Diversified Financial Services	2,200	2,482
Power Grid Corp. of India Ltd.	Electric Utilities	2,960	8,072
[a] Punjab National Bank Ltd.	Banks	1,800	2,001
Rajesh Exports Ltd.	Textiles, Apparel & Luxury Goods	534	4,688
Reliance Capital Ltd.	Diversified Financial Services	476	2,694
[a] Reliance Communications Ltd.	Wireless Telecommunication Services	3,948	792
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	11,864	168,389
Reliance Infrastructure Ltd.	Electric Utilities	496	2,836
	Independent Power and Renewable
[a] Reliance Power Ltd.	Electricity Producers	2,116	988
Rural Electrification Corp. Ltd.	Diversified Financial Services	2,528	3,861
SBI Life Insurance Co. Ltd., 144A	Insurance	420	4,134
Shree Cement Ltd.	Construction Materials	32	7,265
Shriram Transport Finance Co. Ltd.	Consumer Finance	646	12,252
Siemens Ltd.	Industrial Conglomerates	330	4,722
[a] State Bank of India	Banks	6,204	23,484
[a] Steel Authority of India Ltd.	Metals & Mining	3,820	4,628
Sun Pharmaceutical Industries Ltd.	Pharmaceuticals	4,198	34,557
Sun TV Network Ltd.	Media	324	3,699
Tata Communications Ltd.	Diversified Telecommunication Services	262	2,267
Tata Consultancy Services Ltd.	IT Services	3,510	94,660
[a] Tata Motors Ltd., A	Automobiles	1,470	3,404
[a] Tata Motors Ltd.	Automobiles	3,862	15,180
Tata Power Co. Ltd.	Electric Utilities	3,648	3,900
Tata Steel Ltd.	Metals & Mining	1,042	8,635
Tech Mahindra Ltd.	IT Services	1,786	17,086
Titan Co. Ltd.	Textiles, Apparel & Luxury Goods	1,190	15,258
Torrent Pharmaceuticals Ltd.	Pharmaceuticals	156	3,190

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Torrent Power Ltd.	Electric Utilities	444	1,472
UltraTech Cement Ltd.	Construction Materials	318	17,723
[a] Union Bank of India Ltd.	Banks	560	670
United Breweries Ltd.	Beverages	256	4,302
[a] United Spirits Ltd.	Beverages	1,140	11,064
UPL Ltd.	Chemicals	1,360	12,283
Vakrangee Software Ltd.	IT Services	2,064	2,014
Vedanta Ltd.	Metals & Mining	5,998	20,678
Wipro Ltd.	IT Services	4,150	15,839
[a] Wockhardt Ltd.	Pharmaceuticals	112	1,048
Yes Bank Ltd.	Banks	6,056	30,021
Zee Entertainment Enterprises Ltd.	Media	2,028	16,101
			1,941,612
Indonesia 2.0%
Adaro Energy Tbk PT	Oil, Gas & Consumable Fuels	48,000	5,996
Astra Agro Lestari Tbk PT	Food Products	1,800	1,407
Astra International Tbk PT	Automobiles	74,800	34,451
Bank Central Asia Tbk PT	Banks	37,200	55,748
Bank Danamon Indonesia Tbk PT	Banks	12,000	5,338
Bank Mandiri Persero Tbk PT	Banks	71,200	34,035
Bank Negara Indonesia Persero Tbk PT	Banks	28,400	13,972
Bank Rakyat Indonesia Persero Tbk PT	Banks	203,600	40,351
Bukit Asam Tbk PT	Oil, Gas & Consumable Fuels	15,600	4,322
Bumi Serpong Damai Tbk PT	Real Estate Management & Development	29,200	3,189
Charoen Pokphand Indonesia Tbk PT	Food Products	28,200	7,242
Gudang Garam Tbk PT	Tobacco	1,800	8,447
Hanjaya Mandala Sampoerna Tbk PT	Tobacco	33,600	8,394
Indocement Tunggal Prakarsa Tbk PT	Construction Materials	5,200	4,953
Indofood CBP Sukses Makmur Tbk PT	Food Products	8,800	5,435
Indofood Sukses Makmur Tbk PT	Food Products	16,800	7,796
Jasa Marga Persero Tbk PT	Transportation Infrastructure	8,400	2,450
Kalbe Farma Tbk PT	Pharmaceuticals	72,400	6,164
Matahari Department Store Tbk PT	Multiline Retail	9,000	5,527
Media Nusantara Citra Tbk PT	Media	19,000	1,220
Perusahaan Gas Negara (Persero) Tbk PT	Gas Utilities	40,200	5,596
PT Telkom Indonesia (Persero) Tbk	Diversified Telecommunication Services	183,800	48,098
[a] PT XL Axiata Tbk	Wireless Telecommunication Services	13,800	2,427
Semen Indonesia (Persero) Tbk PT	Construction Materials	11,200	5,569
Surya Citra Media Tbk PT	Media	22,000	3,163
Tower Bersama Infrastructure Tbk PT	Diversified Telecommunication Services	7,600	2,646
Unilever Indonesia Tbk PT	Household Products	4,400	14,155
United Tractors Tbk PT	Oil, Gas & Consumable Fuels	5,800	12,790
[a] Vale Indonesia Tbk PT	Metals & Mining	7,800	2,199
			353,080
Italy 0.1%
Prada SpA	Textiles, Apparel & Luxury Goods	2,000	9,254

Luxembourg 0.0%†
L'Occitane International SA	Specialty Retail	2,000	3,299

Macau 0.1%
Macau Legend Development Ltd.	Hotels, Restaurants & Leisure	6,000	987
Wynn Macau Ltd.	Hotels, Restaurants & Leisure	5,600	18,023
			19,010
Malaysia 2.9%
AirAsia Group Bhd.	Airlines	5,400	3,997
Alliance Bank Malaysia Bhd.	Banks	4,200	4,201
AMMB Holdings Bhd.	Banks	7,200	6,684
Astro Malaysia Holdings Bhd.	Media	5,400	2,125
Axiata Group Bhd.	Wireless Telecommunication Services	17,000	15,992
British American Tobacco Malaysia Bhd.	Tobacco	600	5,166
[a] Bumi Armada Bhd.	Energy Equipment & Services	9,000	1,604

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

CIMB Group Holdings Bhd.	Banks	24,600	33,190
Digi.com Bhd.	Wireless Telecommunication Services	14,200	14,588
Felda Global Ventures Holdings Bhd.	Food Products	7,200	2,691
Gamuda Bhd.	Construction & Engineering	8,400	6,800
Genting Bhd.	Hotels, Restaurants & Leisure	8,600	17,905
Genting Malaysia Bhd.	Hotels, Restaurants & Leisure	10,800	13,047
HAP Seng Consolidated Bhd.	Industrial Conglomerates	2,800	6,793
Hong Leong Bank Bhd.	Banks	2,400	10,813
Hong Leong Financial Group Bhd.	Banks	800	3,565
IHH Healthcare Bhd.	Health Care Providers & Services	10,800	16,309
IJM Corp. Bhd.	Construction & Engineering	12,200	5,406
IOI Corp. Bhd.	Food Products	11,800	13,262
IOI Properties Group Bhd.	Real Estate Management & Development	7,200	2,852
	Equity Real Estate Investment Trusts
KLCCP Stapled Group	(REITs)	1,800	3,565
Kuala Lumpur Kepong Bhd.	Food Products	1,800	10,766
Malayan Banking Bhd.	Banks	17,600	39,213
Malaysia Airports Holdings Bhd.	Transportation Infrastructure	3,400	7,407
Maxis Bhd.	Wireless Telecommunication Services	10,600	14,327
MISC Bhd.	Marine	5,400	7,914
MMC Corp. Bhd.	Industrial Conglomerates	2,200	730
Nestle (Malaysia) Bhd.	Food Products	200	7,303
Petronas Chemicals Group Bhd.	Chemicals	10,800	22,485
Petronas Dagangan Bhd.	Oil, Gas & Consumable Fuels	1,200	7,367
Petronas Gas Bhd.	Gas Utilities	3,000	12,848
PPB Group Bhd.	Food Products	2,200	10,718
Press Metal Aluminium Holdings Bhd.	Metals & Mining	7,200	7,771
Public Bank Bhd.	Banks	11,800	68,238
RHB Bank Bhd	Banks	4,400	5,947
[a] Sapura Energy Bhd.	Energy Equipment & Services	17,200	2,725
Sime Darby Bhd.	Industrial Conglomerates	13,600	8,249
Sime Darby Plantation Bhd.	Food Products	13,600	17,945
Sime Darby Property Bhd.	Real Estate Management & Development	13,600	4,040
Telekom Malaysia Bhd.	Diversified Telecommunication Services	4,600	3,542
Tenaga Nasional Bhd.	Electric Utilities	15,200	55,088
UEM Sunrise Bhd.	Real Estate Management & Development	4,800	844
Westports Holdings Bhd.	Transportation Infrastructure	3,800	3,189
YTL Corp. Bhd.	Multi-Utilities	17,800	4,979
YTL Power International Bhd.	Multi-Utilities	8,000	2,040
			516,230
Pakistan 0.1%
Fauji Fertilizer Co. Ltd.	Chemicals	3,000	2,443
Habib Bank Ltd.	Banks	2,600	3,563
[a] National Bank of Pakistan	Banks	2,000	780
Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels	1,000	1,281
Pakistan Petroleum Ltd.	Oil, Gas & Consumable Fuels	1,800	3,185
			11,252
Philippines 1.2%
Aboitiz Equity Ventures Inc.	Industrial Conglomerates	8,680	8,864
	Independent Power and Renewable
Aboitiz Power Corp	Electricity Producers	6,000	3,907
[a] Alliance Global Group Inc.	Industrial Conglomerates	15,000	3,266
Ayala Corp.	Diversified Financial Services	925	15,946
Ayala Land Inc.	Real Estate Management & Development	26,600	18,891
Bank of the Philippine Islands	Banks	6,844	11,349
BDO Unibank Inc.	Banks	7,520	17,684
Bloomberry Resorts Corp.	Hotels, Restaurants & Leisure	13,200	2,412
DMCI Holdings Inc.	Industrial Conglomerates	14,200	2,794
	Independent Power and Renewable
[a] Energy Development Corp.	Electricity Producers	6,600	647
Globe Telecom Inc.	Wireless Telecommunication Services	110	3,174
GT Capital Holdings Inc.	Diversified Financial Services	340	5,798
International Container Terminal Services Inc.	Transportation Infrastructure	4,200	6,083

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Jollibee Foods Corp.	Hotels, Restaurants & Leisure	1,560	7,688
LT Group Inc.	Industrial Conglomerates	10,600	3,591
Manila Electric Co.	Electric Utilities	1,020	6,796
Megaworld Corp.	Real Estate Management & Development	44,000	3,529
Metro Pacific Investments Corp.	Diversified Financial Services	54,600	4,706
Metropolitan Bank & Trust Co.	Banks	6,126	8,425
Petron Corp.	Oil, Gas & Consumable Fuels	9,200	1,531
PLDT Inc.	Wireless Telecommunication Services	450	10,877
Semirara Mining and Power Corp.	Oil, Gas & Consumable Fuels	4,600	2,612
SM Investments Corp.	Industrial Conglomerates	1,860	30,496
SM Prime Holdings Inc.	Real Estate Management & Development	34,600	23,308
Universal Robina Corp.	Food Products	3,400	7,709
			212,083
Singapore 4.0%
	Equity Real Estate Investment Trusts
Ascendas REIT	(REITs)	9,200	17,813
BOC Aviation Ltd.	Trading Companies & Distributors	800	4,971
	Equity Real Estate Investment Trusts
CapitaLand Commercial Trust	(REITs)	9,000	10,957
CapitaLand Ltd.	Real Estate Management & Development	9,600	22,249
	Equity Real Estate Investment Trusts
CapitaLand Mall Trust	(REITs)	8,800	13,360
City Developments Ltd.	Real Estate Management & Development	1,800	14,429
ComfortDelGro Corp. Ltd.	Road & Rail	7,800	13,443
DBS Group Holdings Ltd.	Banks	6,800	132,708
Frasers Property Ltd.	Real Estate Management & Development	1,400	1,694
Genting Singapore Ltd.	Hotels, Restaurants & Leisure	22,200	19,864
Golden Agri-Resources Ltd.	Food Products	24,600	5,503
Hutchison Port Holdings Trust	Transportation Infrastructure	18,800	5,264
Jardine Cycle & Carriage Ltd.	Distributors	400	9,335
Keppel Corp. Ltd.	Industrial Conglomerates	5,600	29,366
M1 Ltd.	Wireless Telecommunication Services	1,200	1,408
Oversea-Chinese Banking Corp. Ltd.	Banks	12,600	107,564
SATS Ltd.	Transportation Infrastructure	2,400	8,801
SembCorp Industries Ltd.	Industrial Conglomerates	3,200	6,454
SembCorp Marine Ltd.	Machinery	3,000	4,488
SIA Engineering Co. Ltd.	Transportation Infrastructure	200	461
Singapore Airlines Ltd.	Airlines	2,000	15,680
Singapore Exchange Ltd.	Capital Markets	3,200	16,827
Singapore Post Ltd.	Air Freight & Logistics	5,800	5,360
Singapore Press Holdings Ltd.	Media	6,200	11,823
Singapore Technologies Engineering Ltd.	Aerospace & Defense	5,800	13,995
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	28,600	64,604
StarHub Ltd.	Wireless Telecommunication Services	2,200	2,678
	Equity Real Estate Investment Trusts
Suntec REIT	(REITs)	8,600	10,912
United Overseas Bank Ltd.	Banks	4,800	94,205
UOL Group Ltd.	Real Estate Management & Development	1,800	10,059
	Electronic Equipment, Instruments &
Venture Corp. Ltd.	Components	1,000	13,084
Wilmar International Ltd.	Food Products	7,400	16,607
Wing Tai Holdings Ltd.	Real Estate Management & Development	1,400	2,043
Yangzijiang Shipbuilding Holdings Ltd.	Machinery	8,200	5,443
Yanlord Land Group Ltd.	Real Estate Management & Development	2,600	3,032
			716,484
South Korea 15.1%
Amorepacific Corp.	Personal Products	122	35,303
AmorePacific Group	Personal Products	110	12,189
BGF Co. Ltd.	Industrial Conglomerates	48	465
BGF Retail Co. Ltd.	Food & Staples Retailing	22	3,849
BNK Financial Group Inc.	Banks	1,118	9,379
[a] Celltrion Healthcare Co. Ltd.	Health Care Providers & Services	166	16,518
[a] Celltrion Inc.	Biotechnology	300	81,696

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Cheil Worldwide Inc.	Media	266	4,929
CJ CheilJedang Corp.	Food Products	28	8,856
CJ Corp.	Industrial Conglomerates	48	6,116
[a] CJ Logistics Corp.	Road & Rail	28	4,221
Coway Co. Ltd.	Household Durables	202	15,696
Daelim Industrial Co. Ltd.	Construction & Engineering	104	7,139
[a] Daewoo Engineering & Construction Co. Ltd.	Construction & Engineering	680	3,581
DB Insurance Co. Ltd.	Insurance	170	9,000
DGB Financial Group Inc.	Banks	588	5,408
Dongsuh Cos. Inc.	Food & Staples Retailing	118	2,769
Doosan Corp.	Industrial Conglomerates	22	2,053
[a] Doosan Heavy Industries & Construction Co. Ltd.	Electrical Equipment	240	3,370
[a] Doosan Infracore Co. Ltd.	Machinery	508	4,394
E-MART Inc.	Food & Staples Retailing	78	17,812
GS Engineering & Construction Corp.	Construction & Engineering	172	7,099
GS Holdings Corp.	Oil, Gas & Consumable Fuels	196	9,567
GSretail Co. Ltd.	Food & Staples Retailing	102	4,022
Hana Financial Group Inc.	Banks	1,114	42,831
Hankook Tire Co. Ltd.	Auto Components	280	10,577
Hanmi Pharm Co. Ltd.	Pharmaceuticals	26	9,821
Hanmi Science Co. Ltd.	Pharmaceuticals	50	2,898
Hanon Systems	Auto Components	618	5,878
Hanssem Co. Ltd.	Household Durables	38	3,580
[a] Hanwha Aerospace Co. Ltd.	Aerospace & Defense	140	2,946
Hanwha Chemical Corp.	Chemicals	314	6,156
Hanwha Corp.	Industrial Conglomerates	170	4,812
Hanwha Life Insurance Co. Ltd.	Insurance	940	4,470
HDC Holdings Co. Ltd.	Construction & Engineering	46	1,180
[a] HDC Hyundai Development Co-Engineering & Construction	Construction & Engineering	124	5,997
Hite Jinro Co. Ltd.	Beverages	116	2,045
Hotel Shilla Co. Ltd.	Specialty Retail	118	13,076
[d] Hyosung Corp.	Chemicals	88	10,581
[a] Hyundai Construction Equipment Co. Ltd.	Machinery	22	2,783
Hyundai Department Store Co. Ltd.	Multiline Retail	58	6,011
[a] Hyundai Electric & Energy Systems Co. Ltd.	Electrical Equipment	20	1,256
Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	278	14,343
Hyundai Glovis Co. Ltd.	Air Freight & Logistics	70	7,254
[a] Hyundai Heavy Industries Co. Ltd.	Machinery	156	14,277
[a] Hyundai Heavy Industries Holdings Co. Ltd.	Machinery	40	12,687
Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	232	7,015
[a] Hyundai Mipo Dockyard Co. Ltd.	Machinery	38	2,925
Hyundai Mobis Co. Ltd.	Auto Components	246	46,794
Hyundai Motor Co.	Automobiles	540	60,808
Hyundai Steel Co.	Metals & Mining	288	13,592
Hyundai Wia Corp.	Auto Components	54	1,974
Industrial Bank of Korea	Banks	1,014	14,011
Kakao Corp.	Internet Software & Services	176	18,082
Kangwon Land Inc.	Hotels, Restaurants & Leisure	408	9,573
KB Financial Group Inc.	Banks	1,504	71,253
KCC Corp.	Building Products	22	6,475
KEPCO Plant Service and Engineering Co. Ltd.	Commercial Services & Supplies	82	2,623
Kia Motors Corp.	Automobiles	956	26,463
[a] Korea Aerospace Industries Ltd.	Aerospace & Defense	248	9,168
Korea Electric Power Corp.	Electric Utilities	972	27,908
[a] Korea Gas Corp.	Gas Utilities	102	5,876
Korea Investment Holdings Co. Ltd.	Capital Markets	146	11,017
Korea Zinc Co. Ltd.	Metals & Mining	36	12,468
Korean Air Lines Co. Ltd.	Airlines	182	4,613
KT&G Corp.	Tobacco	424	40,707
Kumho Petrochemical Co. Ltd.	Chemicals	68	7,108
LG Chem Ltd.	Chemicals	176	52,666
LG Corp.	Industrial Conglomerates	346	22,384
	Electronic Equipment, Instruments &
LG Display Co. Ltd.	Components	850	13,957

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

LG Electronics Inc.	Household Durables	414	30,832
Lg Hausys Ltd.	Building Products	16	996
LG Household & Health Care Ltd.	Personal Products	34	42,588
LG Uplus Corp.	Diversified Telecommunication Services	740	9,296
Lotte Chemical Corp.	Chemicals	56	17,486
Lotte Chilsung Beverage Co. Ltd.	Beverages	2	2,758
[a] Lotte Corp.	Industrial Conglomerates	112	5,758
LOTTE Fine Chemical Co. Ltd.	Chemicals	68	3,966
Lotte Shopping Co. Ltd.	Multiline Retail	36	6,783
LS Corp.	Electrical Equipment	66	4,441
Mando Corp.	Auto Components	78	2,687
Mirae Asset Daewood Co. Ltd.	Capital Markets	1,600	12,231
Naver Corp.	Internet Software & Services	104	71,200
NCsoft Corp.	Software	66	21,970
Netmarble Corp.	Software	68	9,305
NH Investment & Securities Co. Ltd.	Capital Markets	492	6,600
[a] NHN Entertainment Corp.	Software	38	2,213
Nongshim Co. Ltd.	Food Products	12	3,499
OCI Co. Ltd.	Chemicals	70	6,469
Orion Corp.	Food Products	82	10,963
Ottogi Corp.	Food Products	4	3,083
Paradise Co. Ltd.	Hotels, Restaurants & Leisure	174	2,818
POSCO	Metals & Mining	254	74,981
Posco Daewoo Corp.	Trading Companies & Distributors	188	3,610
S-1 Corp.	Commercial Services & Supplies	72	6,254
S-Oil Corp.	Oil, Gas & Consumable Fuels	158	15,524
[a] Samsung Biologics Co. Ltd.	Life Sciences Tools & Services	52	19,456
Samsung C&T Corp.	Industrial Conglomerates	278	29,060
Samsung Card Co. Ltd.	Consumer Finance	118	4,055
	Electronic Equipment, Instruments &
Samsung Electro-Mechanics Co. Ltd.	Components	214	28,514
	Technology Hardware, Storage &
Samsung Electronics Co. Ltd.	Peripherals	17,758	743,303
[a] Samsung Engineering Co. Ltd.	Construction & Engineering	604	8,481
Samsung Fire & Marine Insurance Co. Ltd.	Insurance	126	29,847
[a] Samsung Heavy Industries Co. Ltd.	Machinery	1,620	10,378
Samsung Life Insurance Co. Ltd.	Insurance	244	21,543
	Electronic Equipment, Instruments &
Samsung SDI Co. Ltd.	Components	202	38,787
Samsung SDS Co. Ltd.	IT Services	122	21,948
Samsung Securities Co. Ltd.	Capital Markets	242	7,546
Shinhan Financial Group Co. Ltd.	Banks	1,718	66,747
Shinsegae Co. Ltd.	Multiline Retail	26	9,367
[a] SillaJen Inc.	Biotechnology	200	13,154
SK Holdings Co. Ltd.	Industrial Conglomerates	128	29,746
	Semiconductors & Semiconductor
SK Hynix Inc.	Equipment	2,036	156,559
SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	232	42,049
SK Networks Co. Ltd.	Trading Companies & Distributors	538	2,172
SK Telecom Co. Ltd.	Wireless Telecommunication Services	132	27,596
SKC Co. Ltd.	Chemicals	72	2,788
Woori Bank	Banks	1,930	28,227
Yuhan Corp.	Pharmaceuticals	32	6,245
			2,676,229
Taiwan 12.5%
	Technology Hardware, Storage &
[a] Acer Inc.	Peripherals	12,000	9,800
	Technology Hardware, Storage &
Advantech Co. Ltd.	Peripherals	2,000	13,185
	Semiconductors & Semiconductor
ASE Industrial Holding Co. Ltd.	Equipment	12,500	29,355
Asia Cement Corp.	Construction Materials	8,000	8,790

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

	Technology Hardware, Storage &
Asustek Computer Inc.	Peripherals	2,000	18,269
	Electronic Equipment, Instruments &
AU Optronics Corp.	Components	34,000	14,386
Capital Securities Corp.	Capital Markets	8,000	2,965
	Technology Hardware, Storage &
Catcher Technology Co. Ltd.	Peripherals	2,000	22,369
Cathay Financial Holding Co. Ltd.	Insurance	30,000	52,938
Chang Hwa Commercial Bank Ltd.	Banks	22,000	12,772
Cheng Shin Rubber Industry Co. Ltd.	Auto Components	8,000	12,031
	Electronic Equipment, Instruments &
Cheng Uei Precision Industry Co. Ltd.	Components	2,000	2,132
	Technology Hardware, Storage &
Chicony Electronics Co. Ltd.	Peripherals	2,000	4,507
[a] China Airlines Ltd.	Airlines	10,000	3,122
China Development Financial Holding Corp.	Banks	54,000	19,748
China Life Insurance Co. Ltd.	Insurance	10,000	10,529
China Motor Corp.	Automobiles	2,000	1,860
China Steel Corp.	Metals & Mining	48,000	37,312
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	14,000	50,511
	Technology Hardware, Storage &
Compal Electronics Inc.	Peripherals	16,000	10,076
CTBC Financial Holding Co. Ltd.	Banks	70,000	50,396
	Electronic Equipment, Instruments &
Delta Electronics Inc.	Components	8,000	28,732
E.Sun Financial Holding Co. Ltd.	Banks	38,000	26,485
	Semiconductors & Semiconductor
[a] Epistar Corp.	Equipment	4,000	5,005
Eternal Materials Co. Ltd.	Chemicals	6,000	5,481
EVA Airways Corp.	Airlines	8,000	3,870
[a] Evergreen Marine Corp. Taiwan Ltd.	Marine	8,000	3,411
Far Eastern International Bank	Banks	8,000	2,650
Far Eastern New Century Corp.	Industrial Conglomerates	16,000	15,166
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	6,000	15,507
Feng Hsin Steel Co. Ltd.	Metals & Mining	2,000	3,838
Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	2,000	10,037
First Financial Holding Co. Ltd.	Banks	38,000	25,675
	Electronic Equipment, Instruments &
FIT Hon Teng Ltd.	Components	4,000	1,810
Formosa Chemicals & Fibre Corp.	Chemicals	14,000	55,792
Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	6,000	24,107
Formosa Plastics Corp.	Chemicals	18,000	66,418
Formosa Taffeta Co. Ltd.	Textiles, Apparel & Luxury Goods	4,000	4,375
	Electronic Equipment, Instruments &
Foxconn Technology Co. Ltd.	Components	4,000	9,787
Fubon Financial Holding Co. Ltd.	Diversified Financial Services	28,000	46,929
Giant Manufacturing Co. Ltd.	Leisure Products	2,000	8,462
	Semiconductors & Semiconductor
Globalwafers Co. Ltd.	Equipment	1,000	16,629
	Electronic Equipment, Instruments &
Hon Hai Precision Industry Co. Ltd.	Components	58,000	158,276
	Technology Hardware, Storage &
[a] HTC Corp.	Peripherals	2,000	3,733
Hua Nan Financial Holdings Co. Ltd.	Banks	32,000	18,630
	Electronic Equipment, Instruments &
Innolux Corp.	Components	34,000	12,211
	Technology Hardware, Storage &
Inventec Corp.	Peripherals	12,000	9,427
	Electronic Equipment, Instruments &
Largan Precision Co. Ltd.	Components	400	58,907
	Technology Hardware, Storage &
Lite-On Technology Corp.	Peripherals	8,000	9,682
	Semiconductors & Semiconductor
MediaTek Inc.	Equipment	6,000	59,039

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Mega Financial Holding Co. Ltd.	Banks	42,000	37,057
Nan Ya Plastics Corp.	Chemicals	22,000	62,922
	Semiconductors & Semiconductor
Nanya Technology Corp.	Equipment	2,000	5,458
	Semiconductors & Semiconductor
Novatek Microelectronics Corp. Ltd.	Equipment	2,000	9,020
Oriental Union Chemical Corp.	Chemicals	2,000	2,158
	Technology Hardware, Storage &
Pegatron Corp.	Peripherals	8,000	16,452
Pou Chen Corp.	Textiles, Apparel & Luxury Goods	10,000	11,611
President Chain Store Corp.	Food & Staples Retailing	2,000	22,664
	Technology Hardware, Storage &
Quanta Computer Inc.	Peripherals	10,000	17,548
	Semiconductors & Semiconductor
Realtek Semiconductor Corp.	Equipment	2,000	7,281
Shin Kong Financial Holding Co. Ltd.	Insurance	30,000	11,562
SinoPac Financial Holdings Co. Ltd.	Banks	40,000	14,432
	Electronic Equipment, Instruments &
Synnex Technology International Corp.	Components	6,000	9,053
Taishin Financial Holding Co. Ltd.	Banks	36,000	17,003
Taiwan Business Bank	Banks	16,000	4,938
Taiwan Cement Corp.	Construction Materials	14,000	19,447
Taiwan Cooperative Financial Holding Co. Ltd.	Banks	34,000	19,906
Taiwan Fertilizer Co. Ltd.	Chemicals	2,000	2,745
[a] Taiwan Glass Industry Corp.	Building Products	6,000	3,385
Taiwan High Speed Rail Corp.	Transportation Infrastructure	8,000	6,271
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	6,000	21,746
Taiwan Secom Co. Ltd.	Commercial Services & Supplies	2,000	5,878
	Semiconductors & Semiconductor
Taiwan Semiconductor Manufacturing Co. Ltd.	Equipment	92,000	653,295
Teco Electric & Machinery Co. Ltd.	Electrical Equipment	6,000	4,507
	Electronic Equipment, Instruments &
[a] TPK Holding Co. Ltd.	Components	2,000	4,225
	Technology Hardware, Storage &
Transcend Information Inc.	Peripherals	2,000	5,550
U-Ming Marine Transport Corp.	Marine	2,000	2,198
Uni-President Enterprises Corp.	Food Products	18,000	45,696
	Electronic Equipment, Instruments &
Unimicron Technology Corp.	Components	6,000	3,208
	Semiconductors & Semiconductor
United Microelectronics Corp.	Equipment	46,000	25,574
	Semiconductors & Semiconductor
Vanguard International Semiconductor Corp.	Equipment	4,000	9,158
Walsin Lihwa Corp.	Electrical Equipment	12,000	8,147
Wan Hai Lines Ltd.	Marine	2,000	1,109
	Technology Hardware, Storage &
Wistron Corp.	Peripherals	10,000	7,429
Yuanta Financial Holding Co. Ltd.	Capital Markets	44,000	20,060
Yulon Motor Co. Ltd.	Automobiles	4,000	2,768
			2,218,585
Thailand 3.2%
Advanced Info Service PCL	Wireless Telecommunication Services	4,200	23,453
Airports of Thailand Public Co. Ltd., NVDR	Transportation Infrastructure	16,600	31,567
Bangkok Bank PCL, fgn	Banks	1,800	10,785
Bangkok Dusit Medical Services PCL	Health Care Providers & Services	33,400	25,204
Bangkok Expressway and Metro PCL, NVDR	Transportation Infrastructure	30,600	6,881
Bangkok Life Assurance PCL, NVDR	Insurance	2,000	1,856
Banpu PCL, NVDR	Oil, Gas & Consumable Fuels	16,800	9,888
BEC World PCL	Media	3,800	900
Berli Jucker PCL, NVDR	Food & Staples Retailing	4,000	6,097
BTS Group Holdings PCL, NVDR	Road & Rail	29,200	7,756
Bumrungrad Hospital PCL	Health Care Providers & Services	1,200	6,031
Central Pattana PCL	Real Estate Management & Development	9,600	20,211

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Charoen Pokphand Foods PCL, NVDR	Food Products	15,600	11,395
CP ALL PCL	Food & Staples Retailing	20,000	44,371
	Electronic Equipment, Instruments &
Delta Electronics Thailand PCL	Components	1,800	3,178
	Independent Power and Renewable
Electricity Generating PCL	Electricity Producers	1,000	6,761
Energy Absolute PCL, NVDR	Oil, Gas & Consumable Fuels	6,000	5,931
	Independent Power and Renewable
Glow Energy PCL	Electricity Producers	1,800	5,148
	Independent Power and Renewable
Gulf Energy Development PCL, NVDR	Electricity Producers	1,600	2,994
Home Product Center PCL, NVDR	Specialty Retail	21,600	8,737
Indorama Ventures PCL, NVDR	Chemicals	6,400	10,577
Intouch Holdings PCL	Wireless Telecommunication Services	7,200	11,573
IRPC PCL	Oil, Gas & Consumable Fuels	39,200	6,863
Kasikornbank PCL, fgn	Banks	4,600	27,769
Kasikornbank PCL, NVDR	Banks	3,200	18,738
Krung Thai Bank PCL	Banks	23,800	11,997
Land & Houses PCL, NVDR	Real Estate Management & Development	24,200	8,254
Minor International PCL	Hotels, Restaurants & Leisure	13,600	13,341
PTT Exploration and Production PCL, NVDR	Oil, Gas & Consumable Fuels	5,400	22,901
PTT Global Chemical PCL, NVDR	Chemicals	7,800	17,187
PTT PCL	Oil, Gas & Consumable Fuels	54,600	79,107
	Independent Power and Renewable
Ratchaburi Electricity Generating Holding PCL, NVDR	Electricity Producers	3,200	4,950
Siam City Cement PCL, NVDR	Construction Materials	400	2,427
Siam Commercial Bank PCL	Banks	9,200	32,907
[a] Thai Airways International PCL, NVDR	Airlines	4,200	1,597
Thai Oil PCL	Oil, Gas & Consumable Fuels	4,000	9,387
Thai Union Frozen Products PCL	Food Products	10,800	5,151
The Siam Cement PCL	Construction Materials	2,800	34,989
TMB Bank PCL, NVDR	Banks	82,200	5,707
Total Access Communication PCL	Wireless Telecommunication Services	2,600	2,884
True Corporation PCL, NVDR	Diversified Telecommunication Services	40,800	6,527
			573,977
Total Common Stocks (Cost $18,668,104)			17,528,049
Preferred Stocks 0.8%
South Korea 0.8%
[e] Amorepacific Corp., 0.829%, pfd.	Personal Products	40	5,563
[e] CJ CheilJedang Corp., 2.259%, pfd.	Food Products	8	969
[e] Hanwha Corp., 4.222%, pfd.	Industrial Conglomerates	86	1,181
[e] Hyundai Motor Co., 4.921%, pfd.	Automobiles	88	6,498
[e] Hyundai Motor Co., 4.515%, pfd., 2	Automobiles	144	11,732
[e] LG Chem Ltd., 3.002%, pfd.	Chemicals	30	5,424
[e] LG Electronics Inc., 1.316%, pfd.	Household Durables	66	2,025
[e] LG Household & Health Care Ltd., 1.240%, pfd.	Personal Products	8	5,240
	Technology Hardware, Storage &
[e] Samsung Electronics Co. Ltd., 2.457%, pfd.	Peripherals	3,092	104,454
[e] Samsung Fire & Marine Insurance Co. Ltd., 5.482%, pfd.	Insurance	8	1,310
Total Preferred Stocks (Cost $159,952)			144,396
Total Investments (Cost $18,828,056) 99.4%			17,672,445

Other Assets, less Liabilities 0.6%			114,709
Net Assets 100.0%			$17,787,154

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At June 30,
2018, the aggregate value of these securities was $73,454, representing 0.4% of net assets.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the
Trust's Board of Trustees. At June 30, 2018, the value of this security was $9,321, representing 0.1% of net assets.
dFair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
eVariable rate security. The rate shown represents the yield at period end.

At June 30, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts
Value/Unrealized
			Number of	Notional	Expiration	Appreciation
Description		Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
MSCI Emerging Markets Index		Long	2	$106,330	9/21/18	$(96)
*As of period end.

Abbreviations

Selected Portfolio

ADR	- American Depositary Receipt
NVDR	- Non-Voting Depositary Receipt
REIT	- Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2018 (unaudited)

Franklin FTSE Australia ETF	Industry	Shares	Value
Common Stocks 99.6%
Australia 99.1%
Adelaide Brighton Ltd.	Construction Materials	4,905	$25,187
AGL Energy Ltd.	Multi-Utilities	7,083	117,644
ALS Ltd.	Professional Services	5,238	29,181
Alumina Ltd.	Metals & Mining	26,964	55,783
Amcor Ltd.	Containers & Packaging	12,528	133,383
AMP Ltd.	Diversified Financial Services	31,590	83,091
Ansell Ltd.	Health Care Equipment & Supplies	1,548	31,098
Apa Group	Gas Utilities	12,789	93,074
Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure	6,903	157,599
Atlas Arteria Ltd.	Transportation Infrastructure	7,200	34,206
Aurizon Holdings Ltd.	Road & Rail	20,646	66,051
AusNet Services	Electric Utilities	19,107	22,658
Australia & New Zealand Banking Group Ltd.	Banks	31,338	653,871
Australian Stock Exchange Ltd.	Capital Markets	2,097	99,764
Bank of Queensland Ltd.	Banks	4,239	31,915
Bendigo and Adelaide Bank Ltd.	Banks	5,265	42,168
BHP Billiton Ltd.	Metals & Mining	34,713	869,713
Bluescope Steel Ltd.	Metals & Mining	5,958	75,980
Boral Ltd.	Construction Materials	12,654	61,052
Brambles Ltd.	Commercial Services & Supplies	17,226	113,020
Caltex Australia Ltd.	Oil, Gas & Consumable Fuels	2,799	67,294
Challenger Ltd.	Diversified Financial Services	6,147	53,728
Cimic Group Ltd.	Construction & Engineering	1,044	32,629
Coca-Cola Amatil Ltd.	Beverages	5,508	37,440
Cochlear Ltd.	Health Care Equipment & Supplies	603	89,181
Commonwealth Bank of Australia	Banks	19,035	1,024,844
Computershare Ltd.	IT Services	5,211	70,958
Crown Resorts Ltd.	Hotels, Restaurants & Leisure	3,852	38,422
CSL Ltd.	Biotechnology	4,869	692,943
CSR Ltd.	Construction Materials	5,517	18,710
	Equity Real Estate Investment Trusts
Dexus	(REITs)	11,007	78,967
Domain Holdings Australia Ltd.	Internet Software & Services	2,493	5,931
Domino's Pizza Enterprises Ltd.	Hotels, Restaurants & Leisure	648	25,002
Downer EDI Ltd.	Commercial Services & Supplies	6,444	32,281
DuluxGroup Ltd.	Chemicals	4,194	23,705
Fairfax Media Ltd.	Media	24,615	13,640
Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure	603	28,358
Fortescue Metals Group Ltd.	Metals & Mining	17,415	56,486
	Equity Real Estate Investment Trusts
Goodman Group	(REITs)	19,116	135,872
	Equity Real Estate Investment Trusts
GPT Group	(REITs)	19,539	73,048
Harvey Norman Holdings Ltd.	Multiline Retail	5,670	13,908
Healthscope Ltd.	Health Care Providers & Services	18,684	30,508
Iluka Resources Ltd.	Metals & Mining	4,518	37,320
Incitec Pivot Ltd.	Chemicals	17,991	48,252
Insurance Australia Group Ltd.	Insurance	25,596	161,316
IOOF Holdings Ltd.	Capital Markets	3,690	24,510
James Hardie Industries PLC, CDI	Construction Materials	4,752	79,630
LendLease Group	Real Estate Management & Development	6,273	91,816
Macquarie Group Ltd.	Capital Markets	3,330	304,225
Magellan Financial Group Ltd.	Capital Markets	1,422	24,480
Medibank Private Ltd.	Insurance	29,799	64,290
Metcash Ltd.	Food & Staples Retailing	10,431	20,115
	Equity Real Estate Investment Trusts
Mirvac Group	(REITs)	40,104	64,299
National Australia Bank Ltd.	Banks	29,430	596,013
Newcrest Mining Ltd.	Metals & Mining	8,307	133,800

	Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Nufarm Ltd.	Chemicals	2,736	17,910
Oil Search Ltd.	Oil, Gas & Consumable Fuels	14,274	93,863
[a] OneMarket Ltd.	Internet Software & Services	1,035	979
Orica Ltd.	Chemicals	4,095	53,704
[a] Origin Energy Ltd.	Oil, Gas & Consumable Fuels	18,972	140,595
Orora Ltd.	Containers & Packaging	13,140	34,659
OZ Minerals Ltd.	Metals & Mining	3,195	22,237
Perpetual Ltd.	Capital Markets	468	14,385
Platinum Asset Management Ltd.	Capital Markets	2,502	10,648
Qantas Airways Ltd.	Airlines	7,146	32,524
QBE Insurance Group Ltd.	Insurance	14,661	105,506
Ramsay Health Care Ltd.	Health Care Providers & Services	1,386	55,278
REA Group Ltd.	Internet Software & Services	540	36,255
Rio Tinto Ltd.	Metals & Mining	4,464	275,204
[a] Santos Ltd.	Oil, Gas & Consumable Fuels	19,134	88,640
	Equity Real Estate Investment Trusts
Scentre Group	(REITs)	55,296	179,355
Seek Ltd.	Professional Services	3,735	60,187
	Equity Real Estate Investment Trusts
Shopping Centres Australasia Property Group	(REITs)	8,001	14,483
Sonic Healthcare Ltd.	Health Care Providers & Services	4,590	83,189
South32 Ltd.	Metals & Mining	55,584	148,256
	Equity Real Estate Investment Trusts
Stockland	(REITs)	26,325	77,217
Suncorp-Metway Ltd.	Insurance	14,049	151,446
Sydney Airport	Transportation Infrastructure	11,952	63,228
Tabcorp Holdings Ltd.	Hotels, Restaurants & Leisure	20,403	67,233
Telstra Corp. Ltd.	Diversified Telecommunication Services	45,009	87,128
The Star Entertainment Grp Ltd.	Hotels, Restaurants & Leisure	8,847	32,226
TPG Telecom Ltd.	Diversified Telecommunication Services	3,861	14,748
Transurban Group	Transportation Infrastructure	24,048	212,681
Treasury Wine Estates Ltd.	Beverages	7,776	99,911
	Equity Real Estate Investment Trusts
Vicinity Centres	(REITs)	34,668	66,341
[a] Vocus Group Ltd.	Diversified Telecommunication Services	6,390	10,906
Wesfarmers Ltd.	Food & Staples Retailing	12,240	446,388
Westpac Banking Corp.	Banks	36,999	800,966
Whitehaven Coal Ltd.	Oil, Gas & Consumable Fuels	7,308	31,209
Woodside Petroleum Ltd.	Oil, Gas & Consumable Fuels	10,098	264,564
Woolworths Group Ltd.	Food & Staples Retailing	14,202	320,251
WorleyParsons Ltd.	Energy Equipment & Services	2,187	28,245
			11,332,904
New Zealand 0.3%
[a] Xero LTD.	Software	981	32,624

United States 0.2%
Sims Metal Management Ltd.	Metals & Mining	1,782	21,171

Total Investments (Cost $11,355,614) 99.6%			11,386,699

Other Assets, less Liabilities 0.4%			47,255
Net Assets 100.0%			$11,433,954

aNon-income producing.

Abbreviations

Selected Portfolio

CDI	- Clearing House Electronic Subregister System Depositary Interest

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2018 (unaudited)

Franklin FTSE Brazil ETF	Industry	Shares	Value
Common Stocks 65.4%
Brazil 65.4%
	Independent Power and Renewable
AES Tiete Energia SA	Electricity Producers	13,300	$33,359
Ambev SA	Beverages	371,000	1,733,789
Atacadao Distribuicao Comercio e Industria Ltd.	Food & Staples Retailing	27,300	107,429
[a] B2W Cia Digital	Internet & Direct Marketing Retail	14,000	97,884
B3 SA - Brasil Bolsa Balcao	Capital Markets	233,800	1,242,712
Banco Bradesco SA	Banks	73,520	465,878
Banco BTG Pactual SA	Capital Markets	16,800	80,782
Banco do Brasil S.A.	Banks	86,800	646,364
Banco Santander Brasil SA	Banks	32,900	250,551
BB Seguridade Participacoes SA	Insurance	56,700	360,472
BR Malls Participacoes SA	Real Estate Management & Development	65,100	164,129
[a] BRF SA	Food Products	46,200	216,146
CCR SA	Transportation Infrastructure	93,100	244,885
[a] Centrais Eletricas Brasileiras SA	Electric Utilities	26,600	84,279
[a] Cia Siderurgica Nacional SA	Metals & Mining	50,400	102,964
Cielo SA	IT Services	93,100	399,754
Companhia de Saneamento Basico do Estado de Sao Paulo	Water Utilities	28,700	173,734
Companhia Energetica de Minas Gerais	Electric Utilities	7,000	12,008
Companhia Paranaense de Energia-Copel	Electric Utilities	1,400	6,990
Cosan SA Industria e Comercio	Oil, Gas & Consumable Fuels	14,000	128,014
EDP-Energias do Brasil SA	Electric Utilities	25,200	90,847
Embraer SA	Aerospace & Defense	60,900	384,008
Energisa SA	Electric Utilities	14,700	111,757
	Independent Power and Renewable
Engie Brasil SA	Electricity Producers	11,900	105,873
Equatorial Energia SA	Electric Utilities	14,000	206,612
Estacio Participacoes SA	Diversified Consumer Services	21,700	137,507
Fibria Celulose SA	Paper & Forest Products	18,900	356,493
Fleury SA	Health Care Providers & Services	17,500	120,308
Grendene SA	Textiles, Apparel & Luxury Goods	21,000	43,229
Guararapes Confeccoes SA	Textiles, Apparel & Luxury Goods	700	17,177
Hypera SA	Pharmaceuticals	32,900	236,099
IRB Brasil Resseguros SA	Insurance	10,500	131,953
JBS SA	Food Products	82,600	199,662
Klabin SA	Containers & Packaging	60,200	306,680
Kroton Educacional SA	Diversified Consumer Services	123,900	300,137
Localiza Rent a Car SA	Road & Rail	41,300	254,730
Lojas Americanas SA	Multiline Retail	18,200	61,260
Lojas Renner SA	Multiline Retail	59,500	454,207
M. Dias Branco SA	Food Products	7,000	68,046
Magazine Luiza SA	Multiline Retail	6,300	209,580
Multiplan Empreendimentos Imobiliarios SA	Real Estate Management & Development	7,700	114,077
Multiplus SA	Media	3,500	26,609
Natura Cosmeticos SA	Personal Products	15,400	121,162
Odontoprev SA	Health Care Providers & Services	22,400	76,095
Petrobras Distribuidora S.A.	Specialty Retail	28,000	133,108
Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	249,900	1,261,386
Porto Seguro SA	Insurance	7,700	81,415
Qualicorp SA	Health Care Providers & Services	19,600	94,042
Raia Drogasil SA	Food & Staples Retailing	18,900	326,184
[a] Rumo SA	Road & Rail	93,100	341,194
Sao Martinho SA	Food Products	13,300	61,705
Smiles Fidelidade SA	Media	4,900	66,227
Sul America SA	Insurance	18,200	86,473
Suzano Papel e Celulose SA	Paper & Forest Products	39,200	458,186
Tim Participacoes SA	Wireless Telecommunication Services	67,900	232,604
Transmissora Alianca de Energia Eletrica SA	Electric Utilities	18,200	88,460
Ultrapar Participacoes SA	Oil, Gas & Consumable Fuels	35,400	422,787

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Vale SA	Metals & Mining	293,349	3,781,041
Via Varejo SA	Specialty Retail	10,500	50,789
Weg SA	Machinery	61,680	260,514

Total Common Stocks (Cost $24,029,184)			18,432,346
Preferred Stocks 34.2%
Brazil 34.2%
[b] Alpargatas SA, 4.612%, pfd.	Textiles, Apparel & Luxury Goods	12,600	39,627
[a] Azul SA, pfd.	Airlines	16,100	89,259
[b] Banco Bradesco SA, 4.234%, pfd.	Banks	282,260	1,973,487
[b] Banco do Estado do Rio Grande do Sul SA, 7.132%, pfd., B	Banks	16,800	64,407
[b] Bradespar SA, 7.667%, pfd.	Metals & Mining	18,900	143,590
[b] Braskem SA, 6.190%, pfd., A	Chemicals	16,100	212,413
[a] Centrais Eletricas Brasileiras SA, pfd., B	Electric Utilities	18,900	66,563
[b] Cia de Transmissao de Energia Eletrica Paulista, 12.669%, pfd.	Electric Utilities	3,500	52,763
[b] Companhia Brasileira de Distribuicao, 1.233%, pfd., A	Food & Staples Retailing	13,300	269,256
[b] Companhia de Gas de Sao Paulo, 12.127%, pfd., A	Gas Utilities	1,400	21,586
[b] Companhia Energetica de Minas Gerais, 6.849%, pfd.	Electric Utilities	77,700	147,427
[b] Companhia Paranaense de Energia, 5.059%, pfd., B	Electric Utilities	8,400	47,858
[b] Gerdau SA, 1.006%, pfd.	Metals & Mining	86,100	311,288
[b] Itau Unibanco Holding SA, 7.318%, pfd.	Banks	263,900	2,766,992
[b] Itausa-Investimentos Itau SA, 6.710%, pfd.	Banks	493,645	1,177,850
[b] Lojas Americanas SA, 0.450%, pfd.	Multiline Retail	62,300	269,933
[b] Petroleo Brasileiro SA, 0.291%, pfd.	Oil, Gas & Consumable Fuels	335,300	1,498,104
[b] Telefonica Brasil SA, 5.448%, pfd.	Diversified Telecommunication Services	35,000	416,099
[b] Usinas Siderurgicas de Minas Gerais SA, 0.656%, pfd., A	Metals & Mining	32,200	61,263

Total Preferred Stocks (Cost $13,282,305)			9,629,765
Total Investments (Cost $37,311,489) 99.6%			28,062,111

Other Assets, less Liabilities 0.4%			125,346
Net Assets 100.0%			$28,187,457

aNon-income producing.
bVariable rate security. The rate shown represents the yield at period end.

At June 30, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts
					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Deception)
Index Contracts
MINI Bovespa Index	Long	22	$83,651	8/15/18	$565
*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2018 (unaudited)

Franklin FTSE Canada ETF	Industry	Shares	Value
Common Stocks 99.6%
Canada 97.4%
Agnico Eagle Mines Ltd.	Metals & Mining	675	$30,927
Alimentation Couche-Tard Inc., B	Food & Staples Retailing	1,221	53,009
ARC Resources Ltd.	Oil, Gas & Consumable Fuels	1,017	10,499
Bank of Montreal	Banks	1,872	144,614
Bank of Nova Scotia	Banks	3,534	199,986
Barrick Gold Corp.	Metals & Mining	3,375	44,309
BCE Inc.	Diversified Telecommunication Services	870	35,211
[a] Blackberry Ltd.	Software	1,410	13,591
Brookfield Asset Management Inc., A	Capital Markets	2,457	99,610
Canadian Imperial Bank of Commerce	Banks	1,287	111,887
Canadian National Railway Co.	Road & Rail	2,133	174,360
Canadian Natural Resources Ltd.	Oil, Gas & Consumable Fuels	3,492	125,961
Canadian Pacific Railway Ltd.	Road & Rail	414	75,823
Canadian Tire Corp. Ltd., A	Multiline Retail	180	23,481
Canadian Utilities Ltd., A	Multi-Utilities	345	8,707
Cenovus Energy Inc.	Oil, Gas & Consumable Fuels	2,958	30,694
[a] CGI Group Inc., A	IT Services	732	46,359
CI Financial Corp.	Capital Markets	738	13,257
Constellation Software Inc.	Software	57	44,178
Crescent Point Energy Corp.	Oil, Gas & Consumable Fuels	1,569	11,522
Dollarama Inc.	Multiline Retail	945	36,609
Enbridge Inc.	Oil, Gas & Consumable Fuels	4,938	176,431
EnCana Corp.	Oil, Gas & Consumable Fuels	2,796	36,495
Fairfax Financial Holdings Ltd.	Insurance	78	43,680
Fortis Inc.	Electric Utilities	1,215	38,811
Franco-Nevada Corp.	Metals & Mining	531	38,732
George Weston Ltd.	Food & Staples Retailing	135	11,008
Goldcorp Inc.	Metals & Mining	2,502	34,331
Great-West Lifeco Inc.	Insurance	804	19,754
Husky Energy Inc.	Oil, Gas & Consumable Fuels	888	13,832
[b] Hydro One Ltd., 144A	Electric Utilities	909	13,848
IGM Financial Inc.	Capital Markets	240	6,953
Imperial Oil Ltd.	Oil, Gas & Consumable Fuels	726	24,118
Intact Financial Corp.	Insurance	402	28,497
Inter Pipeline Ltd.	Oil, Gas & Consumable Fuels	1,104	20,679
Loblaw Cos. Ltd.	Food & Staples Retailing	549	28,213
Magna International Inc.	Auto Components	978	56,846
Manulife Financial Corp.	Insurance	5,760	103,426
Metro Inc., A	Food & Staples Retailing	696	23,645
National Bank of Canada	Banks	990	47,504
Nutrien Ltd.	Chemicals	1,839	99,985
Pembina Pipeline Corp.	Oil, Gas & Consumable Fuels	1,458	50,464
Power Corp. of Canada	Insurance	1,119	25,043
Power Financial Corp.	Insurance	711	16,620
Restaurant Brands International Inc.	Hotels, Restaurants & Leisure	678	40,872
	Equity Real Estate Investment Trusts
RioCan REIT	(REITs)	918	16,853
Rogers Communications Inc., B	Wireless Telecommunication Services	1,041	49,413
Royal Bank of Canada	Banks	4,191	315,380
Saputo Inc.	Food Products	633	21,005
Shaw Communications Inc.	Media	1,275	25,957
SNC-Lavalin Group Inc., A	Construction & Engineering	510	22,510
Sun Life Financial Inc.	Insurance	1,764	70,844
Suncor Energy Inc.	Oil, Gas & Consumable Fuels	4,743	192,900
Teck Resources Ltd., B	Metals & Mining	1,464	37,272
TELUS Corp.	Diversified Telecommunication Services	579	20,555
The Toronto-Dominion Bank	Banks	5,352	309,578
Thomson Reuters Corp.	Capital Markets	813	32,787
Tourmaline Oil Corp.	Oil, Gas & Consumable Fuels	729	13,018

	Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

TransCanada Corp.	Oil, Gas & Consumable Fuels	2,538	109,743
[a] Turquoise Hill Resources Ltd.	Metals & Mining	2,874	8,127
Wheaton Precious Metals Corp.	Metals & Mining	1,283	28,304
			3,608,627
United States 2.2%
IESI-BFC Ltd.	Commercial Services & Supplies	762	57,365
[a] Valeant Pharmaceuticals International Inc.	Pharmaceuticals	993	23,099
			80,464
Total Investments (Cost $3,723,720) 99.6%			3,689,091
Other Assets, less Liabilities 0.4%			15,245
Net Assets 100.0%			$3,704,336

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the
Trust's Board of Trustees. At June 30, 2018, the value of this security was $13,848, representing 0.4% of net assets.

Abbreviations
Selected Portfolio
REIT	- Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2018 (unaudited)

Franklin FTSE China ETF	Industry	Shares	Value
Common Stocks 99.3%
China 97.4%
3SBio Inc.	Biotechnology	17,700	$40,203
[a] 58.com Inc., ADR	Internet Software & Services	1,776	123,148
Agile Group Holdings Ltd.	Real Estate Management & Development	24,000	40,870
Agricultural Bank of China Ltd., H	Banks	570,000	266,639
Air China Ltd., H	Airlines	36,000	34,782
[a] Alibaba Group Holding Ltd., ADR	Internet Software & Services	19,932	3,697,984
[a] Alibaba Health Information Technology Ltd.	Health Care Technology	54,000	52,104
[a] Aluminum Corp. of China Ltd., H	Metals & Mining	72,000	31,753
Angang Steel Co. Ltd., H	Metals & Mining	18,000	16,244
Anhui Conch Cement Co. Ltd., H	Construction Materials	22,500	129,056
Anhui Expressway Co. Ltd., H	Transportation Infrastructure	12,000	7,235
Anhui Gujing Distillery Co. Ltd., B	Beverages	2,100	13,437
Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	21,000	111,217
Autohome Inc., ADR	Internet Software & Services	1,005	101,505
AviChina Industry & Technology Co. Ltd., H	Aerospace & Defense	42,000	25,000
BAIC Motor Corp. Ltd., H	Automobiles	27,000	25,811
[a] Baidu Inc., ADR	Internet Software & Services	5,121	1,244,403
Bank of China Ltd., H	Banks	1,407,000	697,631
Bank of Communications Co. Ltd., H	Banks	144,000	110,311
BBMG Corp., H	Construction Materials	42,000	15,525
Beijing Capital International Airport Co. Ltd.	Transportation Infrastructure	30,000	31,623
Beijing Enterprises Holdings Ltd.	Gas Utilities	9,000	43,822
[a] Beijing Enterprises Water Group Ltd.	Water Utilities	78,000	42,552
	Independent Power and Renewable
Beijing Jingneng Clean Energy Co. Ltd., H	Electricity Producers	36,000	8,351
Beijing North Star Co. Ltd., H	Real Estate Management & Development	12,000	3,824
[a] Bengang Steel Plates Co. Ltd., B	Metals & Mining	7,800	2,674
	Technology Hardware, Storage &
BOE Technology Group Co. Ltd.	Peripherals	17,100	6,408
Brilliance China Automotive Holdings Ltd.	Automobiles	54,000	97,463
BYD Co. Ltd., H	Automobiles	12,000	72,730
BYD Electronic International Co. Ltd.	Communications Equipment	15,000	20,534
[a] CAR Inc.	Road & Rail	12,000	11,992
Central China Securities Co. Ltd., H	Capital Markets	15,000	4,550
	Independent Power and Renewable
CGN Power Co. Ltd., H	Electricity Producers	207,000	53,561
China Agri-Industries Holdings Ltd.	Food Products	39,000	14,913
China Bluechemical Ltd.	Chemicals	36,000	13,261
China Cinda Asset Management Co. Ltd., H	Capital Markets	174,000	55,890
China CITIC Bank Corp. Ltd., H	Banks	153,000	95,754
China Coal Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	39,000	16,156
China Communications Construction Co. Ltd., H	Construction & Engineering	81,000	78,259
China Communications Services Corp. Ltd.	Diversified Telecommunication Services	48,000	30,407
China Conch Venture Holdings Ltd.	Machinery	30,000	109,745
China Construction Bank Corp., H	Banks	1,659,000	1,533,086
China Dongxiang Group Co. Ltd.	Textiles, Apparel & Luxury Goods	60,000	11,013
China Eastern Airlines Corp. Ltd., H	Airlines	30,000	20,305
China Everbright Bank Co. Ltd., H	Banks	57,000	24,484
China Everbright International Ltd.	Commercial Services & Supplies	48,000	62,039
China Everbright Ltd.	Capital Markets	18,000	33,038
[a] China Evergrande Group	Real Estate Management & Development	54,000	137,659
China Foods Ltd.	Food Products	12,000	6,256
China Galaxy Securities Co. Ltd., H	Capital Markets	64,500	33,132
China Huarong Asset Management Co. Ltd., H	Capital Markets	177,000	51,213
China International Capital Corp. Ltd., H	Capital Markets	16,800	29,936
China International Marine Containers (Group) Co. Ltd.	Machinery	8,400	11,007
China Jinmao Holdings Group Ltd.	Real Estate Management & Development	108,000	54,238
China Life Insurance Co. Ltd., H	Insurance	138,000	356,194
[a] China Literature Ltd.	Media	3,600	33,818

	Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

	Independent Power and Renewable
China Longyuan Power Group Corp.	Electricity Producers	63,000	50,750
China Machinery Engineering Corp., H	Construction & Engineering	15,000	7,189
China Medical System Holdings Ltd.	Pharmaceuticals	24,000	47,967
China Merchants Bank Co. Ltd., H	Banks	70,500	260,148
China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	24,000	48,762
China Merchants Securities Co. Ltd.	Capital Markets	15,600	21,157
China Minsheng Banking Corp. Ltd., H	Banks	118,800	84,950
China Mobile Ltd.	Wireless Telecommunication Services	97,500	866,203
China Molybdenum Co. Ltd., H	Metals & Mining	72,000	34,874
China National Building Material Co. Ltd., H	Construction Materials	71,850	71,159
China Oilfield Services Ltd., H	Energy Equipment & Services	36,000	34,002
China Overseas Land & Investment Ltd.	Real Estate Management & Development	72,000	237,233
China Pacific Insurance Group Co. Ltd., H	Insurance	48,000	185,687
China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	474,000	423,524
	Independent Power and Renewable
China Power International Development Ltd.	Electricity Producers	84,000	19,379
China Railway Construction Corp. Ltd., H	Construction & Engineering	34,500	34,960
China Railway Group Ltd., H	Construction & Engineering	72,000	54,330
	Electronic Equipment, Instruments &
[b] China Railway Signal & Communication Corp. Ltd., H, Reg S	Components	30,000	21,299
China Reinsurance Group Corp., H	Insurance	117,000	25,651
China Resources Beer Holdings Co. Ltd.	Beverages	30,000	145,690
China Resources Cement Holdings Ltd.	Construction Materials	30,000	30,400
China Resources Gas Group Ltd.	Gas Utilities	12,000	52,005
China Resources Land Ltd.	Real Estate Management & Development	48,000	161,826
China Resources Pharmaceutical Group Ltd.	Pharmaceuticals	28,500	39,451
	Independent Power and Renewable
China Resources Power Holdings Co. Ltd.	Electricity Producers	36,000	63,415
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	63,000	149,521
China South City Holdings Ltd.	Real Estate Management & Development	42,000	8,191
China Southern Airlines Co. Ltd., H	Airlines	36,000	28,312
China State Construction International Holdings Ltd.	Construction & Engineering	30,000	30,782
China Taiping Insurance Holdings Co. Ltd.	Insurance	27,000	84,488
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	258,000	120,689
China Traditional Chinese Medicine Co. Ltd.	Pharmaceuticals	42,000	36,350
China Unicom (Hong Kong) Ltd.	Diversified Telecommunication Services	108,000	134,906
China Vanke Co. Ltd., H	Real Estate Management & Development	24,300	85,022
China Zhongwang Holdings Ltd.	Metals & Mining	26,400	13,965
Chongqing Changan Automobile Co. Ltd., B	Automobiles	16,200	16,375
Chongqing Rural Commercial Bank Co. Ltd., H	Banks	51,000	30,358
CIFI Holdings Group Co. Ltd.	Real Estate Management & Development	60,000	38,162
CIMC Enric Holdings Ltd.	Machinery	12,000	11,426
Citic Pacific Ltd.	Industrial Conglomerates	90,000	126,876
CITIC Resources Holdings Ltd.	Trading Companies & Distributors	42,000	4,443
CITIC Securities Co. Ltd., H	Capital Markets	42,000	83,942
CNOOC Ltd.	Oil, Gas & Consumable Fuels	294,000	507,397
[a] COSCO SHIPPING Development Co. Ltd., H	Marine	69,000	11,521
COSCO Shipping Energy Transportation Co. Ltd., H	Marine	24,000	11,563
[a] COSCO Shipping Holdings Co. Ltd.	Marine	46,500	21,337
COSCO Shipping Ports Ltd.	Transportation Infrastructure	30,000	25,008
Country Garden Holdings Co. Ltd.	Real Estate Management & Development	135,000	237,462
[a] Country Garden Services Holdings Co. Ltd.	Commercial Services & Supplies	15,862	20,339
CRRC Corp. Ltd., H	Machinery	75,000	58,218
CSC Financial Co. Ltd., H	Capital Markets	16,500	11,735
CSG Holding Co. Ltd.	Construction Materials	16,905	7,024
CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	84,000	253,752
[a] Ctrip.com International Ltd., ADR	Internet & Direct Marketing Retail	7,038	335,220
Dali Foods Group Co. Ltd.	Food Products	37,500	28,918
Dalian Port (PDA) Co. Ltd., H	Transportation Infrastructure	30,000	4,474
	Independent Power and Renewable
[a] Datang International Power Generation Co. Ltd., H	Electricity Producers	48,000	14,684
Dazhong Transportation (Group) Co. Ltd., B	Road & Rail	12,900	5,689
[a] Dongfang Electric Corp. Ltd., H	Electrical Equipment	6,600	4,341

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Dongfeng Motor Group Co. Ltd., H	Automobiles	54,000	57,129
ENN Energy Holdings Ltd.	Gas Utilities	15,000	147,506
Everbright Securities Co. Ltd., H	Capital Markets	3,000	3,656
Far East Horizon Ltd.	Diversified Financial Services	39,000	37,830
Foshan Electrical and Lighting Co. Ltd., B	Electrical Equipment	5,940	3,369
Fosun International Ltd.	Industrial Conglomerates	42,000	79,016
Fuyao Group Glass Industries Co. Ltd., H	Auto Components	9,600	32,426
	Semiconductors & Semiconductor
[a] GCL-Poly Energy Holdings Ltd.	Equipment	234,000	22,071
Geely Automobile Holdings Ltd.	Automobiles	90,000	233,447
Genscript Biotech Corp.	Life Sciences Tools & Services	12,000	33,191
GF Securities Co. Ltd., H	Capital Markets	27,000	39,371
[a] GOME Retail Holdings Ltd.	Specialty Retail	207,000	21,108
Great Wall Motor Co. Ltd., H	Automobiles	57,000	43,592
Greentown China Holdings Ltd.	Real Estate Management & Development	13,500	18,102
	Independent Power and Renewable
Guangdong Electric Power Development Co. Ltd., B	Electricity Producers	15,300	5,539
Guangdong Investment Ltd.	Water Utilities	54,000	85,762
Guangshen Railway Co. Ltd., H	Road & Rail	24,000	13,521
Guangzhou Automobile Group Co. Ltd., H	Automobiles	60,000	58,658
Guangzhou Baiyunshan Pharmceutical Holdings Co. Ltd.	Pharmaceuticals	6,000	26,461
Guangzhou R&F Properties Co. Ltd., H	Real Estate Management & Development	19,200	38,765
[a] Guangzhou Shipyard International Co. Ltd.	Machinery	6,000	6,195
Guotai Junan Securities Co. Ltd.	Capital Markets	15,000	31,891
Haier Electronics Group Co. Ltd.	Household Durables	24,000	82,137
Haitian International Holdings Ltd.	Machinery	12,000	28,327
Haitong Securities Co. Ltd., H	Capital Markets	61,200	61,860
[a] Health and Happiness H&H International Holdings Ltd.	Food Products	3,000	20,687
Hengan International Group Co. Ltd.	Personal Products	13,500	129,916
[a] HengTen Networks Group Ltd.	Textiles, Apparel & Luxury Goods	348,000	12,420
Hopson Development Holdings Ltd.	Real Estate Management & Development	12,000	10,692
	Independent Power and Renewable
[a] Huadian Energy Co. Ltd.	Electricity Producers	8,400	2,654
	Independent Power and Renewable
Huadian Fuxin Energy Corp. Ltd., H	Electricity Producers	42,000	9,850
	Independent Power and Renewable
Huadian Power International Corp. Ltd., H	Electricity Producers	30,000	11,854
	Independent Power and Renewable
Huaneng Power International Inc., H	Electricity Producers	78,000	51,699
	Independent Power and Renewable
Huaneng Renewables Corp. Ltd., H	Electricity Producers	90,000	29,941
Huatai Securities Co. Ltd., H	Capital Markets	30,600	48,676
Huazhu Group Ltd., ADR	Hotels, Restaurants & Leisure	1,905	79,991
Industrial and Commercial Bank of China Ltd., H	Banks	1,449,000	1,084,148
Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	19,200	26,131
[a] JD.com Inc., ADR	Internet & Direct Marketing Retail	14,547	566,606
Jiangling Motors Corp. Ltd., B	Automobiles	1,500	1,899
Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	24,000	28,603
Jiangxi Copper Co. Ltd., H	Metals & Mining	21,000	26,767
Jinzhou Port Co. Ltd., B	Transportation Infrastructure	4,200	1,672
Kingsoft Corp. Ltd.	Software	15,000	45,504
Kunlun Energy Co. Ltd.	Oil, Gas & Consumable Fuels	54,000	47,286
KWG Property Holding Ltd.	Real Estate Management & Development	22,500	28,278
Lao Feng Xiang Co., Ltd., B	Textiles, Apparel & Luxury Goods	3,900	12,753
	Technology Hardware, Storage &
Legend Holdings Corp., H	Peripherals	7,200	21,934
	Technology Hardware, Storage &
Lenovo Group Ltd.	Peripherals	138,000	74,757
[a] Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	30,000	33,076
Livzon Pharmaceutical Group Inc., H	Pharmaceuticals	2,340	11,215
Logan Property Holdings Co. Ltd.	Real Estate Management & Development	18,000	24,366
Longfor Properties Co. Ltd.	Real Estate Management & Development	27,000	72,787
Luye Pharma Group Ltd.	Pharmaceuticals	30,000	30,782
[a] Maanshan Iron & Steel Co. Ltd., H	Metals & Mining	30,000	13,345

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

	Technology Hardware, Storage &
[a,b] Meitu Inc., Reg S	Peripherals	34,500	30,123
Metallurgical Corp. of China Ltd.	Construction & Engineering	54,000	15,968
[a] Momo Inc., ADR	Internet Software & Services	1,818	79,083
NetEase Inc., ADR	Internet Software & Services	1,353	341,863
New China Life Insurance Co. Ltd., H	Insurance	16,200	67,419
New Oriental Education & Technology Group Inc., ADR	Diversified Consumer Services	2,532	239,679
Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	30,000	38,239
Orient Securities Co. Ltd. of China, H	Capital Markets	14,400	11,215
People's Insurance Co. Group of China Ltd., H	Insurance	147,000	69,139
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	384,000	292,205
PICC Property & Casualty Co. Ltd., H	Insurance	126,000	136,030
Ping An Insurance (Group) Co. of China Ltd., H	Insurance	93,000	855,859
Poly Property Group Co. Ltd.	Real Estate Management & Development	36,000	14,867
Postal Savings Bank of China Co. Ltd., H	Banks	108,000	70,344
Red Star Macalline Group Corp. Ltd.	Real Estate Management & Development	12,000	16,183
Shandong Chenming Paper Holdings Ltd., B	Paper & Forest Products	9,000	11,609
Shandong Chenming Paper Holdings Ltd., H	Paper & Forest Products	9,000	7,457
Shandong Weigao Group Medical Polymer Co. Ltd., H	Health Care Equipment & Supplies	36,000	25,467
Shanghai Bailian Group Co. Ltd., B	Food & Staples Retailing	3,600	4,122
Shanghai Baosight Software Co. Ltd., B	Software	4,200	7,959
Shanghai Chlor-Alkali Chemical Co. Ltd., B	Chemicals	7,800	4,875
[a] Shanghai Electric Group Co. Ltd., H	Electrical Equipment	54,000	18,171
Shanghai Fosun Pharmaceutical Group Co. Ltd., H	Pharmaceuticals	9,000	49,385
Shanghai Haixin Group Co., B	Pharmaceuticals	2,100	998
Shanghai Huayi Group Corp. Ltd., B	Chemicals	4,200	3,772
Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	9,000	20,970
Shanghai Jinjiang International Hotels Development Co. Ltd.	Hotels, Restaurants & Leisure	3,000	7,317
Shanghai Jinjiang International Industrial Investment Co. Ltd.	Road & Rail	3,000	3,105
Shanghai Jinqiao Export Processing Zone Development, B	Real Estate Management & Development	5,100	6,457
Shanghai Lujiazui Finance & Trade Zone Develop Co. Ltd., B	Real Estate Management & Development	16,800	24,058
Shanghai Mechanical and Electrical Industry Co. Ltd., B	Machinery	4,200	7,707
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	15,300	42,221
Shanghai Shibei Hi-Tech Co. Ltd., B	Real Estate Management & Development	9,000	3,447
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd.	Trading Companies & Distributors	3,900	5,413
Shanghai Zhenhua Port Machinery Co. Ltd., B	Machinery	14,400	6,782
Shenzhen Expressway Co. Ltd., H	Transportation Infrastructure	12,000	11,778
Shenzhen International Holdings Ltd.	Transportation Infrastructure	16,500	34,155
Shenzhen Investment Ltd.	Real Estate Management & Development	60,000	21,873
Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	12,000	148,137
Shimao Property Holdings Ltd.	Real Estate Management & Development	22,500	59,079
Sichuan Expressway Co. Ltd., H	Transportation Infrastructure	18,000	5,460
Sihuan Pharmaceutical Holdings Group Ltd.	Pharmaceuticals	75,000	16,729
[a] SINA Corp.	Internet Software & Services	1,143	96,801
Sino-Ocean Land Holdings Ltd.	Real Estate Management & Development	54,000	31,386
[a] Sinofert Holdings Ltd.	Chemicals	36,000	4,267
Sinopec Engineering Group Co. Ltd.	Construction & Engineering	27,000	28,220
[a] Sinopec Oilfield Service Corp.	Energy Equipment & Services	36,000	4,818
Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	66,000	40,212
Sinopharm Group Co. Ltd., H	Health Care Providers & Services	19,200	77,212
Sinotrans Ltd., H	Air Freight & Logistics	39,000	20,580
Sinotruk Hong Kong Ltd.	Machinery	12,000	19,762
Soho China Ltd.	Real Estate Management & Development	36,000	17,116
Sunac China Holdings Ltd.	Real Estate Management & Development	42,000	146,951
	Electronic Equipment, Instruments &
Sunny Optical Technology Group Co. Ltd.	Components	12,000	223,314
[a] TAL Education Group, ADR	Diversified Consumer Services	5,238	192,758
Tencent Holdings Ltd.	Internet Software & Services	105,600	5,300,560
[a] Tianjin Capital Environmental Protection Group Co. Ltd.	Commercial Services & Supplies	6,000	2,791
TravelSky Technology Ltd., H	IT Services	18,000	52,425
Tsingtao Brewery Co. Ltd., H	Beverages	6,000	32,962
[a] Vipshop Holdings Ltd., ADR	Internet & Direct Marketing Retail	7,824	84,890
[a] Weibo Corp., ADR	Internet Software & Services	690	61,244
Weichai Power Co. Ltd., H	Machinery	36,000	49,649

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Weifu High-Technology Co. Ltd., B	Auto Components	2,700	5,878
[a,b] Wuxi Biologics Cayman Inc., Reg S	Life Sciences Tools & Services	9,000	100,205
Wuxi Little Swan Co. Ltd., B	Household Durables	1,800	10,772
Xinhua Winshare Publishing and Media Co. Ltd., H	Distributors	9,000	6,264
Xinjiang Goldwind Science & Technology Co. Ltd., H	Electrical Equipment	10,200	12,416
Yantai Changyu Pioneer Wine Co. Ltd., B	Beverages	3,900	10,255
Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	36,000	47,080
Yuexiu Property Co. Ltd.	Real Estate Management & Development	114,000	21,796
[a] YY Inc., ADR	Internet Software & Services	762	76,558
Zhaojin Mining Industry Co. Ltd., H	Metals & Mining	18,000	13,743
Zhejiang Expressway Co. Ltd., H	Transportation Infrastructure	24,000	21,414
[a,b] ZhongAn Online P&C Insurance Co. Ltd., H, Reg S	Insurance	2,400	15,158
Zhongsheng Group Holdings Ltd.	Specialty Retail	12,000	36,021
Zhuzhou CRRC Times Electric Co. Ltd., H	Electrical Equipment	9,300	44,215
Zijin Mining Group Co. Ltd., H	Metals & Mining	108,000	41,298
Zoomlion Heavy Industry Science and Technology Development Co.
Ltd., H	Machinery	25,200	10,760
[a] ZTE Corp., H	Communications Equipment	14,400	21,879
ZTO Express Cayman Inc., ADR	Air Freight & Logistics	5,433	108,660
			29,281,474
Hong Kong 1.8%
[a] Alibaba Pictures Group Ltd.	Media	240,000	26,308
Bosideng International Holdings Ltd.	Textiles, Apparel & Luxury Goods	48,000	6,608
China Gas Holdings Ltd.	Gas Utilities	29,400	118,230
[a] Fullshare Holdings Ltd.	Real Estate Management & Development	142,500	70,474
	Electronic Equipment, Instruments &
Kingboard Chemical Holdings Ltd.	Components	13,500	49,385
	Electronic Equipment, Instruments &
Kingboard Laminates Holding Ltd.	Components	19,500	24,085
	Semiconductors & Semiconductor
[a] Landing International Development Ltd.	Equipment	1,440,000	22,026
Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	27,000	27,325
Sino Biopharmaceutical Ltd.	Pharmaceuticals	120,000	184,158
			528,599
Singapore 0.1%
Yangzijiang Shipbuilding Holdings Ltd.	Machinery	39,600	26,284
Yanlord Land Group Ltd.	Real Estate Management & Development	12,000	13,993
			40,277
Total Investments (Cost $32,344,284) 99.3%			29,850,350

Other Assets, less Liabilities 0.7%			196,989
Net Assets 100.0%			$30,047,339

aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At June 30,
2018, the aggregate value of these securities was $166,785, representing 0.6% of net assets.

At June 30, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts
					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
HKG Mini Hang Seng China Enterprise Index	Long	11	$152,393	7/30/18	$(3,061)
*As of period end.

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Abbreviations

Selected Portfolio

ADR	-	American Depositary Receipt

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2018 (unaudited)

Franklin FTSE Europe ETF	Industry	Shares	Value
Common Stocks and Other Equity Interests 98.6%
Austria 0.4%
	Semiconductors & Semiconductor
AMS AG	Equipment	798	$59,294
Andritz AG	Machinery	777	41,241
[a] Erste Group Bank AG	Banks	3,150	131,481
OMV AG	Oil, Gas & Consumable Fuels	1,554	88,124
Raiffeisen Bank International AG	Banks	1,428	43,832
[a] Telekom Austria AG	Diversified Telecommunication Services	1,512	12,605
Vienna Insurance Group AG Wiener Versicherung Gruppe	Insurance	441	12,028
Voestalpine AG	Metals & Mining	1,239	57,068
			445,673
Belgium 1.8%
Ackermans & van Haaren NV	Diversified Financial Services	252	43,398
Ageas	Insurance	2,121	107,004
Anheuser-Busch InBev SA/NV	Beverages	8,253	833,496
bpost SA	Air Freight & Logistics	1,092	17,250
Colruyt SA	Food & Staples Retailing	714	40,740
Groupe Bruxelles Lambert SA	Diversified Financial Services	819	86,366
KBC Groep NV	Banks	3,024	233,448
Proximus SADP	Diversified Telecommunication Services	1,533	34,562
Sofina SA	Diversified Financial Services	189	32,659
Solvay SA	Chemicals	756	95,461
[a] Telenet Group Holding NV	Media	525	24,519
UCB SA	Pharmaceuticals	1,323	104,018
Umicore SA	Chemicals	2,289	131,354
			1,784,275
Denmark 2.5%
A.P. Moeller-Maersk AS, A	Marine	42	49,855
A.P. Moeller-Maersk AS, B	Marine	63	78,465
Carlsberg AS, B	Beverages	1,155	136,034
Chr. Hansen Holding AS	Chemicals	966	89,221
Coloplast AS, B	Health Care Equipment & Supplies	1,491	149,018
Danske Bank AS	Banks	7,119	222,835
DSV AS	Road & Rail	1,995	161,188
[a] Genmab AS	Biotechnology	609	93,982
H. Lundbeck AS	Pharmaceuticals	651	45,743
ISS AS	Commercial Services & Supplies	2,079	71,445
Jyske Bank AS	Banks	777	42,615
Novo Nordisk AS, B	Pharmaceuticals	18,543	860,100
Novozymes AS	Chemicals	2,394	121,435
Orsted AS	Electric Utilities	1,638	99,078
Pandora AS	Textiles, Apparel & Luxury Goods	1,197	83,620
Rockwool International AS, B	Building Products	84	32,802
Tryg AS	Insurance	1,218	28,591
Vestas Wind Systems AS	Electrical Equipment	2,142	132,585
[a] William Demant Holding AS	Health Care Equipment & Supplies	1,134	45,634
			2,544,246
Finland 1.7%
Elisa OYJ	Diversified Telecommunication Services	1,575	72,949
[b] Fortum OYJ, Reg S	Electric Utilities	4,746	113,262
Huhtamaki OYJ	Containers & Packaging	903	33,411
Kesko OYJ	Food & Staples Retailing	735	44,967
Kone OYJ, B	Machinery	4,179	213,026
Metso OYJ	Machinery	1,155	38,702
Neste Oil OYJ	Oil, Gas & Consumable Fuels	1,386	108,745
Nokia OYJ, A	Communications Equipment	60,795	349,937
Nokian Renkaat OYJ	Auto Components	1,470	58,080
Orion OYJ	Pharmaceuticals	1,113	30,005

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Sampo OYJ, A	Insurance	5,145	251,095
Stora Enso OYJ, R	Paper & Forest Products	6,279	122,868
UPM-Kymmene OYJ	Paper & Forest Products	5,859	209,462
Wartsila OYJ ABP	Machinery	5,103	100,273
			1,746,782
France 16.1%
Accor SA	Hotels, Restaurants & Leisure	2,247	110,239
Aeroports de Paris SA	Transportation Infrastructure	315	71,239
[a] Air France-KLM	Airlines	2,373	19,350
Air Liquide SA	Chemicals	4,620	580,943
Airbus SE	Aerospace & Defense	5,922	693,221
[c] ALD SA, 144A	Road & Rail	945	16,131
Alstom SA	Machinery	1,680	77,204
Amundi SA	Capital Markets	546	37,828
ArcelorMittal	Metals & Mining	6,615	193,933
Arkema SA	Chemicals	777	91,989
Atos SE	IT Services	1,024	139,822
AXA SA	Insurance	20,916	513,196
Biomerieux	Health Care Equipment & Supplies	462	41,588
BNP Paribas SA	Banks	11,907	739,449
Bollore	Air Freight & Logistics	11,626	54,079
Bouygues SA	Construction & Engineering	2,184	94,118
Bureau Veritas SA	Professional Services	2,793	74,546
Capgemini SE	IT Services	1,701	228,788
Carrefour SA	Food & Staples Retailing	6,027	97,601
Casino Guichard-Perrachon SA	Food & Staples Retailing	630	24,457
Cie Generale des Etablissements Michelin SCA	Auto Components	1,932	235,270
CNP Assurances	Insurance	1,764	40,141
Compagnie de Saint-Gobain	Building Products	5,460	243,965
	Equity Real Estate Investment Trusts
Covivio	(REITs)	441	45,877
Credit Agricole SA	Banks	12,516	167,100
Danone SA	Food Products	6,405	470,152
Dassault Aviation SA	Aerospace & Defense	21	40,014
Dassault Systemes	Software	1,435	201,052
Edenred	Commercial Services & Supplies	2,627	82,997
EDF SA	Electric Utilities	5,409	74,394
Eiffage SA	Construction & Engineering	840	91,386
Elior Group SA	Hotels, Restaurants & Leisure	945	13,637
Elis SA	Commercial Services & Supplies	2,121	48,636
Engie SA	Multi-Utilities	18,144	278,146
Essilor International Cie Generale d'Optique SA	Health Care Equipment & Supplies	2,226	314,215
Eurazeo SA	Diversified Financial Services	507	38,447
Eutelsat Communications SA	Media	1,890	39,201
Faurecia SA	Auto Components	819	58,444
	Equity Real Estate Investment Trusts
Gecina SA	(REITs)	483	80,811
Getlink SE	Transportation Infrastructure	5,145	70,553
Hermes International	Textiles, Apparel & Luxury Goods	336	205,485
	Equity Real Estate Investment Trusts
ICADE	(REITs)	399	37,408
Iliad SA	Diversified Telecommunication Services	273	43,142
Imerys SA	Construction Materials	420	33,958
	Electronic Equipment, Instruments &
Ingenico Group SA	Components	624	56,098
Ipsen SA	Pharmaceuticals	378	59,293
JCDecaux SA	Media	798	26,703
Kering SA	Textiles, Apparel & Luxury Goods	798	450,573
	Equity Real Estate Investment Trusts
Klepierre SA	(REITs)	2,268	85,398
L'Oreal SA	Personal Products	2,646	653,395
Lagardere SCA	Media	1,260	33,262
Legrand SA	Electrical Equipment	2,919	214,368

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	2,688	895,065
Natixis SA	Capital Markets	9,177	65,123
Orange SA	Diversified Telecommunication Services	21,042	352,422
Orpea	Health Care Providers & Services	462	61,654
Pernod Ricard SA	Beverages	2,331	380,746
Peugeot SA	Automobiles	4,935	112,702
Plastic Omnium SA	Auto Components	693	29,298
Publicis Groupe	Media	2,247	154,628
Remy Cointreau SA	Beverages	273	35,380
Renault SA	Automobiles	2,016	171,426
Rexel SA	Trading Companies & Distributors	3,318	47,707
Rubis SCA	Gas Utilities	840	52,470
Safran SA	Aerospace & Defense	3,444	418,390
Sanofi	Pharmaceuticals	11,781	944,275
Sartorius Stedim Biotech	Life Sciences Tools & Services	273	28,527
Schneider Electric SE	Electrical Equipment	5,607	467,548
SCOR SE	Insurance	1,701	63,195
SEB SA	Household Durables	294	51,352
Societe BIC SA	Commercial Services & Supplies	294	27,255
Societe Generale SA	Banks	8,064	340,027
Sodexo SA	Hotels, Restaurants & Leisure	945	94,468
Suez	Multi-Utilities	3,990	51,733
Teleperformance	Professional Services	630	111,290
Thales SA	Aerospace & Defense	1,092	140,692
Total SA	Oil, Gas & Consumable Fuels	27,027	1,647,507
[a] UbiSoft Entertainment SA	Software	840	92,170
Valeo SA	Auto Components	2,625	143,495
Veolia Environnement SA	Multi-Utilities	5,376	115,053
Vinci SA	Construction & Engineering	5,103	490,702
Vivendi SA	Media	10,563	258,990
Wendel SA	Diversified Financial Services	315	43,398
[a,b] Worldline SA, Reg S	IT Services	441	24,982
			16,346,912
Germany 14.0%
1&1 Drillisch AG	Wireless Telecommunication Services	525	29,888
Adidas AG	Textiles, Apparel & Luxury Goods	2,184	476,709
Allianz SE	Insurance	4,809	993,923
Axel Springer SE	Media	483	34,935
BASF SE	Chemicals	9,954	951,941
Bayer AG	Pharmaceuticals	9,929	1,093,763
Bayerische Motoren Werke AG	Automobiles	3,549	321,671
Beiersdorf AG	Personal Products	1,092	123,978
Brenntag AG	Trading Companies & Distributors	1,701	94,772
Carl Zeiss Meditec AG	Health Care Equipment & Supplies	252	17,197
CECONOMY AG	Specialty Retail	1,785	14,876
[a] Commerzbank AG	Banks	11,466	109,922
Continental AG	Auto Components	1,197	273,292
Covestro AG	Chemicals	1,974	176,129
Daimler AG	Automobiles	9,492	610,972
[a] Delivery Hero AG	Internet Software & Services	1,176	62,583
Deutsche Bank AG	Capital Markets	20,475	220,457
Deutsche Boerse AG	Capital Markets	2,058	274,282
Deutsche Lufthansa AG	Airlines	2,646	63,640
Deutsche Post AG	Air Freight & Logistics	10,542	344,264
Deutsche Telekom AG	Diversified Telecommunication Services	35,574	551,162
Deutsche Wohnen SE	Real Estate Management & Development	3,906	188,803
E.ON SE	Multi-Utilities	22,743	243,072
Evonik Industries AG	Chemicals	1,638	56,092
Fielmann AG	Specialty Retail	294	20,355
Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	399	38,489
Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	2,331	235,088
Fresenius SE and Co. KGaA	Health Care Providers & Services	4,452	357,618
Fuchs Petrolub SE	Chemicals	399	18,867

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

GEA Group AG	Machinery	1,701	57,376
Hannover Rueck SE	Insurance	651	81,176
[a] Hapag-Lloyd AG	Marine	420	14,956
HeidelbergCement AG	Construction Materials	1,638	137,849
Hella GmbH & Co. KGaA	Auto Components	483	27,069
Henkel AG & Co. KGaA	Household Products	1,113	123,776
Hochtief AG	Construction & Engineering	210	37,955
Hugo Boss AG	Textiles, Apparel & Luxury Goods	714	64,823
	Semiconductors & Semiconductor
Infineon Technologies AG	Equipment	12,495	318,468
innogy SE	Multi-Utilities	1,407	60,272
K+S AG	Chemicals	2,100	51,857
KION Group AG	Machinery	777	55,919
Lanxess AG	Chemicals	1,008	78,616
LEG Immobilien AG	Real Estate Management & Development	693	75,312
Linde AG	Chemicals	2,058	429,744
MAN SE	Machinery	399	45,164
Merck KGaA	Pharmaceuticals	1,428	139,416
METRO AG	Food & Staples Retailing	1,869	23,098
MTU Aero Engines AG	Aerospace & Defense	567	108,965
Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in
Muenchen	Insurance	1,512	319,614
Osram Licht AG	Electrical Equipment	1,050	42,908
ProSiebenSat.1 Media SE	Media	2,520	63,935
Puma SE	Textiles, Apparel & Luxury Goods	84	49,135
Rational AG	Machinery	42	27,412
Rheinmetall AG	Industrial Conglomerates	483	53,325
RWE AG	Multi-Utilities	5,334	121,596
SAP SE	Software	10,437	1,205,777
Siemens AG	Industrial Conglomerates	8,379	1,107,621
[a] Siemens Healthineers AG	Health Care Equipment & Supplies	1,512	62,413
Stada Arzneimittel AG	Pharmaceuticals	252	23,667
Suedzucker AG	Food Products	861	13,712
Symrise AG	Chemicals	1,323	116,005
Talanx AG	Insurance	441	16,106
Telefonica Deutschland Holding AG	Diversified Telecommunication Services	7,371	29,054
thyssenkrupp AG	Metals & Mining	5,124	124,556
TUI AG	Hotels, Restaurants & Leisure	4,788	105,093
	Independent Power and Renewable
Uniper SE	Electricity Producers	2,163	64,499
United Internet AG	Internet Software & Services	1,281	73,376
Volkswagen AG	Automobiles	315	52,041
Vonovia SE	Real Estate Management & Development	5,628	267,833
Wacker Chemie AG	Chemicals	168	21,998
Wirecard AG	IT Services	1,260	202,940
[a,c] Zalando SE, 144A	Internet & Direct Marketing Retail	1,155	64,554
			14,159,721
Ireland 0.9%
AIB Group PLC	Banks	7,476	40,588
Bank of Ireland Group PLC	Banks	10,206	79,659
CRH PLC	Construction Materials	9,198	324,843
Glanbia PLC	Food Products	2,331	43,273
Kerry Group PLC	Food Products	1,638	171,355
Kingspan Group PLC	Building Products	1,701	85,160
Paddy Power Betfair PLC	Hotels, Restaurants & Leisure	903	98,951
Smurfit Kappa Group PLC	Containers & Packaging	2,604	105,407
			949,236
Italy 3.7%
A2A SpA	Multi-Utilities	16,968	29,419
Assicurazioni Generali SpA	Insurance	13,902	233,244
Atlantia SpA	Transportation Infrastructure	5,544	163,894
Banca Mediolanum SpA	Diversified Financial Services	2,751	18,645
[a] Banco BPM SpA	Banks	16,674	48,903

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Buzzi Unicem SpA	Construction Materials	777	19,042
Buzzi Unicem SpA, di Risp	Construction Materials	462	6,149
Davide Campari-Milano SpA	Beverages	6,237	51,302
Enel SpA	Electric Utilities	85,638	475,637
Eni SpA	Oil, Gas & Consumable Fuels	27,678	514,010
Ferrari NV	Automobiles	1,386	188,523
FinecoBank Banca Fineco SpA	Banks	4,305	48,614
Intesa Sanpaolo SpA	Banks	148,071	429,867
Intesa Sanpaolo SpA, di Risp	Banks	10,269	31,149
[a] Intesa Sanpaolo SpA, rts., 7/17/18	Banks	162,183	—
Italgas Reti SpA	Gas Utilities	5,376	29,639
Leonardo SpA	Aerospace & Defense	4,263	42,137
Luxottica Group SpA	Textiles, Apparel & Luxury Goods	1,701	109,746
[a] Mediaset SpA	Media	3,780	12,092
Mediobanca Banca di Credito Finanziario SpA	Banks	6,363	59,151
Moncler SpA	Textiles, Apparel & Luxury Goods	1,806	82,235
Parmalat SpA	Food Products	2,100	7,086
[a] Pirelli & C SpA	Auto Components	4,221	35,247
[b] Poste Italiane SpA, Reg S	Insurance	5,082	42,543
Prysmian SpA	Electrical Equipment	2,331	58,051
Recordati SpA	Pharmaceuticals	1,092	43,425
[a] Saipem SpA	Energy Equipment & Services	6,279	28,914
Salvatore Ferragamo SpA	Textiles, Apparel & Luxury Goods	483	11,786
Snam SpA	Oil, Gas & Consumable Fuels	25,998	108,546
[a] Telecom Italia SpA	Diversified Telecommunication Services	114,975	85,564
Telecom Italia SpA, di Risp	Diversified Telecommunication Services	66,318	43,330
Tenaris SA	Energy Equipment & Services	5,145	94,401
Terna Rete Elettrica Nazionale SpA	Electric Utilities	15,519	83,928
UniCredit SpA	Banks	24,129	402,744
Unione di Banche Italiane SpA	Banks	10,794	41,488
UnipolSai Assicurazioni SpA	Insurance	6,489	14,338
			3,694,789
Luxembourg 0.2%
Eurofins Scientific SE	Life Sciences Tools & Services	105	58,403
RTL Group SA	Media	441	29,915
SES SA, IDR	Media	3,864	70,784
			159,102
Netherlands 4.5%
Aalberts Industries NV	Machinery	1,050	50,288
ABN AMRO Group NV, GDR	Banks	4,557	118,222
Aegon NV	Insurance	19,664	117,916
Akzo Nobel NV	Chemicals	2,841	243,203
[a] Altice Europe NV, A	Media	5,208	21,221
[a] Altice Europe NV, B	Media	924	3,754
	Semiconductors & Semiconductor
ASML Holding NV	Equipment	4,452	882,090
ASR Nederland NV	Insurance	1,596	65,182
Boskalis Westminster	Construction & Engineering	919	26,771
EXOR NV	Diversified Financial Services	1,176	79,224
[a] Gemalto NV	Software	903	52,525
Grandvision NV	Specialty Retail	546	12,272
Heineken Holding NV	Beverages	1,155	110,714
Heineken NV	Beverages	2,583	259,418
ING Groep NV	Banks	42,063	605,436
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	13,335	319,248
Koninklijke DSM NV	Chemicals	1,959	196,976
Koninklijke KPN NV	Diversified Telecommunication Services	33,894	92,205
Koninklijke Philips NV	Health Care Equipment & Supplies	10,269	436,720
Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	735	33,957
NN Group NV	Insurance	3,592	146,113
[a] OCI NV	Chemicals	1,050	28,356
[a] QIAGEN NV	Life Sciences Tools & Services	2,436	88,738
Randstad NV	Professional Services	1,218	71,701

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Signify NV	Electrical Equipment	1,029	26,731
	Equity Real Estate Investment Trusts
[a] Unibail-Rodamco-Westfield	(REITs)	420	92,460
	Equity Real Estate Investment Trusts
Unibail-Rodamco-Westfield	(REITs)	1,050	231,149
Wolters Kluwer NV	Professional Services	2,940	165,657
			4,578,247
Norway 1.1%
Aker BP ASA	Oil, Gas & Consumable Fuels	1,113	41,077
DNB ASA	Banks	11,823	231,081
Equinor ASA	Oil, Gas & Consumable Fuels	10,773	286,032
Gjensidige Forsikring ASA	Insurance	1,827	29,948
Marine Harvest ASA	Food Products	4,431	88,181
Norsk Hydro ASA	Metals & Mining	14,658	87,746
Orkla ASA	Food Products	8,526	74,690
Schibsted ASA, A	Media	882	26,794
Schibsted ASA, B	Media	966	27,260
Telenor ASA	Diversified Telecommunication Services	7,476	153,319
Yara International ASA	Chemicals	1,911	79,250
			1,125,378
Portugal 0.2%
EDP- Energias de Portugal SA	Electric Utilities	24,906	98,869
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	5,649	107,737
Jeronimo Martins SGPS SA	Food & Staples Retailing	2,688	38,822
			245,428
Russia 0.1%
Evraz PLC	Metals & Mining	5,376	36,085
Polymetal International PLC	Metals & Mining	2,835	25,077
			61,162
South Africa 0.1%
Investec PLC	Capital Markets	6,993	49,671

Spain 4.8%
Acciona SA	Electric Utilities	315	26,083
Acerinox SA	Metals & Mining	1,554	20,575
ACS Actividades de Construccion y Servicios SA	Construction & Engineering	2,745	111,211
[a] ACS Actividades de Construccion y Servicios SA	Construction & Engineering	2,745	2,827
Aena SME SA	Transportation Infrastructure	714	129,630
Amadeus IT Group SA, A	IT Services	4,536	358,010
Banco Bilbao Vizcaya Argentaria SA	Banks	72,408	513,496
Banco de Sabadell SA	Banks	61,614	103,266
Banco Santander SA	Banks	174,195	933,928
Bankia SA	Banks	12,369	46,314
Bankinter SA	Banks	7,539	73,428
CaixaBank SA	Banks	39,585	171,282
Cellnex Telecom SAU	Diversified Telecommunication Services	1,680	42,368
Corporacion Financiera Alba SA	Diversified Financial Services	252	14,652
Corporacion Mapfre SA	Insurance	10,857	32,768
Distribuidora Internacional de Alimentacion SA	Food & Staples Retailing	4,179	12,174
	Independent Power and Renewable
EDP Renovaveis SA	Electricity Producers	1,680	17,516
Enagas SA	Oil, Gas & Consumable Fuels	2,499	73,059
Endesa SA	Electric Utilities	3,486	76,904
Ferrovial SA	Construction & Engineering	5,578	114,459
Gas Natural SDG SA	Gas Utilities	3,402	90,085
Grifols SA	Biotechnology	3,633	109,351
Grupo Catalana Occidente SA	Insurance	504	22,449
Iberdrola SA	Electric Utilities	62,674	484,712
Industria de Diseno Textil SA	Specialty Retail	11,571	395,295
Mediaset Espana Comunicacion SA	Media	1,995	16,822
	Equity Real Estate Investment Trusts
Merlin Properties Socimi SA	(REITs)	3,675	53,441

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Red Electrica Corp. SA	Electric Utilities	4,746	96,638
Repsol SA	Oil, Gas & Consumable Fuels	12,824	251,017
[a] Repsol SA, rts., 7/6/18	Oil, Gas & Consumable Fuels	12,824	7,278
Siemens Gamesa Renewable Energy SA	Electrical Equipment	2,457	33,004
Telefonica SA	Diversified Telecommunication Services	50,001	424,938
Zardoya Otis SA	Machinery	1,953	18,652
			4,877,632
Sweden 4.1%
Alfa Laval AB	Machinery	3,444	81,846
Arjo AB, B	Health Care Equipment & Supplies	2,457	8,775
Assa Abloy AB, B	Building Products	9,870	210,617
Atlas Copco AB	Machinery	4,158	109,063
Atlas Copco AB, A	Machinery	6,909	201,416
Boliden AB	Metals & Mining	3,003	97,549
Electrolux AB, B	Household Durables	2,436	55,549
[a] Epiroc AB, A	Machinery	6,909	72,589
[a] Epiroc AB, B	Machinery	4,158	38,113
Ericsson, B	Communications Equipment	32,466	251,352
Essity AB, B	Household Products	6,510	160,967
[a] Fastighets AB Balder, B	Real Estate Management & Development	1,092	28,539
Hennes & Mauritz AB, B	Specialty Retail	9,744	145,408
	Electronic Equipment, Instruments &
Hexagon AB, B	Components	2,751	153,602
Husqvarna AB, B	Household Durables	4,095	38,918
ICA Gruppen AB	Food & Staples Retailing	861	26,438
Industrivarden AB, A	Diversified Financial Services	2,289	46,389
Industrivarden AB, C	Diversified Financial Services	1,869	36,289
Investment AB Latour, B	Industrial Conglomerates	1,323	14,330
Investor AB, B	Diversified Financial Services	5,040	205,578
Kinnevik AB, B	Diversified Financial Services	2,583	88,612
L E Lundbergforetagen AB, B	Diversified Financial Services	840	25,840
Lundin Petroleum AB	Oil, Gas & Consumable Fuels	1,995	63,712
Nordea Bank AB	Banks	34,923	336,816
Saab AB, B	Aerospace & Defense	462	19,211
Sandvik AB	Machinery	11,802	209,761
Securitas AB, B	Commercial Services & Supplies	3,528	58,149
Skandinaviska Enskilda Banken AB, A	Banks	15,708	149,530
Skandinaviska Enskilda Banken AB, C	Banks	231	2,161
Skanska AB, B	Construction & Engineering	3,906	71,082
SKF AB, B	Machinery	4,179	77,872
Svenska Cellulosa AB, B	Paper & Forest Products	6,510	70,820
Svenska Handelsbanken AB, A	Banks	16,128	179,488
Svenska Handelsbanken AB, B	Banks	399	4,585
Swedbank AB, A	Banks	10,752	230,520
Swedish Match AB	Tobacco	1,974	97,906
Tele2 AB, B	Wireless Telecommunication Services	3,822	44,987
Telefonaktiebolaget LM Ericsson, A	Communications Equipment	399	3,055
Telia Co. AB	Diversified Telecommunication Services	28,350	129,803
Trelleborg AB, B	Machinery	2,667	57,031
Volvo AB, B	Machinery	16,422	262,870
			4,167,138
Switzerland 13.2%
ABB Ltd.	Electrical Equipment	19,488	426,088
Adecco Group AG	Professional Services	1,680	99,418
[a] Aryzta AG	Food Products	935	14,026
Baloise Holding AG	Insurance	504	73,244
Banque Cantonale Vaudoise	Banks	42	32,231
Barry Callebaut AG	Food Products	21	37,645
Chocoladefabriken Lindt & Spruengli AG	Food Products	21	135,989
[a] Clariant AG	Chemicals	2,247	53,903
[a] Coca-Cola HBC AG	Beverages	2,142	71,576
Compagnie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	5,607	475,010
[a] Credit Suisse Group AG	Capital Markets	27,531	414,511

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

DKSH Holding AG	Professional Services	294	20,682
[a] Dufry AG	Specialty Retail	357	45,445
EMS-Chemie Holding AG	Chemicals	84	53,846
Ferguson PLC	Trading Companies & Distributors	2,626	213,219
Flughafen Zurich AG	Transportation Infrastructure	210	42,806
Geberit AG	Building Products	399	171,141
Georg Fischer AG	Machinery	42	53,761
Givaudan AG	Chemicals	105	238,139
[a] Glencore PLC	Metals & Mining	127,218	608,014
Helvetia Holding AG	Insurance	84	47,924
[a] Julius Baer Group Ltd.	Capital Markets	2,373	139,280
Kuehne + Nagel International AG	Marine	546	82,042
[a] LafargeHolcim Ltd., B	Construction Materials	5,271	256,822
	Technology Hardware, Storage &
Logitech International SA	Peripherals	1,575	69,269
[a] Lonza Group AG	Life Sciences Tools & Services	819	217,339
Nestle SA	Food Products	33,348	2,582,669
Novartis AG	Pharmaceuticals	23,709	1,797,486
[a] OC Oerlikon Corp. AG	Machinery	2,205	33,732
Pargesa Holding SA, B	Diversified Financial Services	336	28,458
Partners Group Holding AG	Capital Markets	168	123,088
PSP Swiss Property AG	Real Estate Management & Development	462	42,806
Roche Holding AG	Pharmaceuticals	294	66,324
Roche Holding AG	Pharmaceuticals	7,560	1,679,196
Schindler Holding AG	Machinery	231	48,575
Schindler Holding AG, PC	Machinery	441	94,866
SGS SA	Professional Services	63	167,628
Sika AG	Chemicals	1,260	174,353
Sonova Holding AG	Health Care Equipment & Supplies	567	101,557
	Semiconductors & Semiconductor
STMicroelectronics NV	Equipment	6,888	153,684
Straumann Holding AG	Health Care Equipment & Supplies	105	79,838
Sulzer AG	Machinery	147	17,854
Swatch Group AG	Textiles, Apparel & Luxury Goods	315	149,450
Swatch Group AG	Textiles, Apparel & Luxury Goods	504	43,576
[a] Swiss Life Holding AG	Insurance	357	124,039
[a] Swiss Prime Site AG	Real Estate Management & Development	777	71,326
Swiss Re AG	Insurance	3,402	293,621
Swisscom AG	Diversified Telecommunication Services	252	112,479
[a] Temenos AG	Software	651	98,343
[a] UBS Group AG	Capital Markets	38,199	589,556
Vifor Pharma AG	Pharmaceuticals	504	80,527
[a] Zurich Insurance Group AG	Insurance	1,659	491,376
			13,339,777
United Arab Emirates 0.0%†
NMC Health PLC	Health Care Providers & Services	882	41,711

United Kingdom 29.1%
3i Group PLC	Capital Markets	10,458	124,347
Admiral Group PLC	Insurance	2,205	55,530
Anglo American PLC	Metals & Mining	10,647	238,233
Antofagasta PLC	Metals & Mining	3,801	49,681
Ashmore Group PLC	Capital Markets	4,221	20,786
Ashtead Group PLC	Trading Companies & Distributors	5,460	163,851
Associated British Foods PLC	Food Products	3,822	138,159
AstraZeneca PLC	Pharmaceuticals	13,776	955,404
Auto Trader Group PLC	Internet Software & Services	10,353	58,214
Aviva PLC	Insurance	43,071	286,597
B&M European Value Retail SA	Multiline Retail	9,219	49,185
Babcock International Group PLC	Commercial Services & Supplies	2,772	29,929
BAE Systems PLC	Aerospace & Defense	35,154	300,193
Barclays PLC	Banks	184,632	460,707
Barratt Developments PLC	Household Durables	11,004	74,878

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Bellway PLC	Household Durables	1,344	53,303
BHP Billiton PLC	Metals & Mining	22,617	509,413
BP PLC	Oil, Gas & Consumable Fuels	211,050	1,611,369
British American Tobacco PLC	Tobacco	24,843	1,256,201
	Equity Real Estate Investment Trusts
British Land Co. PLC	(REITs)	10,227	90,762
BT Group PLC	Diversified Telecommunication Services	92,064	264,731
Bunzl PLC	Trading Companies & Distributors	3,696	111,988
Burberry Group PLC	Textiles, Apparel & Luxury Goods	4,410	125,762
Capita PLC	Professional Services	18,060	38,090
Capital & Counties Properties PLC	Real Estate Management & Development	8,043	30,508
Centrica PLC	Multi-Utilities	61,467	127,936
CNH Industrial NV	Machinery	10,563	112,179
[a] Cobham PLC	Aerospace & Defense	26,292	44,657
Compass Group PLC	Hotels, Restaurants & Leisure	17,367	371,102
ConvaTec Group PLC	Health Care Equipment & Supplies	14,427	40,456
Croda International PLC	Chemicals	1,386	87,870
CYBG PLC	Banks	9,723	40,770
DCC PLC	Industrial Conglomerates	987	89,848
	Equity Real Estate Investment Trusts
Derwent London PLC	(REITs)	1,092	44,780
Diageo PLC	Beverages	26,313	945,616
Direct Line Insurance Group PLC	Insurance	15,120	68,450
Dixons Carphone PLC	Specialty Retail	10,962	27,006
DS Smith PLC	Containers & Packaging	10,731	73,842
easyJet PLC	Airlines	2,520	55,661
Experian PLC	Professional Services	9,870	244,264
[a] Fiat Chrysler Automobiles NV	Automobiles	11,991	228,678
Fresnillo PLC	Metals & Mining	2,037	30,753
G4S PLC	Commercial Services & Supplies	17,010	60,119
GlaxoSmithKline PLC	Pharmaceuticals	52,773	1,065,866
	Electronic Equipment, Instruments &
Halma PLC	Components	4,158	75,208
	Equity Real Estate Investment Trusts
Hammerson PLC	(REITs)	8,715	60,130
Hargreaves Lansdown PLC	Capital Markets	2,877	74,885
Hikma Pharmaceuticals PLC	Pharmaceuticals	1,533	30,379
Hiscox Ltd.	Insurance	2,982	60,039
Howden Joinery Group PLC	Trading Companies & Distributors	6,615	46,829
HSBC Holdings PLC	Banks	219,093	2,055,754
IMI PLC	Machinery	2,940	43,939
Imperial Brands PLC	Tobacco	10,311	384,162
Inchcape PLC	Distributors	4,578	47,174
Informa PLC	Media	13,629	150,247
Inmarsat PLC	Diversified Telecommunication Services	4,977	36,140
InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure	2,079	129,555
International Consolidated Airlines Group SA	Airlines	10,920	95,730
Intertek Group PLC	Professional Services	1,764	133,121
	Equity Real Estate Investment Trusts
Intu Properties PLC	(REITs)	10,416	24,781
ITV PLC	Media	40,950	94,072
J Sainsbury PLC	Food & Staples Retailing	17,703	75,072
John Wood Group PLC	Energy Equipment & Services	7,350	60,921
Johnson Matthey PLC	Chemicals	2,079	99,334
[a] Just Eat PLC	Internet Software & Services	6,300	64,794
[a] KAZ Minerals PLC	Metals & Mining	2,583	28,748
Kingfisher PLC	Specialty Retail	24,087	94,449
	Equity Real Estate Investment Trusts
Land Securities Group PLC	(REITs)	7,833	98,958
Legal & General Group PLC	Insurance	65,016	228,328
Lloyds Banking Group PLC	Banks	778,134	647,733
London Stock Exchange Group PLC	Capital Markets	3,444	203,294
Marks & Spencer Group PLC	Multiline Retail	17,871	69,626
Mediclinic International PLC	Health Care Providers & Services	4,305	29,930

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Meggitt PLC	Aerospace & Defense	8,505	55,391
Melrose Industries PLC	Electrical Equipment	46,977	131,920
Merlin Entertainments PLC	Hotels, Restaurants & Leisure	7,707	39,347
Micro Focus International PLC	Software	4,767	83,296
Mondi PLC	Paper & Forest Products	4,032	109,180
National Grid PLC	Multi-Utilities	36,771	407,017
Next PLC	Multiline Retail	1,428	114,062
Pearson PLC	Media	8,316	97,166
Pennon Group PLC	Water Utilities	4,578	48,014
Persimmon PLC	Household Durables	3,381	113,067
Prudential PLC	Insurance	28,140	644,399
[a] Quilter PLC	Capital Markets	17,409	33,309
Randgold Resources Ltd.	Metals & Mining	1,029	79,067
Reckitt Benckiser Group PLC	Household Products	6,846	563,908
Relx NV	Professional Services	9,429	201,076
RELX PLC	Professional Services	11,214	240,216
Rentokil Initial PLC	Commercial Services & Supplies	20,223	93,662
Rightmove PLC	Internet Software & Services	1,008	70,666
Rio Tinto PLC	Metals & Mining	12,621	700,008
[a] Rolls-Royce Holdings PLC	Aerospace & Defense	18,060	235,624
[a] Royal Bank of Scotland Group PLC	Banks	45,423	153,582
Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	50,486	1,752,338
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	41,034	1,470,043
Royal Mail PLC	Air Freight & Logistics	10,290	68,660
RPC Group PLC	Containers & Packaging	4,494	44,392
RSA Insurance Group PLC	Insurance	11,193	100,399
Schroders PLC	Capital Markets	1,218	50,783
	Equity Real Estate Investment Trusts
Segro PLC	(REITs)	10,962	96,879
Severn Trent PLC	Water Utilities	2,604	68,054
Shire PLC	Biotechnology	9,828	553,402
Sky PLC	Media	11,361	219,216
Smith & Nephew PLC	Health Care Equipment & Supplies	9,618	177,520
Smiths Group PLC	Industrial Conglomerates	4,347	97,450
Spirax-Sarco Engineering PLC	Machinery	798	68,692
SSE PLC	Electric Utilities	11,151	199,485
St. James's Place Capital PLC	Capital Markets	5,733	86,854
Standard Chartered PLC	Banks	29,778	272,292
Standard Life Aberdeen PLC	Diversified Financial Services	29,778	128,047
Tate & Lyle PLC	Food Products	5,103	43,576
Taylor Wimpey PLC	Household Durables	35,700	84,321
TechnipFMC PLC	Energy Equipment & Services	5,103	162,952
Tesco PLC	Food & Staples Retailing	105,814	358,612
The Berkeley Group Holdings PLC	Household Durables	1,407	70,310
The Sage Group PLC	Software	11,886	98,643
Travis Perkins PLC	Trading Companies & Distributors	2,772	52,060
Unilever NV, IDR	Personal Products	16,611	926,751
Unilever PLC	Personal Products	12,474	690,372
United Utilities Group PLC	Water Utilities	7,497	75,541
Vodafone Group PLC	Wireless Telecommunication Services	290,535	705,095
Weir Group PLC	Machinery	2,457	64,877
Whitbread PLC	Hotels, Restaurants & Leisure	2,016	105,374
William Hill PLC	Hotels, Restaurants & Leisure	9,408	37,685
William Morrison Supermarkets PLC	Food & Staples Retailing	23,688	78,811
WPP PLC	Media	13,083	206,065
			29,530,534
United States 0.1%
Carnival PLC	Hotels, Restaurants & Leisure	1,785	102,443

Total Common Stocks and Other Equity Interests (Cost $103,939,759)			99,949,857
Preferred Stocks 0.9%
Germany 0.8%
[d] Bayerische Motoren Werke AG (BMW), 5.886%, pfd.	Automobiles	609	48,564

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

[d] Fuchs Petrolub SE, 2.154%, pfd.	Chemicals	777	38,320
[d] Henkel AG & Co. KGaA, 1.635%, pfd.	Household Products	1,932	247,000
[d] Porsche Automobil Holding SE, 3.226%, pfd.	Automobiles	1,701	108,356
[d] RWE AG, 9.317%, pfd.	Multi-Utilities	378	7,105
[d] Sartorius AG, 0.398%, pfd.	Health Care Equipment & Supplies	378	56,535
[d] Volkswagen AG, 2.784%, pfd.	Automobiles	2,016	334,755
			840,635
Spain 0.1%
[d] Grifols SA, 2.134%, B, pfd.	Biotechnology	2,814	60,650

Total Preferred Stocks (Cost $1,005,783)			901,285
Total Investments (Cost $104,945,542) 99.5%			100,851,142
Other Assets, less Liabilities 0.5%			552,759
Net Assets 100.0%			$101,403,901

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At June 30,
2018, the aggregate value of these securities was $180,787, representing 0.2% of net assets.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2018, the aggregate value of these securities was $80,685, representing 0.1% of net assets.
dVariable rate security. The rate shown represents the yield at period end.

At June 30, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts
						Value/Unrealized
			Number of	Notional	Expiration	Appreciation
Description		Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
Euro STOXX 50 Index		Long	7	$277,141	9/21/18	$(2,303)
FTSE 100 Index		Long	1	100,359	9/21/18	(871)
Total Futures Contracts						(3,174)
*As of period end.

Abbreviations

Selected Portfolio

GDR	- Global Depositary Receipt
IDR	- International Depositary Receipt

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2018 (unaudited)

Franklin FTSE Europe Hedged ETF	Industry	Shares	Value
Common Stocks and Other Equity Interests 98.6%
Austria 0.4%
	Semiconductors & Semiconductor
AMS AG	Equipment	280	$20,805
Andritz AG	Machinery	259	13,747
[a] Erste Group Bank AG	Banks	1,050	43,827
OMV AG	Oil, Gas & Consumable Fuels	532	30,169
Raiffeisen Bank International AG	Banks	455	13,966
[a] Telekom Austria AG	Diversified Telecommunication Services	504	4,201
Vienna Insurance Group AG Wiener Versicherung Gruppe	Insurance	154	4,200
Voestalpine AG	Metals & Mining	413	19,023
			149,938
Belgium 1.8%
Ackermans & van Haaren NV	Diversified Financial Services	98	16,877
Ageas	Insurance	728	36,727
Anheuser-Busch InBev SA/NV	Beverages	2,807	283,488
bpost SA	Air Freight & Logistics	357	5,639
Colruyt SA	Food & Staples Retailing	238	13,580
Groupe Bruxelles Lambert SA	Diversified Financial Services	266	28,051
KBC Groep NV	Banks	1,001	77,276
Proximus SADP	Diversified Telecommunication Services	560	12,625
Sofina SA	Diversified Financial Services	98	16,934
Solvay SA	Chemicals	252	31,820
[a] Telenet Group Holding NV	Media	196	9,154
UCB SA	Pharmaceuticals	455	35,773
Umicore SA	Chemicals	763	43,785
			611,729
Denmark 2.5%
A.P. Moeller-Maersk AS, A	Marine	14	16,618
A.P. Moeller-Maersk AS, B	Marine	21	26,155
Carlsberg AS, B	Beverages	413	48,642
Chr. Hansen Holding AS	Chemicals	336	31,033
Coloplast AS, B	Health Care Equipment & Supplies	490	48,973
Danske Bank AS	Banks	2,464	77,127
DSV AS	Road & Rail	693	55,992
[a] Genmab AS	Biotechnology	210	32,407
H. Lundbeck AS	Pharmaceuticals	210	14,756
ISS AS	Commercial Services & Supplies	637	21,891
Jyske Bank AS	Banks	252	13,821
Novo Nordisk AS, B	Pharmaceuticals	6,307	292,544
Novozymes AS	Chemicals	819	41,544
Orsted AS	Electric Utilities	588	35,567
Pandora AS	Textiles, Apparel & Luxury Goods	406	28,362
Rockwool International AS, B	Building Products	28	10,934
Tryg AS	Insurance	413	9,695
Vestas Wind Systems AS	Electrical Equipment	714	44,195
[a] William Demant Holding AS	Health Care Equipment & Supplies	420	16,901
			867,157
Finland 1.7%
Elisa OYJ	Diversified Telecommunication Services	497	23,019
[b] Fortum OYJ, Reg S	Electric Utilities	1,666	39,759
Huhtamaki OYJ	Containers & Packaging	336	12,432
Kesko OYJ	Food & Staples Retailing	252	15,417
Kone OYJ, B	Machinery	1,421	72,436
Metso OYJ	Machinery	371	12,432
Neste Oil OYJ	Oil, Gas & Consumable Fuels	511	40,093
Nokia OYJ, A	Communications Equipment	20,636	118,781
Nokian Renkaat OYJ	Auto Components	518	20,466
Orion OYJ	Pharmaceuticals	420	11,323

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Sampo OYJ, A	Insurance	1,764	86,090
Stora Enso OYJ, R	Paper & Forest Products	2,023	39,586
UPM-Kymmene OYJ	Paper & Forest Products	1,995	71,322
Wartsila OYJ ABP	Machinery	1,701	33,424
			596,580
France 16.1%
Accor SA	Hotels, Restaurants & Leisure	749	36,746
Aeroports de Paris SA	Transportation Infrastructure	98	22,163
[a] Air France-KLM	Airlines	751	6,124
Air Liquide SA	Chemicals	1,561	196,288
Airbus SE	Aerospace & Defense	2,037	238,448
[c] ALD SA, 144A	Road & Rail	322	5,496
Alstom SA	Machinery	595	27,343
Amundi SA	Capital Markets	196	13,579
ArcelorMittal	Metals & Mining	2,261	66,286
Arkema SA	Chemicals	273	32,320
Atos SE	IT Services	341	46,562
AXA SA	Insurance	7,084	173,814
Biomerieux	Health Care Equipment & Supplies	154	13,863
BNP Paribas SA	Banks	4,025	249,961
Bollore	Air Freight & Logistics	3,592	16,708
Bouygues SA	Construction & Engineering	777	33,484
Bureau Veritas SA	Professional Services	938	25,035
Capgemini SE	IT Services	581	78,146
Carrefour SA	Food & Staples Retailing	2,065	33,441
Casino Guichard-Perrachon SA	Food & Staples Retailing	210	8,152
Cie Generale des Etablissements Michelin SCA	Auto Components	651	79,276
CNP Assurances	Insurance	588	13,380
Compagnie de Saint-Gobain	Building Products	1,841	82,260
	Equity Real Estate Investment Trusts
Covivio	(REITs)	140	14,564
Credit Agricole SA	Banks	4,137	55,233
Danone SA	Food Products	2,142	157,231
Dassault Aviation SA	Aerospace & Defense	7	13,338
Dassault Systemes	Software	471	65,990
Edenred	Commercial Services & Supplies	839	26,507
EDF SA	Electric Utilities	1,824	25,087
Eiffage SA	Construction & Engineering	280	30,462
Elior Group SA	Hotels, Restaurants & Leisure	455	6,566
Elis SA	Commercial Services & Supplies	658	15,088
Engie SA	Multi-Utilities	6,293	96,471
Essilor International Cie Generale d'Optique SA	Health Care Equipment & Supplies	749	105,727
Eurazeo SA	Diversified Financial Services	204	15,470
Eutelsat Communications SA	Media	602	12,486
Faurecia SA	Auto Components	287	20,481
	Equity Real Estate Investment Trusts
Gecina SA	(REITs)	175	29,279
Getlink SE	Transportation Infrastructure	1,631	22,366
Hermes International	Textiles, Apparel & Luxury Goods	112	68,495
	Equity Real Estate Investment Trusts
ICADE	(REITs)	133	12,469
Iliad SA	Diversified Telecommunication Services	84	13,274
Imerys SA	Construction Materials	133	10,754
	Electronic Equipment, Instruments &
Ingenico Group SA	Components	228	20,498
Ipsen SA	Pharmaceuticals	133	20,863
JCDecaux SA	Media	280	9,369
Kering SA	Textiles, Apparel & Luxury Goods	273	154,143
	Equity Real Estate Investment Trusts
Klepierre SA	(REITs)	707	26,621
L'Oreal SA	Personal Products	889	219,527
Lagardere SCA	Media	427	11,272
Legrand SA	Electrical Equipment	973	71,456

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	924	307,679
Natixis SA	Capital Markets	2,982	21,161
Orange SA	Diversified Telecommunication Services	7,126	119,350
Orpea	Health Care Providers & Services	168	22,420
Pernod Ricard SA	Beverages	784	128,059
Peugeot SA	Automobiles	1,932	44,122
Plastic Omnium SA	Auto Components	203	8,582
Publicis Groupe	Media	756	52,025
Remy Cointreau SA	Beverages	105	13,608
Renault SA	Automobiles	700	59,523
Rexel SA	Trading Companies & Distributors	1,071	15,399
Rubis SCA	Gas Utilities	294	18,364
Safran SA	Aerospace & Defense	1,176	142,865
Sanofi	Pharmaceuticals	4,046	324,296
Sartorius Stedim Biotech	Life Sciences Tools & Services	105	10,972
Schneider Electric SE	Electrical Equipment	1,876	156,433
SCOR SE	Insurance	553	20,545
SEB SA	Household Durables	119	20,785
Societe BIC SA	Commercial Services & Supplies	91	8,436
Societe Generale SA	Banks	2,758	116,294
Sodexo SA	Hotels, Restaurants & Leisure	322	32,189
Suez	Multi-Utilities	1,414	18,334
Teleperformance	Professional Services	203	35,860
Thales SA	Aerospace & Defense	357	45,996
Total SA	Oil, Gas & Consumable Fuels	9,283	565,871
[a] UbiSoft Entertainment SA	Software	322	35,332
Valeo SA	Auto Components	868	47,449
Veolia Environnement SA	Multi-Utilities	1,862	39,849
Vinci SA	Construction & Engineering	1,701	163,567
Vivendi SA	Media	3,612	88,561
Wendel SA	Diversified Financial Services	105	14,466
[a,b] Worldline SA, Reg S	IT Services	140	7,931
			5,556,285
Germany 14.0%
1&1 Drillisch AG	Wireless Telecommunication Services	168	9,564
Adidas AG	Textiles, Apparel & Luxury Goods	742	161,959
Allianz SE	Insurance	1,617	334,201
Axel Springer SE	Media	168	12,151
BASF SE	Chemicals	3,402	325,347
Bayer AG	Pharmaceuticals	3,459	381,038
Bayerische Motoren Werke AG	Automobiles	1,211	109,761
Beiersdorf AG	Personal Products	399	45,299
Brenntag AG	Trading Companies & Distributors	574	31,981
Carl Zeiss Meditec AG	Health Care Equipment & Supplies	119	8,121
CECONOMY AG	Specialty Retail	595	4,959
[a] Commerzbank AG	Banks	3,976	38,117
Continental AG	Auto Components	399	91,097
Covestro AG	Chemicals	693	61,832
Daimler AG	Automobiles	3,227	207,712
[a] Delivery Hero AG	Internet Software & Services	385	20,489
Deutsche Bank AG	Capital Markets	7,056	75,973
Deutsche Boerse AG	Capital Markets	686	91,427
Deutsche Lufthansa AG	Airlines	875	21,045
Deutsche Post AG	Air Freight & Logistics	3,584	117,040
Deutsche Telekom AG	Diversified Telecommunication Services	12,075	187,083
Deutsche Wohnen SE	Real Estate Management & Development	1,302	62,934
E.ON SE	Multi-Utilities	7,966	85,139
Evonik Industries AG	Chemicals	581	19,896
Fielmann AG	Specialty Retail	98	6,785
Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	119	11,479
Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	784	79,069
Fresenius SE and Co. KGaA	Health Care Providers & Services	1,491	119,768
Fuchs Petrolub SE	Chemicals	119	5,627

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

GEA Group AG	Machinery	637	21,486
Hannover Rueck SE	Insurance	217	27,059
[a] Hapag-Lloyd AG	Marine	133	4,736
HeidelbergCement AG	Construction Materials	553	46,539
Hella GmbH & Co. KGaA	Auto Components	175	9,807
Henkel AG & Co. KGaA	Household Products	378	42,037
Hochtief AG	Construction & Engineering	84	15,182
Hugo Boss AG	Textiles, Apparel & Luxury Goods	245	22,243
	Semiconductors & Semiconductor
Infineon Technologies AG	Equipment	4,249	108,297
innogy SE	Multi-Utilities	448	19,191
K+S AG	Chemicals	686	16,940
KION Group AG	Machinery	252	18,136
Lanxess AG	Chemicals	350	27,297
LEG Immobilien AG	Real Estate Management & Development	224	24,343
Linde AG	Chemicals	686	143,248
MAN SE	Machinery	147	16,640
Merck KGaA	Pharmaceuticals	483	47,156
METRO AG	Food & Staples Retailing	602	7,440
MTU Aero Engines AG	Aerospace & Defense	189	36,322
Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in
Muenchen	Insurance	532	112,457
Osram Licht AG	Electrical Equipment	371	15,161
ProSiebenSat.1 Media SE	Media	868	22,022
Puma SE	Textiles, Apparel & Luxury Goods	29	16,963
Rational AG	Machinery	21	13,706
Rheinmetall AG	Industrial Conglomerates	154	17,002
RWE AG	Multi-Utilities	1,967	44,841
SAP SE	Software	3,584	414,056
Siemens AG	Industrial Conglomerates	2,842	375,684
[a] Siemens Healthineers AG	Health Care Equipment & Supplies	469	19,360
Stada Arzneimittel AG	Pharmaceuticals	77	7,232
Suedzucker AG	Food Products	294	4,682
Symrise AG	Chemicals	448	39,282
Talanx AG	Insurance	119	4,346
Telefonica Deutschland Holding AG	Diversified Telecommunication Services	2,457	9,685
thyssenkrupp AG	Metals & Mining	1,722	41,859
TUI AG	Hotels, Restaurants & Leisure	1,666	36,567
	Independent Power and Renewable
Uniper SE	Electricity Producers	777	23,170
United Internet AG	Internet Software & Services	413	23,657
Volkswagen AG	Automobiles	147	24,286
Vonovia SE	Real Estate Management & Development	1,876	89,278
Wacker Chemie AG	Chemicals	70	9,166
Wirecard AG	IT Services	427	68,774
[a,c] Zalando SE, 144A	Internet & Direct Marketing Retail	483	26,995
			4,841,223
Ireland 0.9%
AIB Group PLC	Banks	2,814	15,277
Bank of Ireland Group PLC	Banks	3,521	27,482
CRH PLC	Construction Materials	3,101	109,517
Glanbia PLC	Food Products	693	12,865
Kerry Group PLC	Food Products	532	55,654
Kingspan Group PLC	Building Products	532	26,634
Paddy Power Betfair PLC	Hotels, Restaurants & Leisure	308	33,751
Smurfit Kappa Group PLC	Containers & Packaging	875	35,419
			316,599
Italy 3.6%
A2A SpA	Multi-Utilities	5,656	9,806
Assicurazioni Generali SpA	Insurance	4,795	80,449
Atlantia SpA	Transportation Infrastructure	1,974	58,356
Banca Mediolanum SpA	Diversified Financial Services	910	6,168
[a] Banco BPM SpA	Banks	6,188	18,149

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Buzzi Unicem SpA	Construction Materials	336	8,234
Buzzi Unicem SpA, di Risp	Construction Materials	161	2,143
Davide Campari-Milano SpA	Beverages	2,002	16,467
Enel SpA	Electric Utilities	28,777	159,829
Eni SpA	Oil, Gas & Consumable Fuels	9,345	173,546
Ferrari NV	Automobiles	462	62,841
FinecoBank Banca Fineco SpA	Banks	1,400	15,810
Intesa Sanpaolo SpA	Banks	49,553	143,858
Intesa Sanpaolo SpA, di Risp	Banks	3,871	11,742
[a] Intesa Sanpaolo SpA, rts., 7/17/18	Banks	53,326	—
Italgas Reti SpA	Gas Utilities	1,750	9,648
Leonardo SpA	Aerospace & Defense	1,386	13,700
Luxottica Group SpA	Textiles, Apparel & Luxury Goods	567	36,582
[a] Mediaset SpA	Media	1,260	4,031
Mediobanca Banca di Credito Finanziario SpA	Banks	2,100	19,522
Moncler SpA	Textiles, Apparel & Luxury Goods	588	26,774
Parmalat SpA	Food Products	700	2,362
[a] Pirelli & C SpA	Auto Components	1,379	11,515
[b] Poste Italiane SpA, Reg S	Insurance	1,645	13,771
Prysmian SpA	Electrical Equipment	791	19,699
Recordati SpA	Pharmaceuticals	406	16,145
[a] Saipem SpA	Energy Equipment & Services	2,093	9,638
Salvatore Ferragamo SpA	Textiles, Apparel & Luxury Goods	161	3,929
Snam SpA	Oil, Gas & Consumable Fuels	8,246	34,428
[a] Telecom Italia SpA	Diversified Telecommunication Services	43,547	32,407
Telecom Italia SpA, di Risp	Diversified Telecommunication Services	22,106	14,443
Tenaris SA	Energy Equipment & Services	1,757	32,238
Terna Rete Elettrica Nazionale SpA	Electric Utilities	4,942	26,727
UniCredit SpA	Banks	8,323	138,922
Unione di Banche Italiane SpA	Banks	3,780	14,529
UnipolSai Assicurazioni SpA	Insurance	2,695	5,955
			1,254,363
Luxembourg 0.2%
Eurofins Scientific SE	Life Sciences Tools & Services	42	23,361
RTL Group SA	Media	147	9,972
SES SA, IDR	Media	1,330	24,364
			57,697
Netherlands 4.5%
Aalberts Industries NV	Machinery	378	18,103
ABN AMRO Group NV, GDR	Banks	1,456	37,773
Aegon NV	Insurance	6,965	41,766
Akzo Nobel NV	Chemicals	953	81,581
[a] Altice Europe NV, A	Media	2,303	9,384
[a] Altice Europe NV, B	Media	308	1,251
	Semiconductors & Semiconductor
ASML Holding NV	Equipment	1,512	299,578
ASR Nederland NV	Insurance	539	22,013
Boskalis Westminster	Construction & Engineering	391	11,390
EXOR NV	Diversified Financial Services	399	26,880
[a] Gemalto NV	Software	287	16,694
[a] Gemalto NV	Software	35	2,036
Grandvision NV	Specialty Retail	189	4,248
Heineken Holding NV	Beverages	392	37,575
Heineken NV	Beverages	868	87,176
ING Groep NV	Banks	14,322	206,145
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	4,578	109,600
Koninklijke DSM NV	Chemicals	666	66,966
Koninklijke KPN NV	Diversified Telecommunication Services	11,396	31,002
Koninklijke Philips NV	Health Care Equipment & Supplies	3,458	147,062
Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	245	11,319
NN Group NV	Insurance	1,310	53,287
[a] OCI NV	Chemicals	350	9,452
[a] QIAGEN NV	Life Sciences Tools & Services	833	30,344

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Randstad NV	Professional Services	427	25,137
Signify NV	Electrical Equipment	385	10,001
	Equity Real Estate Investment Trusts
[a] Unibail-Rodamco-Westfield	(REITs)	175	38,525
	Equity Real Estate Investment Trusts
Unibail-Rodamco-Westfield	(REITs)	329	72,427
Wolters Kluwer NV	Professional Services	1,001	56,402
			1,565,117
Norway 1.1%
Aker BP ASA	Oil, Gas & Consumable Fuels	385	14,209
DNB ASA	Banks	3,962	77,437
Equinor ASA	Oil, Gas & Consumable Fuels	3,584	95,158
Gjensidige Forsikring ASA	Insurance	588	9,638
Marine Harvest ASA	Food Products	1,470	29,254
Norsk Hydro ASA	Metals & Mining	5,054	30,254
Orkla ASA	Food Products	2,975	26,062
Schibsted ASA, A	Media	266	8,081
Schibsted ASA, B	Media	392	11,062
Telenor ASA	Diversified Telecommunication Services	2,506	51,394
Yara International ASA	Chemicals	658	27,288
			379,837
Portugal 0.2%
EDP- Energias de Portugal SA	Electric Utilities	8,435	33,484
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	1,911	36,447
Jeronimo Martins SGPS SA	Food & Staples Retailing	847	12,233
			82,164
Russia 0.1%
Evraz PLC	Metals & Mining	1,862	12,498
Polymetal International PLC	Metals & Mining	931	8,235
			20,733
South Africa 0.1%
Investec PLC	Capital Markets	2,275	16,159

Spain 4.8%
Acciona SA	Electric Utilities	119	9,853
Acerinox SA	Metals & Mining	532	7,044
ACS Actividades de Construccion y Servicios SA	Construction & Engineering	924	37,435
[a] ACS Actividades de Construccion y Servicios SA	Construction & Engineering	924	951
Aena SME SA	Transportation Infrastructure	231	41,939
Amadeus IT Group SA, A	IT Services	1,526	120,442
Banco Bilbao Vizcaya Argentaria SA	Banks	24,647	174,789
Banco de Sabadell SA	Banks	20,930	35,079
Banco Santander SA	Banks	59,087	316,789
Bankia SA	Banks	4,823	18,059
Bankinter SA	Banks	2,422	23,590
CaixaBank SA	Banks	13,314	57,609
Cellnex Telecom SAU	Diversified Telecommunication Services	539	13,593
Corporacion Financiera Alba SA	Diversified Financial Services	84	4,884
Corporacion Mapfre SA	Insurance	3,535	10,669
Distribuidora Internacional de Alimentacion SA	Food & Staples Retailing	2,156	6,280
	Independent Power and Renewable
EDP Renovaveis SA	Electricity Producers	560	5,839
Enagas SA	Oil, Gas & Consumable Fuels	798	23,330
Endesa SA	Electric Utilities	1,225	27,025
Ferrovial SA	Construction & Engineering	1,772	36,361
Gas Natural SDG SA	Gas Utilities	1,162	30,770
Grifols SA	Biotechnology	1,239	37,293
Grupo Catalana Occidente SA	Insurance	161	7,171
Iberdrola SA	Electric Utilities	21,889	169,286
Industria de Diseno Textil SA	Specialty Retail	3,871	132,243
Mediaset Espana Comunicacion SA	Media	882	7,437

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

	Equity Real Estate Investment Trusts
Merlin Properties Socimi SA	(REITs)	1,183	17,203
Red Electrica Corp. SA	Electric Utilities	1,568	31,928
Repsol SA	Oil, Gas & Consumable Fuels	4,585	89,747
[a] Repsol SA, rts., 7/6/18	Oil, Gas & Consumable Fuels	4,585	2,602
Siemens Gamesa Renewable Energy SA	Electrical Equipment	896	12,036
Telefonica SA	Diversified Telecommunication Services	16,982	144,323
Zardoya Otis SA	Machinery	812	7,755
			1,661,354
Sweden 4.1%
Alfa Laval AB	Machinery	1,176	27,947
Assa Abloy AB, B	Building Products	3,465	73,940
Atlas Copco AB, A	Machinery	2,275	66,322
Atlas Copco AB	Machinery	1,400	36,721
Boliden AB	Metals & Mining	1,008	32,744
Electrolux AB, B	Household Durables	833	18,995
[a] Epiroc AB, A	Machinery	2,275	23,902
[a] Epiroc AB, B	Machinery	1,400	12,833
Ericsson, B	Communications Equipment	11,088	85,843
Essity AB, B	Household Products	2,205	54,521
[a] Fastighets AB Balder, B	Real Estate Management & Development	448	11,708
Hennes & Mauritz AB, B	Specialty Retail	3,353	50,036
	Electronic Equipment, Instruments &
Hexagon AB, B	Components	917	51,201
Husqvarna AB, B	Household Durables	1,309	12,440
ICA Gruppen AB	Food & Staples Retailing	280	8,598
Industrivarden AB, A	Diversified Financial Services	847	17,165
Industrivarden AB, C	Diversified Financial Services	693	13,456
Investment AB Latour, B	Industrial Conglomerates	441	4,777
Investor AB, B	Diversified Financial Services	1,694	69,097
Kinnevik AB, B	Diversified Financial Services	931	31,939
L E Lundbergforetagen AB, B	Diversified Financial Services	280	8,614
Lundin Petroleum AB	Oil, Gas & Consumable Fuels	679	21,685
Nordea Bank AB	Banks	11,599	111,867
Saab AB, B	Aerospace & Defense	245	10,188
Sandvik AB	Machinery	3,976	70,667
Securitas AB, B	Commercial Services & Supplies	1,169	19,268
Skandinaviska Enskilda Banken AB, A	Banks	5,082	48,377
Skandinaviska Enskilda Banken AB, C	Banks	84	786
Skanska AB, B	Construction & Engineering	1,274	23,184
SKF AB, B	Machinery	1,435	26,740
Svenska Cellulosa AB, B	Paper & Forest Products	2,359	25,663
Svenska Handelsbanken AB, A	Banks	5,439	60,531
Svenska Handelsbanken AB, B	Banks	133	1,528
Swedbank AB, A	Banks	3,717	79,692
Swedish Match AB	Tobacco	651	32,288
Tele2 AB, B	Wireless Telecommunication Services	1,372	16,149
Telefonaktiebolaget LM Ericsson, A	Communications Equipment	133	1,018
Telia Co. AB	Diversified Telecommunication Services	10,003	45,800
Trelleborg AB, B	Machinery	938	20,058
Volvo AB, B	Machinery	5,488	87,847
			1,416,135
Switzerland 13.1%
ABB Ltd.	Electrical Equipment	6,496	142,029
Adecco Group AG	Professional Services	588	34,796
[a] Aryzta AG	Food Products	315	4,725
Baloise Holding AG	Insurance	196	28,484
Banque Cantonale Vaudoise	Banks	14	10,744
Barry Callebaut AG	Food Products	7	12,548
Chocoladefabriken Lindt & Spruengli AG	Food Products	7	45,330
[a] Clariant AG	Chemicals	686	16,457
[a] Coca-Cola HBC AG	Beverages	749	25,028
Compagnie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	1,869	158,337

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

[a] Credit Suisse Group AG	Capital Markets	9,450	142,281
DKSH Holding AG	Professional Services	112	7,879
[a] Dufry AG	Specialty Retail	112	14,257
EMS-Chemie Holding AG	Chemicals	35	22,436
Ferguson PLC	Trading Companies & Distributors	862	69,990
Flughafen Zurich AG	Transportation Infrastructure	84	17,122
Geberit AG	Building Products	126	54,044
Georg Fischer AG	Machinery	14	17,920
Givaudan AG	Chemicals	35	79,380
[a] Glencore PLC	Metals & Mining	43,358	207,221
Helvetia Holding AG	Insurance	35	19,968
[a] Julius Baer Group Ltd.	Capital Markets	756	44,372
Kuehne + Nagel International AG	Marine	203	30,503
[a] LafargeHolcim Ltd., B	Construction Materials	1,785	86,971
	Technology Hardware, Storage &
Logitech International SA	Peripherals	511	22,474
[a] Lonza Group AG	Life Sciences Tools & Services	273	72,446
Nestle SA	Food Products	11,298	874,985
Novartis AG	Pharmaceuticals	8,029	608,715
[a] OC Oerlikon Corp. AG	Machinery	721	11,030
Pargesa Holding SA, B	Diversified Financial Services	112	9,486
Partners Group Holding AG	Capital Markets	56	41,029
PSP Swiss Property AG	Real Estate Management & Development	154	14,269
Roche Holding AG	Pharmaceuticals	119	26,845
Roche Holding AG	Pharmaceuticals	2,548	565,951
Schindler Holding AG	Machinery	84	17,664
Schindler Holding AG, PC	Machinery	175	37,645
SGS SA	Professional Services	21	55,876
Sika AG	Chemicals	455	62,961
Sonova Holding AG	Health Care Equipment & Supplies	189	33,852
	Semiconductors & Semiconductor
STMicroelectronics NV	Equipment	2,331	52,009
Straumann Holding AG	Health Care Equipment & Supplies	35	26,613
Sulzer AG	Machinery	56	6,802
Swatch Group AG	Textiles, Apparel & Luxury Goods	105	49,817
Swatch Group AG	Textiles, Apparel & Luxury Goods	217	18,762
[a] Swiss Life Holding AG	Insurance	140	48,643
[a] Swiss Prime Site AG	Real Estate Management & Development	259	23,775
Swiss Re AG	Insurance	1,127	97,270
Swisscom AG	Diversified Telecommunication Services	84	37,493
[a] Temenos AG	Software	217	32,781
[a] UBS Group AG	Capital Markets	12,943	199,760
Vifor Pharma AG	Pharmaceuticals	182	29,079
[a] Zurich Insurance Group AG	Insurance	546	161,719
			4,532,573
United Arab Emirates 0.1%
NMC Health PLC	Health Care Providers & Services	322	15,228

United Kingdom 29.2%
3i Group PLC	Capital Markets	3,598	42,781
Admiral Group PLC	Insurance	721	18,157
Anglo American PLC	Metals & Mining	3,696	82,700
Antofagasta PLC	Metals & Mining	1,253	16,377
Ashmore Group PLC	Capital Markets	1,708	8,411
Ashtead Group PLC	Trading Companies & Distributors	1,827	54,827
Associated British Foods PLC	Food Products	1,274	46,053
AstraZeneca PLC	Pharmaceuticals	4,690	325,264
Auto Trader Group PLC	Internet Software & Services	3,339	18,775
Aviva PLC	Insurance	14,595	97,116
B&M European Value Retail SA	Multiline Retail	2,968	15,835
Babcock International Group PLC	Commercial Services & Supplies	924	9,976
BAE Systems PLC	Aerospace & Defense	11,802	100,782
Barclays PLC	Banks	63,273	157,883

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Barratt Developments PLC	Household Durables	3,619	24,626
Bellway PLC	Household Durables	448	17,768
BHP Billiton PLC	Metals & Mining	7,812	175,953
BP PLC	Oil, Gas & Consumable Fuels	72,324	552,194
British American Tobacco PLC	Tobacco	8,456	427,583
	Equity Real Estate Investment Trusts
British Land Co. PLC	(REITs)	3,766	33,422
BT Group PLC	Diversified Telecommunication Services	31,024	89,210
Bunzl PLC	Trading Companies & Distributors	1,253	37,966
Burberry Group PLC	Textiles, Apparel & Luxury Goods	1,582	45,114
Capita PLC	Professional Services	6,093	12,851
Capital & Counties Properties PLC	Real Estate Management & Development	2,982	11,311
Centrica PLC	Multi-Utilities	21,154	44,029
CNH Industrial NV	Machinery	3,591	38,137
[a] Cobham PLC	Aerospace & Defense	8,764	14,886
Compass Group PLC	Hotels, Restaurants & Leisure	5,810	124,150
ConvaTec Group PLC	Health Care Equipment & Supplies	5,306	14,879
Croda International PLC	Chemicals	476	30,178
CYBG PLC	Banks	3,094	12,973
DCC PLC	Industrial Conglomerates	315	28,675
	Equity Real Estate Investment Trusts
Derwent London PLC	(REITs)	364	14,927
Diageo PLC	Beverages	9,002	323,507
Direct Line Insurance Group PLC	Insurance	4,893	22,151
Dixons Carphone PLC	Specialty Retail	3,465	8,536
DS Smith PLC	Containers & Packaging	3,759	25,866
easyJet PLC	Airlines	840	18,554
Experian PLC	Professional Services	3,388	83,847
[a] Fiat Chrysler Automobiles NV	Automobiles	4,067	77,561
Fresnillo PLC	Metals & Mining	651	9,828
G4S PLC	Commercial Services & Supplies	5,964	21,079
GlaxoSmithKline PLC	Pharmaceuticals	18,053	364,620
	Electronic Equipment, Instruments &
Halma PLC	Components	1,442	26,082
	Equity Real Estate Investment Trusts
Hammerson PLC	(REITs)	3,136	21,637
Hargreaves Lansdown PLC	Capital Markets	1,008	26,237
Hikma Pharmaceuticals PLC	Pharmaceuticals	511	10,126
Hiscox Ltd.	Insurance	1,050	21,140
Howden Joinery Group PLC	Trading Companies & Distributors	2,352	16,650
HSBC Holdings PLC	Banks	74,697	700,883
IMI PLC	Machinery	952	14,228
Imperial Brands PLC	Tobacco	3,542	131,966
Inchcape PLC	Distributors	1,484	15,292
Informa PLC	Media	4,676	51,549
Inmarsat PLC	Diversified Telecommunication Services	1,687	12,250
InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure	679	42,312
International Consolidated Airlines Group SA	Airlines	3,857	33,812
Intertek Group PLC	Professional Services	595	44,902
	Equity Real Estate Investment Trusts
Intu Properties PLC	(REITs)	3,094	7,361
ITV PLC	Media	13,440	30,875
J Sainsbury PLC	Food & Staples Retailing	6,209	26,330
John Wood Group PLC	Energy Equipment & Services	2,534	21,003
Johnson Matthey PLC	Chemicals	714	34,115
[a] Just Eat PLC	Internet Software & Services	2,205	22,678
[a] KAZ Minerals PLC	Metals & Mining	826	9,193
Kingfisher PLC	Specialty Retail	8,092	31,730
	Equity Real Estate Investment Trusts
Land Securities Group PLC	(REITs)	2,800	35,374
Legal & General Group PLC	Insurance	21,637	75,986
Lloyds Banking Group PLC	Banks	266,203	221,592
London Stock Exchange Group PLC	Capital Markets	1,141	67,351
Marks & Spencer Group PLC	Multiline Retail	6,237	24,300

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Mediclinic International PLC	Health Care Providers & Services	1,407	9,782
Meggitt PLC	Aerospace & Defense	3,017	19,649
Melrose Industries PLC	Electrical Equipment	16,835	47,276
Merlin Entertainments PLC	Hotels, Restaurants & Leisure	2,457	12,544
Micro Focus International PLC	Software	1,617	28,255
Mondi PLC	Paper & Forest Products	1,365	36,962
National Grid PLC	Multi-Utilities	12,523	138,617
Next PLC	Multiline Retail	497	39,698
Pearson PLC	Media	2,870	33,534
Pennon Group PLC	Water Utilities	1,512	15,858
Persimmon PLC	Household Durables	1,148	38,391
Prudential PLC	Insurance	9,590	219,609
[a] Quilter PLC	Capital Markets	6,323	12,098
Randgold Resources Ltd.	Metals & Mining	336	25,818
Reckitt Benckiser Group PLC	Household Products	2,324	191,429
Relx NV	Professional Services	3,206	68,369
RELX PLC	Professional Services	3,843	82,321
Rentokil Initial PLC	Commercial Services & Supplies	6,895	31,934
Rightmove PLC	Internet Software & Services	357	25,028
Rio Tinto PLC	Metals & Mining	4,284	237,607
[a] Rolls-Royce Holdings PLC	Aerospace & Defense	6,139	80,094
[a] Royal Bank of Scotland Group PLC	Banks	16,730	56,567
Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	17,030	591,101
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	13,979	500,798
Royal Mail PLC	Air Freight & Logistics	3,507	23,401
RPC Group PLC	Containers & Packaging	1,449	14,313
RSA Insurance Group PLC	Insurance	3,829	34,345
Schroders PLC	Capital Markets	448	18,679
	Equity Real Estate Investment Trusts
Segro PLC	(REITs)	3,724	32,912
Severn Trent PLC	Water Utilities	847	22,136
Shire PLC	Biotechnology	3,318	186,832
Sky PLC	Media	3,766	72,667
Smith & Nephew PLC	Health Care Equipment & Supplies	3,283	60,595
Smiths Group PLC	Industrial Conglomerates	1,491	33,425
Spirax-Sarco Engineering PLC	Machinery	273	23,500
SSE PLC	Electric Utilities	3,661	65,493
St. James's Place Capital PLC	Capital Markets	1,946	29,482
Standard Chartered PLC	Banks	9,996	91,404
Standard Life Aberdeen PLC	Diversified Financial Services	9,954	42,803
Tate & Lyle PLC	Food Products	1,855	15,841
Taylor Wimpey PLC	Household Durables	11,851	27,991
TechnipFMC PLC	Energy Equipment & Services	1,708	54,541
Tesco PLC	Food & Staples Retailing	35,721	121,061
The Berkeley Group Holdings PLC	Household Durables	448	22,387
The Sage Group PLC	Software	4,053	33,636
Travis Perkins PLC	Trading Companies & Distributors	994	18,668
Unilever NV, IDR	Personal Products	5,593	312,041
Unilever PLC	Personal Products	4,263	235,935
United Utilities Group PLC	Water Utilities	2,443	24,616
Vodafone Group PLC	Wireless Telecommunication Services	99,197	240,740
Weir Group PLC	Machinery	875	23,104
Whitbread PLC	Hotels, Restaurants & Leisure	679	35,490
William Hill PLC	Hotels, Restaurants & Leisure	3,402	13,627
William Morrison Supermarkets PLC	Food & Staples Retailing	8,176	27,202

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

WPP PLC	Media	4,550	71,665
			10,052,143
United States 0.1%
Carnival PLC	Hotels, Restaurants & Leisure	630	36,157

Total Common Stocks and Other Equity Interests (Cost $35,840,488)			34,029,171
Preferred Stocks 0.9%
Germany 0.8%
[d] Bayerische Motoren Werke AG (BMW), 5.886%, pfd.	Automobiles	203	16,188
[d] Fuchs Petrolub SE, 2.154%, pfd.	Chemicals	287	14,154
[d] Henkel AG & Co. KGaA, 1.635%, pfd.	Household Products	651	83,228
[d] Porsche Automobil Holding SE, 3.226%, pfd.	Automobiles	574	36,565
[d] RWE AG, 9.317%, pfd.	Multi-Utilities	133	2,500
[d] Sartorius AG, 0.398%, pfd.	Health Care Equipment & Supplies	133	19,892
[d] Volkswagen AG, 2.784%, pfd.	Automobiles	658	109,260
			281,787
Spain 0.1%
[d] Grifols SA, 2.134%, B, pfd.	Biotechnology	896	19,312

Total Preferred Stocks (Cost $340,075)			301,099
Total Investments (Cost $36,180,563) 99.5%			34,330,270
Other Assets, less Liabilities 0.5%			156,928
Net Assets 100.0%			$34,487,198

aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At June 30,
2018, the aggregate value of these securities was $61,461, representing 0.2% of net assets.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2018, the aggregate value of these securities was $32,491, representing 0.1% of net assets.
dVariable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

At June 30, 2018 the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Danish Krone	BOFA	Buy	5,767,608	$903,723	7/03/18	$79	$—
Danish Krone	BOFA	Sell	5,767,608	906,670	7/03/18	2,869	—
Euro	BOFA	Buy	15,575,152	18,182,946	7/03/18	1,830	—
Euro	BOFA	Sell	15,575,152	18,218,333	7/03/18	33,557	—
Great British Pound	BOFA	Buy	7,801,713	10,299,630	7/03/18	586	—
Great British Pound	BOFA	Sell	7,801,713	10,395,471	7/03/18	95,255	—
Norwegian Krone	BOFA	Buy	3,077,022	377,472	7/03/18	58	—
Norwegian Krone	BOFA	Sell	3,077,022	376,505	7/03/18	—	(1,026)
Swedish Krona	BOFA	Buy	12,898,176	1,441,730	7/03/18	52	—
Swedish Krona	BOFA	Sell	12,898,176	1,463,937	7/03/18	22,156	—
Swiss Franc	MSCO	Buy	4,221,920	4,251,601	7/03/18	295	—
Swiss Franc	MSCO	Sell	4,221,920	4,305,885	7/03/18	53,989	—
Danish Krone	BOFA	Sell	5,579,669	876,391	8/02/18	32	—
Euro	BOFA	Sell	15,077,656	17,639,425	8/02/18	—	(2,713)
Great British Pound	BOFA	Sell	7,803,021	10,313,885	8/02/18	—	(2,022)
Norwegian Krone	BOFA	Sell	3,193,733	392,294	8/02/18	—	(23)
Swedish Krona	BOFA	Sell	12,728,774	1,425,917	8/02/18	—	(76)
Swiss Franc	MSCO	Sell	4,203,848	4,244,001	8/02/18	—	(281)
Total Forward Exchange Contracts						$210,758	$(6,141)

Net unrealized appreciation (depreciation)							$204,617
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At June 30, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts
Value/Unrealized
			Number of	Notional	Expiration	Appreciation
Description		Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
Euro STOXX 50 Index		Long	2	$79,183	9/21/18	$(274)
*As of period end.

Abbreviations

Counterparty

BOFA	- Bank of America Corp.
MSCO	- Morgan Stanley

Selected Portfolio

GDR	- Global Depositary Receipt
IDR	- International Depositary Receipt

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2018 (unaudited)

Franklin FTSE France ETF	Industry	Shares	Value
Common Stocks 99.7%
France 97.0%
Accor SA	Hotels, Restaurants & Leisure	327	$16,043
Aeroports de Paris SA	Transportation Infrastructure	46	10,403
[a] Air France-KLM	Airlines	356	2,903
Air Liquide SA	Chemicals	681	85,632
Airbus SE	Aerospace & Defense	891	104,299
[b] ALD SA, 144A	Road & Rail	133	2,270
Alstom SA	Machinery	249	11,443
Amundi SA	Capital Markets	93	6,443
Arkema SA	Chemicals	118	13,970
Atos SE	IT Services	150	20,482
AXA SA	Insurance	3,120	76,553
Biomerieux	Health Care Equipment & Supplies	67	6,031
BNP Paribas SA	Banks	1,755	108,989
Bollore	Air Freight & Logistics	1,600	7,442
Bouygues SA	Construction & Engineering	331	14,264
Bureau Veritas SA	Professional Services	409	10,916
Capgemini SE	IT Services	253	34,029
Carrefour SA	Food & Staples Retailing	886	14,348
Casino Guichard-Perrachon SA	Food & Staples Retailing	93	3,610
Cie Generale des Etablissements Michelin SCA	Auto Components	286	34,828
CNP Assurances	Insurance	255	5,803
Compagnie de Saint-Gobain	Building Products	800	35,746
	Equity Real Estate Investment Trusts
Covivio	(REITs)	57	5,930
Credit Agricole SA	Banks	1,847	24,659
Danone SA	Food Products	956	70,174
Dassault Aviation SA	Aerospace & Defense	4	7,622
Dassault Systemes	Software	212	29,703
Edenred	Commercial Services & Supplies	379	11,974
EDF SA	Electric Utilities	808	11,113
Eiffage SA	Construction & Engineering	119	12,946
Elior Group SA	Hotels, Restaurants & Leisure	170	2,453
Elis SA	Commercial Services & Supplies	307	7,040
Engie SA	Multi-Utilities	2,658	40,747
Essilor International Cie Generale d'Optique SA	Health Care Equipment & Supplies	332	46,864
Eurazeo SA	Diversified Financial Services	77	5,839
Eutelsat Communications SA	Media	273	5,662
Faurecia SA	Auto Components	119	8,492
	Equity Real Estate Investment Trusts
Gecina SA	(REITs)	84	14,054
Getlink SE	Transportation Infrastructure	728	9,983
Hermes International	Textiles, Apparel & Luxury Goods	50	30,578
	Equity Real Estate Investment Trusts
ICADE	(REITs)	50	4,688
Iliad SA	Diversified Telecommunication Services	39	6,163
Imerys SA	Construction Materials	59	4,770
	Electronic Equipment, Instruments &
Ingenico Group SA	Components	102	9,170
Ipsen SA	Pharmaceuticals	56	8,784
JCDecaux SA	Media	121	4,049
Kering SA	Textiles, Apparel & Luxury Goods	120	67,755
	Equity Real Estate Investment Trusts
Klepierre SA	(REITs)	324	12,200
L'Oreal SA	Personal Products	390	96,305
Lagardere SCA	Media	186	4,910
Legrand SA	Electrical Equipment	431	31,652
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	403	134,193
Natixis SA	Capital Markets	1,352	9,594
Orange SA	Diversified Telecommunication Services	3,107	52,038

	Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Orpea	Health Care Providers & Services	72	9,608
Pernod Ricard SA	Beverages	342	55,862
Peugeot SA	Automobiles	882	20,143
Plastic Omnium SA	Auto Components	90	3,805
Publicis Groupe	Media	334	22,984
Remy Cointreau SA	Beverages	39	5,054
Renault SA	Automobiles	299	25,425
Rexel SA	Trading Companies & Distributors	491	7,060
Rubis SCA	Gas Utilities	137	8,558
Safran SA	Aerospace & Defense	520	63,172
Sanofi	Pharmaceuticals	1,760	141,068
Sartorius Stedim Biotech	Life Sciences Tools & Services	40	4,180
Schneider Electric SE	Electrical Equipment	830	69,211
SCOR SE	Insurance	253	9,399
SEB SA	Household Durables	44	7,685
Societe BIC SA	Commercial Services & Supplies	43	3,986
Societe Generale SA	Banks	1,191	50,220
Sodexo SA	Hotels, Restaurants & Leisure	143	14,295
Suez	Multi-Utilities	592	7,676
Teleperformance	Professional Services	92	16,252
Thales SA	Aerospace & Defense	162	20,872
Total SA	Oil, Gas & Consumable Fuels	4,078	248,586
[a] UbiSoft Entertainment SA	Software	132	14,484
Valeo SA	Auto Components	386	21,101
Veolia Environnement SA	Multi-Utilities	804	17,207
Vinci SA	Construction & Engineering	753	72,408
Vivendi SA	Media	1,556	38,151
Wendel SA	Diversified Financial Services	47	6,475
[a,c] Worldline SA, Reg S	IT Services	66	3,739
			2,407,217
Luxembourg 0.8%
Eurofins Scientific SE	Life Sciences Tools & Services	18	10,012
SES SA, IDR	Media	570	10,442
			20,454
Switzerland 0.9%
	Semiconductors & Semiconductor
STMicroelectronics NV	Equipment	1,015	22,646

United Kingdom 1.0%
TechnipFMC PLC	Energy Equipment & Services	744	23,758

Total Investments (Cost $2,528,954) 99.7%			2,474,075

Other Assets, less Liabilities 0.3%			6,802
Net Assets 100.0%			$2,480,877

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the
Trust's Board of Trustees. At June 30, 2018, the value of this security was $2,270, representing 0.1% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At June 30, 2018, the value of this security was $3,739, representing 0.2% of net assets.

Abbreviations
Selected Portfolio
IDR	- International Depositary Receipt

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2018 (unaudited)

Franklin FTSE Germany ETF	Industry	Shares	Value
Common Stocks 94.1%
Germany 93.4%
1&1 Drillisch AG	Wireless Telecommunication Services	75	$4,270
Adidas AG	Textiles, Apparel & Luxury Goods	332	72,467
Allianz SE	Insurance	727	150,256
Axel Springer SE	Media	73	5,280
BASF SE	Chemicals	1,526	145,938
Bayer AG	Pharmaceuticals	1,547	170,415
Bayerische Motoren Werke AG	Automobiles	537	48,672
Beiersdorf AG	Personal Products	163	18,506
Brenntag AG	Trading Companies & Distributors	256	14,263
Carl Zeiss Meditec AG	Health Care Equipment & Supplies	59	4,026
CECONOMY AG	Specialty Retail	267	2,225
[a] Commerzbank AG	Banks	1,727	16,556
Continental AG	Auto Components	179	40,868
Covestro AG	Chemicals	313	27,927
Daimler AG	Automobiles	1,432	92,174
[a] Delivery Hero AG	Internet Software & Services	179	9,526
Deutsche Bank AG	Capital Markets	3,165	34,078
Deutsche Boerse AG	Capital Markets	309	41,182
Deutsche Lufthansa AG	Airlines	391	9,404
Deutsche Post AG	Air Freight & Logistics	1,608	52,512
Deutsche Telekom AG	Diversified Telecommunication Services	5,365	83,122
Deutsche Wohnen SE	Real Estate Management & Development	588	28,422
E.ON SE	Multi-Utilities	3,599	38,465
Evonik Industries AG	Chemicals	257	8,801
Fielmann AG	Specialty Retail	38	2,631
Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	59	5,691
Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	352	35,500
Fresenius SE and Co. KGaA	Health Care Providers & Services	672	53,980
Fuchs Petrolub SE	Chemicals	56	2,648
GEA Group AG	Machinery	276	9,310
Hannover Rueck SE	Insurance	99	12,345
[a] Hapag-Lloyd AG	Marine	47	1,674
HeidelbergCement AG	Construction Materials	248	20,871
Hella GmbH & Co. KGaA	Auto Components	73	4,091
Henkel AG & Co. KGaA	Household Products	166	18,461
Hochtief AG	Construction & Engineering	30	5,422
Hugo Boss AG	Textiles, Apparel & Luxury Goods	105	9,533
	Semiconductors & Semiconductor
Infineon Technologies AG	Equipment	1,879	47,891
innogy SE	Multi-Utilities	213	9,124
K+S AG	Chemicals	325	8,025
KION Group AG	Machinery	118	8,492
Lanxess AG	Chemicals	157	12,245
LEG Immobilien AG	Real Estate Management & Development	105	11,411
Linde AG	Chemicals	322	67,239
MAN SE	Machinery	60	6,792
Merck KGaA	Pharmaceuticals	214	20,893
METRO AG	Food & Staples Retailing	278	3,436
MTU Aero Engines AG	Aerospace & Defense	86	16,527
Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in
Muenchen	Insurance	242	51,155
Osram Licht AG	Electrical Equipment	159	6,497
ProSiebenSat.1 Media SE	Media	381	9,666
Puma SE	Textiles, Apparel & Luxury Goods	13	7,604
Rational AG	Machinery	6	3,916
Rheinmetall AG	Industrial Conglomerates	71	7,839
RWE AG	Multi-Utilities	886	20,198
SAP SE	Software	1,604	185,309
Siemens AG	Industrial Conglomerates	1,273	168,278

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

[a] Siemens Healthineers AG	Health Care Equipment & Supplies	217	8,958
Stada Arzneimittel AG	Pharmaceuticals	38	3,569
Suedzucker AG	Food Products	129	2,054
Symrise AG	Chemicals	203	17,800
Talanx AG	Insurance	64	2,337
Telefonica Deutschland Holding AG	Diversified Telecommunication Services	1,123	4,427
thyssenkrupp AG	Metals & Mining	774	18,815
	Independent Power and Renewable
Uniper SE	Electricity Producers	326	9,721
United Internet AG	Internet Software & Services	192	10,998
Volkswagen AG	Automobiles	54	8,921
Vonovia SE	Real Estate Management & Development	849	40,403
Wacker Chemie AG	Chemicals	26	3,404
Wirecard AG	IT Services	190	30,602
[a,b] Zalando SE, 144A	Internet & Direct Marketing Retail	222	12,408
			2,148,466
Luxembourg 0.2%
RTL Group SA	Media	63	4,274

Netherlands 0.5%
[a] QIAGEN NV	Life Sciences Tools & Services	363	13,223

Total Common Stocks (Cost $2,396,143)			2,165,963
Preferred Stocks 5.5%
Germany 5.5%
[c] Bayerische Motoren Werke AG (BMW), 5.886%, pfd.	Automobiles	91	7,257
[c] Fuchs Petrolub SE, 2.154%, pfd.	Chemicals	115	5,671
[c] Henkel AG & Co. KGaA, 1.635%, pfd.	Household Products	291	37,203
[c] Porsche Automobil Holding SE, 3.226%, pfd.	Automobiles	256	16,308
[c] RWE AG, 9.317%, pfd.	Multi-Utilities	65	1,222
[c] Sartorius AG, 0.398%, pfd.	Health Care Equipment & Supplies	57	8,525
[c] Volkswagen AG, 2.784%, pfd.	Automobiles	304	50,479

Total Preferred Stocks (Cost $139,950)			126,665
Total Investments (Cost $2,536,093) 99.6%			2,292,628

Other Assets, less Liabilities 0.4%			8,182
Net Assets 100.0%			$2,300,810

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the
Trust's Board of Trustees. At June 30, 2018, the value of this security was $12,408, representing 0.5% of net assets.
cVariable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2018 (unaudited)

Franklin FTSE Hong Kong ETF	Industry	Shares	Value
Common Stocks 99.6%
China 7.5%
	Electronic Equipment, Instruments &
AAC Technologies Holdings Inc.	Components	9,000	$126,761
[a] China Mengniu Dairy Co. Ltd.	Food Products	35,000	118,667
China Travel International Investment Hong Kong Ltd.	Hotels, Restaurants & Leisure	34,000	13,261
	Electronic Equipment, Instruments &
[a] FIH Mobile Ltd.	Components	39,000	6,065
Guotai Junan International holdings Ltd.	Capital Markets	39,000	8,451
Minth Group Ltd.	Auto Components	10,000	42,254
Nexteer Automotive Group Ltd.	Auto Components	11,000	16,264
	Semiconductors & Semiconductor
[a] Semiconductor Manufacturing International Corp.	Equipment	39,000	50,705
Shougang Fushan Resources Group Ltd.	Metals & Mining	48,000	11,441
Shui On Land Ltd.	Real Estate Management & Development	45,500	11,541
Tingyi Cayman Islands Holding Corp.	Food Products	24,000	55,676
[a] Towngas China Co. Ltd.	Gas Utilities	13,000	12,610
Uni-President China Holdings Ltd.	Food Products	15,000	19,272
Want Want China Holdings Ltd.	Food Products	73,000	64,947
	Semiconductors & Semiconductor
Xinyi Solar Holdings Ltd.	Equipment	42,000	12,902
			570,817
Hong Kong 90.4%
AIA Group Ltd.	Insurance	160,400	1,402,525
	Semiconductors & Semiconductor
ASM Pacific Technology Ltd.	Equipment	4,100	51,842
BOC Hong Kong (Holdings) Ltd.	Banks	47,500	223,713
Cafe de Coral Holdings Ltd.	Hotels, Restaurants & Leisure	4,000	9,687
Cathay Pacific Airways Ltd.	Airlines	8,000	12,583
	Equity Real Estate Investment Trusts
Champion REIT	(REITs)	26,000	17,266
[a] China Oceanwide Holdings Ltd.	Real Estate Management & Development	60,000	3,059
Chow Tai Fook Jewellery Co. Ltd.	Specialty Retail	14,000	15,775
CK Asset Holdings Ltd.	Real Estate Management & Development	35,500	281,902
CK Hutchison Holdings Ltd.	Industrial Conglomerates	35,500	376,473
CK Infrastructure Holdings Ltd.	Electric Utilities	8,000	59,296
CLP Holdings Ltd.	Electric Utilities	22,000	236,953
Dah Sing Banking Group Ltd.	Banks	4,800	10,058
Dah Sing Financial Group	Banks	2,000	11,676
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	4,000	35,160
[a] Esprit Holdings Ltd.	Specialty Retail	24,000	7,464
First Pacific Co. Ltd.	Diversified Financial Services	32,000	15,459
Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	28,000	216,814
Great Eagle Holdings Ltd.	Real Estate Management & Development	4,000	19,527
Hang Lung Group Ltd.	Real Estate Management & Development	12,000	33,650
Hang Lung Properties Ltd.	Real Estate Management & Development	27,000	55,683
Hang Seng Bank Ltd.	Banks	9,600	240,078
Henderson Land Development Co. Ltd.	Real Estate Management & Development	15,400	81,461
Hong Kong and China Gas Co. Ltd.	Gas Utilities	118,900	227,632
Hong Kong Exchanges and Clearing Ltd.	Capital Markets	16,500	496,339
Hongkong Land Holdings Ltd.	Real Estate Management & Development	15,500	110,825
Hopewell Holdings Ltd.	Industrial Conglomerates	7,500	25,620
Huabao International Holdings Ltd.	Chemicals	11,000	7,038
Hutchison Telecommunications Hong Kong Holdings Ltd.	Wireless Telecommunication Services	16,000	5,649
Hysan Development Co. Ltd.	Real Estate Management & Development	8,000	44,663
Jardine Matheson Holdings Ltd.	Industrial Conglomerates	2,800	176,680
Jardine Strategic Holdings Ltd.	Industrial Conglomerates	2,400	87,552
Johnson Electric Holdings Ltd.	Electrical Equipment	4,500	13,106
Kerry Logistics Network Ltd.	Air Freight & Logistics	7,000	9,761
Kerry Properties Ltd.	Real Estate Management & Development	8,000	38,290

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Li & Fung Ltd.	Textiles, Apparel & Luxury Goods	78,000	28,633
Lifestyle International Holdings Ltd.	Multiline Retail	6,500	13,786
	Equity Real Estate Investment Trusts
Link REIT	(REITs)	28,500	260,281
Melco International Development Ltd.	Hotels, Restaurants & Leisure	11,000	33,860
MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	10,000	23,198
MTR Corp. Ltd.	Road & Rail	18,500	102,340
New World Development Co. Ltd.	Real Estate Management & Development	75,000	105,539
NWS Holdings Ltd.	Industrial Conglomerates	19,000	32,888
Orient Overseas International Ltd.	Marine	2,500	24,345
PCCW Ltd.	Diversified Telecommunication Services	55,000	30,986
Power Assets Holdings Ltd.	Electric Utilities	17,500	122,348
Sa Sa International Holdings Ltd.	Specialty Retail	14,000	8,887
[a] Samsonite International SA	Textiles, Apparel & Luxury Goods	16,800	59,423
Sands China Ltd.	Hotels, Restaurants & Leisure	31,600	168,967
Shangri-La Asia Ltd.	Hotels, Restaurants & Leisure	14,000	26,339
Shun Tak Holdings Ltd.	Industrial Conglomerates	24,000	9,820
Sino Land Co. Ltd.	Real Estate Management & Development	40,000	65,057
SJM Holdings Ltd.	Hotels, Restaurants & Leisure	25,000	31,101
Sun Art Retail Group Ltd.	Food & Staples Retailing	29,000	37,925
Sun Hung Kai Properties Ltd.	Real Estate Management & Development	19,000	286,739
Swire Pacific Ltd., A	Real Estate Management & Development	6,500	68,849
Swire Pacific Ltd., B	Real Estate Management & Development	12,500	22,242
Swire Properties Ltd.	Real Estate Management & Development	14,000	51,750
Taifook Securities Group Ltd.	Capital Markets	30,000	13,689
Techtronic Industries Co. Ltd.	Household Durables	16,500	92,012
Television Broadcasts Ltd.	Media	3,800	12,036
The Bank of East Asia Ltd.	Banks	16,000	63,935
The Wharf Holdings Ltd.	Real Estate Management & Development	16,000	51,393
VTech Holdings Ltd.	Communications Equipment	2,200	25,392
[b] WH Group Ltd., Reg S	Food Products	111,500	90,815
Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	16,000	113,900
Wheelock and Co. Ltd.	Real Estate Management & Development	11,000	76,624
Xinyi Glass Holdings Ltd.	Auto Components	26,000	31,782
Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	9,500	26,821
			6,874,961
Italy 0.4%
Prada SpA	Textiles, Apparel & Luxury Goods	6,800	31,463

Luxembourg 0.1%
L'Occitane International SA	Specialty Retail	6,000	9,896

Macau 0.9%
Macau Legend Development Ltd.	Hotels, Restaurants & Leisure	21,000	3,453
Wynn Macau Ltd.	Hotels, Restaurants & Leisure	19,600	63,081
			66,534
Singapore 0.2%
BOC Aviation Ltd.	Trading Companies & Distributors	2,700	16,777

Taiwan 0.1%
	Electronic Equipment, Instruments &
FIT Hon Teng Ltd.	Components	14,000	6,335

Total Investments (Cost $7,565,250) 99.6%			7,576,783

Other Assets, less Liabilities 0.4%			30,192
Net Assets 100.0%			$7,606,975

aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At June 30, 2018, the value of this security was $90,815, representing 1.2% of net assets.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Abbreviations

Selected Portfolio

REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2018 (unaudited)

Franklin FTSE India ETF	Industry	Shares	Value
Common Stocks 99.5%
India 99.5%
ABB India Ltd.	Electrical Equipment	221	$3,801
ACC Ltd.	Construction Materials	198	3,872
Adani Enterprises Ltd.	Trading Companies & Distributors	1,180	1,949
Adani Ports And Special Economic Zone Ltd.	Transportation Infrastructure	3,050	16,611
	Independent Power and Renewable
[a] Adani Power Ltd.	Electricity Producers	4,139	976
Ambuja Cements Ltd.	Construction Materials	3,385	10,249
Ashok Leyland Ltd.	Machinery	5,133	9,425
Asian Paints Ltd.	Chemicals	1,259	23,235
Aurobindo Pharma Ltd.	Pharmaceuticals	1,160	10,279
[a] Avenue Supermarts Ltd.	Food & Staples Retailing	288	6,244
Axis Bank Ltd.	Banks	7,836	58,420
Bajaj Auto Ltd.	Automobiles	380	15,587
Bajaj Finance Ltd.	Consumer Finance	758	25,405
Bajaj Finserv Ltd.	Diversified Financial Services	167	14,189
Bajaj Holdings & Investment Ltd.	Diversified Financial Services	116	4,880
Bank of Baroda	Banks	2,320	3,814
[a] Bank of India	Banks	1,291	1,649
Berger Paints India Ltd.	Chemicals	1,013	4,155
Bharat Electronics Ltd.	Aerospace & Defense	2,549	4,042
Bharat Forge Ltd.	Auto Components	814	7,279
Bharat Heavy Electricals Ltd.	Electrical Equipment	3,849	4,031
Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	4,342	23,657
Bharti Airtel Ltd.	Wireless Telecommunication Services	5,591	31,168
Bharti Infratel Ltd.	Diversified Telecommunication Services	3,763	16,507
Biocon Ltd.	Biotechnology	630	5,697
Bosch Ltd.	Auto Components	32	8,178
Britannia Industries Ltd.	Food Products	126	11,427
[a] Cadila Healthcare Ltd.	Pharmaceuticals	1,071	5,899
Canara Bank Ltd.	Banks	643	2,361
Castrol India Ltd.	Chemicals	1,032	2,466
[a] CG Power and Industrial Solutions Ltd.	Electrical Equipment	1,839	1,502
Cipla Ltd.	Pharmaceuticals	1,411	12,699
Coal India Ltd.	Oil, Gas & Consumable Fuels	5,529	21,332
Colgate-Palmolive India Ltd.	Personal Products	286	4,946
Container Corp. Of India Ltd.	Road & Rail	724	6,892
Cummins India Ltd.	Machinery	290	2,741
Dabur India Ltd.	Personal Products	2,313	13,215
Dalmia Bharat Ltd.	Construction Materials	93	3,095
Divi's Laboratories Ltd.	Life Sciences Tools & Services	349	5,290
DLF Ltd.	Real Estate Management & Development	1,847	5,090
Dr Reddy's Laboratories Ltd.	Pharmaceuticals	356	11,613
Eicher Motors Ltd.	Machinery	58	24,203
Emami Ltd.	Personal Products	472	3,645
Exide Industries Ltd.	Auto Components	897	3,382
[a] Future Retail Ltd.	Multiline Retail	903	7,575
GAIL India Ltd.	Gas Utilities	2,370	11,770
GlaxoSmithKline Consumer Healthcare Ltd.	Food Products	44	4,177
Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	605	5,148
[a] GMR Infrastructure Ltd.	Construction & Engineering	9,234	2,062
Godrej Consumer Products Ltd.	Personal Products	1,074	19,213
Godrej Industries Ltd.	Industrial Conglomerates	307	2,795
Grasim Industries Ltd.	Construction Materials	1,411	20,735
Great Eastern Shipping Co. Ltd.	Oil, Gas & Consumable Fuels	222	913
Havell's India Ltd.	Electrical Equipment	1,048	8,311
HCL Technologies Ltd.	IT Services	2,427	32,810
[b] HDFC Standard Life Insurance Co. Ltd., 144A	Insurance	1,335	8,888
Hero Motocorp Ltd.	Automobiles	428	21,698
Hindalco Industries Ltd.	Metals & Mining	3,931	13,225

	Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	2,669	10,097
Hindustan Unilever Ltd.	Household Products	3,098	74,207
Hindustan Zinc Ltd.	Metals & Mining	1,016	4,071
Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance	7,314	203,690
[c] ICICI Lombard General Insurance Co. Ltd., Reg S	Insurance	400	4,068
[c] ICICI Prudential Life Insurance Co. Ltd., Reg S	Insurance	1,126	6,201
[a] IDBI Bank Ltd.	Banks	2,363	1,893
[a] Idea Cellular Ltd.	Wireless Telecommunication Services	9,348	8,098
IDFC Bank Ltd.	Banks	5,870	3,328
IDFC Ltd.	Diversified Financial Services	1,184	798
Indiabulls Housing Finance Ltd.	Thrifts & Mortgage Finance	1,418	23,645
Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	9,586	21,826
Infosys Ltd.	IT Services	8,284	158,051
[c] InterGlobe Aviation Ltd., Reg S	Airlines	420	6,673
ITC Ltd.	Tobacco	12,762	49,584
[a] Jindal Steel & Power Ltd.	Metals & Mining	1,637	5,329
	Independent Power and Renewable
[a] JSW Energy Ltd.	Electricity Producers	1,707	1,634
JSW Steel Ltd.	Metals & Mining	5,182	24,717
Kansai Nerolac Paints Ltd.	Chemicals	559	3,608
L&T Finance Holdings Ltd.	Diversified Financial Services	2,097	4,642
Larsen & Toubro Ltd.	Construction & Engineering	1,464	27,246
LIC Housing Finance Ltd.	Thrifts & Mortgage Finance	1,085	7,422
Lupin Ltd.	Pharmaceuticals	970	12,796
Mahindra & Mahindra Financial Services Ltd.	Consumer Finance	1,298	8,897
Mahindra & Mahindra Ltd.	Automobiles	2,666	34,931
Mangalore Refinery and Petrochemicals Ltd.	Oil, Gas & Consumable Fuels	815	964
Marico Ltd.	Personal Products	1,974	9,555
Maruti Suzuki India Ltd.	Automobiles	528	68,013
Motherson Sumi Systems Ltd.	Auto Components	2,761	11,473
Mphasis Ltd.	IT Services	334	5,285
MRF Ltd.	Auto Components	4	4,377
Nestle India Ltd.	Food Products	101	14,461
	Independent Power and Renewable
NHPC Ltd.	Electricity Producers	10,838	3,709
NMDC Ltd.	Metals & Mining	3,317	5,233
	Independent Power and Renewable
NTPC Ltd.	Electricity Producers	8,653	20,163
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	13,434	31,058
Oil India Ltd.	Oil, Gas & Consumable Fuels	1,195	3,660
[a] Oracle Financial Services Software Ltd.	Software	93	5,531
Page Industries Ltd.	Textiles, Apparel & Luxury Goods	21	8,525
Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	1,311	4,194
Pidilite Industries Ltd.	Chemicals	532	8,258
Piramal Enterprises Ltd.	Pharmaceuticals	368	13,623
Power Finance Corp., Ltd.	Diversified Financial Services	2,791	3,149
Power Grid Corp. of India Ltd.	Electric Utilities	3,355	9,150
[a] Punjab National Bank Ltd.	Banks	2,416	2,685
Rajesh Exports Ltd.	Textiles, Apparel & Luxury Goods	605	5,311
Reliance Capital Ltd.	Diversified Financial Services	542	3,067
[a] Reliance Communications Ltd.	Wireless Telecommunication Services	4,580	919
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	13,553	192,361
Reliance Infrastructure Ltd.	Electric Utilities	556	3,179
	Independent Power and Renewable
[a] Reliance Power Ltd.	Electricity Producers	2,381	1,112
Rural Electrification Corp. Ltd.	Diversified Financial Services	2,787	4,257
SBI Life Insurance Co. Ltd., 144A	Insurance	507	4,990
Shree Cement Ltd.	Construction Materials	36	8,173
Shriram Transport Finance Co. Ltd.	Consumer Finance	735	13,940
Siemens Ltd.	Industrial Conglomerates	371	5,309
[a] State Bank of India	Banks	7,781	29,453
[a] Steel Authority of India Ltd.	Metals & Mining	4,331	5,247
Sun Pharmaceutical Industries Ltd.	Pharmaceuticals	4,789	39,422
Sun TV Network Ltd.	Media	367	4,190

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Tata Communications Ltd.	Diversified Telecommunication Services	297	2,569
Tata Consultancy Services Ltd.	IT Services	4,012	108,198
[a] Tata Motors Ltd., A	Automobiles	1,655	3,832
[a] Tata Motors Ltd.	Automobiles	4,410	17,334
Tata Power Co. Ltd.	Electric Utilities	4,153	4,440
Tata Steel Ltd.	Metals & Mining	1,267	10,499
Tech Mahindra Ltd.	IT Services	2,042	19,535
Titan Co. Ltd.	Textiles, Apparel & Luxury Goods	1,360	17,438
Torrent Pharmaceuticals Ltd.	Pharmaceuticals	177	3,620
Torrent Power Ltd.	Electric Utilities	466	1,545
UltraTech Cement Ltd.	Construction Materials	456	25,415
[a] Union Bank of India Ltd.	Banks	1,030	1,232
United Breweries Ltd.	Beverages	291	4,890
[a] United Spirits Ltd.	Beverages	1,300	12,617
UPL Ltd.	Chemicals	1,565	14,134
Vakrangee Software Ltd.	IT Services	2,297	2,241
Vedanta Ltd.	Metals & Mining	7,324	25,249
Wipro Ltd.	IT Services	4,752	18,137
[a] Wockhardt Ltd.	Pharmaceuticals	115	1,076
Yes Bank Ltd.	Banks	7,443	36,897
Zee Entertainment Enterprises Ltd.	Media	2,319	18,411
Total Investments (Cost $2,367,419) 99.5%			2,227,174

Other Assets, less Liabilities 0.5%			11,817
Net Assets 100.0%			$2,238,991

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the
Trust's Board of Trustees. At June 30, 2018, the value of this security was $8,888, representing 0.4% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At June 30,
2018, the aggregate value of these securities was $16,942, representing 0.8% of net assets.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2018 (unaudited)

Franklin FTSE Italy ETF	Industry	Shares	Value
Common Stocks and Other Equity Interests 99.6%
Italy 89.1%
A2A SpA	Multi-Utilities	45,768	$79,353
Assicurazioni Generali SpA	Insurance	25,600	429,509
Atlantia SpA	Transportation Infrastructure	12,176	359,952
Banca Mediolanum SpA	Diversified Financial Services	7,184	48,691
[a] Banco BPM SpA	Banks	44,952	131,839
Buzzi Unicem SpA	Construction Materials	2,112	51,759
Buzzi Unicem SpA, di Risp	Construction Materials	1,184	15,759
Davide Campari-Milano SpA	Beverages	16,800	138,187
Enel SpA	Electric Utilities	188,280	1,045,714
Eni SpA	Oil, Gas & Consumable Fuels	60,464	1,122,880
Ferrari NV	Automobiles	2,704	367,797
FinecoBank Banca Fineco SpA	Banks	11,648	131,536
Intesa Sanpaolo SpA	Banks	328,208	952,825
Intesa Sanpaolo SpA, di Risp	Banks	22,600	68,552
[a] Intesa Sanpaolo SpA, rts., 7/17/18	Banks	88,660	—
Italgas Reti SpA	Gas Utilities	14,512	80,007
Leonardo SpA	Aerospace & Defense	11,472	113,395
Luxottica Group SpA	Textiles, Apparel & Luxury Goods	4,344	280,270
[a] Mediaset SpA	Media	9,152	29,278
Mediobanca Banca di Credito Finanziario SpA	Banks	17,680	164,354
Moncler SpA	Textiles, Apparel & Luxury Goods	4,712	214,558
Parmalat SpA	Food Products	5,640	19,031
[a] Pirelli & C SpA	Auto Components	10,944	91,386
[b] Poste Italiane SpA, Reg S	Insurance	13,680	114,520
Prysmian SpA	Electrical Equipment	6,624	164,963
Recordati SpA	Pharmaceuticals	2,832	112,620
[a] Saipem SpA	Energy Equipment & Services	16,672	76,772
Salvatore Ferragamo SpA	Textiles, Apparel & Luxury Goods	1,280	31,234
Snam SpA	Oil, Gas & Consumable Fuels	65,184	272,154
[a] Telecom Italia SpA	Diversified Telecommunication Services	263,264	195,920
Telecom Italia SpA, di Risp	Diversified Telecommunication Services	147,576	96,420
Tenaris SA	Energy Equipment & Services	13,856	254,231
Terna Rete Elettrica Nazionale SpA	Electric Utilities	41,832	226,231
UniCredit SpA	Banks	54,360	907,339
Unione di Banche Italiane SpA	Banks	30,136	115,830
UnipolSai Assicurazioni SpA	Insurance	22,568	49,866
			8,554,732
Netherlands 2.2%
EXOR NV	Diversified Financial Services	3,168	213,421

United Kingdom 8.3%
CNH Industrial NV	Machinery	25,680	272,722
[a] Fiat Chrysler Automobiles NV	Automobiles	27,368	521,929
			794,651
Total Investments (Cost $9,791,520) 99.6%			9,562,804

Other Assets, less Liabilities 0.4%			36,509
Net Assets 100.0%			$9,599,313

aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At June 30, 2018, the value of this security was $114,520, representing 1.2% of net assets.

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2018 (unaudited)

Franklin FTSE Japan ETF	Industry	Shares	Value
Common Stocks 99.7%
Japan 99.7%
ABC-Mart Inc.	Specialty Retail	1,500	$82,066
Acom Co. Ltd.	Consumer Finance	22,500	86,535
	Semiconductors & Semiconductor
Advantest Corp.	Equipment	10,500	218,788
AEON Co. Ltd.	Food & Staples Retailing	42,000	898,659
AEON Financial Service Co. Ltd.	Consumer Finance	7,500	160,069
AEON Mall Co. Ltd.	Real Estate Management & Development	7,500	134,745
AGC Inc.	Building Products	12,000	467,476
Aica Kogyo Co. Ltd.	Building Products	3,000	105,358
[a] Aiful Corp.	Consumer Finance	18,000	56,227
AIN Holdings Inc.	Food & Staples Retailing	1,500	110,640
Air Water Inc.	Chemicals	9,000	165,269
Aisin Seiki Co. Ltd.	Auto Components	10,500	478,716
Ajinomoto Co. Inc.	Food Products	31,500	596,073
Alfresa Holdings Corp.	Health Care Providers & Services	10,500	246,942
	Electronic Equipment, Instruments &
Alps Electric Co. Ltd.	Components	12,000	308,328
Amada Holdings Co. Ltd.	Machinery	19,500	187,492
ANA Holdings Inc.	Airlines	7,500	275,516
Aoyama Trading Co. Ltd.	Specialty Retail	3,000	100,212
Aozora Bank Ltd.	Banks	6,000	228,321
[a] Aplus Financial Co. Ltd.	Consumer Finance	6,000	6,121
Ariake Japan Co. Ltd.	Food Products	1,500	129,192
Asahi Group Holdings Ltd.	Beverages	22,500	1,152,169
Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies	6,000	226,967
Asahi Kasei Corp.	Chemicals	75,000	953,370
Asics Corp.	Textiles, Apparel & Luxury Goods	10,500	177,552
ASKUL Corp.	Internet & Direct Marketing Retail	3,000	97,233
Astellas Pharma Inc.	Pharmaceuticals	120,000	1,829,820
Autobacs Seven Co. Ltd.	Specialty Retail	3,000	53,194
Awa Bank Ltd.	Banks	15,000	92,358
	Electronic Equipment, Instruments &
Azbil Corp.	Components	4,500	196,226
Bandai Namco Holdings Inc.	Leisure Products	12,000	495,102
Benesse Holdings Inc.	Diversified Consumer Services	4,500	159,662
BIC CAMERA Inc.	Specialty Retail	9,000	138,862
Bridgestone Corp.	Auto Components	36,000	1,408,279
	Technology Hardware, Storage &
Brother Industries Ltd.	Peripherals	13,500	266,673
Calbee Inc.	Food Products	4,500	169,210
	Technology Hardware, Storage &
CANON Inc.	Peripherals	61,500	2,016,038
Canon Marketing Japan Inc.	Distributors	3,000	62,511
Capcom Co. Ltd.	Software	6,000	147,881
Casio Computer Co. Ltd.	Household Durables	13,500	219,627
Central Japan Railway Co.	Road & Rail	10,500	2,176,500
CHIYODA Corp.	Construction & Engineering	9,000	78,247
Chubu Electric Power Co. Inc.	Electric Utilities	42,000	629,820
Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	13,500	708,121
Chugoku Electric Power Co. Inc.	Electric Utilities	18,000	232,709
Chuo Mitsui Trust Holdings Inc.	Banks	22,500	892,362
Ci:z Holdings Co. Ltd.	Personal Products	1,500	71,367
	Electronic Equipment, Instruments &
Citizen Watch Co. Ltd.	Components	16,500	108,446
Coca-Cola Bottlers Japan Holdings Inc.	Beverages	9,000	359,545
Colopl Inc.	Software	4,500	30,470
COMSYS Holdings Corp.	Construction & Engineering	6,000	159,202
Concordia Financial Group Ltd.	Banks	72,000	366,614
Cosmo Energy Holdings Co. Ltd.	Oil, Gas & Consumable Fuels	4,500	158,037

	Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Credit Saison Co. Ltd.	Consumer Finance	9,000	141,705
CyberAgent Inc.	Media	6,000	360,764
Dai Nippon Printing Co. Ltd.	Commercial Services & Supplies	18,000	402,853
Daicel Corp.	Chemicals	18,000	199,233
Daido Steel Co. Ltd.	Metals & Mining	1,500	69,336
Daifuku Co. Ltd.	Machinery	6,000	262,989
Daiichi Sankyo Co. Ltd.	Pharmaceuticals	37,500	1,434,456
Daiichikosho Co. Ltd.	Media	3,000	144,901
Daikin Industries Ltd.	Building Products	16,500	1,976,753
Daikyo Inc.	Real Estate Management & Development	1,500	32,840
Daishi Bank Ltd.	Banks	1,500	59,653
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	4,500	731,684
Daiwa House Industry Co. Ltd.	Real Estate Management & Development	39,000	1,329,517
Daiwa Securities Group Inc.	Capital Markets	90,000	522,701
DeNA Co. Ltd.	Internet Software & Services	6,000	112,508
Denka Co. Ltd.	Chemicals	6,000	200,153
Denso Corp.	Auto Components	27,000	1,319,225
Dentsu Inc.	Media	13,500	639,868
DIC Corp.	Chemicals	4,500	140,568
	Semiconductors & Semiconductor
Disco Corp.	Equipment	1,500	256,083
DMG Mori Co. Ltd.	Machinery	6,000	83,257
Don Quijote Holdings Co. Ltd.	Multiline Retail	7,500	360,222
Dowa Holdings Co. Ltd.	Metals & Mining	3,000	92,493
East Japan Railway Co.	Road & Rail	22,500	2,156,254
EBARA Corp.	Machinery	6,000	186,611
Eisai Co. Ltd.	Pharmaceuticals	16,500	1,162,515
	Independent Power and Renewable
Electric Power Development Co. Ltd.	Electricity Producers	10,500	271,115
Exedy Corp.	Auto Components	1,500	46,450
Ezaki Glico Co. Ltd.	Food Products	3,000	144,089
FamilyMart UNY Holdings Co. Ltd.	Food & Staples Retailing	4,500	473,706
FANUC Corp.	Machinery	12,000	2,383,966
Fast Retailing Co. Ltd.	Specialty Retail	3,000	1,378,865
FP Corp.	Containers & Packaging	1,500	82,878
Fuji Electric Co. Ltd.	Electrical Equipment	45,000	342,888
Fuji Media Holdings Inc.	Media	3,000	51,244
Fuji Oil Holdings Inc.	Food Products	3,000	107,796
	Technology Hardware, Storage &
FUJIFILM Holdings Corp.	Peripherals	24,000	937,336
Fujikura Ltd.	Electrical Equipment	18,000	114,567
Fujitsu General Ltd.	Household Durables	3,000	46,964
Fujitsu Ltd.	IT Services	120,000	727,811
Fukuoka Financial Group Inc.	Banks	45,000	226,290
Fukuyama Transporting Co. Ltd.	Road & Rail	1,500	76,649
Furukawa Electric Co. Ltd.	Electrical Equipment	3,000	104,952
Glory Ltd.	Machinery	3,000	83,962
GMO Payment Gateway Inc.	IT Services	1,500	173,069
[a] Gree Inc.	Internet Software & Services	7,500	40,153
GS Yuasa Corp.	Electrical Equipment	30,000	136,776
GungHo Online Entertainment Inc.	Software	22,500	57,283
Gunma Bank Ltd.	Banks	25,500	133,986
H2O Retailing Corp.	Multiline Retail	4,500	71,868
Hachijuni Bank Ltd.	Banks	25,500	109,123
Hakuhodo DY Holdings Inc.	Media	15,000	240,780
	Electronic Equipment, Instruments &
Hamamatsu Photonics K.K.	Components	7,500	322,304
Hankyu Hanshin Holdings Inc.	Road & Rail	13,500	542,974
Haseko Corp.	Household Durables	16,500	228,064
Heiwa Corp.	Leisure Products	3,000	72,424
Hikari Tsushin Inc.	Specialty Retail	1,500	263,666
Hino Motors Ltd.	Machinery	16,500	176,224
	Electronic Equipment, Instruments &
Hirose Electric Co. Ltd.	Components	1,530	189,653

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

HIS Co. Ltd.	Hotels, Restaurants & Leisure	1,500	45,231
Hisamitsu Pharmaceutical Co. Inc.	Pharmaceuticals	4,500	379,858
Hitachi Capital Corp.	Consumer Finance	3,000	77,570
Hitachi Chemical Co. Ltd.	Chemicals	7,500	151,334
Hitachi Construction Machinery Co. Ltd.	Machinery	6,000	195,007
	Electronic Equipment, Instruments &
Hitachi High-Technologies Corp.	Components	4,500	183,632
	Electronic Equipment, Instruments &
Hitachi Ltd.	Components	285,000	2,011,068
Hitachi Metals Ltd.	Metals & Mining	12,000	124,588
Hitachi Transport System Ltd.	Road & Rail	3,000	76,865
Hokkaido Electric Power Co. Inc.	Electric Utilities	10,500	71,476
Hokugin Financial Group Inc.	Banks	7,500	99,874
[a] Hokuriku Electric Power Co.	Electric Utilities	10,500	105,507
Honda Motor Co. Ltd.	Automobiles	106,500	3,127,743
	Electronic Equipment, Instruments &
HORIBA Ltd.	Components	1,500	104,952
Hoshizaki Corp.	Machinery	3,000	303,616
House Foods Group Inc.	Food Products	4,500	159,256
Hoya Corp.	Health Care Equipment & Supplies	22,500	1,279,533
	Electronic Equipment, Instruments &
Ibiden Co. Ltd.	Components	6,000	96,150
Ichigo Inc.	Real Estate Management & Development	10,500	49,294
Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	9,000	320,950
IHI Corp.	Machinery	7,500	261,364
Iida Group Holdings Co. Ltd.	Household Durables	9,000	173,638
INPEX Corp.	Oil, Gas & Consumable Fuels	55,500	575,969
Isetan Mitsukoshi Holdings Ltd.	Multiline Retail	21,000	262,393
Isuzu Motors Ltd.	Automobiles	33,000	438,401
Ito En Ltd.	Beverages	3,000	138,943
ITOCHU Corp.	Trading Companies & Distributors	85,500	1,549,598
ITOCHU Techno-Solutions Corp.	IT Services	6,000	103,679
Itoham Yonekyu Holdings Inc.	Food Products	9,000	77,434
Izumi Co. Ltd.	Multiline Retail	3,000	185,528
J Front Retailing Co. Ltd.	Multiline Retail	15,000	228,457
Jafco Co. Ltd.	Capital Markets	3,000	122,015
Japan Airlines Co. Ltd.	Airlines	7,500	265,968
Japan Airport Terminal Co. Ltd.	Transportation Infrastructure	3,000	140,568
	Electronic Equipment, Instruments &
Japan Aviatn Elect	Components	1,800	28,357
	Electronic Equipment, Instruments &
[a] Japan Display Inc.	Components	33,000	42,902
Japan Exchange Group Inc.	Capital Markets	33,000	613,434
Japan Petroleum Exploration Co. Ltd.	Oil, Gas & Consumable Fuels	3,000	78,355
Japan Post Bank Co. Ltd.	Banks	25,500	296,980
Japan Post Holdings Co. Ltd.	Insurance	79,500	870,613
Japan Post Insurance Co. Ltd.	Insurance	4,500	92,547
Japan Tobacco Inc.	Tobacco	72,000	2,011,827
JFE Holdings Inc.	Metals & Mining	31,500	596,073
JGC Corp.	Construction & Engineering	13,500	272,157
JSR Corp.	Chemicals	12,000	204,324
JTEKT Corp.	Machinery	13,500	183,795
JXTG Holdings Inc.	Oil, Gas & Consumable Fuels	192,000	1,335,064
K's Holdings Corp.	Specialty Retail	9,000	93,522
Kagome Co. Ltd.	Food Products	4,500	149,506
Kajima Corp.	Construction & Engineering	60,000	464,768
Kakaku.com Inc.	Internet Software & Services	7,500	169,413
Kaken Pharmaceutical Co. Ltd.	Pharmaceuticals	1,500	77,055
Kamigumi Co. Ltd.	Transportation Infrastructure	7,500	155,938
Kandenko Co. Ltd.	Construction & Engineering	6,000	65,869
Kaneka Corp.	Chemicals	15,000	134,474
Kansai Electric Power Co. Inc.	Electric Utilities	43,500	634,641
Kansai Paint Co. Ltd.	Chemicals	12,000	249,393
KAO Corp.	Personal Products	28,500	2,174,198

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Kawasaki Heavy Industries Ltd.	Machinery	9,000	265,291
[a] Kawasaki Kisen Kaisha Ltd.	Marine	6,000	110,883
KDDI Corp.	Wireless Telecommunication Services	108,000	2,955,338
Keihan Holdings Co. Ltd.	Industrial Conglomerates	6,000	215,321
Keikyu Corp.	Road & Rail	16,500	270,519
Keio Corp.	Road & Rail	7,500	362,931
Keisei Electric Railway Co. Ltd.	Road & Rail	9,000	309,168
Keiyo Bank Ltd.	Banks	15,000	64,325
Kewpie Corp.	Food Products	7,500	189,117
	Electronic Equipment, Instruments &
Keyence Corp.	Components	6,000	3,388,796
Kikkoman Corp.	Food Products	10,500	529,906
Kinden Corp.	Construction & Engineering	7,500	122,557
Kintetsu Group Holdings Co. Ltd.	Road & Rail	10,500	428,475
Kirin Holdings Co. Ltd.	Beverages	51,000	1,364,267
Kissei Pharmaceutical Co. Ltd.	Pharmaceuticals	1,500	40,694
Kobayashi Pharmaceutical Co. Ltd.	Personal Products	3,000	259,197
Kobe Steel Ltd.	Metals & Mining	18,000	164,781
Koei Tecmo Holdings Co. Ltd.	Software	3,000	58,990
Koito Manufacturing Co. Ltd.	Auto Components	7,500	495,644
Kokuyo Co. Ltd.	Commercial Services & Supplies	4,500	79,912
Komatsu Ltd.	Machinery	55,500	1,587,361
Komeri Co. Ltd.	Specialty Retail	1,500	38,081
Konami Holdings Corp.	Software	6,000	305,512
	Technology Hardware, Storage &
Konica Minolta Inc.	Peripherals	27,000	250,828
KOSE Corp.	Household Products	1,500	323,252
Kubota Corp.	Machinery	67,500	1,062,181
Kuraray Co. Ltd.	Chemicals	21,000	289,315
Kurita Water Industries Ltd.	Machinery	6,000	171,173
Kusuri No Aoki Holdings Co. Ltd.	Food & Staples Retailing	1,500	99,806
	Electronic Equipment, Instruments &
Kyocera Corp.	Components	19,500	1,099,774
Kyorin Holdings Inc.	Pharmaceuticals	3,000	62,294
Kyowa Exeo Corp.	Construction & Engineering	6,000	157,577
Kyowa Hakko Kirin Co. Ltd.	Pharmaceuticals	15,000	302,397
Kyudenko Corp.	Construction & Engineering	3,000	144,901
Kyushu Electric Power Co. Inc.	Electric Utilities	28,500	318,025
Kyushu Financial Group Inc.	Banks	24,000	115,921
Kyushu Railway Co.	Road & Rail	9,000	275,448
Lawson Inc.	Food & Staples Retailing	3,000	187,424
Leopalace21 Corp.	Real Estate Management & Development	13,500	73,981
[a] Line Corp.	Software	1,500	62,497
LINTEC Corp.	Chemicals	3,000	87,076
Lion Corp.	Household Products	15,000	274,906
LIXIL Group Corp.	Building Products	15,000	300,095
M3 Inc.	Health Care Technology	12,000	478,310
Mabuchi Motor Co. Ltd.	Electrical Equipment	3,000	142,735
Maeda Corp.	Construction & Engineering	7,500	86,264
Maeda Road Construction Co. Ltd.	Construction & Engineering	1,000	19,022
Makita Corp.	Machinery	15,000	672,369
Marubeni Corp.	Trading Companies & Distributors	94,500	721,003
Marui Group Co. Ltd.	Multiline Retail	12,000	252,860
Maruichi Steel Tube Ltd.	Metals & Mining	3,000	101,702
Matsui Securities Co. Ltd.	Capital Markets	7,500	71,706
Matsumotokiyoshi Holdings Co. Ltd.	Food & Staples Retailing	4,500	202,117
Mazda Motor Corp.	Automobiles	34,500	423,600
Mebuki Financial Group Inc.	Banks	61,500	206,545
Medipal Holdings Corp.	Health Care Providers & Services	9,000	181,032
Megmilk Snow Brand Co. Ltd.	Food Products	3,000	80,034
Meiji Holdings Co. Ltd.	Food Products	7,500	632,420
Minebea Mitsumi Inc.	Machinery	25,500	431,427
Miraca Holdings Inc.	Health Care Providers & Services	3,000	89,378
MISUMI Group Inc.	Machinery	16,500	481,154

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Mitsubishi Chemical Holdings Corp.	Chemicals	78,000	653,069
Mitsubishi Corp.	Trading Companies & Distributors	78,000	2,167,508
Mitsubishi Electric Corp.	Electrical Equipment	118,500	1,577,468
Mitsubishi Estate Co. Ltd.	Real Estate Management & Development	70,500	1,232,867
Mitsubishi Gas Chemical Co. Inc.	Chemicals	10,500	237,936
Mitsubishi Heavy Industries Ltd.	Machinery	16,500	600,474
Mitsubishi Logistics Corp.	Transportation Infrastructure	6,000	129,626
Mitsubishi Materials Corp.	Metals & Mining	7,500	206,180
Mitsubishi Motors Corp.	Automobiles	37,500	298,944
Mitsubishi Shokuhin Co. Ltd.	Food & Staples Retailing	1,500	40,031
Mitsubishi Tanabe Pharma Corp.	Pharmaceuticals	13,500	233,278
Mitsubishi UFJ Financial Group Inc.	Banks	775,500	4,418,526
Mitsubishi UFJ Lease & Finance Co. Ltd.	Diversified Financial Services	27,000	166,000
Mitsui & Co. Ltd.	Trading Companies & Distributors	100,500	1,676,285
Mitsui Chemicals Inc.	Chemicals	10,500	279,646
[a] Mitsui E&S Holdings Co. Ltd.	Machinery	6,000	78,707
Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	57,000	1,376,048
Mitsui Mining and Smelting Co. Ltd.	Metals & Mining	3,000	127,703
Mitsui O.S.K. Lines Ltd.	Marine	6,000	144,522
Miura Co. Ltd.	Machinery	6,000	145,876
Mizuho Financial Group Inc.	Banks	1,531,500	2,578,655
Mochida Pharmaceutical Co. Ltd.	Pharmaceuticals	1,500	109,285
Monotaro Co. Ltd.	Trading Companies & Distributors	3,000	132,713
Morinaga & Co. Ltd.	Food Products	3,000	143,818
Morinaga Milk Industry Co. Ltd.	Food Products	3,000	112,129
MS&AD Insurance Group Holdings Inc.	Insurance	30,000	932,786
	Electronic Equipment, Instruments &
Murata Manufacturing Co. Ltd.	Components	12,000	2,017,244
Nabtesco Corp.	Machinery	7,500	230,894
Nagase & Co. Ltd.	Trading Companies & Distributors	6,000	93,820
Nagoya Railroad Co. Ltd.	Road & Rail	10,500	271,115
Nankai Electric Railway Co. Ltd.	Road & Rail	6,000	166,569
	Technology Hardware, Storage &
NEC Corp.	Peripherals	15,000	411,682
[a] Nexon Co. Ltd.	Software	24,000	348,630
NGK Insulators Ltd.	Machinery	16,500	293,906
NGK Spark Plug Co. Ltd.	Auto Components	12,000	342,346
NH Foods Ltd.	Food Products	7,500	303,006
NHK Spring Co. Ltd.	Auto Components	9,000	84,828
Nichirei Corp.	Food Products	6,000	152,647
Nidec Corp.	Electrical Equipment	13,500	2,026,249
Nifco Inc.	Auto Components	4,500	139,349
Nihon Kohden Corp.	Health Care Equipment & Supplies	4,500	125,333
Nihon M&A Center Inc.	Professional Services	7,500	217,691
Nikon Corp.	Household Durables	21,000	334,248
Nintendo Co. Ltd.	Software	6,000	1,960,908
Nippo Corp.	Construction & Engineering	3,000	54,710
	Electronic Equipment, Instruments &
Nippon Electric Glass Co. Ltd.	Components	4,500	125,130
Nippon Express Co. Ltd.	Road & Rail	4,500	326,637
Nippon Kayaku Co. Ltd.	Chemicals	10,500	117,451
Nippon Paint Holdings Co. Ltd.	Chemicals	9,000	387,577
Nippon Paper Industries Co. Ltd.	Paper & Forest Products	6,000	95,770
Nippon Shinyaku Co. Ltd.	Pharmaceuticals	3,000	186,340
Nippon Shobukai Co. Ltd.	Chemicals	1,500	108,473
Nippon Steel & Sumitomo Metal Corp.	Metals & Mining	46,500	913,292
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	39,000	1,773,159
Nippon Television Holdings Inc.	Media	3,000	50,621
Nippon Yusen KK	Marine	10,500	208,455
Nipro Corp.	Health Care Equipment & Supplies	7,500	86,670
Nishi-Nippon Financial Holdings Inc.	Banks	9,000	105,223
Nishi-Nippon Railroad Co. Ltd.	Road & Rail	4,500	122,489
Nissan Chemical Industries Ltd.	Chemicals	9,000	420,079
Nissan Motor Co. Ltd.	Automobiles	117,000	1,138,681

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Nissan Shatai Co. Ltd.	Automobiles	3,000	27,328
Nisshin Seifun Group Inc.	Food Products	15,000	317,564
Nisshin Steel Co. Ltd.	Metals & Mining	4,500	62,118
Nisshinbo Holdings Inc.	Industrial Conglomerates	9,000	96,691
Nissin Foods Holdings Co. Ltd.	Food Products	4,500	325,419
Nitori Co. Ltd.	Specialty Retail	4,500	702,027
Nitto Denko Corp.	Chemicals	9,000	681,145
Noevir Holdings Co. Ltd.	Personal Products	1,500	108,202
NOF Corp.	Chemicals	4,500	145,443
NOK Corp.	Auto Components	9,000	174,207
Nomura Holdings Inc.	Capital Markets	196,500	954,781
Nomura Real Estate Holdings Inc.	Real Estate Management & Development	7,500	166,433
Nomura Research Institute Ltd.	IT Services	6,000	290,886
North Pacific Bank Ltd.	Banks	16,500	55,266
NS Solutions Corp.	IT Services	1,500	37,823
NSK Ltd.	Machinery	27,000	278,617
NTN Corp.	Machinery	25,500	104,519
NTT Data Corp.	IT Services	37,500	431,996
NTT DoCoMo Inc.	Wireless Telecommunication Services	75,000	1,911,141
NTT Urban Development Corp.	Real Estate Management & Development	6,000	64,461
Obayashi Corp.	Construction & Engineering	40,500	421,582
OBIC Co. Ltd.	IT Services	4,500	372,545
Odakyu Electric Railway Co. Ltd.	Road & Rail	18,000	386,440
Oji Holdings Corp.	Paper & Forest Products	60,000	372,139
Okuma Corp.	Machinery	3,000	158,714
Olympus Corp.	Health Care Equipment & Supplies	16,500	618,201
	Electronic Equipment, Instruments &
Omron Corp.	Components	12,000	560,105
Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	27,000	633,043
Open House Co. Ltd.	Real Estate Management & Development	1,500	88,837
Oracle Corp. Japan	Software	1,500	122,557
Orient Corp.	Consumer Finance	34,500	46,409
Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	12,000	1,259,423
ORIX Corp.	Diversified Financial Services	78,000	1,233,747
Osaka Gas Co. Ltd.	Gas Utilities	24,000	496,727
OSG Corp.	Machinery	4,500	92,750
Otsuka Corp.	IT Services	6,000	235,363
Otsuka Holdings Co. Ltd.	Pharmaceuticals	25,500	1,234,885
Paltac Corp.	Distributors	1,500	86,399
Panasonic Corp.	Household Durables	129,000	1,739,372
Park24 Co. Ltd.	Commercial Services & Supplies	6,000	163,319
Penta-Ocean Construction Co. Ltd.	Construction & Engineering	16,500	110,531
[a] PeptiDream Inc.	Biotechnology	4,500	187,288
Persol Holdings Co. Ltd.	Professional Services	10,500	234,239
Pigeon Corp.	Household Products	6,000	291,969
Pilot Corp.	Commercial Services & Supplies	1,500	83,555
Pola Orbis Holdings Inc.	Personal Products	4,500	198,054
Rakuten Inc.	Internet & Direct Marketing Retail	48,000	324,752
Recruit Holdings Co. Ltd.	Professional Services	72,000	1,992,976
Relo Group Inc.	Real Estate Management & Development	6,000	158,389
	Semiconductors & Semiconductor
[a] Renesas Electronics Corp.	Equipment	39,000	382,377
Rengo Co. Ltd.	Containers & Packaging	12,000	105,629
Resona Holdings Inc.	Banks	132,000	706,209
Resorttrust Inc.	Hotels, Restaurants & Leisure	4,500	79,628
	Technology Hardware, Storage &
Ricoh Co. Ltd.	Peripherals	40,500	371,489
Rinnai Corp.	Household Durables	1,500	132,307
	Semiconductors & Semiconductor
Rohm Co. Ltd.	Equipment	4,500	377,827
Rohto Pharmaceutical Co. Ltd.	Pharmaceuticals	6,000	192,570
Ryohin Keikaku Co. Ltd.	Multiline Retail	1,500	528,145
Sankyo Co. Ltd.	Leisure Products	3,000	117,411
Sankyu Inc.	Road & Rail	3,000	157,631

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Sanrio Co. Ltd.	Specialty Retail	3,000	58,123
Santen Pharmaceutical Co. Ltd.	Pharmaceuticals	22,500	392,249
Sanwa Holdings Corp.	Building Products	12,000	127,188
Sapporo Holdings Ltd.	Beverages	4,500	112,779
Sawai Pharmaceutical Co. Ltd.	Pharmaceuticals	1,500	68,253
SBI Holdings Inc.	Capital Markets	13,500	347,845
	Semiconductors & Semiconductor
SCREEN Holdings Co. Ltd.	Equipment	3,000	211,258
SCSK Corp.	IT Services	3,000	139,484
Secom Co. Ltd.	Commercial Services & Supplies	12,000	921,627
Sega Sammy Holdings Inc.	Leisure Products	12,000	205,625
Seibu Holdings Inc.	Industrial Conglomerates	13,500	227,671
	Technology Hardware, Storage &
Seiko Epson Corp.	Peripherals	16,500	286,905
Seino Holdings Co. Ltd.	Road & Rail	9,000	159,581
Sekisui Chemical Co. Ltd.	Household Durables	21,000	357,947
Sekisui House Ltd.	Household Durables	34,500	610,482
Seven & i Holdings Co. Ltd.	Food & Staples Retailing	46,500	2,028,091
Seven Bank Ltd.	Banks	39,000	119,361
SG Holdings Co. Ltd	Air Freight & Logistics	4,500	98,723
Sharp Corp.	Household Durables	9,000	219,383
Shikoku Electric Power Co. Inc.	Electric Utilities	9,000	120,417
Shima Seiki Manufacturing Ltd.	Machinery	1,500	71,638
Shimachu Co. Ltd.	Specialty Retail	3,000	95,337
	Electronic Equipment, Instruments &
Shimadzu Corp.	Components	16,500	499,029
Shimamura Co. Ltd.	Specialty Retail	1,500	132,036
SHIMANO Inc.	Leisure Products	4,500	660,588
Shimizu Corp.	Construction & Engineering	34,500	357,879
Shin-Etsu Chemical Co. Ltd.	Chemicals	24,000	2,139,232
Shinsei Bank Ltd.	Banks	10,500	161,721
Shionogi & Co. Ltd.	Pharmaceuticals	16,500	847,754
Shiseido Co. Ltd.	Personal Products	24,000	1,906,306
Shoei Co. Ltd.	Real Estate Management & Development	19,500	208,265
Showa Denko K.K.	Chemicals	9,000	399,765
Showa Shell Sekiyu K.K.	Oil, Gas & Consumable Fuels	12,000	179,082
Sky Perfect JSAT Holdings Inc.	Media	7,500	35,751
Skylark Holdings Co. Ltd.	Hotels, Restaurants & Leisure	7,500	110,978
SMC Corp.	Machinery	3,000	1,100,438
SoftBank Group Corp.	Wireless Telecommunication Services	51,000	3,671,042
Sohgo Security Services Co. Ltd.	Commercial Services & Supplies	4,500	212,071
Sojitz Corp.	Trading Companies & Distributors	75,000	272,198
Sompo Holdings Inc.	Insurance	21,000	849,366
Sony Corp.	Household Durables	76,500	3,911,849
Sony Financial Holdings Inc.	Insurance	10,500	200,587
Sotetsu Holdings Inc.	Road & Rail	4,500	137,724
Square Enix Holdings Co. Ltd.	Software	4,500	221,008
Stanley Electric Co. Ltd.	Auto Components	9,000	307,137
Start Today Co. Ltd.	Internet & Direct Marketing Retail	10,500	380,603
Subaru Corp.	Automobiles	37,500	1,091,839
Sugi Pharmacy Co. Ltd.	Food & Staples Retailing	3,000	173,611
	Semiconductors & Semiconductor
Sumco Corp.	Equipment	13,500	272,645
Sumitomo Chemical Co. Ltd.	Chemicals	90,000	510,269
Sumitomo Corp.	Trading Companies & Distributors	67,500	1,109,105
Sumitomo Dainippon Pharma Co. Ltd.	Pharmaceuticals	10,500	222,295
Sumitomo Electric Industries Ltd.	Auto Components	45,000	670,338
Sumitomo Forestry Co. Ltd.	Household Durables	7,500	113,551
Sumitomo Heavy Industries Ltd.	Machinery	7,500	253,239
Sumitomo Metal Mining Co. Ltd.	Metals & Mining	15,000	573,918
Sumitomo Mitsui Financial Group Inc.	Banks	81,000	3,148,883
Sumitomo Osaka Cement Co. Ltd.	Construction Materials	15,000	70,284
Sumitomo Realty & Development Co. Ltd.	Real Estate Management & Development	30,000	1,107,480
Sumitomo Rubber Industries Ltd.	Auto Components	12,000	190,674

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Sundrug Co. Ltd.	Food & Staples Retailing	4,500	182,413
Suntory Beverage & Food Ltd.	Beverages	7,500	320,273
Suzuken Co. Ltd.	Health Care Providers & Services	4,500	190,539
Suzuki Motor Corp.	Automobiles	24,000	1,325,617
Sysmex Corp.	Health Care Equipment & Supplies	12,000	1,120,209
T&D Holdings Inc.	Insurance	33,000	495,901
Tadano Ltd.	Machinery	7,500	92,155
Taiheiyo Cement Corp.	Construction Materials	7,500	246,806
Taisei Corp.	Construction & Engineering	12,000	661,942
Taisho Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	3,000	351,284
Taiyo Nippon Sanso Corp.	Chemicals	9,000	129,030
	Electronic Equipment, Instruments &
Taiyo Yuden Co. Ltd.	Components	6,000	167,652
Takara Holdings Inc.	Beverages	12,000	158,606
Takashimaya Co. Ltd.	Multiline Retail	15,000	128,380
Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	45,000	1,900,510
	Electronic Equipment, Instruments &
TDK Corp.	Components	7,500	766,488
Teijin Ltd.	Chemicals	10,500	192,624
Terumo Corp.	Health Care Equipment & Supplies	18,000	1,031,914
The 77 Bank Ltd.	Banks	4,500	98,194
The Bank of Kyoto Ltd.	Banks	4,500	208,414
The Chiba Bank Ltd.	Banks	39,000	275,692
The Chugoku Bank Ltd.	Banks	10,500	106,266
The Dai-ichi Life Holdings Inc.	Insurance	67,500	1,204,171
The Hiroshima Bank Ltd.	Banks	18,000	119,930
The Iyo Bank Ltd.	Banks	16,500	109,042
The Japan Steel Works Ltd.	Machinery	4,500	113,551
The San-In Godo Bank Ltd.	Banks	9,000	80,522
The Shiga Bank Ltd.	Banks	15,000	76,784
The Shizuoka Bank Ltd.	Banks	30,000	271,115
The Suruga Bank Ltd.	Banks	12,000	107,362
THK Co. Ltd.	Machinery	7,500	214,982
TIS Inc.	IT Services	4,500	207,195
Tobu Railway Co. Ltd.	Road & Rail	12,000	367,264
Toda Corp.	Construction & Engineering	15,000	130,547
Toho Co. Ltd.	Media	7,500	251,546
Toho Gas Co. Ltd.	Gas Utilities	4,500	155,803
Tohoku Electric Power Co. Inc.	Electric Utilities	28,500	348,129
Tokai Carbon Co. Ltd.	Chemicals	12,000	215,700
Tokai Rika Co. Ltd.	Auto Components	3,000	56,986
Tokai Tokyo Financial Holdings Inc.	Capital Markets	13,500	86,291
Tokio Marine Holdings Inc.	Insurance	40,500	1,898,763
Tokuyama Corp.	Chemicals	4,500	144,427
Tokyo Broadcasting System Holdings Inc.	Media	1,500	33,693
Tokyo Century Corp.	Diversified Financial Services	3,000	170,090
[a] Tokyo Electric Power Co. Holdings Inc.	Electric Utilities	94,500	440,229
	Semiconductors & Semiconductor
Tokyo Electron Ltd.	Equipment	9,000	1,545,434
Tokyo Gas Co. Ltd.	Gas Utilities	25,500	676,953
Tokyo Tatemono Co. Ltd.	Real Estate Management & Development	12,000	164,781
TOKYU Corp.	Road & Rail	30,000	516,770
Tokyu Fudosan Holdings Corp.	Real Estate Management & Development	30,000	211,800
	Electronic Equipment, Instruments &
Topcon Corp.	Components	6,000	102,921
Toppan Forms Co. Ltd.	Commercial Services & Supplies	3,000	30,362
Toppan Printing Co. Ltd.	Commercial Services & Supplies	30,000	235,092
Toray Industries Inc.	Chemicals	91,500	721,988
[a] Toshiba Corp.	Industrial Conglomerates	360,000	1,082,291
Tosoh Corp.	Chemicals	16,500	255,771
TOTO Ltd.	Building Products	9,000	417,641
Toyo Seikan Group Holdings Ltd.	Containers & Packaging	9,000	158,119
Toyo Suisan Kaisha Ltd.	Food Products	6,000	213,696
Toyo Tire & Rubber Co. Ltd	Auto Components	7,500	109,759

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Toyobo Co. Ltd.	Chemicals	6,000	99,833
Toyoda Gosei Co. Ltd.	Auto Components	4,500	114,120
Toyota Boshoku Corp.	Auto Components	4,500	82,838
Toyota Industries Corp.	Auto Components	9,000	504,582
Toyota Motor Corp.	Automobiles	154,500	10,001,038
Toyota Tsusho Corp.	Trading Companies & Distributors	13,500	452,174
Trend Micro Inc.	Software	7,500	427,933
TS TECH Co. Ltd.	Auto Components	3,000	125,265
Tsumura & Co.	Pharmaceuticals	4,500	145,443
Tsuruha Holdings Inc.	Food & Staples Retailing	1,500	188,101
TV Asahi Holdings Corp.	Media	1,500	32,948
Ube Industries Ltd.	Chemicals	6,000	155,952
	Semiconductors & Semiconductor
Ulvac Inc.	Equipment	3,000	114,838
Unicharm Corp.	Household Products	22,500	677,041
Ushio Inc.	Electrical Equipment	7,500	95,405
USS Co. Ltd.	Specialty Retail	13,500	256,922
Wacoal Corp.	Textiles, Apparel & Luxury Goods	3,000	87,483
Welcia Holdings Co. Ltd.	Food & Staples Retailing	3,000	159,527
West Japan Railway Co.	Road & Rail	10,500	773,909
Yahoo Japan Corp.	Internet Software & Services	79,500	264,127
Yakult Honsha Co. Ltd.	Food Products	7,500	501,061
Yamada Denki Co. Ltd.	Specialty Retail	43,500	216,391
Yamaguchi Financial Group Inc.	Banks	15,000	169,006
Yamaha Corp.	Leisure Products	10,500	546,021
Yamaha Motor Co. Ltd.	Automobiles	16,500	415,014
Yamato Holdings Co. Ltd.	Air Freight & Logistics	21,000	618,824
Yamato Kogyo Co. Ltd.	Metals & Mining	3,000	90,597
Yamazaki Baking Co. Ltd.	Food Products	7,500	196,362
	Electronic Equipment, Instruments &
YASKAWA Electric Corp.	Components	13,500	477,159
	Electronic Equipment, Instruments &
Yokogawa Electric Corp.	Components	15,000	267,052
Yokohama Rubber Co. Ltd.	Auto Components	6,000	124,751
Zenkoku Hosho Co. Ltd.	Diversified Financial Services	3,000	136,234
Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure	6,000	152,377
Zeon Corp.	Chemicals	9,000	106,442
Total Investments (Cost $246,150,505) 99.7%			231,736,803

Other Assets, less Liabilities 0.3%			803,965
Net Assets 100.0%			$232,540,768

[a]Non-income producing.

At June 30, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts
					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
Nikkei 225 Mini	Long	31	$623,834	9/13/18	$7,458
*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2018 (unaudited)

Franklin FTSE Japan Hedged ETF	Industry	Shares	Value
Common Stocks 98.4%
Japan 98.4%
ABC-Mart Inc.	Specialty Retail	300	$16,413
Acom Co. Ltd.	Consumer Finance	4,500	17,307
	Semiconductors & Semiconductor
Advantest Corp.	Equipment	2,100	43,758
AEON Co. Ltd.	Food & Staples Retailing	8,400	179,732
AEON Financial Service Co. Ltd.	Consumer Finance	1,200	25,611
AEON Mall Co. Ltd.	Real Estate Management & Development	1,500	26,949
AGC Inc.	Building Products	2,100	81,808
Aica Kogyo Co. Ltd.	Building Products	600	21,072
[a] Aiful Corp.	Consumer Finance	3,300	10,308
AIN Holdings Inc.	Food & Staples Retailing	300	22,128
Air Water Inc.	Chemicals	1,800	33,054
Aisin Seiki Co. Ltd.	Auto Components	2,100	95,743
Ajinomoto Co. Inc.	Food Products	6,000	113,538
Alfresa Holdings Corp.	Health Care Providers & Services	2,100	49,388
	Electronic Equipment, Instruments &
Alps Electric Co. Ltd.	Components	2,400	61,666
Amada Holdings Co. Ltd.	Machinery	4,200	40,383
ANA Holdings Inc.	Airlines	1,500	55,103
Aoyama Trading Co. Ltd.	Specialty Retail	600	20,042
Aozora Bank Ltd.	Banks	1,500	57,080
[a] Aplus Financial Co. Ltd.	Consumer Finance	1,200	1,224
Ariake Japan Co. Ltd.	Food Products	300	25,838
Asahi Group Holdings Ltd.	Beverages	4,500	230,434
Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies	1,200	45,393
Asahi Kasei Corp.	Chemicals	14,700	186,860
Asics Corp.	Textiles, Apparel & Luxury Goods	2,100	35,510
ASKUL Corp.	Internet & Direct Marketing Retail	300	9,723
Astellas Pharma Inc.	Pharmaceuticals	23,400	356,815
Autobacs Seven Co. Ltd.	Specialty Retail	600	10,639
Awa Bank Ltd.	Banks	3,000	18,472
	Electronic Equipment, Instruments &
Azbil Corp.	Components	900	39,245
Bandai Namco Holdings Inc.	Leisure Products	2,400	99,020
Benesse Holdings Inc.	Diversified Consumer Services	900	31,932
BIC CAMERA Inc.	Specialty Retail	1,800	27,772
Bridgestone Corp.	Auto Components	7,200	281,656
	Technology Hardware, Storage &
Brother Industries Ltd.	Peripherals	3,000	59,261
Calbee Inc.	Food Products	900	33,842
	Technology Hardware, Storage &
CANON Inc.	Peripherals	12,000	393,373
Canon Marketing Japan Inc.	Distributors	600	12,502
Capcom Co. Ltd.	Software	1,200	29,576
Casio Computer Co. Ltd.	Household Durables	2,700	43,925
Central Japan Railway Co.	Road & Rail	2,100	435,300
CHIYODA Corp.	Construction & Engineering	1,800	15,649
Chubu Electric Power Co. Inc.	Electric Utilities	8,100	121,465
Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	2,700	141,624
Chugoku Electric Power Co. Inc.	Electric Utilities	3,600	46,542
Chuo Mitsui Trust Holdings Inc.	Banks	4,500	178,472
Ci:z Holdings Co. Ltd.	Personal Products	300	14,273
	Electronic Equipment, Instruments &
Citizen Watch Co. Ltd.	Components	3,300	21,689
Coca-Cola Bottlers Japan Holdings Inc.	Beverages	1,800	71,909
Colopl Inc.	Software	600	4,063
COMSYS Holdings Corp.	Construction & Engineering	1,200	31,840
Concordia Financial Group Ltd.	Banks	13,500	68,740
Cosmo Energy Holdings Co. Ltd.	Oil, Gas & Consumable Fuels	900	31,607

	Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Cosmos Pharmaceutical Corp.	Food & Staples Retailing	100	20,295
Credit Saison Co. Ltd.	Consumer Finance	1,800	28,341
CyberAgent Inc.	Media	1,200	72,153
Dai Nippon Printing Co. Ltd.	Commercial Services & Supplies	3,600	80,571
Daicel Corp.	Chemicals	3,600	39,847
Daido Steel Co. Ltd.	Metals & Mining	300	13,867
Daifuku Co. Ltd.	Machinery	1,200	52,598
Daiichi Sankyo Co. Ltd.	Pharmaceuticals	7,500	286,891
Daiichikosho Co. Ltd.	Media	600	28,980
Daikin Industries Ltd.	Building Products	3,000	359,410
Daikyo Inc.	Real Estate Management & Development	300	6,568
Daishi Bank Ltd.	Banks	300	11,931
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	800	130,077
Daiwa House Industry Co. Ltd.	Real Estate Management & Development	7,800	265,903
Daiwa Securities Group Inc.	Capital Markets	18,600	108,025
DeNA Co. Ltd.	Internet Software & Services	1,500	28,127
Denka Co. Ltd.	Chemicals	900	30,023
Denso Corp.	Auto Components	5,400	263,845
Dentsu Inc.	Media	2,700	127,974
DIC Corp.	Chemicals	900	28,114
	Semiconductors & Semiconductor
Disco Corp.	Equipment	300	51,217
DMG Mori Co. Ltd.	Machinery	1,200	16,651
Don Quijote Holdings Co. Ltd.	Multiline Retail	1,500	72,044
Dowa Holdings Co. Ltd.	Metals & Mining	600	18,499
East Japan Railway Co.	Road & Rail	4,200	402,501
EBARA Corp.	Machinery	1,200	37,322
Eisai Co. Ltd.	Pharmaceuticals	3,000	211,366
	Independent Power and Renewable
Electric Power Development Co. Ltd.	Electricity Producers	1,800	46,477
Exedy Corp.	Auto Components	300	9,290
Ezaki Glico Co. Ltd.	Food Products	600	28,818
FamilyMart UNY Holdings Co. Ltd.	Food & Staples Retailing	900	94,741
FANUC Corp.	Machinery	2,400	476,793
Fast Retailing Co. Ltd.	Specialty Retail	600	275,773
FP Corp.	Containers & Packaging	300	16,576
Fuji Electric Co. Ltd.	Electrical Equipment	6,000	45,718
Fuji Media Holdings Inc.	Media	600	10,249
Fuji Oil Holdings Inc.	Food Products	600	21,559
	Technology Hardware, Storage &
FUJIFILM Holdings Corp.	Peripherals	4,500	175,750
Fujikura Ltd.	Electrical Equipment	3,300	21,004
Fujitsu General Ltd.	Household Durables	600	9,393
Fujitsu Ltd.	IT Services	24,000	145,562
Fukuoka Financial Group Inc.	Banks	9,000	45,258
Fukuyama Transporting Co. Ltd.	Road & Rail	300	15,330
Furukawa Electric Co. Ltd.	Electrical Equipment	600	20,990
Glory Ltd.	Machinery	600	16,792
GMO Payment Gateway Inc.	IT Services	300	34,614
[a] Gree Inc.	Internet Software & Services	1,200	6,424
GS Yuasa Corp.	Electrical Equipment	3,000	13,678
GungHo Online Entertainment Inc.	Software	4,500	11,457
Gunma Bank Ltd.	Banks	4,800	25,221
H2O Retailing Corp.	Multiline Retail	900	14,374
Hachijuni Bank Ltd.	Banks	5,700	24,392
Hakuhodo DY Holdings Inc.	Media	3,000	48,156
	Electronic Equipment, Instruments &
Hamamatsu Photonics K.K.	Components	1,500	64,461
Hankyu Hanshin Holdings Inc.	Road & Rail	2,700	108,595
Haseko Corp.	Household Durables	3,300	45,613
Heiwa Corp.	Leisure Products	600	14,485
Hikari Tsushin Inc.	Specialty Retail	300	52,733
Hino Motors Ltd.	Machinery	3,300	35,245

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

	Electronic Equipment, Instruments &
Hirose Electric Co. Ltd.	Components	315	39,046
HIS Co. Ltd.	Hotels, Restaurants & Leisure	300	9,046
Hisamitsu Pharmaceutical Co. Inc.	Pharmaceuticals	900	75,972
Hitachi Capital Corp.	Consumer Finance	900	23,271
Hitachi Chemical Co. Ltd.	Chemicals	1,500	30,267
Hitachi Construction Machinery Co. Ltd.	Machinery	1,500	48,752
	Electronic Equipment, Instruments &
Hitachi High-Technologies Corp.	Components	900	36,726
	Electronic Equipment, Instruments &
Hitachi Ltd.	Components	54,000	381,045
Hitachi Metals Ltd.	Metals & Mining	2,400	24,918
Hitachi Transport System Ltd.	Road & Rail	600	15,373
Hokkaido Electric Power Co. Inc.	Electric Utilities	2,100	14,295
Hokugin Financial Group Inc.	Banks	1,500	19,975
[a] Hokuriku Electric Power Co.	Electric Utilities	2,100	21,101
Honda Motor Co. Ltd.	Automobiles	20,700	607,928
	Electronic Equipment, Instruments &
HORIBA Ltd.	Components	300	20,990
Hoshizaki Corp.	Machinery	600	60,723
House Foods Group Inc.	Food Products	900	31,851
Hoya Corp.	Health Care Equipment & Supplies	4,200	238,846
	Electronic Equipment, Instruments &
Ibiden Co. Ltd.	Components	1,500	24,037
Ichigo Inc.	Real Estate Management & Development	2,400	11,267
Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	1,800	64,190
IHI Corp.	Machinery	1,500	52,273
Iida Group Holdings Co. Ltd.	Household Durables	1,800	34,728
INPEX Corp.	Oil, Gas & Consumable Fuels	10,500	108,967
Isetan Mitsukoshi Holdings Ltd.	Multiline Retail	4,200	52,479
Isuzu Motors Ltd.	Automobiles	6,300	83,695
Ito En Ltd.	Beverages	600	27,789
ITOCHU Corp.	Trading Companies & Distributors	16,500	299,045
ITOCHU Techno-Solutions Corp.	IT Services	1,200	20,736
Itoham Yonekyu Holdings Inc.	Food Products	1,500	12,906
Izumi Co. Ltd.	Multiline Retail	600	37,106
J Front Retailing Co. Ltd.	Multiline Retail	3,000	45,691
Jafco Co. Ltd.	Capital Markets	300	12,202
Japan Airlines Co. Ltd.	Airlines	1,500	53,194
Japan Airport Terminal Co. Ltd.	Transportation Infrastructure	600	28,114
	Electronic Equipment, Instruments &
[a] Japan Display Inc.	Components	7,200	9,360
Japan Exchange Group Inc.	Capital Markets	6,300	117,110
Japan Petroleum Exploration Co. Ltd.	Oil, Gas & Consumable Fuels	300	7,836
Japan Post Bank Co. Ltd.	Banks	4,800	55,902
Japan Post Holdings Co. Ltd.	Insurance	15,600	170,837
Japan Post Insurance Co. Ltd.	Insurance	900	18,509
Japan Tobacco Inc.	Tobacco	14,100	393,983
JFE Holdings Inc.	Metals & Mining	6,000	113,538
JGC Corp.	Construction & Engineering	2,700	54,431
JSR Corp.	Chemicals	2,400	40,865
JTEKT Corp.	Machinery	2,700	36,759
JXTG Holdings Inc.	Oil, Gas & Consumable Fuels	36,900	256,583
K's Holdings Corp.	Specialty Retail	2,100	21,822
Kagome Co. Ltd.	Food Products	900	29,901
Kajima Corp.	Construction & Engineering	12,000	92,954
Kakaku.com Inc.	Internet Software & Services	1,800	40,659
Kaken Pharmaceutical Co. Ltd.	Pharmaceuticals	300	15,411
Kamigumi Co. Ltd.	Transportation Infrastructure	1,200	24,950
Kandenko Co. Ltd.	Construction & Engineering	1,200	13,174
Kaneka Corp.	Chemicals	3,000	26,895
Kansai Electric Power Co. Inc.	Electric Utilities	8,700	126,928
Kansai Paint Co. Ltd.	Chemicals	2,400	49,879
KAO Corp.	Personal Products	5,700	434,840

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Kawasaki Heavy Industries Ltd.	Machinery	1,800	53,058
[a] Kawasaki Kisen Kaisha Ltd.	Marine	900	16,633
KDDI Corp.	Wireless Telecommunication Services	20,700	566,440
Keihan Holdings Co. Ltd.	Industrial Conglomerates	1,200	43,064
Keikyu Corp.	Road & Rail	3,000	49,185
Keio Corp.	Road & Rail	1,200	58,069
Keisei Electric Railway Co. Ltd.	Road & Rail	1,500	51,528
Keiyo Bank Ltd.	Banks	3,000	12,865
Kewpie Corp.	Food Products	1,500	37,823
	Electronic Equipment, Instruments &
Keyence Corp.	Components	1,000	564,799
Kikkoman Corp.	Food Products	2,100	105,981
Kinden Corp.	Construction & Engineering	1,500	24,511
Kintetsu Group Holdings Co. Ltd.	Road & Rail	2,100	85,695
Kirin Holdings Co. Ltd.	Beverages	9,600	256,803
Kissei Pharmaceutical Co. Ltd.	Pharmaceuticals	300	8,139
Kobayashi Pharmaceutical Co. Ltd.	Personal Products	600	51,839
Kobe Steel Ltd.	Metals & Mining	3,300	30,210
Koei Tecmo Holdings Co. Ltd.	Software	600	11,798
Koito Manufacturing Co. Ltd.	Auto Components	1,200	79,303
Kokuyo Co. Ltd.	Commercial Services & Supplies	900	15,982
Komatsu Ltd.	Machinery	10,500	300,311
Komeri Co. Ltd.	Specialty Retail	300	7,616
Konami Holdings Corp.	Software	1,200	61,102
	Technology Hardware, Storage &
Konica Minolta Inc.	Peripherals	5,700	52,953
KOSE Corp.	Household Products	300	64,650
Kubota Corp.	Machinery	12,900	202,995
Kuraray Co. Ltd.	Chemicals	4,500	61,996
Kurita Water Industries Ltd.	Machinery	1,200	34,235
Kusuri No Aoki Holdings Co. Ltd.	Food & Staples Retailing	300	19,961
	Electronic Equipment, Instruments &
Kyocera Corp.	Components	3,600	203,035
Kyorin Holdings Inc.	Pharmaceuticals	600	12,459
Kyowa Exeo Corp.	Construction & Engineering	900	23,637
Kyowa Hakko Kirin Co. Ltd.	Pharmaceuticals	3,000	60,479
Kyudenko Corp.	Construction & Engineering	600	28,980
Kyushu Electric Power Co. Inc.	Electric Utilities	5,700	63,605
Kyushu Financial Group Inc.	Banks	4,500	21,735
Kyushu Railway Co.	Road & Rail	2,100	64,271
Lawson Inc.	Food & Staples Retailing	600	37,485
Leopalace21 Corp.	Real Estate Management & Development	2,700	14,796
[a] Line Corp.	Software	600	24,999
LINTEC Corp.	Chemicals	600	17,415
Lion Corp.	Household Products	3,000	54,981
LIXIL Group Corp.	Building Products	3,300	66,021
M3 Inc.	Health Care Technology	2,400	95,662
Mabuchi Motor Co. Ltd.	Electrical Equipment	600	28,547
Maeda Corp.	Construction & Engineering	1,800	20,703
Makita Corp.	Machinery	3,000	134,474
Marubeni Corp.	Trading Companies & Distributors	18,600	141,912
Marui Group Co. Ltd.	Multiline Retail	2,400	50,572
Maruichi Steel Tube Ltd.	Metals & Mining	600	20,340
Matsui Securities Co. Ltd.	Capital Markets	1,200	11,473
Matsumotokiyoshi Holdings Co. Ltd.	Food & Staples Retailing	900	40,423
Mazda Motor Corp.	Automobiles	6,600	81,036
Mebuki Financial Group Inc.	Banks	12,000	40,302
Medipal Holdings Corp.	Health Care Providers & Services	1,800	36,206
Megmilk Snow Brand Co. Ltd.	Food Products	600	16,007
Meiji Holdings Co. Ltd.	Food Products	1,500	126,484
Minebea Mitsumi Inc.	Machinery	5,100	86,285
Miraca Holdings Inc.	Health Care Providers & Services	600	17,876
MISUMI Group Inc.	Machinery	3,300	96,231
Mitsubishi Chemical Holdings Corp.	Chemicals	15,300	128,102

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Mitsubishi Corp.	Trading Companies & Distributors	15,000	416,828
Mitsubishi Electric Corp.	Electrical Equipment	23,100	307,506
Mitsubishi Estate Co. Ltd.	Real Estate Management & Development	13,800	241,327
Mitsubishi Gas Chemical Co. Inc.	Chemicals	2,400	54,385
Mitsubishi Heavy Industries Ltd.	Machinery	3,600	131,013
Mitsubishi Logistics Corp.	Transportation Infrastructure	900	19,444
Mitsubishi Materials Corp.	Metals & Mining	1,500	41,236
Mitsubishi Motors Corp.	Automobiles	7,200	57,397
Mitsubishi Shokuhin Co. Ltd.	Food & Staples Retailing	300	8,006
Mitsubishi Tanabe Pharma Corp.	Pharmaceuticals	2,700	46,656
Mitsubishi UFJ Financial Group Inc.	Banks	148,800	847,810
Mitsubishi UFJ Lease & Finance Co. Ltd.	Diversified Financial Services	5,100	31,356
Mitsui & Co. Ltd.	Trading Companies & Distributors	19,500	325,249
Mitsui Chemicals Inc.	Chemicals	2,100	55,929
[a] Mitsui E&S Holdings Co. Ltd.	Machinery	900	11,806
Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	10,800	260,725
Mitsui Mining and Smelting Co. Ltd.	Metals & Mining	600	25,541
Mitsui O.S.K. Lines Ltd.	Marine	1,200	28,904
Miura Co. Ltd.	Machinery	1,200	29,175
Mizuho Financial Group Inc.	Banks	294,000	495,021
Monotaro Co. Ltd.	Trading Companies & Distributors	900	39,814
Morinaga & Co. Ltd.	Food Products	600	28,764
Morinaga Milk Industry Co. Ltd.	Food Products	600	22,426
MS&AD Insurance Group Holdings Inc.	Insurance	6,000	186,557
	Electronic Equipment, Instruments &
Murata Manufacturing Co. Ltd.	Components	2,100	353,018
Nabtesco Corp.	Machinery	1,500	46,179
Nagase & Co. Ltd.	Trading Companies & Distributors	1,200	18,764
Nagoya Railroad Co. Ltd.	Road & Rail	2,100	54,223
Nankai Electric Railway Co. Ltd.	Road & Rail	1,200	33,314
	Technology Hardware, Storage &
NEC Corp.	Peripherals	3,000	82,336
[a] Nexon Co. Ltd.	Software	5,100	74,084
NGK Insulators Ltd.	Machinery	3,600	64,125
NGK Spark Plug Co. Ltd.	Auto Components	2,400	68,469
NH Foods Ltd.	Food Products	1,200	48,481
NHK Spring Co. Ltd.	Auto Components	1,800	16,966
Nichirei Corp.	Food Products	1,200	30,530
Nidec Corp.	Electrical Equipment	2,700	405,250
Nifco Inc.	Auto Components	1,200	37,160
Nihon Kohden Corp.	Health Care Equipment & Supplies	900	25,067
Nihon M&A Center Inc.	Professional Services	1,500	43,538
Nikon Corp.	Household Durables	4,200	66,850
Nintendo Co. Ltd.	Software	1,200	392,182
Nippo Corp.	Construction & Engineering	600	10,942
	Electronic Equipment, Instruments &
Nippon Electric Glass Co. Ltd.	Components	900	25,026
Nippon Express Co. Ltd.	Road & Rail	900	65,328
Nippon Kayaku Co. Ltd.	Chemicals	2,100	23,490
Nippon Paint Holdings Co. Ltd.	Chemicals	1,800	77,515
Nippon Paper Industries Co. Ltd.	Paper & Forest Products	1,200	19,154
Nippon Shinyaku Co. Ltd.	Pharmaceuticals	600	37,268
Nippon Shobukai Co. Ltd.	Chemicals	300	21,695
Nippon Steel & Sumitomo Metal Corp.	Metals & Mining	9,300	182,658
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	7,800	354,632
Nippon Television Holdings Inc.	Media	600	10,124
Nippon Yusen KK	Marine	1,800	35,735
Nipro Corp.	Health Care Equipment & Supplies	1,500	17,334
Nishi-Nippon Financial Holdings Inc.	Banks	1,800	21,045
Nishi-Nippon Railroad Co. Ltd.	Road & Rail	900	24,498
Nissan Chemical Industries Ltd.	Chemicals	1,800	84,016
Nissan Motor Co. Ltd.	Automobiles	22,500	218,977
Nissan Shatai Co. Ltd.	Automobiles	600	5,466
Nisshin Seifun Group Inc.	Food Products	3,000	63,513

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Nisshin Steel Co. Ltd.	Metals & Mining	600	8,282
Nisshinbo Holdings Inc.	Industrial Conglomerates	1,800	19,338
Nissin Foods Holdings Co. Ltd.	Food Products	900	65,084
Nitori Co. Ltd.	Specialty Retail	900	140,405
Nitto Denko Corp.	Chemicals	1,800	136,229
NOF Corp.	Chemicals	900	29,089
NOK Corp.	Auto Components	1,200	23,228
Nomura Holdings Inc.	Capital Markets	40,500	196,787
Nomura Real Estate Holdings Inc.	Real Estate Management & Development	1,500	33,287
Nomura Research Institute Ltd.	IT Services	1,200	58,177
North Pacific Bank Ltd.	Banks	3,300	11,053
NS Solutions Corp.	IT Services	300	7,565
NSK Ltd.	Machinery	5,700	58,819
NTN Corp.	Machinery	4,800	19,674
NTT Data Corp.	IT Services	7,800	89,855
NTT DoCoMo Inc.	Wireless Telecommunication Services	14,700	374,584
NTT Urban Development Corp.	Real Estate Management & Development	1,200	12,892
Obayashi Corp.	Construction & Engineering	7,800	81,194
OBIC Co. Ltd.	IT Services	900	74,509
Odakyu Electric Railway Co. Ltd.	Road & Rail	3,600	77,288
Oji Holdings Corp.	Paper & Forest Products	9,000	55,821
Okuma Corp.	Machinery	300	15,871
Olympus Corp.	Health Care Equipment & Supplies	3,300	123,640
	Electronic Equipment, Instruments &
Omron Corp.	Components	2,400	112,021
Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	5,100	119,575
Open House Co. Ltd.	Real Estate Management & Development	300	17,767
Oracle Corp. Japan	Software	300	24,511
Orient Corp.	Consumer Finance	6,900	9,282
Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	2,100	220,399
ORIX Corp.	Diversified Financial Services	15,000	237,259
Osaka Gas Co. Ltd.	Gas Utilities	4,500	93,136
OSG Corp.	Machinery	900	18,550
Otsuka Corp.	IT Services	1,200	47,073
Otsuka Holdings Co. Ltd.	Pharmaceuticals	4,800	232,449
Paltac Corp.	Distributors	300	17,280
Panasonic Corp.	Household Durables	24,900	335,739
Park24 Co. Ltd.	Commercial Services & Supplies	1,200	32,664
Penta-Ocean Construction Co. Ltd.	Construction & Engineering	3,300	22,106
[a] PeptiDream Inc.	Biotechnology	900	37,458
Persol Holdings Co. Ltd.	Professional Services	2,100	46,848
Pigeon Corp.	Household Products	1,200	58,394
Pilot Corp.	Commercial Services & Supplies	300	16,711
Pola Orbis Holdings Inc.	Personal Products	900	39,611
Rakuten Inc.	Internet & Direct Marketing Retail	9,000	60,891
Recruit Holdings Co. Ltd.	Professional Services	14,100	390,291
Relo Group Inc.	Real Estate Management & Development	1,200	31,678
	Semiconductors & Semiconductor
[a] Renesas Electronics Corp.	Equipment	8,100	79,417
Rengo Co. Ltd.	Containers & Packaging	2,400	21,126
Resona Holdings Inc.	Banks	25,200	134,822
Resorttrust Inc.	Hotels, Restaurants & Leisure	900	15,926
	Technology Hardware, Storage &
Ricoh Co. Ltd.	Peripherals	8,400	77,050
Rinnai Corp.	Household Durables	300	26,461
	Semiconductors & Semiconductor
Rohm Co. Ltd.	Equipment	900	75,565
Rohto Pharmaceutical Co. Ltd.	Pharmaceuticals	1,200	38,514
Ryohin Keikaku Co. Ltd.	Multiline Retail	300	105,629
Sankyo Co. Ltd.	Leisure Products	600	23,482
Sankyu Inc.	Road & Rail	600	31,526
Sanrio Co. Ltd.	Specialty Retail	600	11,625
Santen Pharmaceutical Co. Ltd.	Pharmaceuticals	4,200	73,220
Sanwa Holdings Corp.	Building Products	2,400	25,438

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Sapporo Holdings Ltd.	Beverages	900	22,556
Sawai Pharmaceutical Co. Ltd.	Pharmaceuticals	600	27,301
SBI Holdings Inc.	Capital Markets	2,400	61,839
	Semiconductors & Semiconductor
SCREEN Holdings Co. Ltd.	Equipment	600	42,252
SCSK Corp.	IT Services	600	27,897
Secom Co. Ltd.	Commercial Services & Supplies	2,400	184,325
Sega Sammy Holdings Inc.	Leisure Products	2,400	41,125
Seibu Holdings Inc.	Industrial Conglomerates	2,700	45,534
	Technology Hardware, Storage &
Seiko Epson Corp.	Peripherals	3,300	57,381
Seino Holdings Co. Ltd.	Road & Rail	1,800	31,916
Sekisui Chemical Co. Ltd.	Household Durables	4,500	76,703
Sekisui House Ltd.	Household Durables	6,600	116,788
Seven & i Holdings Co. Ltd.	Food & Staples Retailing	9,000	392,534
Seven Bank Ltd.	Banks	7,800	23,872
SG Holdings Co. Ltd.	Air Freight & Logistics	1,200	26,326
Sharp Corp.	Household Durables	1,800	43,877
Shikoku Electric Power Co. Inc.	Electric Utilities	1,800	24,083
Shima Seiki Manufacturing Ltd.	Machinery	300	14,328
Shimachu Co. Ltd.	Specialty Retail	600	19,067
	Electronic Equipment, Instruments &
Shimadzu Corp.	Components	3,300	99,806
Shimamura Co. Ltd.	Specialty Retail	300	26,407
SHIMANO Inc.	Leisure Products	900	132,118
Shimizu Corp.	Construction & Engineering	6,600	68,464
Shin-Etsu Chemical Co. Ltd.	Chemicals	4,800	427,846
Shinsei Bank Ltd.	Banks	1,800	27,724
Shionogi & Co. Ltd.	Pharmaceuticals	3,300	169,551
Shiseido Co. Ltd.	Personal Products	4,500	357,432
Shochiku Co. Ltd.	Media	100	14,472
Shoei Co. Ltd.	Real Estate Management & Development	4,200	44,857
Showa Denko K.K.	Chemicals	1,800	79,953
Showa Shell Sekiyu K.K.	Oil, Gas & Consumable Fuels	2,100	31,339
Sky Perfect JSAT Holdings Inc.	Media	1,500	7,150
Skylark Holdings Co. Ltd.	Hotels, Restaurants & Leisure	2,400	35,513
SMC Corp.	Machinery	600	220,088
SoftBank Group Corp.	Wireless Telecommunication Services	9,900	712,614
Sohgo Security Services Co. Ltd.	Commercial Services & Supplies	900	42,414
Sojitz Corp.	Trading Companies & Distributors	14,700	53,351
Sompo Holdings Inc.	Insurance	4,200	169,873
Sony Corp.	Household Durables	14,700	751,689
Sony Financial Holdings Inc.	Insurance	2,400	45,848
Sotetsu Holdings Inc.	Road & Rail	900	27,545
Square Enix Holdings Co. Ltd.	Software	900	44,202
Stanley Electric Co. Ltd.	Auto Components	1,800	61,427
Start Today Co. Ltd.	Internet & Direct Marketing Retail	2,100	76,121
Subaru Corp.	Automobiles	7,200	209,633
Sugi Pharmacy Co. Ltd.	Food & Staples Retailing	300	17,361
	Semiconductors & Semiconductor
Sumco Corp.	Equipment	3,000	60,588
Sumitomo Chemical Co. Ltd.	Chemicals	18,000	102,054
Sumitomo Corp.	Trading Companies & Distributors	13,500	221,821
Sumitomo Dainippon Pharma Co. Ltd.	Pharmaceuticals	2,100	44,459
Sumitomo Electric Industries Ltd.	Auto Components	8,700	129,599
Sumitomo Forestry Co. Ltd.	Household Durables	1,800	27,252
Sumitomo Heavy Industries Ltd.	Machinery	1,200	40,518
Sumitomo Metal Mining Co. Ltd.	Metals & Mining	2,700	103,305
Sumitomo Mitsui Financial Group Inc.	Banks	15,600	606,451
Sumitomo Osaka Cement Co. Ltd.	Construction Materials	3,000	14,057
Sumitomo Realty & Development Co. Ltd.	Real Estate Management & Development	6,000	221,496
Sumitomo Rubber Industries Ltd.	Auto Components	2,100	33,368
Sundrug Co. Ltd.	Food & Staples Retailing	900	36,483
Suntory Beverage & Food Ltd.	Beverages	1,500	64,055

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Suzuken Co. Ltd.	Health Care Providers & Services	900	38,108
Suzuki Motor Corp.	Automobiles	4,800	265,123
Sysmex Corp.	Health Care Equipment & Supplies	2,100	196,037
T&D Holdings Inc.	Insurance	6,600	99,180
Tadano Ltd.	Machinery	1,500	18,431
Taiheiyo Cement Corp.	Construction Materials	1,500	49,361
Taisei Corp.	Construction & Engineering	2,400	132,388
Taisho Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	600	70,257
Taiyo Nippon Sanso Corp.	Chemicals	1,800	25,806
	Electronic Equipment, Instruments &
Taiyo Yuden Co. Ltd.	Components	1,500	41,913
Takara Holdings Inc.	Beverages	2,100	27,756
Takashimaya Co. Ltd.	Multiline Retail	3,000	25,676
Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	9,000	380,102
	Electronic Equipment, Instruments &
TDK Corp.	Components	1,500	153,298
Teijin Ltd.	Chemicals	2,100	38,525
Terumo Corp.	Health Care Equipment & Supplies	3,600	206,383
The 77 Bank Ltd.	Banks	900	19,639
The Bank of Kyoto Ltd.	Banks	900	41,683
The Chiba Bank Ltd.	Banks	7,500	53,018
The Chugoku Bank Ltd.	Banks	2,100	21,253
The Dai-ichi Life Holdings Inc.	Insurance	12,900	230,130
The Hiroshima Bank Ltd.	Banks	3,300	21,987
The Iyo Bank Ltd.	Banks	3,300	21,808
The Japan Steel Works Ltd.	Machinery	900	22,710
The San-In Godo Bank Ltd.	Banks	1,800	16,104
The Shiga Bank Ltd.	Banks	3,000	15,357
The Shizuoka Bank Ltd.	Banks	6,000	54,223
The Suruga Bank Ltd.	Banks	2,100	18,788
THK Co. Ltd.	Machinery	1,500	42,996
TIS Inc.	IT Services	900	41,439
Tobu Railway Co. Ltd.	Road & Rail	2,400	73,453
Toda Corp.	Construction & Engineering	3,000	26,109
Toho Co. Ltd.	Media	1,200	40,247
Toho Gas Co. Ltd.	Gas Utilities	900	31,161
Tohoku Electric Power Co. Inc.	Electric Utilities	5,400	65,961
Tokai Carbon Co. Ltd.	Chemicals	2,400	43,140
Tokai Rika Co. Ltd.	Auto Components	600	11,397
Tokai Tokyo Financial Holdings Inc.	Capital Markets	2,700	17,258
Tokio Marine Holdings Inc.	Insurance	7,800	365,688
Tokuyama Corp.	Chemicals	900	28,885
Tokyo Broadcasting System Holdings Inc.	Media	300	6,739
Tokyo Century Corp.	Diversified Financial Services	600	34,018
[a] Tokyo Electric Power Co. Holdings Inc.	Electric Utilities	18,300	85,251
	Semiconductors & Semiconductor
Tokyo Electron Ltd.	Equipment	1,800	309,087
Tokyo Gas Co. Ltd.	Gas Utilities	5,100	135,391
Tokyo Tatemono Co. Ltd.	Real Estate Management & Development	2,400	32,956
TOKYU Corp.	Road & Rail	6,000	103,354
Tokyu Fudosan Holdings Corp.	Real Estate Management & Development	6,000	42,360
	Electronic Equipment, Instruments &
Topcon Corp.	Components	1,500	25,730
Toppan Forms Co. Ltd.	Commercial Services & Supplies	600	6,072
Toppan Printing Co. Ltd.	Commercial Services & Supplies	6,000	47,018
Toray Industries Inc.	Chemicals	17,700	139,663
[a] Toshiba Corp.	Industrial Conglomerates	69,000	207,439
Tosoh Corp.	Chemicals	3,300	51,154
TOTO Ltd.	Building Products	1,800	83,528
Toyo Seikan Group Holdings Ltd.	Containers & Packaging	1,800	31,624
Toyo Suisan Kaisha Ltd.	Food Products	1,200	42,739
Toyo Tire & Rubber Co. Ltd	Auto Components	1,200	17,562
Toyobo Co. Ltd.	Chemicals	1,200	19,967
Toyoda Gosei Co. Ltd.	Auto Components	900	22,824

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Toyota Boshoku Corp.	Auto Components	600	11,045
Toyota Industries Corp.	Auto Components	1,800	100,916
Toyota Motor Corp.	Automobiles	30,000	1,941,949
Toyota Tsusho Corp.	Trading Companies & Distributors	2,700	90,435
Trend Micro Inc.	Software	1,200	68,469
TS TECH Co. Ltd.	Auto Components	600	25,053
Tsumura & Co.	Pharmaceuticals	900	29,089
Tsuruha Holdings Inc.	Food & Staples Retailing	300	37,620
TV Asahi Holdings Corp.	Media	300	6,590
Ube Industries Ltd.	Chemicals	1,200	31,190
	Semiconductors & Semiconductor
Ulvac Inc.	Equipment	600	22,968
Unicharm Corp.	Household Products	4,500	135,408
Ushio Inc.	Electrical Equipment	1,500	19,081
USS Co. Ltd.	Specialty Retail	2,400	45,675
Wacoal Corp.	Textiles, Apparel & Luxury Goods	600	17,497
Welcia Holdings Co. Ltd.	Food & Staples Retailing	600	31,905
West Japan Railway Co.	Road & Rail	2,100	154,782
Yahoo Japan Corp.	Internet Software & Services	15,900	52,825
Yakult Honsha Co. Ltd.	Food Products	1,500	100,212
Yamada Denki Co. Ltd.	Specialty Retail	8,700	43,278
Yamaguchi Financial Group Inc.	Banks	3,000	33,801
Yamaha Corp.	Leisure Products	1,800	93,604
Yamaha Motor Co. Ltd.	Automobiles	3,300	83,003
Yamato Holdings Co. Ltd.	Air Freight & Logistics	4,200	123,765
Yamato Kogyo Co. Ltd.	Metals & Mining	300	9,060
Yamazaki Baking Co. Ltd.	Food Products	1,500	39,272
	Electronic Equipment, Instruments &
YASKAWA Electric Corp.	Components	3,300	116,639
	Electronic Equipment, Instruments &
Yokogawa Electric Corp.	Components	3,000	53,410
Yokohama Rubber Co. Ltd.	Auto Components	1,200	24,950
Zenkoku Hosho Co. Ltd.	Diversified Financial Services	600	27,247
Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure	900	22,857
Zeon Corp.	Chemicals	1,800	21,288
Total Investments (Cost $46,742,807) 98.4%			45,151,813

Other Assets, less Liabilities 1.6%			738,286
Net Assets 100.0%			$45,890,099

[a]Non-income producing.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

At June 30, 2018 the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Japanese Yen	BOFA	Buy	4,513,846,552	$40,750,346	7/03/18	$1,214	$—
Japanese Yen	BOFA	Sell	4,513,846,552	41,623,909	7/03/18	872,349	—
Japanese Yen	MSCO	Buy	501,538,506	4,527,725	7/03/18	227	—
Japanese Yen	MSCO	Sell	501,538,506	4,625,904	7/03/18	97,953	—
Japanese Yen	BOFA	Sell	4,587,536,528	41,489,397	8/02/18	—	(9,918)
Japanese Yen	MSCO	Sell	509,726,281	4,610,715	8/02/18	—	(320)
Total Forward Exchange Contracts						$971,743	$(10,238)
Net unrealized appreciation (depreciation)							$961,505
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At June 30, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts
Value/Unrealized
			Number of	Notional	Expiration	Appreciation
Description		Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
Nikkei 225 Mini		Long	22	$442,721	9/13/18	$5,293
*As of period end.

Abbreviations

Couterparty

BOFA	- Bank of America Corp.
MSCO	- Morgan Stanley

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2018 (unaudited)

Franklin FTSE Mexico ETF	Industry	Shares	Value
Common Stocks 99.5%
Mexico 99.5%
Alfa SAB de CV	Industrial Conglomerates	74,544	$87,606
Alpek SAB de CV	Chemicals	9,324	14,018
Alsea de Mexico SAB de CV	Hotels, Restaurants & Leisure	12,849	44,713
America Movil SAB de CV, L	Wireless Telecommunication Services	568,275	479,062
Arca Continental SAB de CV	Beverages	9,534	59,302
Banco del Bajio SA	Banks	16,977	35,706
Banco Santander (Mexico), SA, Institucion de Banca Multiple, Grupo
Financiero Santander, B	Banks	41,721	56,949
Becle SA de CV	Beverages	13,419	19,614
[a] Cemex SAB de CV	Construction Materials	249,567	165,822
Coca-Cola Femsa SA de CV, L	Beverages	12,636	72,297
	Equity Real Estate Investment Trusts
Concentradora Fibra Danhos SA de CV	(REITs)	5,454	8,188
El Puerto de Liverpool SAB de CV	Multiline Retail	4,857	31,491
	Equity Real Estate Investment Trusts
Fibra Uno Administracion SA de CV	(REITs)	71,316	104,639
Fomento Economico Mexicano SAB de CV	Beverages	43,746	389,370
[b] GMexico Transportes SAB de CV, 144A	Road & Rail	10,542	15,548
Gruma SAB de CV	Food Products	5,103	63,061
Grupo Aeroportuario del Centro Norte SAB de CV	Transportation Infrastructure	7,893	41,590
Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure	8,661	81,028
Grupo Aeroportuario del Sureste SAB de CV, B	Transportation Infrastructure	4,980	79,902
Grupo Bimbo SAB de CV, A	Food Products	56,100	110,426
Grupo Carso SAB de CV	Industrial Conglomerates	11,724	39,993
Grupo Comercial Chedraui SA de CV	Food & Staples Retailing	7,323	17,168
Grupo Elektra SAB de CV	Banks	1,587	43,742
Grupo Financiero Banorte SAB de CV	Banks	58,221	346,765
Grupo Financiero Inbursa SAB de CV	Banks	55,212	78,089
Grupo Lala SAB de CV	Food Products	14,205	14,801
Grupo Mexico SAB de CV, B	Metals & Mining	76,269	218,807
[a] Grupo Simec SA de CV, B	Metals & Mining	1,941	6,117
Grupo Televisa SA	Media	38,916	149,243
Industrias Bachoco SAB de CV, B	Food Products	3,900	18,984
[a] Industrias CH SA, B	Metals & Mining	3,372	14,170
Industrias Penoles SA	Metals & Mining	3,051	55,265
Infraestructura Energetica Nova SAB de CV	Gas Utilities	12,666	57,119
Kimberly-Clark de Mexico SAB de CV, A	Household Products	20,493	34,979
Megacable Holdings SAB de CV	Media	7,371	30,687
Mexichem SAB de CV	Chemicals	25,359	74,094
Nemak SAB de CV	Auto Components	14,655	10,147
[a] Organizacion Soriana SAB de CV, B	Food & Staples Retailing	5,979	10,960
Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure	5,247	47,367
Regional SAB de CV	Banks	5,586	30,306
[a] Telesites SAB de CV	Diversified Telecommunication Services	31,653	23,205
Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing	108,723	289,622
Total Investments (Cost $3,669,659) 99.5%			3,571,962

Other Assets, less Liabilities 0.5%			16,708
Net Assets 100.0%			$3,588,670

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the
Trust's Board of Trustees. At June 30, 2018, the value of this security was $15,548, representing 0.4% of net assets.

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Abbreviations

Selected Portfolio

REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2018 (unaudited)

Franklin FTSE Russia ETF	Industry	Shares	Value
Common Stocks 93.9%
Russia 93.9%
Aeroflot - Russian Airlines PJSC	Airlines	35,619	$79,415
Alrosa PJSC	Metals & Mining	124,275	198,198
Federal Grid Co. Unified Energy System PJSC	Electric Utilities	16,928,772	50,622
Federal Hydrogenerating Co.	Electric Utilities	7,237,434	77,981
Gazprom PJSC	Oil, Gas & Consumable Fuels	320,304	720,323
Inter RAO UES PJSC	Electric Utilities	1,977,450	129,302
[a] LSR Group PJSC, GDR, Reg S	Real Estate Management & Development	14,253	38,483
LUKOIL PJSC	Oil, Gas & Consumable Fuels	13,866	961,957
Magnit PJSC	Food & Staples Retailing	2,634	193,236
Magnitogorsk Iron & Steel Works	Metals & Mining	115,170	78,155
[b] Mechel	Metals & Mining	13,560	21,204
MegaFon PJSC	Wireless Telecommunication Services	8,790	70,654
MMC Norilsk Nickel PJSC	Metals & Mining	1,293	235,061
Mobile TeleSystems PJSC	Wireless Telecommunication Services	41,793	185,362
Moscow Exchange MICEX	Capital Markets	93,420	161,773
Mosenergo PAO	Electric Utilities	518,310	19,359
NLMK PJSC	Metals & Mining	56,901	137,791
NovaTek PJSC	Oil, Gas & Consumable Fuels	22,836	310,586
Novorossiysk Commercial Sea Port PJSC	Transportation Infrastructure	185,292	19,208
OAO TMK	Energy Equipment & Services	20,190	24,520
[a] PhosAgro PJSC, GDR, Reg S	Chemicals	6,606	84,887
[a] Polyus PJSC, GDR, Reg S	Metals & Mining	2,865	94,115
Rosneft PJSC	Oil, Gas & Consumable Fuels	36,201	228,715
ROSSETI PJSC	Electric Utilities	1,891,653	23,863
Rostelecom PJSC	Diversified Telecommunication Services	55,125	64,372
[b] RussNeft PJSC	Oil, Gas & Consumable Fuels	2,907	27,585
Safmar Financial Investment	Consumer Finance	2,184	25,009
Sberbank of Russia PJSC	Banks	304,149	1,057,446
Severstal PJSC	Metals & Mining	10,701	158,734
Sistema PJSFC	Wireless Telecommunication Services	183,840	25,830
Surgutneftegas OAO	Oil, Gas & Consumable Fuels	222,438	101,033
Tatneft PAO	Oil, Gas & Consumable Fuels	47,370	510,662
	Independent Power and Renewable
Unipro PJSC	Electricity Producers	670,956	31,107
[b] Uralkali	Chemicals	17,244	28,615
VTB Bank PJSC	Banks	249,276,093	190,866
Total Common Stocks (Cost $6,411,348)			6,366,029
Preferred Stocks 5.6%
Russia 5.6%
[c] Bashneft PJSC, 8.665%, pfd.	Oil, Gas & Consumable Fuels	1,251	34,147
[c] Mechel, 7.826%, pfd.	Metals & Mining	5,424	11,362
[c] Surgutneftegas OAO, 1.897%, pfd.	Oil, Gas & Consumable Fuels	239,412	120,751
[c] Tatneft PJSC, 11.946%, pfd., 3	Oil, Gas & Consumable Fuels	4,695	34,825
[c] Transneft PJSC, 4.911%, pfd.	Oil, Gas & Consumable Fuels	68	180,459
Total Preferred Stocks (Cost $390,495)			381,544
Total Investments (Cost $6,801,843) 99.5%			6,747,573

Other Assets, less Liabilities 0.5%			35,658
Net Assets 100.0%			$6,783,231

aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At June 30,
2018, the aggregate value of these securities was $217,485, representing 3.2% of net assets.
bNon-income producing.
cVariable rate security. The rate shown represents the yield at period end.

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Abbreviations

Selected Portfolio

GDR	-	Global Depositary Receipt

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2018 (unaudited)

Franklin FTSE South Korea ETF	Industry	Shares	Value
Common Stocks 95.7%
South Korea 95.7%
Amorepacific Corp.	Personal Products	1,150	$332,773
AmorePacific Group	Personal Products	1,040	115,245
BGF Co. Ltd.	Industrial Conglomerates	980	9,497
BGF Retail Co. Ltd.	Food & Staples Retailing	230	40,242
BNK Financial Group Inc.	Banks	10,630	89,179
[a] Celltrion Healthcare Co. Ltd.	Health Care Providers & Services	1,690	168,166
[a] Celltrion Inc.	Biotechnology	2,840	773,387
Cheil Worldwide Inc.	Media	2,540	47,062
CJ CheilJedang Corp.	Food Products	280	88,560
CJ Corp.	Industrial Conglomerates	460	58,609
[a] CJ Logistics Corp.	Road & Rail	270	40,700
Coway Co. Ltd.	Household Durables	1,910	148,413
Daelim Industrial Co. Ltd.	Construction & Engineering	990	67,954
[a] Daewoo Engineering & Construction Co. Ltd.	Construction & Engineering	6,440	33,919
DB Insurance Co. Ltd.	Insurance	1,710	90,525
DGB Financial Group Inc.	Banks	5,580	51,319
Dongsuh Cos. Inc.	Food & Staples Retailing	1,110	26,044
Doosan Corp.	Industrial Conglomerates	210	19,596
[a] Doosan Heavy Industries & Construction Co. Ltd.	Electrical Equipment	2,280	32,016
[a] Doosan Infracore Co. Ltd.	Machinery	4,850	41,951
E-MART Inc.	Food & Staples Retailing	730	166,698
GS Engineering & Construction Corp.	Construction & Engineering	1,610	66,451
GS Holdings Corp.	Oil, Gas & Consumable Fuels	1,850	90,301
GSretail Co. Ltd.	Food & Staples Retailing	970	38,252
Hana Financial Group Inc.	Banks	10,780	414,467
Hankook Tire Co. Ltd.	Auto Components	2,700	101,992
Hanmi Pharm Co. Ltd.	Pharmaceuticals	250	94,437
Hanmi Science Co. Ltd.	Pharmaceuticals	480	27,822
Hanon Systems	Auto Components	5,850	55,639
Hanssem Co. Ltd.	Household Durables	360	33,917
[a] Hanwha Aerospace Co. Ltd.	Aerospace & Defense	1,300	27,353
Hanwha Chemical Corp.	Chemicals	2,960	58,031
Hanwha Corp.	Industrial Conglomerates	1,540	43,595
Hanwha Life Insurance Co. Ltd.	Insurance	10,000	47,555
HDC Holdings Co. Ltd.	Construction & Engineering	880	22,582
[a] HDC Hyundai Development Co-Engineering & Construction	Construction & Engineering	1,230	59,486
Hite Jinro Co. Ltd.	Beverages	1,110	19,571
Hotel Shilla Co. Ltd.	Specialty Retail	1,120	124,109
[b] Hyosung Corp.	Chemicals	860	103,401
[a] Hyundai Construction Equipment Co. Ltd.	Machinery	230	29,098
Hyundai Department Store Co. Ltd.	Multiline Retail	570	59,071
[a] Hyundai Electric & Energy Systems Co. Ltd.	Electrical Equipment	230	14,446
Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	2,640	136,205
Hyundai Glovis Co. Ltd.	Air Freight & Logistics	670	69,435
[a] Hyundai Heavy Industries Co. Ltd.	Machinery	1,540	140,942
[a] Hyundai Heavy Industries Holdings Co. Ltd.	Machinery	380	120,529
Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	2,200	66,523
[a] Hyundai Mipo Dockyard Co. Ltd.	Machinery	370	28,485
Hyundai Mobis Co. Ltd.	Auto Components	2,370	450,821
Hyundai Motor Co.	Automobiles	5,220	587,806
Hyundai Steel Co.	Metals & Mining	2,730	128,845
Hyundai Wia Corp.	Auto Components	590	21,572
Industrial Bank of Korea	Banks	9,620	132,928
Kakao Corp.	Internet Software & Services	1,690	173,625
Kangwon Land Inc.	Hotels, Restaurants & Leisure	3,830	89,865
KB Financial Group Inc.	Banks	14,360	680,312
KCC Corp.	Building Products	200	58,860
KEPCO Plant Service and Engineering Co. Ltd.	Commercial Services & Supplies	770	24,630
Kia Motors Corp.	Automobiles	9,380	259,644

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

[a] Korea Aerospace Industries Ltd.	Aerospace & Defense	2,360	87,243
Korea Electric Power Corp.	Electric Utilities	9,270	266,164
[a] Korea Gas Corp.	Gas Utilities	960	55,300
Korea Investment Holdings Co. Ltd.	Capital Markets	1,390	104,889
Korea Zinc Co. Ltd.	Metals & Mining	360	124,684
Korean Air Lines Co. Ltd.	Airlines	1,740	44,105
KT&G Corp.	Tobacco	4,010	384,989
Kumho Petrochemical Co. Ltd.	Chemicals	650	67,945
LG Chem Ltd.	Chemicals	1,660	496,734
LG Corp.	Industrial Conglomerates	3,260	210,898
	Electronic Equipment, Instruments &
LG Display Co. Ltd.	Components	8,110	133,166
LG Electronics Inc.	Household Durables	3,920	291,934
Lg Hausys Ltd.	Building Products	230	14,322
LG Household & Health Care Ltd.	Personal Products	320	400,825
LG Uplus Corp.	Diversified Telecommunication Services	7,010	88,057
Lotte Chemical Corp.	Chemicals	540	168,614
Lotte Chilsung Beverage Co. Ltd.	Beverages	10	13,791
[a] Lotte Corp.	Industrial Conglomerates	2,100	107,968
LOTTE Fine Chemical Co. Ltd.	Chemicals	640	37,326
Lotte Shopping Co. Ltd.	Multiline Retail	410	77,254
LS Corp.	Electrical Equipment	630	42,396
Mando Corp.	Auto Components	1,200	41,346
Mirae Asset Daewood Co. Ltd.	Capital Markets	14,030	107,255
Naver Corp.	Internet Software & Services	980	670,920
NCsoft Corp.	Software	630	209,717
Netmarble Corp.	Software	650	88,941
NH Investment & Securities Co. Ltd.	Capital Markets	4,680	62,778
[a] NHN Entertainment Corp.	Software	360	20,964
Nongshim Co. Ltd.	Food Products	120	34,993
OCI Co. Ltd.	Chemicals	660	60,996
Orion Corp.	Food Products	780	104,280
Ottogi Corp.	Food Products	45	34,684
Paradise Co. Ltd.	Hotels, Restaurants & Leisure	1,650	26,723
POSCO	Metals & Mining	2,480	732,095
Posco Daewoo Corp.	Trading Companies & Distributors	1,790	34,371
S-1 Corp.	Commercial Services & Supplies	700	60,799
S-Oil Corp.	Oil, Gas & Consumable Fuels	1,500	147,375
[a] Samsung Biologics Co. Ltd.	Life Sciences Tools & Services	490	183,338
Samsung C&T Corp.	Industrial Conglomerates	2,770	289,551
Samsung Card Co. Ltd.	Consumer Finance	1,100	37,802
	Electronic Equipment, Instruments &
Samsung Electro-Mechanics Co. Ltd.	Components	2,020	269,152
	Technology Hardware, Storage &
Samsung Electronics Co. Ltd.	Peripherals	97,440	4,078,579
[a] Samsung Engineering Co. Ltd.	Construction & Engineering	5,720	80,321
Samsung Fire & Marine Insurance Co. Ltd.	Insurance	1,200	284,253
[a] Samsung Heavy Industries Co. Ltd.	Machinery	15,850	101,542
Samsung Life Insurance Co. Ltd.	Insurance	2,310	203,952
	Electronic Equipment, Instruments &
Samsung SDI Co. Ltd.	Components	1,910	366,747
Samsung SDS Co. Ltd.	IT Services	1,160	208,686
Samsung Securities Co. Ltd.	Capital Markets	2,270	70,778
Shinhan Financial Group Co. Ltd.	Banks	16,620	645,712
Shinsegae Co. Ltd.	Multiline Retail	250	90,063
[a] SillaJen Inc.	Biotechnology	1,870	122,989
SK Holdings Co. Ltd.	Industrial Conglomerates	1,210	281,193
	Semiconductors & Semiconductor
SK Hynix Inc.	Equipment	19,460	1,496,386
SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	2,200	398,744
SK Networks Co. Ltd.	Trading Companies & Distributors	5,400	21,804
SK Telecom Co. Ltd.	Wireless Telecommunication Services	830	173,522
SKC Co. Ltd.	Chemicals	690	26,715
Woori Bank	Banks	18,450	269,838

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Yuhan Corp.	Pharmaceuticals	310	60,498
Total Common Stocks (Cost $25,737,280)			22,563,464
Preferred Stocks 4.1%
South Korea 4.1%
[c] Amorepacific Corp., 0.829%, pfd.	Personal Products	390	54,239
[c] CJ CheilJedang Corp., 2.259%, pfd.	Food Products	50	6,056
[c] Hanwha Corp., 4.222%, pfd.	Industrial Conglomerates	770	10,571
[c] Hyundai Motor Co., 4.921%, pfd.	Automobiles	850	62,768
[c] Hyundai Motor Co., 4.515%, pfd., 2	Automobiles	1,370	111,616
[c] LG Chem Ltd., 3.002%, pfd.	Chemicals	280	50,624
[c] LG Electronics Inc., 1.316%, pfd.	Household Durables	650	19,946
[c] LG Household & Health Care Ltd., 1.240%, pfd.	Personal Products	80	52,400
	Technology Hardware, Storage &
[c] Samsung Electronics Co. Ltd., 2.457%, pfd.	Peripherals	17,090	577,334
[c] Samsung Fire & Marine Insurance Co. Ltd., 5.482%, pfd.	Insurance	100	16,375
Total Preferred Stocks (Cost $1,104,207)			961,929
Total Investments (Cost $26,841,487) 99.8%			23,525,393

Other Assets, less Liabilities 0.2%			55,174
Net Assets 100.0%			$23,580,567

aNon-income producing.
bFair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
cVariable rate security. The rate shown represents the yield at period end.

At June 30, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts
					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
Kospi 200 Mini	Long	2	$26,868	7/12/18	$(1,443)
*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2018 (unaudited)

Franklin FTSE Switzerland ETF	Industry	Shares	Value
Common Stocks 99.4%
Austria 0.6%
	Semiconductors & Semiconductor
AMS AG	Equipment	166	$12,334

Switzerland 98.8%
ABB Ltd.	Electrical Equipment	3,700	80,897
Adecco Group AG	Professional Services	339	20,061
[a] Aryzta AG	Food Products	180	2,700
Baloise Holding AG	Insurance	103	14,969
Banque Cantonale Vaudoise	Banks	6	4,605
Barry Callebaut AG	Food Products	4	7,171
Chocoladefabriken Lindt & Spruengli AG	Food Products	5	32,378
[a] Clariant AG	Chemicals	445	10,675
Compagnie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	1,048	88,784
[a] Credit Suisse Group AG	Capital Markets	5,288	79,617
DKSH Holding AG	Professional Services	57	4,010
[a] Dufry AG	Specialty Retail	67	8,529
EMS-Chemie Holding AG	Chemicals	16	10,256
Flughafen Zurich AG	Transportation Infrastructure	41	8,357
Geberit AG	Building Products	79	33,885
Georg Fischer AG	Machinery	9	11,520
Givaudan AG	Chemicals	19	43,092
Helvetia Holding AG	Insurance	14	7,987
[a] Julius Baer Group Ltd.	Capital Markets	467	27,410
Kuehne + Nagel International AG	Marine	109	16,378
[a] LafargeHolcim Ltd., B	Construction Materials	1,030	50,185
	Technology Hardware, Storage &
Logitech International SA	Peripherals	311	13,678
[a] Lonza Group AG	Life Sciences Tools & Services	159	42,194
Nestle SA	Food Products	5,262	407,521
Novartis AG	Pharmaceuticals	3,797	287,868
[a] OC Oerlikon Corp. AG	Machinery	417	6,379
Pargesa Holding SA, B	Diversified Financial Services	84	7,115
Partners Group Holding AG	Capital Markets	36	26,376
PSP Swiss Property AG	Real Estate Management & Development	86	7,968
Roche Holding AG	Pharmaceuticals	48	10,828
Roche Holding AG	Pharmaceuticals	1,214	269,649
Schindler Holding AG, PC	Machinery	87	18,715
Schindler Holding AG	Machinery	42	8,832
SGS SA	Professional Services	11	29,268
Sika AG	Chemicals	275	38,053
Sonova Holding AG	Health Care Equipment & Supplies	109	19,523
Straumann Holding AG	Health Care Equipment & Supplies	22	16,728
Sulzer AG	Machinery	27	3,279
Swatch Group AG	Textiles, Apparel & Luxury Goods	62	29,416
Swatch Group AG	Textiles, Apparel & Luxury Goods	100	8,646
[a] Swiss Life Holding AG	Insurance	74	25,711
[a] Swiss Prime Site AG	Real Estate Management & Development	154	14,137
Swiss Re AG	Insurance	673	58,086
Swisscom AG	Diversified Telecommunication Services	55	24,549
[a] Temenos AG	Software	126	19,034
[a] UBS Group AG	Capital Markets	6,736	103,962
Vifor Pharma AG	Pharmaceuticals	95	15,179

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

[a] Zurich Insurance Group AG	Insurance	310	91,818
			2,167,978
Total Investments (Cost $2,329,503) 99.4%			2,180,312
Other Assets, less Liabilities 0.6%			12,730
Net Assets 100.0%			$2,193,042

aNon-income producing.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2018 (unaudited)

Franklin FTSE Taiwan ETF	Industry	Shares	Value
Common Stocks 99.2%
Taiwan 99.2%
	Technology Hardware, Storage &
[a] Acer Inc.	Peripherals	28,000	$22,868
	Technology Hardware, Storage &
Advantech Co. Ltd.	Peripherals	4,000	26,371
	Semiconductors & Semiconductor
ASE Industrial Holding Co. Ltd.	Equipment	33,000	77,498
Asia Cement Corp.	Construction Materials	23,000	25,272
	Technology Hardware, Storage &
Asustek Computer Inc.	Peripherals	7,000	63,942
	Electronic Equipment, Instruments &
AU Optronics Corp.	Components	86,000	36,387
Capital Securities Corp.	Capital Markets	20,000	7,413
	Technology Hardware, Storage &
Catcher Technology Co. Ltd.	Peripherals	7,000	78,292
Cathay Financial Holding Co. Ltd.	Insurance	76,000	134,110
Chang Hwa Commercial Bank Ltd.	Banks	58,000	33,672
Cheng Shin Rubber Industry Co. Ltd.	Auto Components	18,000	27,069
	Electronic Equipment, Instruments &
Cheng Uei Precision Industry Co. Ltd.	Components	4,000	4,264
	Technology Hardware, Storage &
Chicony Electronics Co. Ltd.	Peripherals	6,000	13,520
[a] China Airlines Ltd.	Airlines	25,000	7,806
China Development Financial Holding Corp.	Banks	136,000	49,737
China Life Insurance Co. Ltd.	Insurance	24,000	25,269
China Motor Corp.	Automobiles	7,000	6,509
China Steel Corp.	Metals & Mining	120,000	93,281
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	37,000	133,493
	Technology Hardware, Storage &
Compal Electronics Inc.	Peripherals	40,000	25,190
CTBC Financial Holding Co. Ltd.	Banks	177,000	127,430
	Electronic Equipment, Instruments &
Delta Electronics Inc.	Components	21,000	75,422
E.Sun Financial Holding Co. Ltd.	Banks	95,000	66,213
Eclat Textile Co. Ltd.	Textiles, Apparel & Luxury Goods	2,000	23,779
	Semiconductors & Semiconductor
[a] Epistar Corp.	Equipment	10,000	12,513
Eternal Materials Co. Ltd.	Chemicals	9,000	8,221
EVA Airways Corp.	Airlines	19,000	9,192
[a] Evergreen Marine Corp. Taiwan Ltd.	Marine	20,000	8,528
Far Eastern International Bank	Banks	19,000	6,294
Far Eastern New Century Corp.	Industrial Conglomerates	39,000	36,968
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	16,000	41,353
Feng Hsin Steel Co. Ltd.	Metals & Mining	5,000	9,594
Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	3,000	15,055
First Financial Holding Co. Ltd.	Banks	94,000	63,512
Formosa Chemicals & Fibre Corp.	Chemicals	33,000	131,509
Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	13,000	52,233
Formosa Plastics Corp.	Chemicals	47,000	173,426
Formosa Taffeta Co. Ltd.	Textiles, Apparel & Luxury Goods	10,000	10,939
	Electronic Equipment, Instruments &
Foxconn Technology Co. Ltd.	Components	11,000	26,915
Fubon Financial Holding Co. Ltd.	Diversified Financial Services	71,000	118,999
Giant Manufacturing Co. Ltd.	Leisure Products	3,000	12,693
	Semiconductors & Semiconductor
Globalwafers Co. Ltd.	Equipment	2,100	34,921
	Electronic Equipment, Instruments &
Hon Hai Precision Industry Co. Ltd.	Components	146,000	398,419
	Technology Hardware, Storage &
[a] HTC Corp.	Peripherals	7,000	13,064

	Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Hua Nan Financial Holdings Co. Ltd.	Banks	80,000	46,575
	Electronic Equipment, Instruments &
Innolux Corp.	Components	84,000	30,169
	Technology Hardware, Storage &
Inventec Corp.	Peripherals	30,000	23,566
	Electronic Equipment, Instruments &
Largan Precision Co. Ltd.	Components	1,000	147,269
	Technology Hardware, Storage &
Lite-On Technology Corp.	Peripherals	21,000	25,416
	Semiconductors & Semiconductor
MediaTek Inc.	Equipment	14,000	137,757
Mega Financial Holding Co. Ltd.	Banks	106,000	93,524
Nan Ya Plastics Corp.	Chemicals	55,000	157,305
	Semiconductors & Semiconductor
Nanya Technology Corp.	Equipment	8,000	21,831
	Semiconductors & Semiconductor
Novatek Microelectronics Corp. Ltd.	Equipment	5,000	22,549
[a] OBI Pharma Inc.	Biotechnology	1,000	5,117
Oriental Union Chemical Corp.	Chemicals	7,000	7,554
	Technology Hardware, Storage &
Pegatron Corp.	Peripherals	20,000	41,130
Pou Chen Corp.	Textiles, Apparel & Luxury Goods	26,000	30,188
President Chain Store Corp.	Food & Staples Retailing	5,460	61,873
	Technology Hardware, Storage &
Quanta Computer Inc.	Peripherals	26,000	45,624
	Semiconductors & Semiconductor
Realtek Semiconductor Corp.	Equipment	5,000	18,204
Shin Kong Financial Holding Co. Ltd.	Insurance	76,000	29,290
SinoPac Financial Holdings Co. Ltd.	Banks	101,000	36,440
	Electronic Equipment, Instruments &
Synnex Technology International Corp.	Components	13,000	19,614
Taishin Financial Holding Co. Ltd.	Banks	93,000	43,925
Taiwan Business Bank	Banks	40,000	12,346
Taiwan Cement Corp.	Construction Materials	35,000	48,617
Taiwan Cooperative Financial Holding Co. Ltd.	Banks	86,000	50,350
Taiwan Fertilizer Co. Ltd.	Chemicals	7,000	9,609
[a] Taiwan Glass Industry Corp.	Building Products	16,000	9,026
Taiwan High Speed Rail Corp.	Transportation Infrastructure	20,000	15,678
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	16,000	57,989
Taiwan Secom Co. Ltd.	Commercial Services & Supplies	3,000	8,816
	Semiconductors & Semiconductor
Taiwan Semiconductor Manufacturing Co. Ltd.	Equipment	137,000	972,842
Teco Electric & Machinery Co. Ltd.	Electrical Equipment	18,000	13,520
	Electronic Equipment, Instruments &
[a] TPK Holding Co. Ltd.	Components	3,000	6,337
	Technology Hardware, Storage &
Transcend Information Inc.	Peripherals	3,000	8,324
U-Ming Marine Transport Corp.	Marine	4,000	4,395
Uni-President Enterprises Corp.	Food Products	47,000	119,317
	Electronic Equipment, Instruments &
Unimicron Technology Corp.	Components	13,000	6,950
	Semiconductors & Semiconductor
United Microelectronics Corp.	Equipment	116,000	64,490
	Semiconductors & Semiconductor
Vanguard International Semiconductor Corp.	Equipment	9,000	20,604
Walsin Lihwa Corp.	Electrical Equipment	30,000	20,368
Wan Hai Lines Ltd.	Marine	7,000	3,880
	Technology Hardware, Storage &
Wistron Corp.	Peripherals	26,000	19,315
Yuanta Financial Holding Co. Ltd.	Capital Markets	111,000	50,606
Yulon Motor Co. Ltd.	Automobiles	9,000	6,229

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Total Investments (Cost $5,114,727) 99.2%	4,943,683
Other Assets, less Liabilities 0.8%	40,745
Net Assets 100.0%	$4,984,428

aNon-income producing.

At June 30, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts
					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
SGX MSCI Taiwan Index	Long	1	$38,760	7/30/18	$280
*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2018 (unaudited)

Franklin FTSE United Kingdom ETF	Industry	Shares	Value
Common Stocks 99.6%
Germany 0.3%
TUI AG	Hotels, Restaurants & Leisure	1,818	$39,904

Ireland 1.8%
CRH PLC	Construction Materials	3,546	125,233
Paddy Power Betfair PLC	Hotels, Restaurants & Leisure	351	38,463
Smurfit Kappa Group PLC	Containers & Packaging	990	40,074
			203,770
Russia 0.2%
Evraz PLC	Metals & Mining	2,043	13,713
Polymetal International PLC	Metals & Mining	927	8,200
			21,913
South Africa 0.2%
Investec PLC	Capital Markets	2,655	18,858

Switzerland 3.0%
[a] Coca-Cola HBC AG	Beverages	819	27,367
Ferguson PLC	Trading Companies & Distributors	999	81,114
[a] Glencore PLC	Metals & Mining	48,987	234,124
			342,605
United Arab Emirates 0.1%
NMC Health PLC	Health Care Providers & Services	351	16,599

United Kingdom 93.6%
3i Group PLC	Capital Markets	3,969	47,192
Admiral Group PLC	Insurance	846	21,305
Anglo American PLC	Metals & Mining	4,158	93,038
Antofagasta PLC	Metals & Mining	1,449	18,939
Ashmore Group PLC	Capital Markets	1,602	7,889
Ashtead Group PLC	Trading Companies & Distributors	2,025	60,769
Associated British Foods PLC	Food Products	1,449	52,379
AstraZeneca PLC	Pharmaceuticals	5,319	368,887
Auto Trader Group PLC	Internet Software & Services	3,942	22,166
Aviva PLC	Insurance	16,776	111,629
B&M European Value Retail SA	Multiline Retail	3,600	19,206
Babcock International Group PLC	Commercial Services & Supplies	1,053	11,369
BAE Systems PLC	Aerospace & Defense	13,428	114,667
Barclays PLC	Banks	71,316	177,953
Barratt Developments PLC	Household Durables	4,185	28,477
Bellway PLC	Household Durables	513	20,346
BHP Billiton PLC	Metals & Mining	8,739	196,833
BP PLC	Oil, Gas & Consumable Fuels	81,873	625,101
British American Tobacco PLC	Tobacco	9,567	483,761
	Equity Real Estate Investment Trusts
British Land Co. PLC	(REITs)	4,059	36,022
BT Group PLC	Diversified Telecommunication Services	34,749	99,921
Bunzl PLC	Trading Companies & Distributors	1,404	42,541
Burberry Group PLC	Textiles, Apparel & Luxury Goods	1,719	49,021
Capita PLC	Professional Services	6,975	14,711
Capital & Counties Properties PLC	Real Estate Management & Development	3,051	11,573
Centrica PLC	Multi-Utilities	23,526	48,966
[a] Cobham PLC	Aerospace & Defense	9,990	16,968
Compass Group PLC	Hotels, Restaurants & Leisure	6,651	142,120
ConvaTec Group PLC	Health Care Equipment & Supplies	6,165	17,288
Croda International PLC	Chemicals	531	33,665
CYBG PLC	Banks	3,690	15,473
DCC PLC	Industrial Conglomerates	378	34,410

	Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

	Equity Real Estate Investment Trusts
Derwent London PLC	(REITs)	423	17,346
Diageo PLC	Beverages	10,134	364,188
Direct Line Insurance Group PLC	Insurance	5,742	25,995
Dixons Carphone PLC	Specialty Retail	4,167	10,266
DS Smith PLC	Containers & Packaging	4,149	28,550
easyJet PLC	Airlines	909	20,078
Experian PLC	Professional Services	3,843	95,107
Fresnillo PLC	Metals & Mining	774	11,685
G4S PLC	Commercial Services & Supplies	6,462	22,839
GlaxoSmithKline PLC	Pharmaceuticals	20,448	412,992
	Electronic Equipment, Instruments &
Halma PLC	Components	1,584	28,650
	Equity Real Estate Investment Trusts
Hammerson PLC	(REITs)	3,312	22,852
Hargreaves Lansdown PLC	Capital Markets	1,098	28,580
Hikma Pharmaceuticals PLC	Pharmaceuticals	585	11,593
Hiscox Ltd.	Insurance	1,170	23,557
Howden Joinery Group PLC	Trading Companies & Distributors	2,529	17,903
HSBC Holdings PLC	Banks	84,312	791,101
IMI PLC	Machinery	1,125	16,813
Imperial Brands PLC	Tobacco	3,996	148,881
Inchcape PLC	Distributors	1,701	17,528
Informa PLC	Media	5,211	57,447
Inmarsat PLC	Diversified Telecommunication Services	1,953	14,181
InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure	801	49,915
International Consolidated Airlines Group SA	Airlines	4,320	37,871
Intertek Group PLC	Professional Services	675	50,939
	Equity Real Estate Investment Trusts
Intu Properties PLC	(REITs)	3,699	8,800
ITV PLC	Media	15,498	35,603
J Sainsbury PLC	Food & Staples Retailing	6,723	28,510
John Wood Group PLC	Energy Equipment & Services	2,745	22,752
Johnson Matthey PLC	Chemicals	792	37,842
[a] Just Eat PLC	Internet Software & Services	2,394	24,622
[a] KAZ Minerals PLC	Metals & Mining	990	11,018
Kingfisher PLC	Specialty Retail	9,153	35,890
	Equity Real Estate Investment Trusts
Land Securities Group PLC	(REITs)	2,952	37,294
Legal & General Group PLC	Insurance	24,750	86,919
Lloyds Banking Group PLC	Banks	300,141	249,843
London Stock Exchange Group PLC	Capital Markets	1,296	76,501
Marks & Spencer Group PLC	Multiline Retail	6,786	26,439
Mediclinic International PLC	Health Care Providers & Services	1,629	11,325
Meggitt PLC	Aerospace & Defense	3,231	21,043
Melrose Industries PLC	Electrical Equipment	18,153	50,977
Merlin Entertainments PLC	Hotels, Restaurants & Leisure	2,934	14,979
Micro Focus International PLC	Software	1,827	31,924
Mondi PLC	Paper & Forest Products	1,521	41,186
National Grid PLC	Multi-Utilities	14,076	155,807
Next PLC	Multiline Retail	567	45,289
Pearson PLC	Media	3,231	37,752
Pennon Group PLC	Water Utilities	1,737	18,218
Persimmon PLC	Household Durables	1,296	43,341
Prudential PLC	Insurance	10,899	249,584
[a] Quilter PLC	Capital Markets	6,795	13,001
Randgold Resources Ltd.	Metals & Mining	396	30,428
Reckitt Benckiser Group PLC	Household Products	2,628	216,469
RELX PLC	Professional Services	4,392	94,081
Rentokil Initial PLC	Commercial Services & Supplies	7,650	35,430
Rightmove PLC	Internet Software & Services	387	27,131
Rio Tinto PLC	Metals & Mining	4,815	267,058
[a] Rolls-Royce Holdings PLC	Aerospace & Defense	6,993	91,236
[a] Royal Bank of Scotland Group PLC	Banks	18,999	64,239

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	19,287	669,440
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	15,714	562,954
Royal Mail PLC	Air Freight & Logistics	3,825	25,522
RPC Group PLC	Containers & Packaging	1,701	16,803
RSA Insurance Group PLC	Insurance	4,392	39,395
Schroders PLC	Capital Markets	468	19,513
	Equity Real Estate Investment Trusts
Segro PLC	(REITs)	4,293	37,940
Severn Trent PLC	Water Utilities	990	25,873
Shire PLC	Biotechnology	3,762	211,833
Sky PLC	Media	4,302	83,009
Smith & Nephew PLC	Health Care Equipment & Supplies	3,690	68,107
Smiths Group PLC	Industrial Conglomerates	1,656	37,124
Spirax-Sarco Engineering PLC	Machinery	306	26,341
SSE PLC	Electric Utilities	4,293	76,799
St. James's Place Capital PLC	Capital Markets	2,169	32,860
Standard Chartered PLC	Banks	11,304	103,364
Standard Life Aberdeen PLC	Diversified Financial Services	11,331	48,724
Tate & Lyle PLC	Food Products	1,917	16,370
Taylor Wimpey PLC	Household Durables	13,500	31,886
Tesco PLC	Food & Staples Retailing	40,572	137,502
The Berkeley Group Holdings PLC	Household Durables	531	26,535
The Sage Group PLC	Software	4,500	37,346
Travis Perkins PLC	Trading Companies & Distributors	1,053	19,776
Unilever PLC	Personal Products	4,797	265,489
United Utilities Group PLC	Water Utilities	2,826	28,475
Vodafone Group PLC	Wireless Telecommunication Services	111,627	270,906
Weir Group PLC	Machinery	1,017	26,854
Whitbread PLC	Hotels, Restaurants & Leisure	765	39,986
William Hill PLC	Hotels, Restaurants & Leisure	3,573	14,312
William Morrison Supermarkets PLC	Food & Staples Retailing	9,315	30,991
WPP PLC	Media	5,103	80,375
			10,726,377
United States 0.4%
Carnival PLC	Hotels, Restaurants & Leisure	720	41,322

Total Investments (Cost $11,335,818) 99.6%			11,411,348

Other Assets, less Liabilities 0.4%			41,624
Net Assets 100.0%			$11,452,972

[a]Non-income producing.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2018 (unaudited)

Franklin Liberty High Yield Corporate ETF	Country	Principal Amount*	Value
Corporate Bonds & Notes 96.6%
Banks 2.0%
CIT Group Inc., senior note, 5.25%, 3/07/25	United States	100,000	$101,000
Royal Bank of Scotland Group PLC, sub. note, 5.125%, 5/28/24	United Kingdom	100,000	100,995
			201,995
Capital Goods 6.9%
[a] BBA US Holdings Inc., senior note, 144A, 5.375%, 5/01/26	United States	100,000	100,626
[a] Beacon Roofing Supply Inc., senior note, 144A, 4.875%, 11/01/25	United States	100,000	92,440
[a] Cloud Crane LLC, secured note, second lien, 144A, 10.125%, 8/01/24	United States	100,000	107,750
H&E Equipment Services Inc., senior note, 5.625%, 9/01/25	United States	100,000	98,500
[a] Jeld-Wen Inc., senior note, 144A, 4.625%, 12/15/25	United States	100,000	95,500
[a] Pisces Midco Inc., senior secured note, 144A, 8.00%, 4/15/26	United States	100,000	96,680
[a] Terex Corp., senior note, 144A, 5.625%, 2/01/25	United States	100,000	99,625
			691,121
Commercial & Professional Services 1.9%
United Rentals North America Inc., senior bond, 5.875%, 9/15/26	United States	100,000	101,375
[a] West Corp., senior note, 144A, 8.50%, 10/15/25	United States	100,000	91,750
			193,125
Consumer Durables & Apparel 1.0%
[a] Weekley Homes LLC/Weekley Finance Corp., senior note, 144A, 6.625%,
8/15/25	United States	100,000	95,250

Consumer Services 9.1%
[a] 1011778 BC ULC/New Red Finance Inc., secured note, second lien, 144A,
5.00%, 10/15/25	Canada	100,000	95,120
[a] 24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	100,000	99,762
[a] Ascend Learning LLC, senior note, 144A, 6.875%, 8/01/25	United States	100,000	101,125
[a] Boyne USA Inc., secured note, second lien, 144A, 7.25%, 5/01/25	United States	100,000	104,750
[a] Downstream Development Authority of the Quapaw Tribe of Oklahoma,
secured note, 144A, 10.50%, 2/15/23	United States	100,000	102,500
[a] Golden Nugget Inc., senior note, 144A, 6.75%, 10/15/24	United States	100,000	100,268
[a] Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., secured note, second
lien, 144A, 10.25%, 11/15/22	United States	100,000	108,500
[a,b] Stars Group Holdings BV/Stars Group US Co-Borrower LLC, senior note,
144A, 7.00%, 7/15/26	Canada	100,000	101,250
[a] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A,
5.50%, 3/01/25	United States	100,000	98,500
			911,775
Diversified Financials 2.0%
Aircastle Ltd., senior note, 4.125%, 5/01/24	United States	100,000	96,250
Navient Corp., senior note, 7.25%, 9/25/23	United States	100,000	105,250
			201,500
Energy 14.5%
[a] Aker BP ASA, senior note, 144A, 5.875%, 3/31/25	Norway	150,000	155,025
[a] Ascent Resources Utica Holdings LLC/ARU Finance Corp., senior note,
144A, 10.00%, 4/01/22	United States	100,000	110,500
[a] California Resources Corp., secured note, second lien, 144A, 8.00%,
12/15/22	United States	100,000	91,250
[a] Callon Petroleum Co., senior note, 144A, 6.375%, 7/01/26	United States	100,000	100,625
Cheniere Corpus Christi Holdings LLC, senior secured note, first lien,
5.875%, 3/31/25	United States	100,000	104,375
[a] Cheniere Energy Partners LP, senior secured note, first lien, 144A, 5.25%,
10/01/25	United States	100,000	97,795
[a] Chesapeake Energy Corp., secured note, second lien, 144A, 8.00%,
12/15/22	United States	100,000	105,345
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
senior note, 5.75%, 4/01/25	United States	100,000	100,250
Energy Transfer Equity LP, senior secured bond, first lien, 5.875%, 1/15/24	United States	100,000	102,750

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Martin Midstream Partners LP/Martin Midstream Finance Corp., senior
note, 7.25%, 2/15/21	United States	100,000	99,250
Nabors Industries Inc., senior note, 5.50%, 1/15/23	United States	100,000	96,750
Oceaneering International Inc., senior note, 4.65%, 11/15/24	United States	100,000	95,656
QEP Resources Inc., senior note, 5.625%, 3/01/26	United States	100,000	96,125
[a] Sunoco LP/Sunoco Finance Corp., senior note, 144A, 5.50%, 2/15/26	United States	100,000	95,000
			1,450,696
Food, Beverage & Tobacco 2.9%
B&G Foods Inc., senior note, 5.25%, 4/01/25	United States	100,000	94,500
[a] Cott Holdings Inc., senior note, 144A, 5.50%, 4/01/25	Canada	100,000	97,500
[a] Lamb Weston Holdings Inc., senior note, 144A, 4.625%, 11/01/24	United States	100,000	97,750
			289,750
Health Care Equipment & Services 7.9%
[a] Avantor Inc., senior secured note, first lien, 144A, 6.00%, 10/01/24	United States	100,000	99,170
Centene Corp., senior note, 4.75%, 1/15/25	United States	100,000	99,750
[a] CHS/Community Health Systems Inc., senior note, 144A, 8.125%, 6/30/24	United States	100,000	82,938
DaVita Inc., senior bond, 5.125%, 7/15/24	United States	100,000	97,187
HCA Inc., senior bond, 5.875%, 5/01/23	United States	100,000	104,000
HCA Inc., senior secured bond, first lien, 5.25%, 6/15/26	United States	100,000	99,570
[a,c] Polaris Intermediate Corp., senior note, 144A, PIK, 8.50%, 12/01/22	United States	100,000	103,500
Tenet Healthcare Corp., senior note, 8.125%, 4/01/22	United States	100,000	104,927
			791,042
Household & Personal Products 1.0%
[a] Prestige Brands Inc., senior note, 144A, 6.375%, 3/01/24	United States	100,000	99,500

Materials 14.9%
[a] Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., senior
note, 144A, 6.00%, 2/15/25	Luxembourg	200,000	195,250
[a] BWAY Holding Co., senior note, 144A, 7.25%, 4/15/25	United States	100,000	97,750
[a] Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%, 4/01/24	Mexico	200,000	203,000
[a] Eldorado Gold Corp., senior note, 144A, 6.125%, 12/15/20	Canada	100,000	96,750
[a] Novelis Corp., senior bond, 144A, 5.875%, 9/30/26	United States	100,000	96,000
[a] Owens-Brockway Glass Container Inc., senior note, 144A, 5.875%, 8/15/23	United States	100,000	101,500
[a] Plastipak Holdings Inc., senior note, 144A, 6.25%, 10/15/25	United States	100,000	92,500
[a] Platform Specialty Products Corp., senior note, 144A, 5.875%, 12/01/25	United States	100,000	97,875
[a] Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group
Issuer Luxembourg SA, senior secured note, first lien, 144A, 5.125%,
7/15/23	United States	100,000	98,875
[a] Sealed Air Corp., senior bond, 144A, 5.25%, 4/01/23	United States	100,000	102,500
Steel Dynamics Inc., senior bond, 5.00%, 12/15/26	United States	100,000	100,250
[a] SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.,
senior note, 144A, 7.50%, 6/15/25	United States	100,000	102,250
The Chemours Co., senior bond, 7.00%, 5/15/25	United States	100,000	107,750
			1,492,250
Media 10.8%
[a] Altice Luxembourg SA, senior secured note, 144A, 7.75%, 5/15/22	Luxembourg	200,000	194,250
AMC Entertainment Holdings Inc., senior sub. note, 5.875%, 11/15/26	United States	100,000	96,500
AMC Networks Inc., senior note, 5.00%, 4/01/24	United States	100,000	98,750
CCO Holdings LLC/CCO Holdings Capital Corp., senior bond, 5.125%,
2/15/23	United States	100,000	99,219
Clear Channel Worldwide Holdings Inc., senior note, 6.50%, 11/15/22	United States	100,000	102,500
[a] CSC Holdings LLC, senior bond, 144A, 6.625%, 10/15/25	United States	200,000	205,250
DISH DBS Corp., senior bond, 5.875%, 7/15/22	United States	100,000	94,375
[a] Univision Communications Inc., senior secured note, first lien, 144A,
5.125%, 5/15/23	United States	100,000	96,250
[a] WMG Acquisition Corp., secured note, first lien, 144A, 5.00%, 8/01/23	United States	100,000	99,875
			1,086,969
Pharmaceuticals, Biotechnology & Life Sciences 5.0%
[a] AMAG Pharmaceuticals Inc., senior note, 144A, 7.875%, 9/01/23	United States	100,000	106,125
[a,c] Eagle Holdings Co. II LLC, senior note, 144A, PIK, 7.625%, 5/15/22	United States	100,000	101,270
Horizon Pharma Inc., senior note, 6.625%, 5/01/23	United States	200,000	202,250

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

[a] Valeant Pharmaceuticals International Inc., senior note, 144A, 5.875%,
5/15/23	Canada	100,000	94,313
			503,958
Real Estate 3.0%
CyrusOne LP/CyrusOne Finance Corp., senior note, 5.00%, 3/15/24	United States	100,000	100,250
Equinix Inc., senior bond, 5.75%, 1/01/25	United States	100,000	101,220
MPT Operating Partnership LP/MPT Finance Corp., senior bond, 5.25%,
8/01/26	United States	100,000	98,500
			299,970
Retailing 1.0%
Netflix Inc., senior bond, 5.875%, 2/15/25	United States	100,000	102,829
Software & Services 2.0%
[a] First Data Corp., secured note, second lien, 144A, 5.75%, 1/15/24	United States	100,000	100,377
[a] Symantec Corp., senior note, 144A, 5.00%, 4/15/25	United States	100,000	97,127
			197,504
Technology Hardware & Equipment 4.0%
[a] CommScope Technologies LLC, senior bond, 144A, 6.00%, 6/15/25	United States	100,000	102,625
[a] Dell International LLC/EMC Corp., senior note, 144A, 7.125%, 6/15/24	United States	100,000	106,034
[a] Tempo Acquisition LLC/Tempo Acquisition Finance Corp., senior note,
144A, 6.75%, 6/01/25	United States	100,000	96,250
Western Digital Corp., senior note, 4.75%, 2/15/26	United States	100,000	97,437
			402,346
Telecommunication Services 3.0%
[a] Block Communications Inc., senior note, 144A, 6.875%, 2/15/25	United States	100,000	100,250
Sprint Corp., senior note, 7.625%, 2/15/25	United States	100,000	102,251
T-Mobile USA Inc., senior note, 5.125%, 4/15/25	United States	100,000	100,750
			303,251
Utilities 3.7%
Calpine Corp., senior note, 5.375%, 1/15/23	United States	100,000	95,500
NRG Yield Operating LLC, senior bond, 5.00%, 9/15/26	United States	100,000	95,750
Talen Energy Supply LLC, senior note, 6.50%, 6/01/25	United States	100,000	76,750
[a] Vistra Energy Corp., senior note, 144A, 8.00%, 1/15/25	United States	100,000	107,875
			375,875
Total Investments before Short Term Investments (Cost $9,699,984)			9,690,706
Short-Term Investments 2.7%
U.S. Government & Agency Securities (Cost $269,988) 2.7%
[d] FHLB, 7/02/18	United States	270,000	269,988
Total Investments (Cost $9,969,972) 99.3%			9,960,694
Other Assets, less Liabilities 0.7%			68,403
Net Assets 100.0%			$10,029,097

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2018, the aggregate value of these securities was $5,919,415, representing 59.0% of net assets.
bA portion or all of the security purchased on a delayed delivery basis.
cIncome may be received in additional securities and/or cash.
dThe security was issued on a discount basis with no stated coupon rate.

Abbreviations
Selected Portfolio
FHLB	-	Federal Home Loan Bank
PIK	-	Payment-In-Kind

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2018 (unaudited)

Franklin Liberty Intermediate Municipal Opportunities ETF	Principal Amount	Value
Municipal Bonds 99.0%
Alaska 2.1%
Matanuska-Susitna Borough Lease Revenue, State of Alaska Lease Revenue Goose Creek Correctional
Center Project, Refunding, 4.00%, 9/01/30	$150,000	$156,546

Arizona 3.2%
Phoenix Civic Improvement Corp. Wastewater System Revenue, junior lien, Series A, 5.00%, 7/01/25	100,000	117,352
Salt River Project Agricultural Improvement and Power District Electric System Revenue, Salt River Project,
Refunding, Series A, 5.00%, 1/01/24	100,000	114,919
		232,271
Arkansas 1.4%
Little Rock School District GO, Pulaski County, Construction, 3.00%, 2/01/25	100,000	101,653

California 7.6%
California School Finance Authority Charter School Revenue, Summit Public Schools-Obligated Group,
5.00%, 6/01/27	100,000	113,360
California Statewide CDA Revenue, California Baptist University, Refunding, Series A, 3.00%, 11/01/22	100,000	100,280
California Statewide CDA Special Tax Revenue, CFD No. 2015-01, Improvement Area No. 2, University
District, 5.00%, 9/01/27	100,000	111,097
Orange County CFD No. 2017-1, Special Tax, Esencia Village Improvement Area No. 1, Series A, 5.00%,
8/15/28	100,000	115,823
Perris Joint Powers Authority Local Agency Revenue, CFD No. 2001-1, Improvement Area Nos. 4 and 5,
CFD No. 2005-1, Improvement Area 4, Refunding, Series B, 5.00%, 9/01/25	100,000	112,798
		553,358
Colorado 2.8%
Southglenn Metropolitan District Special Revenue, In the City of Centennial Colorado, Refunding, 5.00%,
12/01/30	100,000	103,995
Southlands Metropolitan District No. 1 GO, Aurora, Arapahoe County, Refunding, Series A-1, 3.50%,
12/01/27	100,000	99,048
		203,043
Delaware 1.5%
Kent County Student Housing and Dining Facility Revenue, CHF-Dover LLC, State University Project, Series
A, 5.00%, 7/01/29	100,000	111,174

Florida 3.9%
Jacksonville Health Care Facilities Revenue, Brooks Rehabilitation, Genesis Health Inc Obligated Group,
Refunding, 5.00%, 11/01/27	100,000	115,022
Miami Health Facilities Authority Revenue, Miami Jewish Health Systems Inc. Project, Refunding, 5.00%,
7/01/28	150,000	169,207
		284,229
Illinois 7.0%
Illinois State Finance Authority MFR, Better Housing Foundation ERNST Portfolio Project, Series A-1,
4.375%, 12/01/28	100,000	102,122
Illinois State Financing Authority MFHR, Better Housing Foundation Blue Station Project, Series A-1, 4.25%,
12/01/28	100,000	99,167
Railsplitter Tobacco Settlement Authority Revenue, 5.00%, 6/01/27	100,000	114,065

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Southwestern Illinois Development Authority Revenue, Capital Appreciation, Local Government Program,
AGMC Insured, zero cpn., 12/01/24	245,000	194,415
		509,769
Kentucky 1.4%
Louisville/Jefferson County Metro Government Revenue, College, Bellarmine University Project, Refunding
and Improvement, Series A, 4.00%, 5/01/29	100,000	101,184
Maine 1.6%
Maine State Municipal Bond Bank Revenue, Series C, 5.00%, 11/01/25	100,000	117,814
Maryland 1.5%
Maryland State EDC Revenue, Transportation Facilities Project, Refunding, Series A, 5.00%, 6/01/27	100,000	113,277
Massachusetts 1.5%
Massachusetts State Development Finance Agency Revenue, Foxborough Regional Charter, Series B,
5.00%, 7/01/27	100,000	110,919
Michigan 1.4%
Grand Rapids EDC Revenue, Beacon Hill Eastgate Project, Refunding, Series A, 4.00%, 11/01/27	100,000	101,319
Minnesota 3.7%
Minnesota State Higher Education Facilities Authority Revenue, Macalester College, Refunding, 3.00%,
3/01/22	150,000	155,322
Northern Municipal Power Agency Electric System Revenue, Refunding, 5.00%, 1/01/36	100,000	112,504
		267,826
Missouri 1.5%
St. Louis County IDA Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group,
Refunding, 5.00%, 9/01/27	100,000	113,088
Montana 1.6%
Cascade County High School Dist A Great Falls GO, School Building, 5.00%, 7/01/25	100,000	115,743
Nevada 6.1%
Carson City Hospital Revenue, Carson Tahoe Regional Healthcare Project, Series A, 5.00%, 9/01/28	100,000	113,850
Clark County School District GO, Building, Refunding, Series A, 5.00%, 6/15/26	100,000	115,813
Las Vegas Special ID No. 812 Special Assessment, Local Improvement, Summerlin Village 24, 4.00%,
12/01/22	100,000	103,473
Washoe County School District GO, School Improvement, Series C, 5.00%, 10/01/26	100,000	117,379
		450,515
New Jersey 1.4%
Pinelands Regional School District GO, Refunding, AGMC Insured, 3.00%, 8/01/27	100,000	99,999
New York 4.7%
MTA Revenue, Transportation, Green Bonds, Climate Bond Certified, Refunding, Series B, 5.00%, 11/15/28	100,000	118,979
New York City GO, Fiscal 2018, Series 1, 5.00%, 8/01/26	100,000	118,262
New York City Transitional Finance Authority Revenue, Future Tax Secured, Subordinate, Fiscal 2018, Series
B, Subseries B-1, 4.00%, 8/01/24	100,000	110,007
		347,248
North Carolina 4.7%
North Carolina State Medical Care Commission Retirement Facilities First Mortgage Revenue, The United
Methodist Retirement Homes, Refunding, Series A, 5.00%, 10/01/27	100,000	112,253
University of North Carolina at Charlotte Revenue, General, Board of Governors, Refunding, 5.00%, 10/01/26	100,000	118,273
Winston-Salem City Water and Sewer System Revenue, 5.00%, 6/01/24	100,000	115,859
		346,385
Ohio 7.7%
Cleveland Water Revenue, second lien, Refunding, Series B, 5.00%, 1/01/27	100,000	118,270
Columbus GO, Refunding, Series 2017-1, 5.00%, 4/01/24	100,000	115,554
Franklin County Hospital Facilities Revenue, Nationwide Children's Hospital Project, Refunding, Series A,
5.00%, 11/01/28	100,000	118,850
Ohio State Air Quality Development Authority Exempt Facilities Revenue, Pratt Paper LLC Project, 3.75%,
1/15/28	100,000	101,686

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Ohio State Water Development Authority Revenue, Community Assistance, Refunding, 4.00%, 12/01/25	100,000	110,802
		565,162
Oregon 3.2%
Oregon State Facilities Authority Revenue, Reed College Project, Refunding, Series A, 5.00%, 7/01/26	100,000	118,173
Portland Community College District GO, Multomah Washington Yamhill Clackamas and Columbia Counties,
Refunding, 5.00%, 6/15/25	100,000	117,460
		235,633
Pennsylvania 7.0%
Allegheny County Higher Education Building Authority University Revenue, Robert Morris University, UPMC
Events Center Project, 5.00%, 10/15/26	100,000	112,152
Allentown Neighborhood Improvement Zone Development Authority Tax Revenue, City Center Project,
5.00%, 5/01/28	100,000	112,113
Pennsylvania GO, first series, Refunding, 5.00%, 1/01/26	150,000	171,734
Pennsylvania State Economic Development Financing Authority University of Pittsburgh - Medical Center
Revenue, Refunding, Series A, 3.375%, 11/15/33	125,000	120,551
		516,550
Tennessee 4.4%
Johnson City GO, Refunding, Series A, 5.00%, 6/01/22	100,000	111,111
Lawrenceburg GO, Refunding, 2.50%, 6/01/27	100,000	99,129
Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue, Green Bonds,
Subordinate, Refunding, Series A, 4.00%, 7/01/24	100,000	109,939
		320,179
Texas 4.6%
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue, CHF-Collegiate Housing
Island Campus LLC, Series A, 5.00%, 4/01/29	100,000	112,413
Rockwall ISD, GO, Refunding, PSF Guarantee, 5.00%, 2/15/23	100,000	112,835
Texas State Water Development Board Revenue, State Water Implementation, Master Trust, Series A,
5.00%, 4/15/23	100,000	113,324
		338,572
Utah 2.8%
South Jordan Water Revenue, Refunding, 4.00%, 11/01/22	100,000	108,336
Utah State Building Ownership Authority Lease Revenue, State Facilities Master Lease Program, 2.50%,
5/15/27	100,000	97,350
		205,686
Vermont 1.6%
Vermont State Public Power Supply Authority Revenue, Swanton Peaking Facility Project, Refunding, Series
A, 5.00%, 7/01/28	100,000	115,835
Washington 3.1%
Skagit County Public Hospital District No. 1 Revenue, Improvement, Skagit Regional Health, Refunding,
5.00%, 12/01/29	100,000	110,155
Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/26	100,000	118,773
		228,928
Wisconsin 4.0%
Fond Du Lac GO, Fond Du Lac County, Refunding, Series B, 2.00%, 4/01/22	100,000	99,784
PFA Retirement Facilities Revenue, Whitestone Retirement Facilities, first mortgage, Refunding, 4.00%,
3/01/27	85,000	88,020
Wisconsin Health and Educational Facilities Authority Revenue, St. Johns Communities Inc. Project, Series
A, 4.00%, 9/15/27	100,000	102,115
		289,919
Total Investments (Cost $7,376,052) 99.0%		7,253,824

Other Assets, less Liabilities 1.0%		76,535
Net Assets 100.0%		$7,330,359

Abbreviations

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
CDA	-	Community Development Authority/Agency
CFD	-	Community Facilities District
EDC	-	Economic Development Corp.
GO	-	General Obligation
ID	-	Improvement District
ISD	-	Independent School District
IDA	-	Industrial Development Authority/Agency
MTA	-	Metropolitan Transit Authority
MFHR	-	Multi-Family Housing Revenue
MFR	-	Multi-Family Revenue
PSF	-	Permanent School Fund
PFA	-	Public Financing Authority

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2018 (unaudited)

Franklin Liberty International Aggregate Bond ETF	Principal Amount*			Value
Foreign Government and Agency Securities 72.7%
Australia 8.6%
[a] New South Wales Treasury Corp., senior bond, Reg S, 3.00%, 5/20/27	140,000		AUD	$104,346
[a] Queensland Treasury Corp, senior bond, Reg S, 3.25%, 7/21/26	140,000		AUD	105,893
[a] Queensland Treasury Corp, senior bond, Reg S, 5.75%, 7/22/24	130,000		AUD	112,701
Western Australian Treasury Corp, senior note, 26, 3.00%, 10/21/26	140,000		AUD	103,557
				426,497
Canada 5.1%
Government of Canada, 2.75%, 6/01/22	320,000		CAD	249,997
France 4.4%
[a] Government of France, Reg S, 1.00%, 5/25/19	80,000		EUR	94,746
[a] Government of France, Reg S, 1.00%, 11/25/25	100,000		EUR	123,320
				218,066
Germany 5.3%
[a] Government of Germany, Reg S, 1.50%, 2/15/23	60,000		EUR	76,148
[a] Government of Germany, Reg S, 3.25%, 7/04/21	60,000		EUR	78,205
KFW, senior note, 2.05%, 2/16/26	10,000,000		JPY	105,102
				259,455
Indonesia 3.4%
Indonesia Treasury Bond, senior bond, 8.25%, 5/15/36	2,400,000,000		IDR	166,225
Italy 5.8%
Italy Treasury Bond, senior bond, 1.25%, 12/01/26	150,000		EUR	160,018
Italy Treasury Bond, senior bond, 4.25%, 9/01/19	55,000		EUR	67,031
Italy Treasury Bond, senior bond, 5.50%, 9/01/22	45,000		EUR	60,722
				287,771
Japan 12.1%
Development Bank of Japan, senior bond, 2.30%, 3/19/26	20,000,000		JPY	211,180
Government of Japan, senior bond, 1.00%, 12/20/35	30,000,000		JPY	298,948
Government of Japan, senior note, 121, 0.10%, 9/20/19	10,000,000		JPY	90,574
				600,702
Mexico 5.9%
Government of Mexico, M, 7.50%, 6/03/27	3,600,000	[b]	MXN	180,315
Government of Mexico, M, 10.00%, 12/05/24	2,000,000	[b]	MXN	113,188
				293,503
Poland 4.7%
Government of Poland, 2.50%, 7/25/27	400,000		PLN	101,119
Government of Poland, 5.75%, 4/25/29	400,000		PLN	132,169
				233,288
South Africa 2.5%
Government of South Africa, senior bond, 7.00%, 2/28/31	2,000,000		ZAR	121,213
Spain 7.8%
[a] Government of Spain, Reg S, 2.35%, 7/30/33	96,000		EUR	119,013
[a] Government of Spain, senior bond, Reg S, 5.15%, 10/31/28	80,000		EUR	127,174
Government of Spain, senior note, 0.45%, 10/31/22	120,000		EUR	141,613
				387,800
[c] Supranational 7.1%
Asian Development Bank, senior bond, 339-00-1, 2.35%, 6/21/27	10,000,000		JPY	109,208
[a] European Investment Bank, senior bond, Reg S, 1.90%, 1/26/26	10,000,000		JPY	103,846

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

International Finance Corp., senior note, 8.00%, 7/27/27	2,000,000	ZAR	138,626
			351,680
Total Foreign Government and Agency Securities (Cost $3,628,491)			3,596,197
Quasi-Sovereign and Corporate Bonds 9.8%
Belgium 1.5%
[a] Anheuser-Busch InBev SA/NV, senior note, Reg S, 1.50%, 3/17/25	60,000	EUR	72,925
Czech Republic 2.3%
[a] Energo-Pro AS, senior note, Reg S, 4.00%, 12/07/22	100,000	EUR	115,690
Guernsey 2.4%
[a] Globalworth Real Estate Investments Ltd, senior note, Reg S, 3.00%, 3/29/25	100,000	EUR	116,180
Luxembourg 2.2%
[a] Aroundtown SA, senior note, Reg S, 1.625%, 1/31/28	100,000	EUR	109,139
Netherlands 1.4%
[a] BMW Finance NV, senior note, Reg S, 0.75%, 4/15/24	60,000	EUR	70,146
Total Quasi-Sovereign and Corporate Bonds (Cost $484,547)			484,080
Total Investments before Short Term Investments (Cost $4,113,038)			4,080,277
Short-Term Investments 10.7%
U.S. Government & Agency Securities (Cost $529,976) 10.7%
[d] FHLB, 7/02/18	530,000		529,976
Total Investments (Cost $4,643,014) 93.2%			4,610,253
Other Assets, less Liabilities 6.8%			336,029
Net Assets 100.0%			$4,946,282

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At June 30,
2018, the aggregate value of these securities was $1,529,472, representing 30.9% of net assets.
bPrincipal amount is stated in 100 Mexican Peso Units.
cA supranational organization is an entity formed by two or more central governments through international treaties.
dThe security was issued on a discount basis with no stated coupon rate.

Abbreviations

Selected Portfolio

FHLB	-	Federal Home Loan Bank

Currency

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	Euro
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
MXN	-	Mexican Peso
PLN	-	Polish Zloty
ZAR	-	South African Rand

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2018 (unaudited)

Franklin Liberty International Opportunities ETF	Industry	Shares/Units	Value
Common Stocks 98.1%
Australia 4.0%
Amcor Ltd.	Containers & Packaging	5,097	$54,267
BHP Billiton Ltd.	Metals & Mining	3,257	81,602
Commonwealth Bank of Australia	Banks	444	23,905
CSL Ltd.	Biotechnology	1,265	180,031
Ramsay Health Care Ltd.	Health Care Providers & Services	792	31,588
Rio Tinto Ltd.	Metals & Mining	1,188	73,240
			444,633
Brazil 0.9%
B3 SA - Brasil Bolsa Balcao	Capital Markets	2,900	15,414
CCR SA	Transportation Infrastructure	5,700	14,993
Companhia Energetica de Minas Gerais	Electric Utilities	6,800	11,665
Energisa SA	Electric Utilities	2,400	18,246
Tim Participacoes SA	Wireless Telecommunication Services	2,800	9,592
Vale SA	Metals & Mining	2,500	32,223
			102,133
Canada 5.7%
Alimentation Couche-Tard Inc., B	Food & Staples Retailing	1,000	43,415
Brookfield Asset Management Inc., A	Capital Markets	2,600	105,407
Canadian National Railway Co.	Road & Rail	1,400	114,441
Enbridge Inc.	Oil, Gas & Consumable Fuels	1,800	64,313
Nutrien Ltd.	Chemicals	600	32,622
Peyto Exploration & Development Corp.	Oil, Gas & Consumable Fuels	1,800	13,848
Restaurant Brands International Inc.	Hotels, Restaurants & Leisure	1,000	60,284
Royal Bank of Canada	Banks	1,205	90,678
TELUS Corp.	Diversified Telecommunication Services	800	28,408
The Toronto-Dominion Bank	Banks	1,613	93,301
			646,717
China 10.0%
[a] Alibaba Group Holding Ltd., ADR	Internet Software & Services	1,720	319,112
Brilliance China Automotive Holdings Ltd.	Automobiles	50,000	90,243
China Merchants Bank Co. Ltd., H	Banks	16,000	59,041
[a] Ctrip.com International Ltd., ADR	Internet & Direct Marketing Retail	4,280	203,857
Ping An Insurance (Group) Co. of China Ltd., H	Insurance	14,500	133,440
	Semiconductors & Semiconductor
Silergy Corp.	Equipment	4,000	97,217
Tencent Holdings Ltd.	Internet Software & Services	4,500	225,876
			1,128,786
Egypt 1.1%
[a] Ezz Steel	Metals & Mining	77,099	126,487

Finland 0.9%
Tieto OYJ	IT Services	3,089	100,118

France 7.4%
Capgemini SE	IT Services	969	130,332
Maisons du Monde SA	Specialty Retail	2,169	79,872
Sanofi	Pharmaceuticals	2,012	161,267
Schneider Electric SE	Electrical Equipment	1,389	115,824
SEB SA	Household Durables	605	105,673
SPIE SA	Commercial Services & Supplies	5,233	106,188
Vinci SA	Construction & Engineering	1,437	138,181
			837,337
Hong Kong 2.2%
AIA Group Ltd.	Insurance	14,600	127,661
IMAX China Holding Inc.	Media	9,200	28,027

	Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

[a] Samsonite International SA	Textiles, Apparel & Luxury Goods	26,400	93,379
			249,067
India 2.8%
Bharti Airtel Ltd.	Wireless Telecommunication Services	7,198	40,127
HDFC Bank Ltd.	Banks	5,480	168,639
Infosys Ltd.	IT Services	3,023	57,676
[a] MakeMyTrip Ltd.	Internet & Direct Marketing Retail	1,400	50,610
			317,052
Indonesia 0.5%
Bank Central Asia Tbk PT	Banks	39,700	59,495

Ireland 0.1%
Glanbia PLC	Food Products	360	6,683

Italy 7.3%
Banca Generali SpA	Capital Markets	4,664	116,206
Cerved Group SpA	Diversified Financial Services	13,780	148,017
FinecoBank Banca Fineco SpA	Banks	18,424	208,054
Italgas Reti SpA	Gas Utilities	31,005	170,936
Prysmian SpA	Electrical Equipment	4,508	112,267
Snam SpA	Oil, Gas & Consumable Fuels	15,045	62,815
			818,295
Japan 14.7%
Astellas Pharma Inc.	Pharmaceuticals	2,500	38,121
Bridgestone Corp.	Auto Components	900	35,207
Daikin Industries Ltd.	Building Products	900	107,823
Denso Corp.	Auto Components	2,500	122,151
	Technology Hardware, Storage &
FUJIFILM Holdings Corp.	Peripherals	900	35,150
Honda Motor Co. Ltd.	Automobiles	4,400	129,221
JXTG Holdings Inc.	Oil, Gas & Consumable Fuels	22,900	159,234
Mitsubishi Electric Corp.	Electrical Equipment	8,000	106,496
Mitsubishi UFJ Financial Group Inc.	Banks	16,000	91,162
	Electronic Equipment, Instruments &
Murata Manufacturing Co. Ltd.	Components	400	67,241
Nidec Corp.	Electrical Equipment	900	135,083
Otsuka Holdings Co. Ltd.	Pharmaceuticals	900	43,584
Panasonic Corp.	Household Durables	1,600	21,574
Pigeon Corp.	Household Products	1,200	58,394
SCSK Corp.	IT Services	900	41,845
SoftBank Group Corp.	Wireless Telecommunication Services	1,300	93,576
Sony Corp.	Household Durables	1,200	61,362
Sumitomo Chemical Co. Ltd.	Chemicals	17,000	96,384
Sumitomo Electric Industries Ltd.	Auto Components	3,600	53,627
Suntory Beverage & Food Ltd.	Beverages	500	21,352
The Dai-ichi Life Holdings Inc.	Insurance	5,600	99,902
Toyota Motor Corp.	Automobiles	500	32,366
			1,650,855
Mexico 1.2%
America Movil SAB de CV, L	Wireless Telecommunication Services	80,000	67,441
Fomento Economico Mexicano SAB de CV	Beverages	7,600	67,645
			135,086
Netherlands 3.3%
	Semiconductors & Semiconductor
ASML Holding NV	Equipment	1,012	200,511
ASR Nederland NV	Insurance	4,056	165,651
			366,162
Norway 2.7%
[a] Atea ASA	IT Services	390	5,618
[b] Sbanken ASA, 144A	Banks	14,880	156,278

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

TGS NOPEC Geophysical Co. ASA	Energy Equipment & Services	3,916	144,140
			306,036
Philippines 0.6%
BDO Unibank Inc.	Banks	13,400	31,512
Security Bank Corp.	Banks	9,920	37,176
			68,688
Portugal 0.1%
Corticeira Amorim SGPS SA	Paper & Forest Products	440	5,764
Russia 1.0%
Gazprom PJSC	Oil, Gas & Consumable Fuels	23,680	53,253
[a,c] Mail.Ru Group Ltd., GDR, Reg S	Internet Software & Services	2,100	60,900
			114,153
Singapore 1.0%
DBS Group Holdings Ltd.	Banks	5,600	109,289

South Africa 1.6%
Naspers Ltd., N	Media	640	162,729
	Equity Real Estate Investment Trusts
Redefine Properties Ltd.	(REITs)	24,352	18,637
			181,366
South Korea 2.9%
Lotte Chemical Corp.	Chemicals	340	106,164
Naver Corp.	Internet Software & Services	132	90,369
	Technology Hardware, Storage &
Samsung Electronics Co. Ltd.	Peripherals	3,200	133,943
			330,476
Spain 5.0%
Applus Services SA	Professional Services	10,132	135,213
Cia de Distribucion Integral Logista Holdings SA	Air Freight & Logistics	5,669	146,674
Ebro Foods SA	Food Products	249	5,811
Mediaset Espana Comunicacion SA	Media	2,910	24,537
	Equity Real Estate Investment Trusts
Merlin Properties Socimi SA	(REITs)	10,605	154,216
Tecnicas Reunidas SA	Energy Equipment & Services	2,825	91,001
			557,452
Sweden 0.7%
Byggmax Group AB	Specialty Retail	17,357	75,668
Switzerland 4.1%
Ferguson PLC	Trading Companies & Distributors	909	73,807
Novartis AG	Pharmaceuticals	2,516	190,749
Roche Holding AG	Pharmaceuticals	861	191,242
			455,798
Taiwan 2.3%
	Technology Hardware, Storage &
Ennoconn Corp.	Peripherals	4,000	58,055
	Semiconductors & Semiconductor
Taiwan Semiconductor Manufacturing Co. Ltd.	Equipment	28,000	198,829
			256,884
Thailand 1.3%
Kasikornbank PCL, fgn	Banks	9,300	56,142
Minor International PCL, fgn	Hotels, Restaurants & Leisure	44,000	43,163

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

The Siam Cement PCL, fgn	Construction Materials	3,700	46,013
			145,318
United Arab Emirates 0.4%
Emirates NBD PJSC	Banks	17,244	45,960

United Kingdom 12.3%
Associated British Foods PLC	Food Products	1,180	42,655
AstraZeneca PLC	Pharmaceuticals	1,040	72,127
Bodycote PLC	Machinery	6,664	86,178
BP PLC	Oil, Gas & Consumable Fuels	15,769	120,396
British American Tobacco PLC	Tobacco	1,364	68,972
Bunzl PLC	Trading Companies & Distributors	2,260	68,477
Close Brothers Group PLC	Capital Markets	3,485	68,372
	Equity Real Estate Investment Trusts
Derwent London PLC	(REITs)	1,860	76,273
DS Smith PLC	Containers & Packaging	11,881	81,755
Howden Joinery Group PLC	Trading Companies & Distributors	13,249	93,792
[c] Ibstock PLC, Reg S	Construction Materials	20,968	82,828
Imperial Brands PLC	Tobacco	2,081	77,533
National Grid PLC	Multi-Utilities	4,681	51,814
Prudential PLC	Insurance	2,702	61,875
Reckitt Benckiser Group PLC	Household Products	645	53,129
RELX PLC	Professional Services	3,085	66,084
Restore PLC	Commercial Services & Supplies	8,393	57,177
Smith & Nephew PLC	Health Care Equipment & Supplies	3,440	63,492
	Equity Real Estate Investment Trusts
Unite Group PLC	(REITs)	7,456	84,755
			1,377,684
Total Common Stocks (Cost $10,546,261)			11,019,442
Preferred Stocks 0.6%
Brazil 0.6%
[d] Banco Bradesco SA, 4.234%, pfd.	Banks	3,250	22,723
[d] Itau Unibanco Holding SA, 7.318%, pfd.	Banks	2,000	20,970
[d] Petroleo Brasileiro SA, 0.291%, pfd.	Oil, Gas & Consumable Fuels	2,600	11,617
[d] Usinas Siderurgicas de Minas Gerais SA, 0.656%, pfd., A	Metals & Mining	5,200	9,893
Total Preferred Stocks (Cost $81,336)			65,203
Total Investments (Cost $10,627,597) 98.7%			11,084,645

Other Assets, less Liabilities 1.3%			146,073
Net Assets 100.0%			$11,230,718

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the
Trust's Board of Trustees. At June 30, 2018, the value of this security was $156,278, representing 1.4% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At June 30,
2018, the aggregate value of these securities was $143,728, representing 1.3% of net assets.
dVariable rate security. The rate shown represents the yield at period end.

Abbreviations

Selected Portfolio

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2018 (unaudited)

Franklin Liberty Investment Grade Corporate ETF	Country	Principal Amount*	Value
Corporate Bonds & Notes 96.8%
Air Freight & Logistics 1.3%
FedEx Corp., senior bond, 4.75%, 11/15/45	United States	440,000	$439,851

Automobiles 1.7%
Ford Motor Credit Co. LLC, senior note, 2.343%, 11/02/20	United States	600,000	584,607

Banks 23.1%
[a] ABN AMRO Bank NV, senior note, 144A, 2.65%, 1/19/21	Netherlands	720,000	708,363
[a] ANZ New Zealand International Ltd. of London, senior note, 144A, 2.87%,
1/25/22	New Zealand	600,000	585,593
Bank of America Corp., sub. bond, 4.183%, 11/25/27	United States	985,000	961,130
[a] BPCE SA, sub. note, 144A, 5.15%, 7/21/24	France	600,000	609,132
Citigroup Inc., sub. note, 4.05%, 7/30/22	United States	620,000	623,928
[a] Commonwealth Bank of Australia, sub. note, 144A, 4.50%, 12/09/25	Australia	790,000	785,263
HSBC Holdings PLC, junior sub. bond, 6.25% to 3/23/23, FRN thereafter,
Perpetual	United Kingdom	200,000	196,500
HSBC USA Inc., sub. note, 5.00%, 9/27/20	United States	644,000	663,287
JPMorgan Chase & Co., sub. note, 3.375%, 5/01/23	United States	980,000	957,802
Santander UK Group Holdings PLC, senior note, 2.875%, 8/05/21	United Kingdom	430,000	417,058
[a] Standard Chartered PLC, senior note, 144A, 3.885% to 3/15/23, FRN
thereafter, 3/15/24	United Kingdom	525,000	516,043
Sumitomo Mitsui Banking Corp., senior note, 2.514%, 1/17/20	Japan	750,000	742,253
Wells Fargo & Co., sub. bond, 4.75%, 12/03/46	United States	400,000	387,961
			8,154,313
Beverages 1.9%
Anheuser-Busch InBev Finance Inc., senior bond, 4.70%, 2/01/36	Belgium	660,000	670,901
Biotechnology 2.4%
Biogen Inc., senior bond, 5.20%, 9/15/45	United States	400,000	426,055
Celgene Corp., senior note, 3.25%, 2/20/23	United States	430,000	420,495
			846,550
Building Products 1.2%
[a] CRH America Finance Inc., senior note, 144A, 3.95%, 4/04/28	United States	430,000	415,960
Capital Markets 5.3%
Morgan Stanley, sub. bond, 3.95%, 4/23/27	United States	855,000	816,557
The Goldman Sachs Group Inc., sub. note, 4.25%, 10/21/25	United States	1,060,000	1,045,432
			1,861,989
Consumer Finance 0.9%
Capital One Bank USA NA, senior note, 2.25%, 2/13/19	United States	300,000	298,866

Diversified Financial Services 4.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, senior note,
5.00%, 10/01/21	Netherlands	565,000	582,616
[a] Ashtead Capital Inc., second lien, 144A, 4.125%, 8/15/25	United Kingdom	220,000	206,250
GE Capital International Funding Co., senior bond, 4.418%, 11/15/35	United States	675,000	655,098
			1,443,964
Diversified Telecommunication Services 5.0%
AT&T Inc., senior note, 5.35%, 9/01/40	United States	500,000	489,540
Telefonica Emisiones S.A.U., senior bond, 7.045%, 6/20/36	Spain	375,000	451,994
Verizon Communications Inc., senior bond, 5.50%, 3/16/47	United States	765,000	804,564
			1,746,098
Electric Utilities 4.4%
Duke Energy Corp., senior bond, 4.80%, 12/15/45	United States	365,000	383,295
Georgia Power Co., senior bond, 4.30%, 3/15/42	United States	680,000	680,173

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

[a] Saudi Electricity Global Sukuk Co. 2, senior bond, 144A, 5.06%, 4/08/43	Cayman Islands	500,000	488,173
			1,551,641
Equity Real Estate Investment Trusts (REITs) 2.6%
American Tower Corp., senior note, 3.40%, 2/15/19	United States	363,000	364,032
Realty Income Corp., senior bond, 3.00%, 1/15/27	United States	590,000	540,996
			905,028
Food & Staples Retailing 4.2%
[a] CK Hutchison International 16 Ltd., senior note, 144A, 1.875%, 10/03/21	Hong Kong	600,000	570,866
The Kroger Co., senior note, 4.00%, 2/01/24	United States	505,000	506,755
Walgreens Boots Alliance Inc., senior bond, 4.80%, 11/18/44	United States	410,000	387,453
			1,465,074
Food Products 3.0%
Kraft Heinz Foods Co., senior bond, 5.20%, 7/15/45	United States	370,000	361,232
[a] Mondelez International Holdings Netherlands B.V., senior note, 144A,
2.00%, 10/28/21	United States	735,000	701,789
			1,063,021
Health Care Equipment & Supplies 1.3%
Medtronic Inc., senior note, 2.50%, 3/15/20	United States	460,000	456,921
Health Care Providers & Services 2.3%
Anthem Inc., senior note, 4.101%, 3/01/28	United States	450,000	441,074
HCA Inc., senior secured note, 6.50%, 2/15/20	United States	365,000	379,828
			820,902
Insurance 4.0%
[a] AIA Group Ltd., senior note, 144A, 2.25%, 3/11/19	Hong Kong	400,000	397,476
MetLife Inc., junior sub. bond, 6.40% to 12/15/36, FRN thereafter, 12/15/66	United States	475,000	504,688
Prudential Financial Inc., junior sub. bond, 5.20% to 3/15/24, FRN
thereafter, 3/15/44	United States	515,000	513,712
			1,415,876
Internet Software & Services 1.7%
Alibaba Group Holding Ltd., senior note, 2.50%, 11/28/19	China	615,000	611,021
Machinery 1.1%
CNH Industrial NV, senior note, 4.50%, 8/15/23	Netherlands	400,000	403,160
Media 4.5%
21st Century Fox America Inc., senior bond, 6.40%, 12/15/35	United States	450,000	541,300
Charter Communications Operating LLC/Charter Communications
Operating Capital Corp., senior secured note, first lien, 4.464%, 7/23/22	United States	405,000	410,339
NBCUniversal Media LLC, senior note, 4.375%, 4/01/21	United States	630,000	646,584
			1,598,223
Metals & Mining 1.3%
[a] Glencore Funding LLC, senior note, 144A, 4.125%, 5/30/23	Switzerland	475,000	474,482
Multiline Retail 0.9%
Dollar Tree Inc., senior note, 3.70%, 5/15/23	United States	325,000	322,439
Oil, Gas & Consumable Fuels 8.8%
Anadarko Petroleum Corp., senior note, 6.20%, 3/15/40	United States	355,000	401,211
Chevron Corp., senior note, 2.954%, 5/16/26	United States	545,000	523,410
Ecopetrol SA, senior bond, 5.875%, 5/28/45	Colombia	205,000	195,201
Energy Transfer Partners LP, senior bond, 6.50%, 2/01/42	United States	200,000	206,682
Enterprise Products Operating LLC, senior bond, 5.10%, 2/15/45	United States	470,000	485,627
MPLX LP, senior bond, 4.125%, 3/01/27	United States	435,000	415,692
Sabine Pass Liquefaction LLC, senior secured bond, first lien, 4.20%,
3/15/28	United States	400,000	388,005

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Shell International Finance BV, senior note, 2.125%, 5/11/20	Netherlands	500,000	494,141
			3,109,969
Road & Rail 1.5%
Burlington Northern Santa Fe LLC, senior bond, 3.25%, 6/15/27	United States	535,000	518,824
Software 1.8%
Microsoft Corp., senior bond, 4.45%, 11/03/45	United States	580,000	625,938
Specialty Retail 2.6%
[a] Michael Kors USA Inc., senior note, 144A, 4.00%, 11/01/24	United States	290,000	283,680
The Home Depot Inc., senior bond, 3.00%, 4/01/26	United States	670,000	640,852
			924,532
Technology Hardware, Storage & Peripherals 1.0%
[a] Dell International LLC/EMC Corp., senior secured note, first lien, 144A,
4.42%, 6/15/21	United States	345,000	350,279
Tobacco 1.1%
Reynolds American Inc., senior bond, 5.85%, 8/15/45	United States	360,000	394,387
Transportation Infrastructure 1.8%
[a] DP World Ltd., senior bond, 144A, 6.85%, 7/02/37	United Arab Emirates	300,000	343,134
[a] Mexico City Airport Trust, secured bond, 144A, 5.50%, 7/31/47	Mexico	335,000	300,160
			643,294
Total Investments before Short Term Investments (Cost $35,013,197)			34,118,110
Short-Term Investments 2.3%
U.S. Government & Agency Securities (Cost $814,963) 2.3%
[b] FHLB, 7/02/18	United States	815,000	814,963
Total Investments (Cost $35,828,160) 99.1%			34,933,073
Other Assets, less Liabilities 0.9%			321,305
Net Assets 100.0%			$35,254,378

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2018, the aggregate value of these securities was $7,736,643, representing 21.9% of net assets.
bThe security was issued on a discount basis with no stated coupon rate.

Abbreviations

Selected Portfolio

FHLB	-	Federal Home Loan Bank
FRN	-	Floating Rate Note
REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST
Statement of Investments, June 30, 2018 (unaudited)

Franklin Liberty Municipal Bond ETF	Principal Amount	Value
Municipal Bonds 99.1%
Alaska 2.1%
Matanuska-Susitna Borough Lease Revenue, State of Alaska Lease Revenue Goose Creek Correctional
Center Project, Refunding, 4.00%, 9/01/30	$150,000	$156,546
Arizona 1.6%
Phoenix Civic Improvement Corp., Wastewater System Revenue, junior lien, Series A, 5.00%, 7/01/25	100,000	117,352
Arkansas 1.4%
Little Rock School District GO, Pulaski County, Construction, 3.00%, 2/01/25	100,000	101,653
California 9.0%
Burbank RDA Successor Agency Tax Allocation Revenue, Los Angeles County, Refunding, 3.00%, 12/01/32	100,000	96,803
Clovis USD, GO, CABS, Refunding, zero cpn., 8/01/35	200,000	107,390
Konocti USD, GO, Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn., 8/01/28	150,000	106,306
Perris Joint Powers Authority Local Agency Revenue, CFD No. 2001-1, Improvement Area Nos. 4 and 5,
CFD No. 2005-1, Improvement Area 4, Refunding, Series B, 5.00%, 9/01/37	100,000	110,921
South Tahoe Joint Powers Financing Authority Lease Revenue, Redevelopment Project Area No. 1, Series A,
BAM Insured, 5.00%, 10/01/30	100,000	115,775
University of California Revenue, Limited Project, Series M, 5.00%, 5/15/34	100,000	118,112
		655,307
Colorado 6.1%
Adams and Weld Counties School District No. 27J Brighton GO, 5.00%, 12/01/42	100,000	115,757
Cherry Creek Co. School District No. 5 GO, Arapahoe County, Refunding, Series C, 5.00%, 12/15/35	100,000	117,700
Colorado Springs Utilities System Revenue, Refunding, Series A, 4.00%, 11/15/33	100,000	107,181
Colorado State Board of Governors University Enterprise System Revenue, Refunding, Series A, 4.00%,
3/01/35	100,000	105,979
		446,617
Connecticut 1.5%
Connecticut State Special Tax Obligation Revenue, Series A, 5.00%, 8/01/31	100,000	110,716
Florida 1.6%
Gainesville Utilities System Revenue, Series A, 5.00%, 10/01/36	100,000	116,653
Hawaii 1.5%
Hawaii State GO, Refunding, Series FH, 4.00%, 10/01/30	100,000	107,555
Kansas 3.0%
Douglas County USD No. 497 GO, Series A, 3.50%, 9/01/32	100,000	103,005
Kansas State Department of Transportation Highway Revenue, Series A, 5.00%, 9/01/31	100,000	118,732
		221,737
Louisiana 1.4%
Louisiana GO, Series B, 4.00%, 10/01/34	100,000	104,883
Maine 1.6%
Maine Municipal Bond Bank Revenue, Series C, 5.00%, 11/01/31	100,000	118,036
Maryland 1.3%
Prince George's County GO, Consolidated Public Improvement, Series A, 3.00%, 9/15/32	100,000	98,178
Massachusetts 1.6%
Massachusetts Bay Transportation Authority Sales Tax Revenue, Sustainability Bonds, Subordinate, Series
A, Subseries A-1, 5.00%, 7/01/33	100,000	116,866
Minnesota 6.7%
Minnesota State Higher Education Facilities Authority Revenue, Macalester College, Refunding, 3.00%,
3/01/35	150,000	142,229
Northern Municipal Power Agency Electric System Revenue, Refunding, 5.00%, 1/01/36	100,000	112,504
Southern Minnesota Municipal Power Agency Power Supply System Revenue, Series A, 5.00%, 1/01/31	100,000	117,411

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

University of Minnesota GO, Series A, 5.00%, 9/01/42	100,000	116,173
		488,317
Missouri 1.3%
Platte County School District Park Hill GO, Direct Deposit Program, 3.00%, 3/01/33	100,000	96,081
Montana 1.6%
Cascade County High School Dist A Great Falls GO, School Building, 5.00%, 7/01/25	100,000	115,743
Nevada 3.1%
Clark County School District GO, Building, Refunding, Series A, 5.00%, 6/15/26	100,000	115,813
Lyon County School District GO, Refunding, Series A, PSF Guarantee, 4.00%, 6/01/28	100,000	109,486
		225,299
New Jersey 1.4%
Pinelands Regional School District GO, Refunding, AGMC Insured, 3.00%, 8/01/27	100,000	99,999

New York 7.6%
MTA Revenue, Transportation, Green Bonds, Climate Bond Certified, Refunding, Series B, 5.00%, 11/15/28	100,000	118,979
New York City GO, Fiscal 2018, Series B, Subseries B-1, 4.00%, 10/01/36	100,000	104,640
New York City Transitional Finance Authority Revenue, Future Tax Secured, Subordinate, Fiscal 2018, Series
B, Subseries B-1, 5.00%, 8/01/34	100,000	116,220
New York State Dormitory Authority Revenues, Non-State Supported Debt, School Districts, Financing
Program, Refunding, Series G, BAM Insured, 3.00%, 10/01/33	100,000	93,733
New York State Dormitory Authority Sales Tax Revenue, Series A, 5.00%, 3/15/33	100,000	118,105
		551,677
North Carolina 2.9%
University of North Carolina at Charlotte Revenue, General, Board of Governors, Refunding, 4.00%, 10/01/34	100,000	106,190
Winston-Salem City Water and Sewer System Revenue, 4.00%, 6/01/33	100,000	108,092
		214,282
Ohio 8.3%
Cleveland Water Revenue, second lien, Refunding, Series B, 5.00%, 1/01/27	100,000	118,270
Columbus GO, Series A, 3.00%, 4/01/28	100,000	100,688
Franklin County Hospital Facilities Revenue, Nationwide Children's Hospital Project, Refunding, Series A,
3.125%, 11/01/33	50,000	49,487
Licking Heights Local School District GO, School Facilities Construction and Improvement, Series B, 5.00%,
10/01/30	100,000	115,950
Northeast Regional Sewer District Revenue, Wastewater Improvement, Refunding, 4.00%, 11/15/34	100,000	106,807
Ohio State Water Development Authority Revenue, Community Assistance, Refunding, 4.00%, 12/01/30	100,000	111,838
		603,040
Oregon 6.6%
Metro Dedicated Tax Revenue, Oregon Convention Center Hotel Project, 5.00%, 6/15/29	100,000	117,222
Oregon Housing and Community Services Department Mortgage Revenue, Series D, 3.15%, 7/01/32	100,000	97,780
Portland Community College District GO, Multomah Washington Yamhill Clackamas and Columbia Counties,
Refunding, 5.00%, 6/15/25	100,000	117,460
Washington County GO, Full Faith and Credit Obligations, Series B, 5.00%, 3/01/25	125,000	146,319
		478,781
Pennsylvania 1.7%
Pennsylvania State Economic Development Financing Authority University of Pittsburgh - Medical Center
Revenue, Refunding, Series A, 3.375%, 11/15/33	125,000	120,551

Tennessee 7.8%
Johnson City GO, Refunding, Series A, 5.00%, 6/01/22	100,000	111,111
Kingsport GO, Series B, 3.00%, 3/01/35	130,000	121,798
Lawrenceburg GO, Refunding, 2.50%, 6/01/27	100,000	99,129
Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue, Green Bonds,
Subordinate, Refunding, Series A, 5.00%, 7/01/36	100,000	116,349
Tennessee State School Bond Authority Revenue, Higher Educational Facilities Second Program, Series A,
5.00%, 11/01/37	100,000	117,319
		565,706
Texas 7.4%
El Paso Water and Sewer Revenue, Refunding and Improvement, 4.00%, 3/01/33	100,000	106,396

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Rockwall ISD, GO, Refunding, PSF Guarantee, 5.00%, 2/15/31	100,000	118,672
Round Rock Utility Revenue, Refunding, 2.75%, 8/01/29	100,000	95,778
Texas State Water Development Board Revenue, State Water Implementation, Master Trust, Series A,
4.00%, 10/15/33	100,000	107,208
University of Texas System Revenue, Financing System, Refunding, Series A, 5.00%, 8/15/22	100,000	112,091
		540,145
Utah 1.3%
Utah State Building Ownership Authority Lease Revenue, State Facilities Master Lease Program, 2.50%,
5/15/27	100,000	97,350
Washington 6.3%
Seattle Municipal Light and Power Revenue, Improvement and Refunding, Series C, 4.00%, 9/01/35	100,000	106,306
Spokane County School District No. 356, Central Valley GO, 5.00%, 12/01/26	100,000	118,773
Washington Health Care Facilities Authority Revenue, MultiCare Health System, Refunding, Series B, 5.00%,
8/15/29	100,000	117,327
Washington State GO, Various Purpose, Series A, 5.00%, 8/01/30	100,000	118,052
		460,458
Wisconsin 1.4%
Fond Du Lac GO, Fond Du Lac County, Refunding, Series B, 2.00%, 4/01/22	100,000	99,784

Total Investments (Cost $7,406,014) 99.1%		7,229,312

Other Assets, less Liabilities 0.9%		68,845
Net Assets 100.0%		$7,298,157

Abbreviations

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
BAM	-	Build America Mutual Assurance Co.
CFD	-	Community Facilities District
GO	-	General Obligation
ISD	-	Independent School District
MTA	-	Metropolitan Transit Authority
PSF	-	Permanent School Fund
RDA	-	Redevelopment Agency/Authority
USD	-	Unified/Union School District

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2018 (unaudited)

Franklin Liberty Senior Loan ETF	Country	Principal Amount*	Value
[a] Senior Floating Rate Interests 93.5%
Airlines 2.4%
[b,c] American Airlines, Inc., 2018 Replacement Term Loans B, TBD, 6/27/25	United States	610,000	$600,516
Broadcasting 3.4%
[b,c] Sinclair Television Group Inc., Tranche B Term Loans, TBD, 1/03/24	United States	840,000	839,895
Cable & Satellite 5.5%
Charter Communications Operating LLC, Term Loan B, 4.10%, (1-month
USD LIBOR + 2.00%), 4/30/25	United States	648,371	648,518
[b,c] CSC Holdings LLC, March 2017 Incremental Term Loans, TBD, 7/17/25	United States	740,000	735,553
			1,384,071
Casinos & Gaming 8.2%
[b,c] Aristocrat Technologies, Inc., Term B-3 Loans, TBD, 10/19/24	Australia	708,925	705,512
Caesars Resort Collection LLC/CRC Finco Inc., Term B Loan, 4.844%, (1-
month USD LIBOR + 2.75%), 12/22/24	United States	837,895	837,446
[b,c] Las Vegas Sands LLC, Term B Loans, TBD, 3/27/25	United States	520,000	517,107
			2,060,065
Catalog Retail 2.6%
[b,c] Harbor Freight Tools USA Inc., Refinancing Loans, TBD, 8/18/23	United States	650,000	647,911
Data Processing & Outsourced Services 1.9%
[b,c] First Data Corp., Term A Loan, TBD, 6/02/20	United States	490,000	488,571
Diversified Support Services 3.9%
[b,c] Asurion LLC, Replacement B-6 Term Loans, TBD, 11/03/23	United States	980,000	980,102
Food Distributors 3.9%
[b,c] Aramark Services, Inc., 2017 Term Loan B1, TBD, 3/11/25	United States	450,000	450,281
[b,c] Aramark Services, Inc., 2018 Term Loan B1, TBD, 3/11/25	United States	200,000	200,125
[b,c] U.S. Foods Inc., First Lien Term Loan, TBD, 6/27/23	United States	325,000	325,102
			975,508
Health Care Distributors 1.6%
[b,c] Mallinckrodt International Finance SA/CB LLC, Extended Term Loan B,
TBD, 9/24/24	Luxembourg	400,000	392,500
Health Care Facilities 2.1%
[b,c] HCA Inc., Term Loan B11, TBD, 3/18/23	United States	520,000	521,097
Health Care Services 8.4%
[b,c] Air Medical Group Holdings Inc., 2018 New Term Loans, TBD, 3/14/25	United States	1,110,000	1,098,068
[b,c] Envision Healthcare Corp., Initial Term Loans, TBD, 12/01/23	United States	1,008,229	1,009,010
			2,107,078
Hotels, Resorts & Cruise Lines 2.6%
[b,c] Hilton Worldwide Finance LLC, Series B-2 Term Loans, TBD, 10/25/23	United States	650,000	650,372
Independent Power Producers & Energy Traders 3.1%
[b,c] NRG Energy Inc., Term Loan B, TBD, 6/30/23	United States	780,000	776,539
Internet Software & Services 6.1%
[b,c] Go Daddy Operating Co. LLC, Term Loan B, TBD, 2/15/24	United States	720,000	717,450
[b,c] Rackspace Hosting Inc., Term B Loans, TBD, 11/03/23	United States	810,000	801,394
			1,518,844
Packaged Foods & Meats 6.7%
[b,c] JBS USA LUX SA, New Initial Term Loans, TBD, 10/30/22	United States	880,000	876,241

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

[b,c] Post Holdings Inc., 2017 Series A Incremental Term Loans, TBD, 5/24/24	United States	810,000	808,270
			1,684,511
Pharmaceuticals 10.6%
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial Term
Loans, 6.375%, (1-month USD LIBOR + 4.25%), 4/29/24	Luxembourg	1,097,229	1,092,086
[b,c] Grifols Worldwide Operations USA Inc., Tranche B Term Loan, TBD,
1/31/25	United States	720,000	720,825
[b,c] Valeant Pharmaceuticals International Inc., Initial Term Loans, TBD,
6/01/25	Canada	850,000	848,304
			2,661,215
Research & Consulting Services 3.1%
[b,c] Nielsen Finance LLC, Class B-4 Term Loans, TBD, 10/04/23	United States	780,000	780,390
Security & Alarm Services 2.8%
[b,c] Prime Security Services Borrower LLC, Term B-1 Loans, TBD, 5/02/22	United States	710,000	707,726
Specialized Consumer Services 1.1%
[b,c] Sabre GLBL Inc., 2018 Other Term B Loans, TBD, 2/22/24	United States	270,000	269,775
Specialized Finance 1.3%
[b,c] Trans Union, LLC, Term A-2 Facility, TBD, 8/09/22	United States	325,000	324,729
Specialty Chemicals 2.6%
[b,c] Axalta Coating Systems U.S. Holdings Inc., Term B-3 Dollar Loan, TBD,
6/01/24	Netherlands	650,000	647,784
Specialty Stores 3.6%
[b,c] Michaels Stores Inc., Term B Loan, TBD, 1/28/23	United States	910,000	904,085
Technology Hardware, Storage & Peripherals 3.0%
[b,c] Western Digital Corp., US Term B-4 Loan, TBD, 4/29/23	United States	750,000	750,859
Trading Companies & Distributors 3.0%
[b,c] Univar USA Inc., Term B-3 Loans, TBD, 7/01/24	United States	750,000	749,531
Total Investments before Short Term Investments (Cost $23,535,115)			23,423,674
Short-Term Investments 68.8%
U.S. Government & Agency Securities (Cost $17,214,221) 68.8%
[d] FHLB, 7/02/18	United States	17,215,000	17,214,221
Total Investments (Cost $40,749,336) 162.3%			40,637,895
Other Assets, less Liabilities (62.3)%			(15,592,578)
Net Assets 100.0%			$25,045,317

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aThe coupon rate shown represents the rate at period end.
bA portion or all of the security purchased on a delayed delivery basis.
cA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
dThe security was issued on a discount basis with no stated coupon rate.

Abbreviations

Selected Portfolio

FHLB	-	Federal Home Loan Bank
LIBOR	-	London InterBank Offered Rate
REIT	-	Real Estate Investment Trust
TBD	-	To be determined

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Currency

USD	-	United States Dollar

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2018 (unaudited)

Franklin Liberty U.S. Low Volatility ETF	Shares	Value
Common Stocks 100.1%
Consumer Discretionary 13.2%
Comcast Corp., A	5,194	$170,415
Ford Motor Co.	14,333	158,666
Lowe's Cos. Inc.	1,736	165,910
Marriott International Inc., A	1,247	157,870
McDonald's Corp.	1,033	161,861
Starbucks Corp.	2,967	144,938
The Home Depot Inc.	855	166,810
The TJX Cos. Inc.	1,779	169,325
The Walt Disney Co.	1,606	168,325
Yum! Brands Inc.	2,103	164,497
		1,628,617
Consumer Staples 7.2%
Church & Dwight Co. Inc.	3,416	181,594
Colgate-Palmolive Co.	2,702	175,117
PepsiCo Inc.	1,632	177,676
The Coca-Cola Co.	3,962	173,773
The Procter & Gamble Co.	2,265	176,806
		884,966
Energy 6.1%
Chevron Corp.	1,177	148,808
EOG Resources Inc.	1,263	157,155
Exxon Mobil Corp.	1,832	151,561
Schlumberger Ltd.	2,250	150,818
Valero Energy Corp.	1,267	140,422
		748,764
Financials 14.0%
Arthur J. Gallagher & Co.	2,068	134,999
BB&T Corp.	2,615	131,901
BlackRock Inc.	259	129,251
Chubb Ltd.	1,053	133,752
Intercontinental Exchange Inc.	1,839	135,258
JPMorgan Chase & Co.	1,270	132,334
S&P Global Inc.	659	134,363
The Progressive Corp.	2,204	130,367
The Travelers Cos. Inc.	1,065	130,292
U.S. Bancorp	2,644	132,253
W.R. Berkley Corp.	1,826	132,221
Wells Fargo & Co.	2,479	137,436
Willis Towers Watson PLC	887	134,469
		1,728,896
Health Care 14.0%
Abbott Laboratories	2,532	154,427
Baxter International Inc.	2,128	157,132
Becton Dickinson and Co.	686	164,338
Danaher Corp.	1,578	155,717
Johnson & Johnson	1,288	156,286
[a] Laboratory Corp. of America Holdings	851	152,780
Medtronic PLC	1,817	155,553
Merck & Co. Inc.	2,587	157,031
Pfizer Inc.	4,359	158,144
Stryker Corp.	930	157,040
UnitedHealth Group Inc.	624	153,092
		1,721,540
Industrials 10.0%
Fortive Corp.	1,332	102,711
General Dynamics Corp.	552	102,898

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Honeywell International Inc.	714	102,852
Illinois Tool Works Inc.	735	101,827
Lockheed Martin Corp.	347	102,514
Northrop Grumman Corp.	335	103,079
Raytheon Co.	535	103,351
Republic Services Inc.	1,522	104,044
Roper Technologies Inc.	377	104,018
United Parcel Service Inc., B	916	97,307
United Technologies Corp.	833	104,150
[a] Verisk Analytics Inc.	963	103,657
		1,232,408
Information Technology 24.5%
Accenture PLC, A	1,050	171,769
[a] Alphabet Inc., A	145	163,733
Amphenol Corp., A	1,914	166,805
Analog Devices Inc.	1,715	164,503
Apple Inc.	924	171,042
Automatic Data Processing Inc.	1,238	166,065
CDK Global LLC	2,676	174,074
Cisco Systems Inc.	3,917	168,549
Fidelity National Information Services Inc.	1,598	169,436
[a] Fiserv Inc.	2,254	166,999
Intuit Inc.	815	166,509
Mastercard Inc., A	859	168,811
Microsoft Corp.	1,702	167,834
Motorola Solutions Inc.	1,482	172,460
[a] Synopsys Inc.	1,924	164,637
Texas Instruments Inc.	1,510	166,477
Total System Services Inc.	1,958	165,490
Visa Inc., A	1,270	168,211
		3,023,404
Materials 3.0%
Air Products and Chemicals Inc.	586	91,258
DowDuPont Inc.	1,472	97,034
Ecolab Inc.	650	91,214
Praxair Inc.	605	95,681
		375,187
Real Estate 3.5%
Alexandria Real Estate Equities Inc.	842	106,235
American Tower Corp.	765	110,290
Equity Residential	1,717	109,356
UDR Inc.	2,927	109,880
		435,761
Telecommunication Services 1.8%
AT&T Inc.	3,327	106,830
Verizon Communications Inc.	2,222	111,789
		218,619
Utilities 2.8%
Consolidated Edison Inc.	1,121	87,415
DTE Energy Co.	847	87,775
Duke Energy Corp.	1,109	87,700
Xcel Energy Inc.	1,883	86,015
		348,905
Total Investments (Cost $11,283,714) 100.1%		12,347,067

Other Assets, less Liabilities (0.1)%		(9,018)
Net Assets 100.0%		$12,338,049

[a]Non-income producing.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2018 (unaudited)

Franklin LibertyQ Emerging Markets ETF	Industry	Shares	Value
Common Stocks 96.8%
Brazil 3.8%
Ambev SA	Beverages	701,500	$3,278,310
BB Seguridade Participacoes SA	Insurance	530,700	3,373,946
Cielo SA	IT Services	774,700	3,326,414
Companhia de Saneamento Basico do Estado de Sao Paulo	Water Utilities	183,000	1,107,779
	Independent Power and Renewable
Engie Brasil SA	Electricity Producers	122,000	1,085,424
IRB Brasil Resseguros SA	Insurance	42,700	536,608
M. Dias Branco SA	Food Products	54,900	533,675
Odontoprev SA	Health Care Providers & Services	219,600	746,003
			13,988,159
Chile 0.7%
Aguas Andinas SA, A	Water Utilities	1,681,709	921,466
Enel Chile SA	Electric Utilities	16,079,478	1,592,771
			2,514,237
China 12.1%
	Electronic Equipment, Instruments &
AAC Technologies Holdings Inc.	Components	244,000	3,436,642
Agricultural Bank of China Ltd., H	Banks	7,198,000	3,367,131
Anhui Conch Cement Co. Ltd., A	Construction Materials	12,200	61,669
Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	671,000	3,553,658
Bank of Communications Co. Ltd., A	Banks	97,600	84,558
Bank of Communications Co. Ltd., H	Banks	2,989,000	2,289,721
Bank of Guiyang Co. Ltd.	Banks	6,100	11,380
China CITIC Bank Corp. Ltd., H	Banks	4,941,000	3,092,278
China CITIC Bank Corp. Ltd., A	Banks	12,200	11,435
China Everbright Bank Co. Ltd., H	Banks	1,708,000	733,669
China Medical System Holdings Ltd.	Pharmaceuticals	488,000	975,322
China Minsheng Banking Corp. Ltd., H	Banks	2,232,500	1,596,381
China Mobile Ltd.	Wireless Telecommunication Services	427,000	3,793,524
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	1,220,000	2,895,487
	Independent Power and Renewable
China Yangtze Power Co. Ltd., A	Electricity Producers	36,600	89,107
China Zhongwang Holdings Ltd.	Metals & Mining	561,200	296,857
Chongqing Changan Automobile Co. Ltd.	Automobiles	12,200	16,573
Chongqing Changan Automobile Co. Ltd., B	Automobiles	292,800	295,955
Dali Foods Group Co. Ltd.	Food Products	701,500	540,960
Dongfeng Motor Group Co. Ltd., H	Automobiles	2,012,000	2,128,571
	Technology Hardware, Storage &
Focus Media Information Technology Co. Ltd.	Peripherals	36,600	52,867
Foshan Haitian Flavouring & Food Co. Ltd.	Food Products	6,100	67,764
Guangzhou Automobile Group Co. Ltd., H	Automobiles	1,952,000	1,908,347
Heilan Home Co. Ltd., A	Textiles, Apparel & Luxury Goods	6,100	11,721
Henan Shuanghui Investment & Development Co. Ltd.	Food Products	6,100	24,316
Industrial Bank Co. Ltd., A	Banks	54,900	119,324
Inner Mongolia Yili Industrial Group Co. Ltd., A	Food Products	18,300	77,119
Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	732,000	872,378
Longfor Properties Co. Ltd.	Real Estate Management & Development	945,500	2,548,907
New Hope Liuhe Co. Ltd.	Food Products	12,200	11,675
Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	549,000	699,769
Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	335,000	4,135,486
Sihuan Pharmaceutical Holdings Group Ltd.	Pharmaceuticals	2,257,000	503,445
Sinopec Shanghai Petrochemical Co. Ltd., A	Chemicals	12,200	10,478
Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	2,684,000	1,635,282
[a] YY Inc., ADR	Internet Software & Services	23,363	2,347,281
			44,297,037
Czech Republic 0.4%
Moneta Money Bank AS	Banks	304,207	1,041,707

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

O2 Czech Republic AS	Diversified Telecommunication Services	52,155	598,051
			1,639,758
Egypt 0.3%
Eastern Tobacco	Tobacco	56,791	573,053
ElSewedy Electric Co.	Electrical Equipment	37,820	421,981
			995,034
Hong Kong 0.4%
	Electronic Equipment, Instruments &
Kingboard Laminates Holding Ltd.	Components	396,500	489,721
Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	793,000	802,557
			1,292,278
Hungary 0.6%
MOL Hungarian Oil and Gas PLC	Oil, Gas & Consumable Fuels	241,743	2,334,300

India 13.3%
Bajaj Auto Ltd.	Automobiles	51,545	2,114,236
Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	466,528	2,541,851
Coal India Ltd.	Oil, Gas & Consumable Fuels	539,667	2,082,186
Dabur India Ltd.	Personal Products	324,642	1,854,792
Eicher Motors Ltd.	Machinery	8,845	3,690,907
HCL Technologies Ltd.	IT Services	292,312	3,951,748
Hero Motocorp Ltd.	Automobiles	39,589	2,007,041
Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	483,486	1,829,082
Hindustan Unilever Ltd.	Household Products	166,103	3,978,690
Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	859,124	1,956,117
Infosys Ltd.	IT Services	222,040	4,236,309
[b] InterGlobe Aviation Ltd., Reg S	Airlines	39,040	620,230
ITC Ltd.	Tobacco	927,810	3,604,802
Marico Ltd.	Personal Products	292,983	1,418,198
Maruti Suzuki India Ltd.	Automobiles	31,171	4,015,220
Nestle India Ltd.	Food Products	9,150	1,310,113
Pidilite Industries Ltd.	Chemicals	41,846	649,540
Tata Consultancy Services Ltd.	IT Services	147,315	3,972,871
Tech Mahindra Ltd.	IT Services	308,233	2,948,717
			48,782,650
Indonesia 4.0%
Adaro Energy Tbk PT	Oil, Gas & Consumable Fuels	5,093,500	636,243
Hanjaya Mandala Sampoerna Tbk PT	Tobacco	7,283,400	1,819,579
Matahari Department Store Tbk PT	Multiline Retail	2,202,100	1,352,302
PT Telkom Indonesia (Persero) Tbk	Diversified Telecommunication Services	16,073,500	4,206,254
Surya Citra Media Tbk PT	Media	4,733,600	680,476
Unilever Indonesia Tbk PT	Household Products	1,189,500	3,826,654
United Tractors Tbk PT	Oil, Gas & Consumable Fuels	1,030,900	2,273,304
			14,794,812
Malaysia 3.5%
AirAsia Group Bhd.	Airlines	799,100	591,486
Astro Malaysia Holdings Bhd.	Media	1,067,500	420,182
British American Tobacco Malaysia Bhd.	Tobacco	140,300	1,207,980
Digi.com Bhd.	Wireless Telecommunication Services	2,519,300	2,588,215
Fraser & Neave Holdings Bhd.	Beverages	42,700	412,465
Hartalega Holdings Bhd.	Health Care Equipment & Supplies	835,700	1,239,223
Nestle (Malaysia) Bhd.	Food Products	42,700	1,559,166
Petronas Chemicals Group Bhd.	Chemicals	1,677,500	3,492,456
Petronas Dagangan Bhd.	Oil, Gas & Consumable Fuels	122,000	749,004
Westports Holdings Bhd.	Transportation Infrastructure	701,500	588,708
			12,848,885
Mexico 2.1%
Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure	219,234	2,051,051
Kimberly-Clark de Mexico SAB de CV, A	Household Products	976,427	1,666,643

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing	1,564,406	4,167,345
			7,885,039
Pakistan 0.3%
Lucky Cement Ltd.	Construction Materials	76,250	318,894
MCB Bank Ltd.	Banks	237,900	387,398
Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels	420,900	539,320
			1,245,612
Philippines 0.5%
DMCI Holdings Inc.	Industrial Conglomerates	2,342,400	460,865
Globe Telecom Inc.	Wireless Telecommunication Services	19,520	563,279
Manila Electric Co.	Electric Utilities	128,710	857,624
			1,881,768
Poland 0.2%
[a] Jastrzebska Spolka Weglowa SA	Metals & Mining	28,365	581,096

Qatar 1.4%
Barwa Real Estate Co.	Real Estate Management & Development	33,001	309,979
Doha Bank QSC	Banks	103,639	761,424
Industries Qatar QSC	Industrial Conglomerates	99,613	2,927,380
Qatar Electricity & Water Co. QSC	Multi-Utilities	24,034	1,240,778
The Commercial Bank QSC	Banks	742	7,763
			5,247,324
Russia 11.7%
Alrosa PJSC	Metals & Mining	2,620,377	4,179,063
Federal Hydrogenerating Co.	Electric Utilities	71,058,351	765,632
Gazprom PJSC	Oil, Gas & Consumable Fuels	1,617,476	3,637,499
Inter RAO UES PJSC	Electric Utilities	26,178,272	1,711,749
LUKOIL PJSC	Oil, Gas & Consumable Fuels	53,924	3,740,990
Magnitogorsk Iron & Steel Works	Metals & Mining	1,183,827	803,347
MMC Norilsk Nickel PJSC	Metals & Mining	21,777	3,958,949
Mobile TeleSystems PJSC, ADR	Wireless Telecommunication Services	366,793	3,238,782
NLMK PJSC	Metals & Mining	843,386	2,042,338
[b] Novatek PJSC, GDR, Reg S	Oil, Gas & Consumable Fuels	29,463	4,369,363
[b] PhosAgro PJSC, GDR, Reg S	Chemicals	87,596	1,125,609
Polyus Gold PJSC	Metals & Mining	10,126	679,238
Rosneft PJSC	Oil, Gas & Consumable Fuels	692,045	4,372,292
Severstal PJSC	Metals & Mining	198,189	2,939,844
Surgutneftegas OAO	Oil, Gas & Consumable Fuels	3,764,310	1,709,781
Tatneft PAO	Oil, Gas & Consumable Fuels	346,602	3,736,464
			43,010,940
South Africa 4.5%
Clicks Group Ltd.	Food & Staples Retailing	86,864	1,245,518
Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels	133,468	1,224,035
	Equity Real Estate Investment Trusts
Fortress REIT Ltd., A	(REITs)	687,897	772,904
Kumba Iron Ore Ltd.	Metals & Mining	41,175	885,489
Mr. Price Group Ltd.	Specialty Retail	193,553	3,195,134
RMB Holdings Ltd.	Diversified Financial Services	239,608	1,324,935
Telkom SA SOC Ltd.	Diversified Telecommunication Services	140,117	501,329
Tiger Brands Ltd.	Food Products	100,711	2,435,066
Truworths International Ltd.	Specialty Retail	323,544	1,823,531
Vodacom Group Ltd.	Wireless Telecommunication Services	335,073	3,001,814
			16,409,755
South Korea 12.9%
BNK Financial Group Inc.	Banks	151,951	1,274,780
Coway Co. Ltd.	Household Durables	37,515	2,915,028
DGB Financial Group Inc.	Banks	113,643	1,045,169
Hana Financial Group Inc.	Banks	92,293	3,548,457
Hankook Tire Co. Ltd.	Auto Components	46,177	1,744,326
Hanwha Chemical Corp.	Chemicals	50,630	992,611
Hanwha Life Insurance Co. Ltd.	Insurance	166,530	791,933

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Hyundai Glovis Co. Ltd.	Air Freight & Logistics	6,283	651,132
Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	38,064	1,150,971
Industrial Bank of Korea	Banks	177,022	2,446,064
Kangwon Land Inc.	Hotels, Restaurants & Leisure	73,993	1,736,130
KB Financial Group Inc.	Banks	74,603	3,534,355
KT&G Corp.	Tobacco	41,785	4,011,660
LG Corp.	Industrial Conglomerates	46,482	3,007,045
	Electronic Equipment, Instruments &
LG Display Co. Ltd.	Components	134,383	2,206,558
Lotte Chemical Corp.	Chemicals	10,675	3,333,244
S-1 Corp.	Commercial Services & Supplies	11,529	1,001,352
S-Oil Corp.	Oil, Gas & Consumable Fuels	24,217	2,379,328
	Technology Hardware, Storage &
Samsung Electronics Co. Ltd.	Peripherals	73,017	3,056,297
	Semiconductors & Semiconductor
SK Hynix Inc.	Equipment	47,214	3,630,543
SK Telecom Co. Ltd.	Wireless Telecommunication Services	14,640	3,060,673
			47,517,656
Taiwan 13.1%
	Electronic Equipment, Instruments &
AU Optronics Corp.	Components	2,989,000	1,264,677
	Technology Hardware, Storage &
Catcher Technology Co. Ltd.	Peripherals	325,000	3,634,977
	Technology Hardware, Storage &
Chicony Electronics Co. Ltd.	Peripherals	366,000	824,711
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	1,037,000	3,741,411
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	1,037,000	2,680,211
Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	244,000	1,224,462
Formosa Chemicals & Fibre Corp.	Chemicals	976,000	3,889,466
Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	854,000	3,431,294
Formosa Plastics Corp.	Chemicals	1,037,000	3,826,443
	Technology Hardware, Storage &
Micro-Star International Co. Ltd.	Peripherals	427,000	1,319,297
Nan Ya Plastics Corp.	Chemicals	1,281,000	3,663,781
	Semiconductors & Semiconductor
Nanya Technology Corp.	Equipment	671,000	1,831,090
Nien Made Enterprise Co. Ltd.	Household Durables	122,000	1,042,393
	Semiconductors & Semiconductor
Novatek Microelectronics Corp. Ltd.	Equipment	427,000	1,925,726
	Semiconductors & Semiconductor
Phison Electronics Corp.	Equipment	122,000	964,364
President Chain Store Corp.	Food & Staples Retailing	366,000	4,147,564
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	1,037,000	3,758,417
	Semiconductors & Semiconductor
Taiwan Semiconductor Manufacturing Co. Ltd.	Equipment	488,000	3,465,307
	Semiconductors & Semiconductor
Vanguard International Semiconductor Corp.	Equipment	610,000	1,396,526
			48,032,117
Thailand 5.7%
Advanced Info Service PCL	Wireless Telecommunication Services	640,500	3,576,592
Airports of Thailand Public Co. Ltd., NVDR	Transportation Infrastructure	1,781,200	3,387,129
Bumrungrad Hospital PCL	Health Care Providers & Services	231,800	1,164,947
Central Pattana PCL	Real Estate Management & Development	890,600	1,875,018
	Electronic Equipment, Instruments &
Delta Electronics Thailand PCL	Components	317,200	560,103
	Independent Power and Renewable
Glow Energy PCL	Electricity Producers	298,900	854,838
PTT Global Chemical PCL, NVDR	Chemicals	1,183,400	2,607,552
PTT PCL	Oil, Gas & Consumable Fuels	2,147,600	3,111,524
Thai Oil PCL	Oil, Gas & Consumable Fuels	719,800	1,689,238

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

The Siam Cement PCL	Construction Materials	164,700	2,058,129
			20,885,070
Turkey 3.4%
Aselsan Elektronik Sanayi ve Ticaret AS	Aerospace & Defense	90,402	456,628
BIM Birlesik Magazalar AS	Food & Staples Retailing	153,598	2,251,398
Eregli Demir ve Celik Fabrikalari AS	Metals & Mining	1,045,784	2,328,428
Ford Otomotiv Sanayi AS	Automobiles	55,998	749,297
Petkim Petrokimya Holding AS	Chemicals	452,803	478,383
TAV Havalimanlari Holding AS	Transportation Infrastructure	131,150	642,409
Tofas Turk Otomobil Fabrikasi AS	Automobiles	85,034	446,590
Tupras-Turkiye Petrol Rafinerileri AS	Oil, Gas & Consumable Fuels	102,785	2,423,116
Turkcell Iletisim Hizmetleri AS	Wireless Telecommunication Services	365,024	969,690
Turkiye Halk Bankasi AS	Banks	329,827	532,769
Turkiye Is Bankasi AS, C	Banks	877,119	1,091,325
			12,370,033
United Arab Emirates 1.9%
Aldar Properties PJSC	Real Estate Management & Development	2,335,080	1,284,146
Dubai Islamic Bank PJSC	Banks	897,555	1,190,012
[a] Emaar Development PJSC	Real Estate Management & Development	301,889	415,872
Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services	886,513	3,897,795
			6,787,825
Total Common Stocks (Cost $344,872,931)			355,341,385
Preferred Stocks 2.5%
Brazil 1.4%
[c] Itausa-Investimentos Itau SA, 6.710%, pfd.	Banks	1,360,300	3,245,712
[c] Telefonica Brasil SA, 5.448%, pfd.	Diversified Telecommunication Services	158,600	1,885,524
			5,131,236
Russia 0.7%
[c] Surgutneftegas OAO, 1.897%, pfd.	Oil, Gas & Consumable Fuels	3,875,574	1,954,707
[c] Transneft PJSC, 4.911%, pfd.	Oil, Gas & Consumable Fuels	305	809,410
			2,764,117
South Korea 0.4%
[c] LG Chem Ltd., 3.002%, pfd.	Chemicals	4,636	838,182
	Technology Hardware, Storage &
[c] Samsung Electronics Co. Ltd., 2.457%, pfd.	Peripherals	14,030	473,961
			1,312,143
Total Preferred Stocks (Cost $9,436,998)			9,207,496
Total Investments (Cost $354,309,929) 99.3%			364,548,881

Other Assets, less Liabilities 0.7%			2,445,026
Net Assets 100.0%			$366,993,907

aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At June 30,
2018, the aggregate value of these securities was $6,115,202, representing 1.7% of net assets.
cVariable rate security. The rate shown represents the yield at period end.

Abbreviations

Selected Portfolio

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non Voting Depositary Receipt
REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2018 (unaudited)

Franklin LibertyQ Global Dividend ETF	Industry	Shares	Value
Common Stocks 97.7%
Australia 10.2%
Amcor Ltd.	Containers & Packaging	11,214	$119,393
Brambles Ltd.	Commercial Services & Supplies	16,875	110,717
Challenger Ltd.	Diversified Financial Services	5,433	47,488
Commonwealth Bank of Australia	Banks	6,264	337,254
Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure	540	25,395
National Australia Bank Ltd.	Banks	12,627	255,720
Telstra Corp. Ltd.	Diversified Telecommunication Services	46,701	90,403
Wesfarmers Ltd.	Food & Staples Retailing	9,744	355,360
Westpac Banking Corp.	Banks	15,321	331,674
			1,673,404
Belgium 0.2%
Proximus SADP	Diversified Telecommunication Services	1,566	35,306

Canada 8.6%
Bank of Nova Scotia	Banks	5,307	300,318
Canadian Imperial Bank of Commerce	Banks	3,666	318,707
CI Financial Corp.	Capital Markets	2,385	42,843
IGM Financial Inc.	Capital Markets	948	27,464
Royal Bank of Canada	Banks	4,236	318,767
TELUS Corp.	Diversified Telecommunication Services	1,392	49,418
The Toronto-Dominion Bank	Banks	5,634	325,889
Vermilion Energy Inc.	Oil, Gas & Consumable Fuels	753	27,139
			1,410,545
China 0.4%
Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	6,000	31,776
China Vanke Co. Ltd., H	Real Estate Management & Development	9,600	33,589
China Vanke Co. Ltd.	Real Estate Management & Development	300	1,114
			66,479
Denmark 0.2%
Tryg AS	Insurance	1,443	33,873
Finland 1.7%
Elisa OYJ	Diversified Telecommunication Services	1,338	61,972
Kone OYJ, B	Machinery	3,192	162,713
Nokian Renkaat OYJ	Auto Components	1,128	44,567
			269,252
France 2.1%
Sanofi	Pharmaceuticals	4,269	342,170

Germany 2.7%
Deutsche Boerse AG	Capital Markets	1,737	231,500
Hannover Rueck SE	Insurance	501	62,472
Hugo Boss AG	Textiles, Apparel & Luxury Goods	864	78,441
ProSiebenSat.1 Media SE	Media	2,760	70,024
			442,437
Hong Kong 0.8%
Sands China Ltd.	Hotels, Restaurants & Leisure	25,200	134,746

Indonesia 0.4%
PT Telkom Indonesia (Persero) Tbk	Diversified Telecommunication Services	251,200	65,736
Japan 3.5%
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	1,300	211,375
Lawson Inc.	Food & Staples Retailing	400	24,990

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

NTT DoCoMo Inc.	Wireless Telecommunication Services	13,200	336,361
			572,726
Malaysia 0.1%
Nestle (Malaysia) Bhd.	Food Products	600	21,909
Mexico 0.2%
Kimberly-Clark de Mexico SAB de CV, A	Household Products	14,364	24,518
Norway 0.7%
Telenor ASA	Diversified Telecommunication Services	5,157	105,761

Qatar 0.9%
Qatar National Bank SAQ	Banks	3,705	154,672

Singapore 1.4%
ComfortDelGro Corp. Ltd.	Road & Rail	21,000	36,194
SATS Ltd.	Transportation Infrastructure	6,900	25,302
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	68,700	155,186
	Electronic Equipment, Instruments &
Venture Corp. Ltd.	Components	1,200	15,701
			232,383
South Africa 2.7%
Barclays Africa Group Ltd.	Banks	4,725	55,154
FirstRand Ltd.	Diversified Financial Services	33,228	154,888
Mr. Price Group Ltd.	Specialty Retail	2,541	41,946
Rand Merchant Investment Holdings Ltd.	Insurance	6,378	17,427
RMB Holdings Ltd.	Diversified Financial Services	9,051	50,048
Sanlam Ltd.	Insurance	14,193	72,559
The Spar Group Ltd.	Food & Staples Retailing	1,281	17,330
Truworths International Ltd.	Specialty Retail	4,347	24,500
			433,852
Spain 0.4%
Red Electrica Corp. SA	Electric Utilities	3,042	61,941

Sweden 3.0%
Atlas Copco AB	Machinery	4,416	115,830
[a] Epiroc AB, B	Machinery	4,431	40,615
Hennes & Mauritz AB, B	Specialty Retail	13,134	195,997
Investor AB, B	Diversified Financial Services	3,246	132,402
			484,844
Switzerland 6.5%
Novartis AG	Pharmaceuticals	4,293	325,472
Roche Holding AG	Pharmaceuticals	1,473	327,177
SGS SA	Professional Services	39	103,769
[a] Zurich Insurance Group AG	Insurance	1,050	310,997
			1,067,415
Taiwan 0.2%
Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	3,000	15,055
	Semiconductors & Semiconductor
Phison Electronics Corp.	Equipment	1,000	7,904
	Semiconductors & Semiconductor
Vanguard International Semiconductor Corp.	Equipment	7,000	16,026
			38,985
United Kingdom 10.1%
BAE Systems PLC	Aerospace & Defense	24,483	209,070
BT Group PLC	Diversified Telecommunication Services	79,917	229,802
Direct Line Insurance Group PLC	Insurance	9,045	40,948
Legal & General Group PLC	Insurance	41,460	145,602
Marks & Spencer Group PLC	Multiline Retail	12,759	49,710
Relx NV	Professional Services	11,634	248,099
Smiths Group PLC	Industrial Conglomerates	2,904	65,101

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Unilever NV, IDR	Personal Products	5,874	327,719
Unilever PLC	Personal Products	5,922	327,752
			1,643,803
United States 40.7%
AbbVie Inc.	Biotechnology	3,123	289,346
Altria Group Inc.	Tobacco	5,973	339,207
Clorox Co.	Household Products	1,764	238,581
Darden Restaurants Inc.	Hotels, Restaurants & Leisure	1,296	138,750
Eli Lilly & Co.	Pharmaceuticals	4,056	346,098
Emerson Electric Co.	Electrical Equipment	4,116	284,580
Garmin Ltd.	Household Durables	1,152	70,272
General Mills Inc.	Food Products	4,134	182,971
H&R Block Inc.	Diversified Consumer Services	1,725	39,295
Hasbro Inc.	Leisure Products	1,137	104,956
	Semiconductors & Semiconductor
Intel Corp.	Equipment	6,114	303,927
International Business Machines Corp.	IT Services	2,283	318,935
Johnson & Johnson	Pharmaceuticals	2,679	325,070
Kimberly-Clark Corp.	Household Products	3,168	333,717
Las Vegas Sands Corp.	Hotels, Restaurants & Leisure	3,906	298,262
Leggett & Platt Inc.	Household Durables	1,305	58,255
Lockheed Martin Corp.	Aerospace & Defense	1,023	302,225
LyondellBasell Industries NV, A	Chemicals	2,829	310,766
	Semiconductors & Semiconductor
Maxim Integrated Products Inc.	Equipment	3,195	187,419
McDonald's Corp.	Hotels, Restaurants & Leisure	2,052	321,528
Merck & Co. Inc.	Pharmaceuticals	5,664	343,805
Paychex Inc.	IT Services	3,936	269,026
Philip Morris International Inc.	Tobacco	4,140	334,263
	Technology Hardware, Storage &
Seagate Technology PLC	Peripherals	2,787	157,382
Sysco Corp.	Food & Staples Retailing	4,248	290,096
Tapestry Inc.	Textiles, Apparel & Luxury Goods	2,421	113,085
The Procter & Gamble Co.	Household Products	4,485	350,099
			6,651,916
Total Common Stocks (Cost $15,598,067)			15,968,673
Preferred Stocks (Cost $213,940) 1.8%
Brazil 1.8%
[b] Itau Unibanco Holding SA, 7.318%, pfd.	Banks	27,600	289,386

Total Investments (Cost $15,812,007) 99.5%			16,258,059

Other Assets, less Liabilities 0.5%			77,058
Net Assets 100.0%			$16,335,117

aNon-income producing.
bVariable rate security. The rate shown represents the yield at period end.

Abbreviations

Selected Portfolio

IDR - International Depositary Receipt

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2018 (unaudited)

Franklin LibertyQ Global Equity ETF	Industry	Shares	Value
Common Stocks and Other Equity Interests 97.9%
Australia 4.3%
Alumina Ltd.	Metals & Mining	2,661	$5,505
Amcor Ltd.	Containers & Packaging	2,262	24,083
Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure	1,287	29,383
Aurizon Holdings Ltd.	Road & Rail	3,507	11,220
Bendigo and Adelaide Bank Ltd.	Banks	324	2,595
BHP Billiton Ltd.	Metals & Mining	3,117	78,095
Bluescope Steel Ltd.	Metals & Mining	906	11,554
Brambles Ltd.	Commercial Services & Supplies	1,689	11,081
Cimic Group Ltd.	Construction & Engineering	177	5,532
Coca-Cola Amatil Ltd.	Beverages	1,080	7,341
Cochlear Ltd.	Health Care Equipment & Supplies	156	23,072
Crown Resorts Ltd.	Hotels, Restaurants & Leisure	732	7,301
CSL Ltd.	Biotechnology	942	134,063
	Equity Real Estate Investment Trusts
Dexus	(REITs)	1,914	13,731
Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure	129	6,067
Fortescue Metals Group Ltd.	Metals & Mining	3,855	12,504
	Equity Real Estate Investment Trusts
GPT Group	(REITs)	3,606	13,481
Harvey Norman Holdings Ltd.	Multiline Retail	1,470	3,606
Medibank Private Ltd.	Insurance	6,564	14,161
National Australia Bank Ltd.	Banks	4,194	84,936
REA Group Ltd.	Internet Software & Services	120	8,057
Rio Tinto Ltd.	Metals & Mining	687	42,353
Sonic Healthcare Ltd.	Health Care Providers & Services	705	12,777
South32 Ltd.	Metals & Mining	8,103	21,613
Telstra Corp. Ltd.	Diversified Telecommunication Services	10,488	20,303
TPG Telecom Ltd.	Diversified Telecommunication Services	588	2,246
	Equity Real Estate Investment Trusts
Vicinity Centres	(REITs)	5,781	11,063
Wesfarmers Ltd.	Food & Staples Retailing	2,319	84,573
Woolworths Group Ltd.	Food & Staples Retailing	2,532	57,096
			759,392
Austria 0.1%
OMV AG	Oil, Gas & Consumable Fuels	237	13,440

Belgium 0.1%
Colruyt SA	Food & Staples Retailing	144	8,216
Proximus SADP	Diversified Telecommunication Services	315	7,102
			15,318
Brazil 0.4%
Ambev SA	Beverages	9,300	43,462
Banco Santander Brasil SA	Banks	300	2,285
BB Seguridade Participacoes SA	Insurance	1,377	8,754
Cielo SA	IT Services	2,152	9,240
Companhia de Saneamento Basico do Estado de Sao Paulo	Water Utilities	300	1,816
	Independent Power and Renewable
Engie Brasil SA	Electricity Producers	309	2,749
Kroton Educacional SA	Diversified Consumer Services	1,800	4,361
M. Dias Branco SA	Food Products	300	2,916
Odontoprev SA	Health Care Providers & Services	816	2,772
			78,355
Canada 2.3%
BCE Inc.	Diversified Telecommunication Services	297	12,021
Canadian Imperial Bank of Commerce	Banks	714	62,072
Canadian National Railway Co.	Road & Rail	1,347	110,109
CI Financial Corp.	Capital Markets	588	10,563

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Constellation Software Inc.	Software	42	32,553
First Capital Realty Inc.	Real Estate Management & Development	216	3,392
Gildan Activewear Inc.	Textiles, Apparel & Luxury Goods	414	11,654
	Equity Real Estate Investment Trusts
H&R Real Estate Investment Trust	(REITs)	321	4,910
Linamar Corp.	Auto Components	93	4,087
Magna International Inc.	Auto Components	789	45,860
Metro Inc., A	Food & Staples Retailing	471	16,001
	Equity Real Estate Investment Trusts
RioCan REIT	(REITs)	312	5,728
Rogers Communications Inc., B	Wireless Telecommunication Services	570	27,056
Saputo Inc.	Food Products	435	14,434
Shaw Communications Inc.	Media	762	15,513
	Equity Real Estate Investment Trusts
SmartCentres REIT	(REITs)	138	3,203
Teck Resources Ltd., B	Metals & Mining	498	12,679
TELUS Corp.	Diversified Telecommunication Services	336	11,928
West Fraser Timber Co. Ltd.	Paper & Forest Products	60	4,127
			407,890
Chile 0.0%†
Aguas Andinas SA, A	Water Utilities	3,456	1,894
Enel Chile SA	Electric Utilities	45,534	4,510
			6,404
China 3.6%
	Electronic Equipment, Instruments &
AAC Technologies Holdings Inc.	Components	1,500	21,127
Agricultural Bank of China Ltd., H	Banks	51,000	23,857
Agricultural Bank of China Ltd., A	Banks	900	469
Anhui Conch Cement Co. Ltd., H	Construction Materials	1,500	8,604
Anhui Conch Cement Co. Ltd., A	Construction Materials	300	1,516
Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	2,000	10,592
Bank of China Ltd., H	Banks	147,000	72,887
Bank of China Ltd., A	Banks	600	328
Bank of Communications Co. Ltd., H	Banks	15,000	11,491
Bank of Communications Co. Ltd., A	Banks	100	87
China Cinda Asset Management Co. Ltd., H	Capital Markets	12,000	3,854
China CITIC Bank Corp. Ltd., H	Banks	15,000	9,388
China Conch Venture Holdings Ltd.	Machinery	1,500	5,487
China Construction Bank Corp., H	Banks	156,000	144,160
China Everbright Bank Co. Ltd., H	Banks	6,000	2,577
China Medical System Holdings Ltd.	Pharmaceuticals	3,000	5,996
China Minsheng Banking Corp. Ltd., H	Banks	10,800	7,723
China Mobile Ltd.	Wireless Telecommunication Services	12,000	106,610
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	4,500	10,680
	Independent Power and Renewable
China Yangtze Power Co. Ltd., A	Electricity Producers	300	730
China Zhongwang Holdings Ltd.	Metals & Mining	1,200	635
Chongqing Changan Automobile Co. Ltd., B	Automobiles	900	910
Chongqing Rural Commercial Bank Co. Ltd., H	Banks	6,000	3,571
CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	6,000	18,125
Dali Foods Group Co. Ltd.	Food Products	3,000	2,313
Dongfeng Motor Group Co. Ltd., H	Automobiles	6,000	6,348
	Technology Hardware, Storage &
Focus Media Information Technology Co. Ltd.	Peripherals	360	520
Fuyao Group Glass Industries Co. Ltd., H	Auto Components	1,200	4,053
Guangdong Investment Ltd.	Water Utilities	6,000	9,529
Guangzhou Automobile Group Co. Ltd., H	Automobiles	5,600	5,475
Industrial and Commercial Bank of China Ltd., H	Banks	126,000	94,274
Inner Mongolia Yili Industrial Group Co. Ltd., A	Food Products	300	1,264
Longfor Properties Co. Ltd.	Real Estate Management & Development	1,500	4,044
Nexteer Automotive Group Ltd.	Auto Components	1,000	1,479
SAIC Motor Corp. Ltd.	Automobiles	300	1,584
Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	1,000	12,345

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Sihuan Pharmaceutical Holdings Group Ltd.	Pharmaceuticals	6,000	1,338
Sino-Ocean Land Holdings Ltd.	Real Estate Management & Development	4,500	2,615
Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	12,000	7,311
Yuzhou Properties Co.	Real Estate Management & Development	3,000	1,763
[a] YY Inc., ADR	Internet Software & Services	69	6,932
			634,591
Colombia 0.0%†
Ecopetrol SA	Oil, Gas & Consumable Fuels	4,752	4,894

Czech Republic 0.0%†
Moneta Money Bank AS	Banks	798	2,733
O2 Czech Republic AS	Diversified Telecommunication Services	159	1,823
			4,556
Denmark 1.3%
Coloplast AS, B	Health Care Equipment & Supplies	285	28,484
Novo Nordisk AS, B	Pharmaceuticals	3,759	174,358
Novozymes AS	Chemicals	273	13,848
Pandora AS	Textiles, Apparel & Luxury Goods	306	21,377
			238,067
Egypt 0.0%†
Eastern Tobacco	Tobacco	198	1,998
ElSewedy Electric Co.	Electrical Equipment	138	1,540
			3,538
Finland 0.3%
Elisa OYJ	Diversified Telecommunication Services	297	13,756
Neste Oil OYJ	Oil, Gas & Consumable Fuels	237	18,595
Nokian Renkaat OYJ	Auto Components	213	8,416
Orion OYJ	Pharmaceuticals	168	4,529
			45,296
France 0.6%
Cie Generale des Etablissements Michelin SCA	Auto Components	321	39,090
	Equity Real Estate Investment Trusts
Covivio	(REITs)	45	4,681
Hermes International	Textiles, Apparel & Luxury Goods	63	38,528
Peugeot SA	Automobiles	795	18,156
Societe BIC SA	Commercial Services & Supplies	30	2,781
			103,236
Germany 0.5%
Covestro AG	Chemicals	354	31,585
Deutsche Lufthansa AG	Airlines	486	11,689
Hugo Boss AG	Textiles, Apparel & Luxury Goods	147	13,346
ProSiebenSat.1 Media SE	Media	495	12,559
TUI AG	Hotels, Restaurants & Leisure	798	17,515
			86,694
Hong Kong 1.1%
CLP Holdings Ltd.	Electric Utilities	3,000	32,312
Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	2,000	15,487
HKT Trust and HKT Ltd.	Diversified Telecommunication Services	9,000	11,494
Hongkong Land Holdings Ltd.	Real Estate Management & Development	2,400	17,160
Jardine Matheson Holdings Ltd.	Industrial Conglomerates	300	18,930
Kerry Properties Ltd.	Real Estate Management & Development	1,500	7,179
	Electronic Equipment, Instruments &
Kingboard Chemical Holdings Ltd.	Components	1,500	5,487
	Electronic Equipment, Instruments &
Kingboard Laminates Holding Ltd.	Components	1,500	1,853
Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	3,000	3,036
	Equity Real Estate Investment Trusts
Link REIT	(REITs)	3,500	31,964
NWS Holdings Ltd.	Industrial Conglomerates	3,000	5,193
Sands China Ltd.	Hotels, Restaurants & Leisure	4,800	25,666

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Swire Properties Ltd.	Real Estate Management & Development	1,200	4,436
[b] WH Group Ltd., Reg S	Food Products	12,000	9,774
Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	1,500	4,235
			194,206
Hungary 0.0%†
MOL Hungarian Oil and Gas PLC	Oil, Gas & Consumable Fuels	699	6,750

India 0.3%
Infosys Ltd., ADR	IT Services	2,700	52,461

Indonesia 0.4%
Adaro Energy Tbk PT	Oil, Gas & Consumable Fuels	13,500	1,686
Bank Rakyat Indonesia Persero Tbk PT	Banks	69,900	13,853
Hanjaya Mandala Sampoerna Tbk PT	Tobacco	22,800	5,696
Matahari Department Store Tbk PT	Multiline Retail	6,300	3,869
PT Telkom Indonesia (Persero) Tbk	Diversified Telecommunication Services	105,600	27,634
Surya Citra Media Tbk PT	Media	13,800	1,984
Unilever Indonesia Tbk PT	Household Products	3,900	12,547
United Tractors Tbk PT	Oil, Gas & Consumable Fuels	3,300	7,277
			74,546
Israel 0.3%
Bank Leumi Le-Israel BM	Banks	2,055	12,126
Bezeq Israeli Telecommunication Corp. Ltd.	Diversified Telecommunication Services	5,004	5,627
[a] Check Point Software Technologies Ltd.	Software	240	23,443
Mizrahi Tefahot Bank Ltd.	Banks	255	4,679
			45,875
Italy 0.4%
Intesa Sanpaolo SpA	Banks	16,518	47,954
Intesa Sanpaolo SpA, di Risp	Banks	960	2,912
[a] Intesa Sanpaolo SpA, rts., 7/17/18	Banks	17,478	—
Moncler SpA	Textiles, Apparel & Luxury Goods	231	10,518
[b] Poste Italiane SpA, Reg S	Insurance	954	7,986
			69,370
Japan 5.4%
ABC-Mart Inc.	Specialty Retail	100	5,471
ANA Holdings Inc.	Airlines	300	11,021
Astellas Pharma Inc.	Pharmaceuticals	3,900	59,469
Bandai Namco Holdings Inc.	Leisure Products	300	12,378
Bridgestone Corp.	Auto Components	1,200	46,943
	Technology Hardware, Storage &
CANON Inc.	Peripherals	1,800	59,006
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	200	32,519
Hoya Corp.	Health Care Equipment & Supplies	600	34,121
Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	300	10,698
Iida Group Holdings Co. Ltd.	Household Durables	300	5,788
ITOCHU Corp.	Trading Companies & Distributors	1,800	32,623
Japan Airlines Co. Ltd.	Airlines	300	10,639
Japan Post Bank Co. Ltd.	Banks	600	6,988
Japan Tobacco Inc.	Tobacco	2,000	55,884
JXTG Holdings Inc.	Oil, Gas & Consumable Fuels	3,000	20,860
Kajima Corp.	Construction & Engineering	1,000	7,746
Kakaku.com Inc.	Internet Software & Services	300	6,776
KAO Corp.	Personal Products	500	38,144
KDDI Corp.	Wireless Telecommunication Services	3,600	98,511
Marubeni Corp.	Trading Companies & Distributors	1,500	11,444
McDonald's Holdings Co. Japan Ltd.	Hotels, Restaurants & Leisure	100	5,101
Mebuki Financial Group Inc.	Banks	900	3,023
Mitsubishi Gas Chemical Co. Inc.	Chemicals	300	6,798
MS&AD Insurance Group Holdings Inc.	Insurance	600	18,656
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	1,300	59,105
Nissan Motor Co. Ltd.	Automobiles	3,900	37,956
Nitori Co. Ltd.	Specialty Retail	100	15,601

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

NTT DoCoMo Inc.	Wireless Telecommunication Services	3,000	76,446
Obayashi Corp.	Construction & Engineering	1,200	12,491
Oracle Corp. Japan	Software	100	8,170
Otsuka Corp.	IT Services	300	11,768
Park24 Co. Ltd.	Commercial Services & Supplies	300	8,166
Start Today Co. Ltd.	Internet & Direct Marketing Retail	300	10,874
Subaru Corp.	Automobiles	1,500	43,674
Sumitomo Rubber Industries Ltd.	Auto Components	300	4,767
Sundrug Co. Ltd.	Food & Staples Retailing	200	8,107
Taisei Corp.	Construction & Engineering	300	16,549
	Semiconductors & Semiconductor
Tokyo Electron Ltd.	Equipment	200	34,343
Tosoh Corp.	Chemicals	600	9,301
			957,925
Luxembourg 0.0%†
RTL Group SA	Media	99	6,716

Macau 0.0%†
Wynn Macau Ltd.	Hotels, Restaurants & Leisure	2,400	7,724

Malaysia 0.4%
AirAsia Group Bhd.	Airlines	1,800	1,332
Astro Malaysia Holdings Bhd.	Media	2,100	827
British American Tobacco Malaysia Bhd.	Tobacco	300	2,583
Digi.com Bhd.	Wireless Telecommunication Services	7,500	7,705
Fraser & Neave Holdings Bhd.	Beverages	300	2,898
Hartalega Holdings Bhd.	Health Care Equipment & Supplies	2,700	4,004
Malayan Banking Bhd.	Banks	6,000	13,368
Nestle (Malaysia) Bhd.	Food Products	100	3,651
Petronas Chemicals Group Bhd.	Chemicals	4,800	9,993
Petronas Dagangan Bhd.	Oil, Gas & Consumable Fuels	300	1,842
Petronas Gas Bhd.	Gas Utilities	300	1,285
Tenaga Nasional Bhd.	Electric Utilities	2,700	9,785
Top Glove Corp. Bhd.	Health Care Equipment & Supplies	900	2,705
Westports Holdings Bhd.	Transportation Infrastructure	1,800	1,511
			63,489
Mexico 0.3%
	Equity Real Estate Investment Trusts
Fibra Uno Administracion SA de CV	(REITs)	3,642	5,344
Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure	633	5,922
Kimberly-Clark de Mexico SAB de CV, A	Household Products	3,120	5,326
Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing	10,512	28,002
			44,594
Netherlands 0.5%
Aegon NV	Insurance	3,304	19,813
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	1,299	31,099
	Equity Real Estate Investment Trusts
Unibail-Rodamco-Westfield	(REITs)	171	37,644
			88,556
New Zealand 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	Health Care Equipment & Supplies	996	10,041
Spark New Zealand Ltd.	Diversified Telecommunication Services	4,803	12,129
			22,170
Norway 0.3%
Marine Harvest ASA	Food Products	948	18,866
Telenor ASA	Diversified Telecommunication Services	1,476	30,270
			49,136
Pakistan 0.0%†
Lucky Cement Ltd.	Construction Materials	150	627
MCB Bank Ltd.	Banks	900	1,466
Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels	2,100	2,691

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

United Bank Ltd.	Banks	900	1,252
			6,036
Philippines 0.0%†
DMCI Holdings Inc.	Industrial Conglomerates	6,900	1,358
Globe Telecom Inc.	Wireless Telecommunication Services	60	1,731
Manila Electric Co.	Electric Utilities	540	3,598
			6,687
Poland 0.0%†
[a] Jastrzebska Spolka Weglowa SA	Metals & Mining	64	1,311
[a] PGE Polska Grupa Energetyczna SA	Electric Utilities	1,260	3,143
Polskie Gornictwo Naftowe i Gazownictwo SA	Oil, Gas & Consumable Fuels	2,192	3,343
			7,797
Portugal 0.0%†
Jeronimo Martins SGPS SA	Food & Staples Retailing	342	4,939

Qatar 0.1%
Barwa Real Estate Co.	Real Estate Management & Development	57	535
Doha Bank QSC	Banks	339	2,491
Industries Qatar QSC	Industrial Conglomerates	294	8,640
Qatar Electricity & Water Co. QSC	Multi-Utilities	69	3,562
The Commercial Bank QSC	Banks	2	25
			15,253
Russia 1.6%
Alrosa PJSC	Metals & Mining	7,770	12,392
Federal Hydrogenerating Co.	Electric Utilities	112,488	1,212
Gazprom PJSC	Oil, Gas & Consumable Fuels	24,585	55,288
Inter RAO UES PJSC	Electric Utilities	63,657	4,162
LUKOIL PJSC	Oil, Gas & Consumable Fuels	1,071	74,301
Magnitogorsk Iron & Steel Works	Metals & Mining	3,369	2,286
MMC Norilsk Nickel PJSC	Metals & Mining	138	25,088
Mobile TeleSystems PJSC, ADR	Wireless Telecommunication Services	1,242	10,967
NLMK PJSC	Metals & Mining	2,580	6,248
[b] Novatek PJSC, GDR, Reg S	Oil, Gas & Consumable Fuels	150	22,245
[b] PhosAgro PJSC, GDR, Reg S	Chemicals	150	1,927
Polyus Gold PJSC	Metals & Mining	27	1,811
Rosneft PJSC	Oil, Gas & Consumable Fuels	2,334	14,746
Severstal PJSC	Metals & Mining	594	8,811
Surgutneftegas OAO	Oil, Gas & Consumable Fuels	14,640	6,650
Tatneft PAO	Oil, Gas & Consumable Fuels	3,651	39,359
			287,493
Singapore 0.9%
	Equity Real Estate Investment Trusts
CapitaLand Mall Trust	(REITs)	5,700	8,653
ComfortDelGro Corp. Ltd.	Road & Rail	4,500	7,756
DBS Group Holdings Ltd.	Banks	2,400	46,838
SATS Ltd.	Transportation Infrastructure	1,500	5,501
Singapore Exchange Ltd.	Capital Markets	2,100	11,043
Singapore Technologies Engineering Ltd.	Aerospace & Defense	3,000	7,239
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	15,900	35,916
United Overseas Bank Ltd.	Banks	1,800	35,327
	Electronic Equipment, Instruments &
Venture Corp. Ltd.	Components	300	3,925
Yangzijiang Shipbuilding Holdings Ltd.	Machinery	3,900	2,589
			164,787
South Africa 0.3%
Clicks Group Ltd.	Food & Staples Retailing	261	3,742
Coronation Fund Managers Ltd.	Capital Markets	219	932
Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels	381	3,494
	Equity Real Estate Investment Trusts
Fortress REIT Ltd., A	(REITs)	1,533	1,722
Kumba Iron Ore Ltd.	Metals & Mining	123	2,645

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Mr. Price Group Ltd.	Specialty Retail	585	9,657
	Equity Real Estate Investment Trusts
Resilient REIT Ltd.	(REITs)	210	862
RMB Holdings Ltd.	Diversified Financial Services	582	3,218
Telkom SA SOC Ltd.	Diversified Telecommunication Services	342	1,224
Tiger Brands Ltd.	Food Products	297	7,181
Truworths International Ltd.	Specialty Retail	948	5,343
Vodacom Group Ltd.	Wireless Telecommunication Services	1,272	11,396
			51,416
South Korea 2.7%
BNK Financial Group Inc.	Banks	360	3,020
Coway Co. Ltd.	Household Durables	111	8,625
DB Insurance Co. Ltd.	Insurance	81	4,288
DGB Financial Group Inc.	Banks	318	2,925
Hana Financial Group Inc.	Banks	525	20,185
Hankook Tire Co. Ltd.	Auto Components	141	5,326
Hanon Systems	Auto Components	366	3,481
Hanwha Chemical Corp.	Chemicals	117	2,294
Hanwha Life Insurance Co. Ltd.	Insurance	396	1,883
Hyundai Glovis Co. Ltd.	Air Freight & Logistics	21	2,176
Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	114	3,447
Hyundai Mobis Co. Ltd.	Auto Components	126	23,968
Industrial Bank of Korea	Banks	525	7,255
Kangwon Land Inc.	Hotels, Restaurants & Leisure	225	5,279
KB Financial Group Inc.	Banks	684	32,405
Kia Motors Corp.	Automobiles	522	14,449
Korea Zinc Co. Ltd.	Metals & Mining	9	3,117
KT&G Corp.	Tobacco	255	24,482
LG Corp.	Industrial Conglomerates	141	9,122
	Electronic Equipment, Instruments &
LG Display Co. Ltd.	Components	372	6,108
Lotte Chemical Corp.	Chemicals	33	10,304
S-1 Corp.	Commercial Services & Supplies	39	3,387
S-Oil Corp.	Oil, Gas & Consumable Fuels	84	8,253
	Technology Hardware, Storage &
Samsung Electronics Co. Ltd.	Peripherals	3,432	143,655
	Semiconductors & Semiconductor
SK Hynix Inc.	Equipment	1,521	116,958
SK Telecom Co. Ltd.	Wireless Telecommunication Services	45	9,408
			475,800
Spain 0.9%
Amadeus IT Group SA, A	IT Services	819	64,641
Banco de Sabadell SA	Banks	4,440	7,442
Enagas SA	Oil, Gas & Consumable Fuels	189	5,525
Endesa SA	Electric Utilities	726	16,016
Industria de Diseno Textil SA	Specialty Retail	1,986	67,847
			161,471
Sweden 0.4%
Boliden AB	Metals & Mining	276	8,965
Electrolux AB, B	Household Durables	366	8,346
Hennes & Mauritz AB, B	Specialty Retail	2,106	31,428
Swedish Match AB	Tobacco	378	18,748
Telia Co. AB	Diversified Telecommunication Services	2,598	11,895
			79,382
Switzerland 1.5%
EMS-Chemie Holding AG	Chemicals	21	13,461
Partners Group Holding AG	Capital Markets	42	30,772
Roche Holding AG	Pharmaceuticals	810	179,914
[a] Swiss Life Holding AG	Insurance	57	19,804

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Swisscom AG	Diversified Telecommunication Services	48	21,425
			265,376
Taiwan 2.3%
	Technology Hardware, Storage &
Asustek Computer Inc.	Peripherals	1,000	9,135
	Electronic Equipment, Instruments &
AU Optronics Corp.	Components	9,000	3,808
	Technology Hardware, Storage &
Catcher Technology Co. Ltd.	Peripherals	1,000	11,184
	Technology Hardware, Storage &
Chicony Electronics Co. Ltd.	Peripherals	3,000	6,760
China Development Financial Holding Corp.	Banks	12,000	4,388
China Life Insurance Co. Ltd.	Insurance	3,000	3,159
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	9,000	32,471
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	3,000	7,754
First Financial Holding Co. Ltd.	Banks	15,060	10,175
Formosa Chemicals & Fibre Corp.	Chemicals	3,000	11,955
Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	3,000	12,054
Formosa Plastics Corp.	Chemicals	3,000	11,070
	Electronic Equipment, Instruments &
Largan Precision Co. Ltd.	Components	180	26,508
	Technology Hardware, Storage &
Lite-On Technology Corp.	Peripherals	6,049	7,321
	Technology Hardware, Storage &
Micro-Star International Co. Ltd.	Peripherals	1,000	3,090
Nan Ya Plastics Corp.	Chemicals	6,000	17,160
	Semiconductors & Semiconductor
Nanya Technology Corp.	Equipment	3,000	8,187
	Semiconductors & Semiconductor
Novatek Microelectronics Corp. Ltd.	Equipment	2,000	9,020
	Semiconductors & Semiconductor
Powertech Technology Inc.	Equipment	3,000	8,708
President Chain Store Corp.	Food & Staples Retailing	1,330	15,072
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	3,000	10,873
	Semiconductors & Semiconductor
Taiwan Semiconductor Manufacturing Co. Ltd.	Equipment	24,000	170,425
	Semiconductors & Semiconductor
Vanguard International Semiconductor Corp.	Equipment	3,000	6,868
	Electronic Equipment, Instruments &
WPG Holdings Ltd.	Components	3,000	4,251
			411,396
Thailand 0.5%
Advanced Info Service PCL	Wireless Telecommunication Services	2,700	15,077
Airports of Thailand Public Co. Ltd., NVDR	Transportation Infrastructure	6,300	11,980
Bumrungrad Hospital PCL	Health Care Providers & Services	600	3,015
Central Pattana PCL	Real Estate Management & Development	2,700	5,685
	Electronic Equipment, Instruments &
Delta Electronics Thailand PCL	Components	1,200	2,119
	Independent Power and Renewable
Glow Energy PCL	Electricity Producers	300	858
Home Product Center PCL, NVDR	Specialty Retail	6,000	2,427
PTT Exploration and Production PCL, NVDR	Oil, Gas & Consumable Fuels	1,200	5,089
PTT Global Chemical PCL, NVDR	Chemicals	3,600	7,932
PTT PCL	Oil, Gas & Consumable Fuels	11,100	16,082
Thai Oil PCL	Oil, Gas & Consumable Fuels	1,800	4,224
The Siam Cement PCL	Construction Materials	600	7,498
			81,986
Turkey 0.2%
Aselsan Elektronik Sanayi ve Ticaret AS	Aerospace & Defense	282	1,424
BIM Birlesik Magazalar AS	Food & Staples Retailing	456	6,684
Eregli Demir ve Celik Fabrikalari AS	Metals & Mining	3,093	6,887
Ford Otomotiv Sanayi AS	Automobiles	213	2,850

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Petkim Petrokimya Holding AS	Chemicals	1,407	1,486
TAV Havalimanlari Holding AS	Transportation Infrastructure	423	2,072
Tofas Turk Otomobil Fabrikasi AS	Automobiles	225	1,182
Tupras-Turkiye Petrol Rafinerileri AS	Oil, Gas & Consumable Fuels	318	7,497
Turkcell Iletisim Hizmetleri AS	Wireless Telecommunication Services	1,644	4,367
Turkiye Halk Bankasi AS	Banks	333	538
Turkiye Is Bankasi AS, C	Banks	2,433	3,027
Turkiye Sise ve Cam Fabrikalari AS	Industrial Conglomerates	306	283
			38,297
United Arab Emirates 0.2%
Aldar Properties PJSC	Real Estate Management & Development	8,016	4,408
Dubai Islamic Bank PJSC	Banks	2,861	3,793
[a] Emaar Development PJSC	Real Estate Management & Development	411	566
Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services	3,498	15,380
First Abu Dhabi Bank PJSC	Banks	2,400	7,939
			32,086
United Kingdom 8.0%
Admiral Group PLC	Insurance	495	12,466
Anglo American PLC	Metals & Mining	1,005	22,487
AstraZeneca PLC	Pharmaceuticals	2,283	158,332
BAE Systems PLC	Aerospace & Defense	5,778	49,341
Barratt Developments PLC	Household Durables	2,199	14,963
	Equity Real Estate Investment Trusts
British Land Co. PLC	(REITs)	1,125	9,984
BT Group PLC	Diversified Telecommunication Services	18,495	53,182
Burberry Group PLC	Textiles, Apparel & Luxury Goods	903	25,751
Compass Group PLC	Hotels, Restaurants & Leisure	2,688	57,438
Croda International PLC	Chemicals	225	14,265
Direct Line Insurance Group PLC	Insurance	2,820	12,767
GlaxoSmithKline PLC	Pharmaceuticals	9,024	182,259
	Equity Real Estate Investment Trusts
Hammerson PLC	(REITs)	564	3,891
Hargreaves Lansdown PLC	Capital Markets	591	15,383
Imperial Brands PLC	Tobacco	1,833	68,293
International Consolidated Airlines Group SA	Airlines	1,335	11,724
Intertek Group PLC	Professional Services	288	21,734
ITV PLC	Media	8,982	20,634
Kingfisher PLC	Specialty Retail	2,808	11,011
Marks & Spencer Group PLC	Multiline Retail	3,114	12,132
Mondi PLC	Paper & Forest Products	585	15,841
Next PLC	Multiline Retail	396	31,631
Persimmon PLC	Household Durables	852	28,493
Relx NV	Professional Services	1,911	40,753
RELX PLC	Professional Services	2,205	47,233
Rio Tinto PLC	Metals & Mining	1,896	105,159
Royal Mail PLC	Air Freight & Logistics	2,163	14,433
SSE PLC	Electric Utilities	1,926	34,455
Taylor Wimpey PLC	Household Durables	6,870	16,226
The Berkeley Group Holdings PLC	Household Durables	324	16,191
Unilever NV, IDR	Personal Products	2,826	157,667
Unilever PLC	Personal Products	2,331	129,009
Whitbread PLC	Hotels, Restaurants & Leisure	252	13,172
			1,428,300
United States 55.3%
3M Co.	Industrial Conglomerates	894	175,868
AbbVie Inc.	Biotechnology	1,701	157,598
Accenture PLC, A	IT Services	1,152	188,456
	Mortgage Real Estate Investment Trusts
AGNC Investment Corp.	(REITs)	813	15,114
Altria Group Inc.	Tobacco	3,270	185,703
American Electric Power Co. Inc.	Electric Utilities	813	56,300
Amgen Inc.	Biotechnology	915	168,900

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

	Mortgage Real Estate Investment Trusts
Annaly Capital Management Inc.	(REITs)	2,583	26,579
	Technology Hardware, Storage &
Apple Inc.	Peripherals	972	179,927
	Semiconductors & Semiconductor
Applied Materials Inc.	Equipment	1,686	77,876
[a] Arista Networks Inc.	Communications Equipment	48	12,359
AT&T Inc.	Diversified Telecommunication Services	5,526	177,440
Best Buy Co. Inc.	Specialty Retail	573	42,734
[a] Biogen Inc.	Biotechnology	384	111,452
Bristol-Myers Squibb Co.	Pharmaceuticals	1,515	83,840
Broadridge Financial Solutions Inc.	IT Services	246	28,315
Brown-Forman Corp., B	Beverages	390	19,114
C.H. Robinson Worldwide Inc.	Air Freight & Logistics	285	23,843
CA Inc.	Software	609	21,711
[c] Campbell Soup Co.	Food Products	402	16,297
Carnival Corp.	Hotels, Restaurants & Leisure	642	36,793
Cisco Systems Inc.	Communications Equipment	4,179	179,822
Clorox Co.	Household Products	300	40,575
Cognizant Technology Solutions Corp., A	IT Services	582	45,972
Consolidated Edison Inc.	Multi-Utilities	510	39,770
[a] Copart Inc.	Commercial Services & Supplies	207	11,708
Cummins Inc.	Machinery	267	35,511
CVS Health Corp.	Health Care Providers & Services	1,284	82,625
Darden Restaurants Inc.	Hotels, Restaurants & Leisure	246	26,337
Delta Air Lines Inc.	Airlines	336	16,645
Dollar General Corp.	Multiline Retail	501	49,399
Dr. Pepper Snapple Group Inc.	Beverages	345	42,090
Eli Lilly & Co.	Pharmaceuticals	1,719	146,682
Estee Lauder Cos. Inc., A	Personal Products	426	60,786
Everest Re Group Ltd.	Insurance	72	16,595
Expeditors International of Washington Inc.	Air Freight & Logistics	339	24,781
[a] Express Scripts Holding Co.	Health Care Providers & Services	771	59,529
	Equity Real Estate Investment Trusts
Extra Space Storage Inc.	(REITs)	114	11,378
[a] F5 Networks Inc.	Communications Equipment	153	26,385
[a] Facebook Inc., A	Internet Software & Services	984	191,211
Fastenal Co.	Trading Companies & Distributors	588	28,300
Ford Motor Co.	Automobiles	3,675	40,682
Garmin Ltd.	Household Durables	240	14,640
General Dynamics Corp.	Aerospace & Defense	438	81,648
General Mills Inc.	Food Products	1,044	46,207
General Motors Co.	Automobiles	2,499	98,461
Gilead Sciences Inc.	Biotechnology	2,661	188,505
H&R Block Inc.	Diversified Consumer Services	396	9,021
Hanesbrands Inc.	Textiles, Apparel & Luxury Goods	318	7,002
Hasbro Inc.	Leisure Products	210	19,385
HollyFrontier Corp.	Oil, Gas & Consumable Fuels	159	10,880
Hormel Foods Corp.	Food Products	606	22,549
Huntington Ingalls Industries Inc.	Aerospace & Defense	72	15,609
Ingredion Inc.	Food Products	120	13,284
	Semiconductors & Semiconductor
Intel Corp.	Equipment	3,360	167,026
International Business Machines Corp.	IT Services	1,260	176,022
Intuit Inc.	Software	615	125,648
[a] Intuitive Surgical Inc.	Health Care Equipment & Supplies	195	93,304
J.B. Hunt Transport Services Inc.	Road & Rail	159	19,326
Jack Henry & Associates Inc.	IT Services	144	18,772
Johnson & Johnson	Pharmaceuticals	1,452	176,186
Kimberly-Clark Corp.	Household Products	768	80,901
	Semiconductors & Semiconductor
KLA-Tencor Corp.	Equipment	342	35,065
Kohl's Corp.	Multiline Retail	363	26,463
L Brands Inc.	Specialty Retail	228	8,409

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Las Vegas Sands Corp.	Hotels, Restaurants & Leisure	777	59,332
Lear Corp.	Auto Components	138	25,642
Leggett & Platt Inc.	Household Durables	219	9,776
Lennox International Inc.	Building Products	60	12,009
Lockheed Martin Corp.	Aerospace & Defense	495	146,238
Lowe's Cos. Inc.	Specialty Retail	1,485	141,921
[a] Lululemon Athletica Inc.	Textiles, Apparel & Luxury Goods	114	14,233
LyondellBasell Industries NV, A	Chemicals	828	90,956
Macy's Inc.	Multiline Retail	627	23,469
Marsh & McLennan Cos. Inc.	Insurance	867	71,068
Mastercard Inc., A	IT Services	948	186,301
	Semiconductors & Semiconductor
Maxim Integrated Products Inc.	Equipment	534	31,324
[a] Michael Kors Holdings Ltd.	Textiles, Apparel & Luxury Goods	402	26,773
	Semiconductors & Semiconductor
[a] Micron Technology Inc.	Equipment	1,647	86,369
Microsoft Corp.	Software	1,862	183,612
MSCI Inc.	Capital Markets	177	29,281
NIKE Inc., B	Textiles, Apparel & Luxury Goods	1,266	100,875
Nordstrom Inc.	Multiline Retail	243	12,583
	Semiconductors & Semiconductor
NVIDIA Corp.	Equipment	546	129,347
[a] NVR Inc.	Household Durables	6	17,822
[a] O'Reilly Automotive Inc.	Specialty Retail	180	49,243
Old Dominion Freight Line Inc.	Road & Rail	81	12,066
Omnicom Group Inc.	Media	402	30,661
Paychex Inc.	IT Services	654	44,701
PepsiCo Inc.	Beverages	1,821	198,252
Pfizer Inc.	Pharmaceuticals	5,019	182,089
Philip Morris International Inc.	Tobacco	2,265	182,876
Public Service Enterprise Group Inc.	Multi-Utilities	855	46,290
	Equity Real Estate Investment Trusts
Public Storage	(REITs)	375	85,072
Ralph Lauren Corp.	Textiles, Apparel & Luxury Goods	51	6,412
Raytheon Co.	Aerospace & Defense	531	102,579
Reinsurance Group of America Inc.	Insurance	90	12,013
Robert Half International Inc.	Professional Services	267	17,382
Rollins Inc.	Commercial Services & Supplies	165	8,676
Ross Stores Inc.	Specialty Retail	936	79,326
S&P Global Inc.	Capital Markets	375	76,459
SCANA Corp.	Multi-Utilities	114	4,391
	Technology Hardware, Storage &
Seagate Technology PLC	Peripherals	624	35,237
SEI Investments Co.	Capital Markets	231	14,442
	Equity Real Estate Investment Trusts
Simon Property Group Inc.	(REITs)	702	119,473
	Semiconductors & Semiconductor
Skyworks Solutions Inc.	Equipment	396	38,273
Southwest Airlines Co.	Airlines	285	14,501
Starbucks Corp.	Hotels, Restaurants & Leisure	3,171	154,903
Sysco Corp.	Food & Staples Retailing	894	61,051
Tapestry Inc.	Textiles, Apparel & Luxury Goods	564	26,344
Target Corp.	Multiline Retail	1,053	80,154
	Semiconductors & Semiconductor
Texas Instruments Inc.	Equipment	1,659	182,905
The Boeing Co.	Aerospace & Defense	498	167,084
The Gap Inc.	Specialty Retail	546	17,685
The Hershey Co.	Food Products	327	30,431
The Home Depot Inc.	Specialty Retail	960	187,296
The Kroger Co.	Food & Staples Retailing	1,569	44,638
The Procter & Gamble Co.	Household Products	2,463	192,262
The Progressive Corp.	Insurance	588	34,780
The TJX Cos. Inc.	Specialty Retail	1,497	142,484
The Walt Disney Co.	Media	1,383	144,952

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Tractor Supply Co.	Specialty Retail	225	17,210
Tyson Foods Inc.	Food Products	531	36,559
[a] Ulta Beauty Inc.	Specialty Retail	111	25,914
Union Pacific Corp.	Road & Rail	1,242	175,967
United Parcel Service Inc., B	Air Freight & Logistics	1,263	134,168
[a] United Therapeutics Corp.	Biotechnology	93	10,523
UnitedHealth Group Inc.	Health Care Providers & Services	732	179,589
Valero Energy Corp.	Oil, Gas & Consumable Fuels	864	95,757
	Equity Real Estate Investment Trusts
VEREIT Inc.	(REITs)	1,548	11,517
Verizon Communications Inc.	Diversified Telecommunication Services	3,741	188,210
VF Corp.	Textiles, Apparel & Luxury Goods	663	54,048
Viacom Inc., B	Media	360	10,858
W.W. Grainger Inc.	Trading Companies & Distributors	99	30,532
Walmart Inc.	Food & Staples Retailing	2,151	184,233
WEC Energy Group Inc.	Multi-Utilities	510	32,971
			9,851,685
Total Common Stocks and Other Equity Interests (Cost $16,136,482)			17,455,376
Management Investment Companies (Cost $198,029) 1.2%
India 1.2%
iShares MSCI India ETF	Diversified Financial Services	6,480	215,719

Preferred Stocks 0.5%
Brazil 0.1%
[d] Itausa-Investimentos Itau SA, 6.710%, pfd.	Banks	8,117	19,368
[d] Telefonica Brasil SA, 5.448%, pfd.	Diversified Telecommunication Services	600	7,133
			26,501
Germany 0.1%
[d] Bayerische Motoren Werke AG (BMW), 5.886%, pfd.	Automobiles	60	4,785
[d] Porsche Automobil Holding SE, 3.226%, pfd.	Automobiles	144	9,173
[d] Schaeffler AG, 4.933%, pfd.	Auto Components	276	3,593
			17,551
Russia 0.1%
[d] Surgutneftegas OAO, 1.897%, pfd.	Oil, Gas & Consumable Fuels	16,221	8,181
[d] Transneft PJSC, 4.911%, pfd.	Oil, Gas & Consumable Fuels	1	2,654
			10,835
South Korea 0.2%
[d] Hyundai Motor Co., 4.921%, pfd.	Automobiles	51	3,766
[d] LG Chem Ltd., 3.002%, pfd.	Chemicals	6	1,085
[d] LG Household & Health Care Ltd., 1.240%, pfd.	Personal Products	6	3,930
	Technology Hardware, Storage &
[d] Samsung Electronics Co. Ltd., 2.457%, pfd.	Peripherals	663	22,397
			31,178
Total Preferred Stocks (Cost $78,981)			86,065
Total Investments before Short Term Investments (Cost $16,413,492)			17,757,160
Short-Term Investments (Cost $12,675) 0.1%
Investments from Cash Collateral Received for Loaned Securities 0.1%
Money Market Funds 0.1%
[e,f] Institutional Fiduciary Trust Money Market Portfolio, 1.51%		12,675	12,675

Total Investments (Cost $16,426,167) 99.7%			17,769,835

Other Assets, less Liabilities 0.3%			53,213
Net Assets 100.0%			$17,823,048

†Rounds to less than 0.1% of net assets.
aNon-income producing.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At June 30,
2018, the aggregate value of these securities was $41,932, representing 0.2% of net assets.
cA portion or all of the security is on loan at June 30, 2018.
dVariable rate security. The rate shown represents the yield at period end.
eSee Note 5 regarding investments in affiliated management investment companies.
fThe rate shown is the annualized seven-day yield at period end.

Abbreviations

Selected Portfolio

ADR	-	American Depositary Receipt
ETF	-	Exchange Traded Fund
GDR	-	Global Depositary Receipt
IDR	-	International Depositary Receipt
NVDR	-	Non Voting Depositary Receipt
REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2018 (unaudited)

Franklin LibertyQ International Equity Hedged ETF	Industry	Shares	Value
Common Stocks and Other Equity Interests 99.2%
Australia 18.0%
AGL Energy Ltd.	Multi-Utilities	1,320	$21,924
Alumina Ltd.	Metals & Mining	2,811	5,815
Amcor Ltd.	Containers & Packaging	2,778	29,577
Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure	1,569	35,821
Aurizon Holdings Ltd.	Road & Rail	4,233	13,542
Australian Stock Exchange Ltd.	Capital Markets	372	17,698
Bendigo and Adelaide Bank Ltd.	Banks	501	4,013
BHP Billiton Ltd.	Metals & Mining	3,555	89,068
Bluescope Steel Ltd.	Metals & Mining	1,098	14,002
Brambles Ltd.	Commercial Services & Supplies	3,855	25,293
Caltex Australia Ltd.	Oil, Gas & Consumable Fuels	555	13,343
Challenger Ltd.	Diversified Financial Services	1,005	8,784
Cimic Group Ltd.	Construction & Engineering	204	6,376
Coca-Cola Amatil Ltd.	Beverages	1,251	8,504
Cochlear Ltd.	Health Care Equipment & Supplies	183	27,065
Commonwealth Bank of Australia	Banks	2,892	155,705
Computershare Ltd.	IT Services	774	10,540
Crown Resorts Ltd.	Hotels, Restaurants & Leisure	804	8,019
CSL Ltd.	Biotechnology	1,089	154,983
	Equity Real Estate Investment Trusts
Dexus	(REITs)	2,406	17,261
Domino's Pizza Enterprises Ltd.	Hotels, Restaurants & Leisure	63	2,431
Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure	147	6,913
Fortescue Metals Group Ltd.	Metals & Mining	4,869	15,793
	Equity Real Estate Investment Trusts
GPT Group	(REITs)	4,167	15,579
Harvey Norman Holdings Ltd.	Multiline Retail	1,659	4,070
Insurance Australia Group Ltd.	Insurance	3,675	23,161
Medibank Private Ltd.	Insurance	7,560	16,310
	Equity Real Estate Investment Trusts
Mirvac Group	(REITs)	7,101	11,385
National Australia Bank Ltd.	Banks	4,938	100,004
REA Group Ltd.	Internet Software & Services	129	8,661
Rio Tinto Ltd.	Metals & Mining	948	58,444
	Equity Real Estate Investment Trusts
Scentre Group	(REITs)	5,364	17,398
Sonic Healthcare Ltd.	Health Care Providers & Services	867	15,714
South32 Ltd.	Metals & Mining	9,186	24,501
Telstra Corp. Ltd.	Diversified Telecommunication Services	13,518	26,168
TPG Telecom Ltd.	Diversified Telecommunication Services	843	3,220
	Equity Real Estate Investment Trusts
Vicinity Centres	(REITs)	6,969	13,336
Wesfarmers Ltd.	Food & Staples Retailing	2,748	100,219
Westpac Banking Corp.	Banks	6,948	150,412
Woolworths Group Ltd.	Food & Staples Retailing	3,003	67,717
			1,348,769
Austria 0.2%
OMV AG	Oil, Gas & Consumable Fuels	312	17,693

Belgium 0.2%
Colruyt SA	Food & Staples Retailing	150	8,559
Proximus SADP	Diversified Telecommunication Services	384	8,657
			17,216
Denmark 3.3%
Coloplast AS, B	Health Care Equipment & Supplies	336	33,582
Novo Nordisk AS, B	Pharmaceuticals	3,177	147,362
Novozymes AS	Chemicals	348	17,652
Orsted AS	Electric Utilities	282	17,057

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Pandora AS	Textiles, Apparel & Luxury Goods	363	25,359
Tryg AS	Insurance	240	5,634
			246,646
Finland 1.5%
Elisa OYJ	Diversified Telecommunication Services	372	17,230
Kone OYJ, B	Machinery	738	37,620
Neste Oil OYJ	Oil, Gas & Consumable Fuels	276	21,655
Nokian Renkaat OYJ	Auto Components	246	9,719
Orion OYJ	Pharmaceuticals	267	7,198
UPM-Kymmene OYJ	Paper & Forest Products	552	19,734
			113,156
France 1.7%
Cie Generale des Etablissements Michelin SCA	Auto Components	381	46,397
	Equity Real Estate Investment Trusts
Covivio	(REITs)	48	4,994
Hermes International	Textiles, Apparel & Luxury Goods	75	45,867
Peugeot SA	Automobiles	1,074	24,527
Societe BIC SA	Commercial Services & Supplies	63	5,840
			127,625
Germany 2.0%
Continental AG	Auto Components	198	45,206
Covestro AG	Chemicals	450	40,151
Deutsche Lufthansa AG	Airlines	549	13,204
Hugo Boss AG	Textiles, Apparel & Luxury Goods	174	15,797
ProSiebenSat.1 Media SE	Media	627	15,908
TUI AG	Hotels, Restaurants & Leisure	933	20,479
			150,745
Hong Kong 5.6%
AIA Group Ltd.	Insurance	12,600	110,173
	Semiconductors & Semiconductor
ASM Pacific Technology Ltd.	Equipment	500	6,322
CK Asset Holdings Ltd.	Real Estate Management & Development	4,500	35,734
CK Infrastructure Holdings Ltd.	Electric Utilities	1,500	11,118
CLP Holdings Ltd.	Electric Utilities	3,000	32,312
Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	4,000	30,973
HKT Trust and HKT Ltd.	Diversified Telecommunication Services	12,000	15,326
Hongkong Land Holdings Ltd.	Real Estate Management & Development	2,700	19,305
Hysan Development Co. Ltd.	Real Estate Management & Development	1,000	5,583
Jardine Matheson Holdings Ltd.	Industrial Conglomerates	300	18,930
Kerry Properties Ltd.	Real Estate Management & Development	1,500	7,179
	Equity Real Estate Investment Trusts
Link REIT	(REITs)	4,500	41,097
NWS Holdings Ltd.	Industrial Conglomerates	3,000	5,193
PCCW Ltd.	Diversified Telecommunication Services	12,000	6,761
Sands China Ltd.	Hotels, Restaurants & Leisure	6,400	34,221
Sino Land Co. Ltd.	Real Estate Management & Development	6,000	9,759
Swire Properties Ltd.	Real Estate Management & Development	3,000	11,089
[a] WH Group Ltd., Reg S	Food Products	16,500	13,439
Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	1,500	4,235
			418,749
Ireland 0.1%
[b] Ryanair Holdings PLC	Airlines	392	7,234

Israel 0.9%
Bank Hapoalim BM	Banks	2,169	14,665
Bank Leumi Le-Israel BM	Banks	2,337	13,790
Bezeq Israeli Telecommunication Corp. Ltd.	Diversified Telecommunication Services	6,444	7,246
[b] Check Point Software Technologies Ltd.	Software	255	24,908

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Mizrahi Tefahot Bank Ltd.	Banks	288	5,285
			65,894
Italy 1.7%
Ferrari NV	Automobiles	222	30,196
Intesa Sanpaolo SpA	Banks	20,073	58,274
Intesa Sanpaolo SpA, di Risp	Banks	1,887	5,724
[b] Intesa Sanpaolo SpA, rts., 7/17/18	Banks	21,600	—
Luxottica Group SpA	Textiles, Apparel & Luxury Goods	168	10,839
Moncler SpA	Textiles, Apparel & Luxury Goods	243	11,065
[a] Poste Italiane SpA, Reg S	Insurance	1,152	9,644
			125,742
Japan 21.9%
ABC-Mart Inc.	Specialty Retail	100	5,471
Aisin Seiki Co. Ltd.	Auto Components	300	13,678
ANA Holdings Inc.	Airlines	200	7,347
Asahi Kasei Corp.	Chemicals	2,400	30,508
Astellas Pharma Inc.	Pharmaceuticals	5,100	77,767
Bandai Namco Holdings Inc.	Leisure Products	300	12,378
Bridgestone Corp.	Auto Components	1,500	58,678
	Technology Hardware, Storage &
CANON Inc.	Peripherals	2,100	68,840
Daicel Corp.	Chemicals	300	3,321
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	200	32,519
	Semiconductors & Semiconductor
Disco Corp.	Equipment	100	17,072
Hoya Corp.	Health Care Equipment & Supplies	900	51,181
Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	100	3,566
Iida Group Holdings Co. Ltd.	Household Durables	300	5,788
Isuzu Motors Ltd.	Automobiles	1,200	15,942
ITOCHU Corp.	Trading Companies & Distributors	2,400	43,498
Japan Airlines Co. Ltd.	Airlines	300	10,639
Japan Post Bank Co. Ltd.	Banks	900	10,482
Japan Tobacco Inc.	Tobacco	2,400	67,061
JXTG Holdings Inc.	Oil, Gas & Consumable Fuels	3,300	22,946
Kajima Corp.	Construction & Engineering	2,000	15,492
Kakaku.com Inc.	Internet Software & Services	300	6,777
KAO Corp.	Personal Products	1,100	83,916
KDDI Corp.	Wireless Telecommunication Services	4,500	123,139
Koito Manufacturing Co. Ltd.	Auto Components	100	6,609
Kuraray Co. Ltd.	Chemicals	600	8,266
Lawson Inc.	Food & Staples Retailing	100	6,247
Marubeni Corp.	Trading Companies & Distributors	1,800	13,733
Mebuki Financial Group Inc.	Banks	2,100	7,053
Mitsubishi Chemical Holdings Corp.	Chemicals	2,100	17,583
Mitsubishi Gas Chemical Co. Inc.	Chemicals	300	6,798
MS&AD Insurance Group Holdings Inc.	Insurance	600	18,656
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	1,700	77,292
Nissan Motor Co. Ltd.	Automobiles	5,100	49,635
Nitori Co. Ltd.	Specialty Retail	200	31,201
NTT DoCoMo Inc.	Wireless Telecommunication Services	3,600	91,735
Obayashi Corp.	Construction & Engineering	1,500	15,614
Oracle Corp. Japan	Software	100	8,170
Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	300	31,486
Otsuka Corp.	IT Services	200	7,845
Park24 Co. Ltd.	Commercial Services & Supplies	300	8,166
Pola Orbis Holdings Inc.	Personal Products	100	4,401
Sekisui Chemical Co. Ltd.	Household Durables	500	8,523
Sekisui House Ltd.	Household Durables	1,200	21,234
Shionogi & Co. Ltd.	Pharmaceuticals	600	30,827
Showa Shell Sekiyu K.K.	Oil, Gas & Consumable Fuels	300	4,477
Start Today Co. Ltd.	Internet & Direct Marketing Retail	600	21,749
Subaru Corp.	Automobiles	1,800	52,408
Sumitomo Rubber Industries Ltd.	Auto Components	300	4,767

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Sundrug Co. Ltd.	Food & Staples Retailing	200	8,107
Suzuki Motor Corp.	Automobiles	600	33,140
Taisei Corp.	Construction & Engineering	400	22,065
Teijin Ltd.	Chemicals	600	11,007
	Semiconductors & Semiconductor
Tokyo Electron Ltd.	Equipment	300	51,514
Tosoh Corp.	Chemicals	600	9,301
Toyota Motor Corp.	Automobiles	2,100	135,936
Trend Micro Inc.	Software	200	11,412
USS Co. Ltd.	Specialty Retail	400	7,613
Yamaha Motor Co. Ltd.	Automobiles	300	7,546
			1,640,122
Luxembourg 0.1%
RTL Group SA	Media	108	7,326

Macau 0.1%
Wynn Macau Ltd.	Hotels, Restaurants & Leisure	1,200	3,862

Netherlands 1.4%
Aegon NV	Insurance	4,098	24,574
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	1,440	34,475
	Equity Real Estate Investment Trusts
[b] Unibail-Rodamco-Westfield	(REITs)	16	3,522
	Equity Real Estate Investment Trusts
Unibail-Rodamco-Westfield	(REITs)	191	42,047
			104,618
New Zealand 0.5%
[b] a2 Milk Co. Ltd.	Food Products	756	5,866
Fisher & Paykel Healthcare Corp. Ltd.	Health Care Equipment & Supplies	1,125	11,341
Ryman Healthcare Ltd.	Health Care Providers & Services	792	6,419
Spark New Zealand Ltd.	Diversified Telecommunication Services	5,967	15,069
			38,695
Norway 0.8%
Marine Harvest ASA	Food Products	1,074	21,374
Telenor ASA	Diversified Telecommunication Services	1,815	37,222
			58,596
Portugal 0.1%
Jeronimo Martins SGPS SA	Food & Staples Retailing	528	7,626

Singapore 3.4%
	Equity Real Estate Investment Trusts
CapitaLand Commercial Trust	(REITs)	4,562	5,554
	Equity Real Estate Investment Trusts
CapitaLand Mall Trust	(REITs)	5,400	8,198
ComfortDelGro Corp. Ltd.	Road & Rail	5,100	8,790
DBS Group Holdings Ltd.	Banks	3,300	64,403
Jardine Cycle & Carriage Ltd.	Distributors	300	7,001
Oversea-Chinese Banking Corp. Ltd.	Banks	4,500	38,416
SATS Ltd.	Transportation Infrastructure	1,500	5,501
Singapore Exchange Ltd.	Capital Markets	2,400	12,620
Singapore Technologies Engineering Ltd.	Aerospace & Defense	3,300	7,963
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	19,200	43,371
United Overseas Bank Ltd.	Banks	2,100	41,214
	Electronic Equipment, Instruments &
Venture Corp. Ltd.	Components	300	3,925
Yangzijiang Shipbuilding Holdings Ltd.	Machinery	5,100	3,385
			250,341
Spain 2.9%
Amadeus IT Group SA, A	IT Services	1,008	79,558
Banco de Sabadell SA	Banks	6,003	10,061
Enagas SA	Oil, Gas & Consumable Fuels	252	7,367

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Endesa SA	Electric Utilities	777	17,141
Industria de Diseno Textil SA	Specialty Retail	2,427	82,913
Red Electrica Corp. SA	Electric Utilities	945	19,242
			216,282
Sweden 1.8%
Atlas Copco AB	Machinery	780	20,459
Boliden AB	Metals & Mining	357	11,597
Electrolux AB, B	Household Durables	450	10,261
[b] Epiroc AB, B	Machinery	915	8,387
Hennes & Mauritz AB, B	Specialty Retail	2,553	38,098
ICA Gruppen AB	Food & Staples Retailing	153	4,698
Swedish Match AB	Tobacco	417	20,682
Telia Co. AB	Diversified Telecommunication Services	4,398	20,137
			134,319
Switzerland 6.1%
EMS-Chemie Holding AG	Chemicals	24	15,384
Geberit AG	Building Products	75	32,169
Kuehne + Nagel International AG	Marine	120	18,031
Partners Group Holding AG	Capital Markets	54	39,564
Roche Holding AG	Pharmaceuticals	681	151,261
[b] Swiss Life Holding AG	Insurance	72	25,016
Swiss Re AG	Insurance	651	56,187
Swisscom AG	Diversified Telecommunication Services	60	26,781
[b] Zurich Insurance Group AG	Insurance	312	92,411
			456,804
United Kingdom 24.9%
3i Group PLC	Capital Markets	1,836	21,830
Admiral Group PLC	Insurance	615	15,488
Anglo American PLC	Metals & Mining	1,185	26,515
AstraZeneca PLC	Pharmaceuticals	2,121	147,097
BAE Systems PLC	Aerospace & Defense	7,095	60,587
Barratt Developments PLC	Household Durables	2,802	19,066
	Equity Real Estate Investment Trusts
British Land Co. PLC	(REITs)	1,509	13,392
BT Group PLC	Diversified Telecommunication Services	23,511	67,606
Burberry Group PLC	Textiles, Apparel & Luxury Goods	1,089	31,056
Centrica PLC	Multi-Utilities	8,976	18,682
Compass Group PLC	Hotels, Restaurants & Leisure	3,525	75,323
Croda International PLC	Chemicals	300	19,020
Diageo PLC	Beverages	2,499	89,807
Direct Line Insurance Group PLC	Insurance	3,354	15,184
easyJet PLC	Airlines	354	7,819
Experian PLC	Professional Services	1,890	46,774
GlaxoSmithKline PLC	Pharmaceuticals	7,677	155,054
	Equity Real Estate Investment Trusts
Hammerson PLC	(REITs)	813	5,609
Hargreaves Lansdown PLC	Capital Markets	714	18,585
Imperial Brands PLC	Tobacco	2,268	84,500
International Consolidated Airlines Group SA	Airlines	1,542	13,542
Intertek Group PLC	Professional Services	375	28,300
ITV PLC	Media	11,379	26,140
Johnson Matthey PLC	Chemicals	348	16,627
Kingfisher PLC	Specialty Retail	4,497	17,633
	Equity Real Estate Investment Trusts
Land Securities Group PLC	(REITs)	1,344	16,979
Marks & Spencer Group PLC	Multiline Retail	3,936	15,335
Mondi PLC	Paper & Forest Products	801	21,690
Next PLC	Multiline Retail	474	37,861
Pearson PLC	Media	789	9,219
Persimmon PLC	Household Durables	1,029	34,412
Randgold Resources Ltd.	Metals & Mining	177	13,600
Relx NV	Professional Services	2,289	48,814

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

RELX PLC	Professional Services	2,604	55,781
Rio Tinto PLC	Metals & Mining	2,613	144,927
Royal Mail PLC	Air Freight & Logistics	2,532	16,895
SSE PLC	Electric Utilities	2,442	43,686
Taylor Wimpey PLC	Household Durables	9,129	21,562
The Berkeley Group Holdings PLC	Household Durables	384	19,189
Unilever NV, IDR	Personal Products	2,721	151,808
Unilever PLC	Personal Products	2,745	151,922
Whitbread PLC	Hotels, Restaurants & Leisure	351	18,346
			1,863,262
Total Common Stocks and Other Equity Interests (Cost $7,062,458)			7,421,322
Preferred Stocks 0.3%
Germany 0.3%
[c] Bayerische Motoren Werke AG (BMW), 5.886%, pfd.	Automobiles	57	4,545
[c] Fuchs Petrolub SE, 2.154%, pfd.	Chemicals	147	7,250
[c] Porsche Automobil Holding SE, 3.226%, pfd.	Automobiles	150	9,555
[c] Schaeffler AG, 4.933%, pfd.	Auto Components	375	4,882

Total Preferred Stocks (Cost $28,142)			26,232
Total Investments (Cost $7,090,600) 99.5%			7,447,554

Other Assets, less Liabilities 0.5%			34,994
Net Assets 100.0%			$7,482,548

aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At June 30,
2018, the aggregate value of these securities was $23,083, representing 0.3% of net assets.
bNon-income producing.
cVariable rate security. The rate shown represents the yield at period end.

						FRANKLIN TEMPLETON ETF TRUST
				STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

At June 30, 2018 the Fund had the following forward exchange contracts outstanding. See Note3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Australian Dollar	BOFA	Buy	1,777,862	$1,313,489	7/03/18	$83	$—
Australian Dollar	BOFA	Sell	1,777,862	1,345,481	7/03/18	31,908	—
Danish Krone	BOFA	Buy	1,609,822	252,249	7/03/18	15	—
Danish Krone	BOFA	Sell	1,609,822	253,065	7/03/18	801	—
Euro	BOFA	Buy	981,561	1,145,937	7/03/18	85	—
Euro	BOFA	Sell	981,561	1,148,137	7/03/18	2,115	—
Great British Pound	BOFA	Buy	1,277,650	1,686,731	7/03/18	86	—
Great British Pound	BOFA	Sell	1,277,650	1,702,418	7/03/18	15,599	—
Hong Kong Dollar	MSCO	Buy	3,151,311	401,713	7/03/18	—	(39)
Hong Kong Dollar	MSCO	Sell	3,151,311	402,038	7/03/18	364	—
Israeli Shekel	BOFA	Buy	155,311	42,429	7/03/18	—	(1)
Israeli Shekel	BOFA	Sell	155,311	43,635	7/03/18	1,207	—
Japanese Yen	BOFA	Buy	182,598,687	1,648,661	7/03/18	—	(138)
Japanese Yen	BOFA	Sell	182,598,687	1,683,812	7/03/18	35,289	—
New Zealand Dollar	BOFA	Buy	55,304	37,451	7/03/18	—	(7)
New Zealand Dollar	BOFA	Sell	55,304	38,802	7/03/18	1,359	—
Norwegian Krone	BOFA	Buy	477,407	58,567	7/03/18	8	—
Norwegian Krone	BOFA	Sell	477,407	58,416	7/03/18	—	(159)
Singapore Dollar	BOFA	Buy	361,236	264,957	7/03/18	—	(24)
Singapore Dollar	BOFA	Sell	361,236	270,238	7/03/18	5,305	—
Swedish Krona	BOFA	Buy	1,220,062	136,375	7/03/18	5	—
Swedish Krona	BOFA	Sell	1,220,062	138,477	7/03/18	2,096	—
Swiss Franc	MSCO	Buy	449,208	452,368	7/03/18	29	—
Swiss Franc	MSCO	Sell	449,208	458,142	7/03/18	5,744	—
Australian Dollar	BOFA	Sell	1,841,936	1,360,984	8/02/18	—	(70)
Danish Krone	BOFA	Sell	1,579,955	248,161	8/02/18	10	—
Euro	BOFA	Sell	964,592	1,128,481	8/02/18	—	(174)
Great British Pound	BOFA	Sell	1,269,526	1,678,035	8/02/18	—	(329)
Hong Kong Dollar	MSCO	Sell	2,978,634	379,842	8/02/18	26	—
Israeli Shekel	BOFA	Sell	154,367	42,254	8/02/18	—	(5)
Japanese Yen	BOFA	Sell	182,935,680	1,654,459	8/02/18	—	(395)
New Zealand Dollar	BOFA	Sell	59,506	40,287	8/02/18	—	(2)
Norwegian Krone	BOFA	Sell	488,809	60,042	8/02/18	—	(4)
Singapore Dollar	BOFA	Sell	339,570	249,198	8/02/18	14	—
Swedish Krona	BOFA	Sell	1,202,637	134,723	8/02/18	—	(7)
Swiss Franc	MSCO	Sell	452,552	456,874	8/02/18	—	(30)
Total Forward Exchange Contracts						$102,148	$(1,384)
Net unrealized appreciation (depreciation)							$100,764
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Abbreviations
Counterparty
BOFA	-	Bank of America Corp.
MSCO	-	Morgan Stanley

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Selected Portfolio

IDR	-	International Depositary Receipt
REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2018 (unaudited)

Franklin LibertyQ U.S. Equity ETF	Shares	Value
Common Stocks 99.8%
Consumer Discretionary 20.8%
[a] AMC Networks Inc., A	693	$43,105
Aptiv PLC	4,004	366,887
[a] AutoZone Inc.	231	154,985
Best Buy Co. Inc.	7,007	522,582
Carnival Corp.	7,777	445,700
Carter's Inc.	1,155	125,190
Choice Hotels International Inc.	924	69,854
Comcast Corp., A	33,726	1,106,550
Darden Restaurants Inc.	3,619	387,450
Dick's Sporting Goods Inc.	2,233	78,713
Dollar General Corp.	3,465	341,649
Dominos Pizza Inc.	1,155	325,906
Foot Locker Inc.	4,081	214,865
Ford Motor Co.	30,415	336,694
Garmin Ltd.	3,465	211,365
Gentex Corp.	6,314	145,348
Genuine Parts Co.	3,850	353,391
[a] Grand Canyon Education Inc.	308	34,376
H&R Block Inc.	6,776	154,357
Hasbro Inc.	3,080	284,315
John Wiley & Sons Inc., A	308	19,219
Kohl's Corp.	5,082	370,478
L Brands Inc.	6,930	255,578
Las Vegas Sands Corp.	5,005	382,182
Lear Corp.	1,463	271,840
Leggett & Platt Inc.	3,465	154,678
Lowe's Cos. Inc.	10,472	1,000,809
[a] Lululemon Athletica Inc.	2,541	317,244
Macy's Inc.	7,238	270,918
McDonald's Corp.	7,007	1,097,927
[a] Michael Kors Holdings Ltd.	4,620	307,692
Newell Brands Inc.	3,234	83,405
NIKE Inc., B	15,477	1,233,207
Nordstrom Inc.	3,311	171,444
[a] NVR Inc.	55	163,369
[a] O'Reilly Automotive Inc.	2,387	653,012
Omnicom Group Inc.	4,851	369,986
Penske Automotive Group Inc.	308	14,430
Polaris Industries Inc.	1,771	216,381
Pool Corp.	847	128,321
Ralph Lauren Corp.	385	48,402
Ross Stores Inc.	12,474	1,057,171
Sirius XM Holdings Inc.	9,471	64,119
Six Flags Entertainment Corp.	616	43,151
Starbucks Corp.	19,635	959,170
Tapestry Inc.	8,316	388,440
Target Corp.	11,319	861,602
The Gap Inc.	7,546	244,415
The Home Depot Inc.	6,006	1,171,771
The Interpublic Group of Cos. Inc.	2,926	68,585
[a] The Michaels Cos. Inc.	2,387	45,759
The TJX Cos. Inc.	12,320	1,172,618
The Walt Disney Co.	11,088	1,162,133
Thor Industries Inc.	1,155	112,485
Tiffany & Co.	2,233	293,863
Tractor Supply Co.	3,157	241,479
[a] Ulta Beauty Inc.	1,463	341,552
[a] Urban Outfitters Inc.	1,925	85,759
VF Corp.	9,086	740,691

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Viacom Inc., B	2,926	88,248
Williams-Sonoma Inc.	2,618	160,693
Yum! Brands Inc.	10,934	855,257
		23,392,765
Consumer Staples 15.0%
Altria Group Inc.	19,943	1,132,563
Archer-Daniels-Midland Co.	4,081	187,032
Brown-Forman Corp., A	1,386	67,720
Brown-Forman Corp., B	4,774	233,974
Campbell Soup Co.	5,005	202,903
Casey's General Stores Inc.	770	80,912
Church & Dwight Co. Inc.	6,776	360,212
Clorox Co.	4,158	562,369
Colgate-Palmolive Co.	17,171	1,112,852
Costco Wholesale Corp.	5,313	1,110,311
CVS Health Corp.	17,325	1,114,864
Dr. Pepper Snapple Group Inc.	5,082	620,004
Estee Lauder Cos. Inc., A	6,314	900,945
Flowers Foods Inc.	4,004	83,403
General Mills Inc.	14,938	661,156
Hormel Foods Corp.	7,469	277,921
Ingredion Inc.	1,540	170,478
Lamb Weston Holdings Inc.	2,926	200,460
McCormick & Co. Inc.	3,157	366,496
[a] Monster Beverage Corp.	4,928	282,374
Nu Skin Enterprises Inc., A	1,309	102,351
PepsiCo Inc.	11,165	1,215,533
Philip Morris International Inc.	14,091	1,137,707
[a] Pilgrim's Pride Corp.	1,540	31,000
[a] Sprouts Farmers Market Inc.	924	20,393
Sysco Corp.	13,013	888,658
The Hershey Co.	4,389	408,440
The J. M. Smucker Co.	847	91,036
The Procter & Gamble Co.	15,246	1,190,103
Tyson Foods Inc.	6,545	450,623
Walgreens Boots Alliance Inc.	6,237	374,314
Walmart Inc.	13,475	1,154,134
		16,793,241
Energy 1.2%
Phillips 66	3,080	345,915
Valero Energy Corp.	9,086	1,007,001
		1,352,916
Financials 4.9%
AGNC Investment Corp.	7,392	137,417
American National Insurance Co.	231	27,625
Annaly Capital Management Inc.	15,015	154,504
Chimera Investment Corp.	4,158	76,008
Erie Indemnity Co., A	539	63,203
Evercore Inc.	308	32,479
Everest Re Group Ltd.	308	70,988
FactSet Research Systems Inc.	770	152,537
FNF Group	4,312	162,218
Lazard Ltd., A	3,311	161,941
MarketAxess Holdings Inc.	770	152,352
Marsh & McLennan Cos. Inc.	10,703	877,325
Mercury General Corp.	693	31,573
Morningstar Inc.	462	59,252
MSCI Inc.	1,694	280,238
People's United Financial Inc.	7,931	143,472
Realty Income Corp.	7,546	405,899
S&P Global Inc.	4,620	941,972
Santander Consumer USA Holdings Inc.	2,310	44,098

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

SEI Investments Co.	1,540	96,281
Simon Property Group Inc.	3,927	668,336
The Progressive Corp.	9,471	560,210
VEREIT Inc.	25,025	186,186
		5,486,114
Health Care 11.3%
AbbVie Inc.	11,242	1,041,571
Amgen Inc.	6,237	1,151,288
[a] Biogen Inc.	3,773	1,095,075
Bristol-Myers Squibb Co.	12,320	681,789
[a] Cerner Corp.	4,620	276,230
Chemed Corp.	154	49,559
Eli Lilly & Co.	13,090	1,116,970
Encompass Health Corp.	693	46,930
[a] Exelixis Inc.	3,542	76,224
[a] Express Scripts Holding Co.	4,543	350,765
Gilead Sciences Inc.	16,555	1,172,756
HCA Holdings Inc.	2,002	205,405
[a] Intuitive Surgical Inc.	1,848	884,231
Johnson & Johnson	9,317	1,130,525
[a] Mettler-Toledo International Inc.	616	356,436
Pfizer Inc.	31,108	1,128,598
ResMed Inc.	3,696	382,832
[a] United Therapeutics Corp.	1,386	156,826
UnitedHealth Group Inc.	4,620	1,133,471
[a] Varian Medical Systems Inc.	2,387	271,449
		12,708,930
Industrials 11.8%
3M Co.	5,698	1,120,911
Alaska Air Group Inc.	3,542	213,901
BWX Technologies Inc.	2,156	134,362
C.H. Robinson Worldwide Inc.	4,312	360,742
Cintas Corp.	2,156	399,011
Copa Holdings SA	539	51,000
[a] Copart Inc.	4,697	265,662
Cummins Inc.	3,465	460,845
Delta Air Lines Inc.	14,168	701,883
Emerson Electric Co.	15,554	1,075,404
Expeditors International of Washington Inc.	4,466	326,465
Fastenal Co.	8,393	403,955
Graco Inc.	3,850	174,097
HEICO Corp., A	1,348	82,130
Huntington Ingalls Industries Inc.	1,001	217,007
J.B. Hunt Transport Services Inc.	2,618	318,218
Landstar System Inc.	847	92,492
Lockheed Martin Corp.	3,542	1,046,413
MSC Industrial Direct Co. Inc., A	924	78,401
Northrop Grumman Corp.	3,388	1,042,488
Old Dominion Freight Line Inc.	1,463	217,929
Raytheon Co.	5,313	1,026,365
Robert Half International Inc.	3,927	255,648
Rockwell Automation Inc.	3,388	563,187
Rollins Inc.	2,926	153,849
Schneider National Inc., B	308	8,473
Southwest Airlines Co.	12,012	611,171
Toro Co.	3,311	199,488
Union Pacific Corp.	7,777	1,101,845
W.W. Grainger Inc.	1,463	451,189
Watsco Inc.	616	109,820
		13,264,351
Information Technology 21.0%
Accenture PLC, A	7,084	1,158,872

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

[a] Adobe Systems Inc.	3,773	919,895
Amdocs Ltd.	4,081	270,121
Apple Inc.	5,929	1,097,517
Applied Materials Inc.	21,406	988,743
[a] Arista Networks Inc.	462	118,960
Automatic Data Processing Inc.	8,547	1,146,495
Broadridge Financial Solutions Inc.	3,465	398,822
CA Inc.	8,085	288,230
Cisco Systems Inc.	26,103	1,123,212
Cognizant Technology Solutions Corp., A	4,158	328,440
[a] F5 Networks Inc.	1,925	331,966
FLIR Systems Inc.	2,849	148,063
[a] Fortinet Inc.	1,001	62,492
Genpact Ltd.	1,694	49,007
Hewlett Packard Enterprise Co.	11,396	166,496
HP Inc.	47,740	1,083,221
Intel Corp.	20,174	1,002,850
International Business Machines Corp.	7,931	1,107,961
Intuit Inc.	5,544	1,132,667
[a] IPG Photonics Corp.	385	84,943
Jack Henry & Associates Inc.	2,156	281,056
KLA-Tencor Corp.	3,080	315,792
Lam Research Corp.	2,618	452,521
Mastercard Inc., A	5,852	1,150,035
[a,b] Match Group Inc.	616	23,864
Maxim Integrated Products Inc.	6,699	392,963
Microchip Technology Inc.	5,467	497,224
[a] Micron Technology Inc.	15,477	811,614
Microsoft Corp.	11,319	1,116,167
Motorola Solutions Inc.	3,465	403,222
NetApp Inc.	5,082	399,089
NVIDIA Corp.	4,466	1,057,995
Paychex Inc.	9,702	663,132
[a] Red Hat Inc.	1,309	175,890
Skyworks Solutions Inc.	5,467	528,386
Texas Instruments Inc.	10,010	1,103,602
[a,b] Ubiquiti Networks Inc.	154	13,047
[a] VeriSign Inc.	2,695	370,347
[a] VMware Inc., A	2,002	294,234
Western Union Co.	3,465	70,443
Xilinx Inc.	7,084	462,302
		23,591,898
Materials 2.0%
Avery Dennison Corp.	1,463	149,372
Eastman Chemical Co.	1,078	107,757
LyondellBasell Industries NV, A	9,933	1,091,140
NewMarket Corp.	231	93,440
Packaging Corp. of America	1,155	129,118
Praxair Inc.	3,388	535,812
Sealed Air Corp.	1,232	52,298
Sonoco Products Co.	2,464	129,360
		2,288,297
Real Estate 1.9%
EPR Properties	1,540	99,777
Gaming and Leisure Properties Inc.	3,927	140,587
Kimco Realty Corp.	6,699	113,816
National Retail Properties Inc.	4,312	189,555
OMEGA Healthcare Investors Inc.	5,390	167,090
Public Storage	4,389	995,688
Senior Housing Properties Trust	6,468	117,006
Spirit Realty Capital Inc.	13,706	110,059
STORE Capital Corp.	3,388	92,831

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

WP Carey Inc.	1,848	122,615
		2,149,024
Telecommunication Services 2.3%
AT&T Inc.	42,658	1,369,749
Verizon Communications Inc.	23,485	1,181,530
		2,551,279
Utilities 7.6%
Alliant Energy Corp.	4,774	202,036
American Electric Power Co. Inc.	12,012	831,831
Atmos Energy Corp.	2,233	201,283
Consolidated Edison Inc.	7,007	546,406
DTE Energy Co.	4,697	486,750
Duke Energy Corp.	13,398	1,059,514
Eversource Energy	4,851	284,317
Exelon Corp.	24,794	1,056,224
Hawaiian Electric Industries Inc.	2,618	89,797
NextEra Energy Inc.	6,699	1,118,934
OGE Energy Corp.	3,850	135,559
PG&E Corp.	12,166	517,785
Pinnacle West Capital Corp.	2,926	235,719
Public Service Enterprise Group Inc.	14,553	787,899
Vectren Corp.	2,156	154,046
WEC Energy Group Inc.	3,619	233,968
Xcel Energy Inc.	12,397	566,295
		8,508,363
Total Investments before Short Term Investments (Cost $102,635,131)		112,087,178
Short-Term Investments (Cost $16,675) 0.0%†
Investments from Cash Collateral Received for Loaned Securities 0.0%†
Money Market Funds 0.0%†
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 1.51%	16,675	16,675

Total Investments (Cost $102,651,806) 99.8%		112,103,853

Other Assets, less Liabilities 0.2%		203,934
Net Assets 100.0%		$112,307,787

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bA portion or all of the security is on loan at June 30, 2018.
cSee Note 5 regarding investments in affiliated management investment companies.
dThe rate shown is the annualized seven-day yield at period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2018 (unaudited)

Franklin LibertyQ U.S. Mid Cap Equity ETF	Shares	Value
Common Stocks 99.7%
Consumer Discretionary 28.3%
[a] AMC Networks Inc., A	150	$9,330
[a] AutoZone Inc.	105	70,448
Best Buy Co. Inc.	1,025	76,444
BorgWarner Inc.	445	19,206
[a] Burlington Stores Inc.	300	45,159
Carter's Inc.	230	24,930
CBS Corp., B	740	41,603
Choice Hotels International Inc.	145	10,962
Cinemark Holdings Inc.	260	9,121
D.R. Horton Inc.	985	40,385
Dick's Sporting Goods Inc.	430	15,158
Dollar General Corp.	795	78,387
Dominos Pizza Inc.	230	64,899
Foot Locker Inc.	670	35,275
Garmin Ltd.	515	31,415
[a] GCI Liberty Inc., A	200	9,016
Genuine Parts Co.	750	68,842
[a] Grand Canyon Education Inc.	110	12,277
H&R Block Inc.	1,070	24,375
Hanesbrands Inc.	1,260	27,745
Hasbro Inc.	545	50,309
[a] Hilton Grand Vacations Inc.	305	10,584
John Wiley & Sons Inc., A	210	13,104
Kohl's Corp.	955	69,619
L Brands Inc.	1,175	43,334
[a] Lululemon Athletica Inc.	220	27,467
Macy's Inc.	1,790	67,000
[a] Michael Kors Holdings Ltd.	800	53,280
Nordstrom Inc.	675	34,951
[a] NVR Inc.	14	41,585
[a] O'Reilly Automotive Inc.	260	71,128
Omnicom Group Inc.	465	35,466
Penske Automotive Group Inc.	80	3,748
Pool Corp.	230	34,845
Ralph Lauren Corp.	245	30,801
Ross Stores Inc.	880	74,580
[a] ServiceMaster Global Holdings Inc.	280	16,652
Six Flags Entertainment Corp.	340	23,817
[a] Skechers USA. Inc., A	505	15,155
Tapestry Inc.	1,360	63,526
[a] Tempur Sealy International Inc.	150	7,208
The Gap Inc.	1,295	41,945
The Interpublic Group of Cos. Inc.	1,930	45,239
[a] The Michaels Cos. Inc.	630	12,077
Tiffany & Co.	515	67,774
Tractor Supply Co.	745	56,985
[a] Ulta Beauty Inc.	275	64,201
[a] Urban Outfitters Inc.	345	15,370
VF Corp.	855	69,700
Viacom Inc., B	730	22,017
Williams-Sonoma Inc.	475	29,155
Wyndham Destinations Inc.	620	27,447
Yum China Holdings Inc.	1,500	57,690
		2,012,736
Consumer Staples 9.8%
Brown-Forman Corp., A	200	9,772
Brown-Forman Corp., B	1,045	51,215
Campbell Soup Co.	865	35,067

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Church & Dwight Co. Inc.	1,120	59,539
Clorox Co.	575	77,769
Coty Inc., A	2,005	28,271
Dr. Pepper Snapple Group Inc.	590	71,980
Energizer Holdings Inc.	215	13,536
Flowers Foods Inc.	1,050	21,872
[a] Herbalife Nutrition Ltd.	510	27,397
Kellogg Co.	1,085	75,809
McCormick & Co. Inc.	550	63,850
Nu Skin Enterprises Inc., A	290	22,675
[a] Pilgrim's Pride Corp.	255	5,133
[a] Sprouts Farmers Market Inc.	605	13,352
The Hershey Co.	710	66,073
The Kroger Co.	1,940	55,193
		698,503
Energy 0.2%
PBF Energy Inc.	350	14,675

Financials 12.1%
Ally Financial Inc.	915	24,037
American National Insurance Co.	40	4,784
Annaly Capital Management Inc.	4,170	42,909
[a] Arch Capital Group Ltd.	1,770	46,834
Axis Capital Holdings Ltd.	350	19,467
BGC Partners Inc., A	550	6,226
[a] Brighthouse Financial Inc.	235	9,416
Cincinnati Financial Corp.	350	23,401
CNA Financial Corp.	140	6,395
[a] Credit Acceptance Corp.	55	19,437
Discover Financial Services	945	66,537
Evercore Inc.	80	8,436
Everest Re Group Ltd.	205	47,248
FactSet Research Systems Inc.	170	33,677
First American Financial Corp.	440	22,757
FNF Group	975	36,680
Lazard Ltd., A	525	25,678
Legg Mason Inc.	265	9,203
MarketAxess Holdings Inc.	75	14,840
Mercury General Corp.	125	5,695
MSCI Inc.	375	62,036
Nasdaq Inc.	520	47,460
Navient Corp.	520	6,776
Prosperity Bancshares Inc.	260	17,774
Realty Income Corp.	1,220	65,624
Santander Consumer USA Holdings Inc.	530	10,118
SEI Investments Co.	775	48,453
Torchmark Corp.	470	38,263
Unum Group	1,065	39,394
Validus Holdings Ltd.	335	22,646
W.R. Berkley Corp.	420	30,412
		862,613
Health Care 9.1%
[a] Acadia Healthcare Co. Inc.,	310	12,682
[a] Align Technology Inc.	210	71,849
[a] Cerner Corp.	1,165	69,655
[a] Edwards Lifesciences Corp.	505	73,513
Encompass Health Corp.	280	18,962
[a] Henry Schein Inc.	715	51,938
[a] IDEXX Laboratories Inc.	335	73,010
[a] Masimo Corp.	100	9,765
[a] Mednax Inc.	400	17,312
[a] Mettler-Toledo International Inc.	120	69,435
[a] Premier Inc., A	215	7,822

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

[a] United Therapeutics Corp.	215	24,327
Universal Health Services Inc., B	430	47,919
[a] Varian Medical Systems Inc.	390	44,351
[a] Waters Corp.	295	57,109
		649,649
Industrials 17.8%
Air Lease Corp.	380	15,949
Allegion PLC	385	29,784
Allison Transmission Holdings Inc.	250	10,122
American Airlines Group Inc.	1,605	60,926
BWX Technologies Inc.	360	22,435
C.H. Robinson Worldwide Inc.	680	56,889
Cintas Corp.	380	70,326
Copa Holdings SA	140	13,247
Cummins Inc.	490	65,170
Donaldson Co. Inc.	565	25,493
Dun & Bradstreet Corp.	185	22,690
Equifax Inc.	485	60,678
Expeditors International of Washington Inc.	800	58,480
Fastenal Co.	1,315	63,291
Fortive Corp.	965	74,411
Graco Inc.	830	37,533
HEICO Corp., A	275	16,761
Hubbell Inc., B	205	21,677
[a] JetBlue Airways Corp.	1,215	23,061
KAR Auction Services Inc.	415	22,742
Landstar System Inc.	85	9,282
Lennox International Inc.	160	32,024
ManpowerGroup Inc.	310	26,679
MSC Industrial Direct Co. Inc., A	235	19,940
Nielsen Holdings PLC	1,630	50,416
Old Dominion Freight Line Inc.	310	46,178
Robert Half International Inc.	675	43,942
Rockwell Automation Inc.	395	65,661
Rollins Inc.	525	27,604
Schneider National Inc., B	120	3,301
Toro Co.	540	32,535
W.W. Grainger Inc.	225	69,390
Watsco Inc.	150	26,742
Xylem Inc.	550	37,059
		1,262,418
Information Technology 13.6%
[a] Black Knight Inc.	355	19,010
Booz Allen Hamilton Holding Corp.	760	33,235
Broadridge Financial Solutions Inc.	240	27,624
CA Inc.	1,570	55,971
[a] Cadence Design Systems Inc.	1,355	58,685
CDW Corp. of Delaware	725	58,573
[a] F5 Networks Inc.	360	62,082
[a] Fair Isaac Corp.	60	11,599
Genpact Ltd.	595	17,213
Jack Henry & Associates Inc.	380	49,537
Juniper Networks Inc.	1,355	37,154
KLA-Tencor Corp.	615	63,056
[a] Manhattan Associates Inc.	340	15,983
[a,b] Match Group Inc.	190	7,361
Monolithic Power Systems	90	12,030
National Instruments Corp.	505	21,200
NetApp Inc.	1,020	80,101
Paychex Inc.	1,060	72,451
Pegasystems Inc.	75	4,110
[a] Red Hat Inc.	430	57,779
[a] Synopsys Inc.	645	55,193

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

[a] Ubiquiti Networks Inc.	45	3,812
[a] VeriSign Inc.	360	49,471
Western Union Co.	2,175	44,218
Xerox Corp.	445	10,680
Xilinx Inc.	565	36,872
		965,000
Materials 2.0%
Ardagh Group SA	60	997
Avery Dennison Corp.	405	41,351
[a] Crown Holdings Inc.	550	24,618
NewMarket Corp.	30	12,135
RPM International Inc.	560	32,659
Sealed Air Corp.	330	14,009
The Scotts Miracle-Gro Co., A	190	15,800
		141,569
Real Estate 5.2%
Alexandria Real Estate Equities Inc.	400	50,468
Apple Hospitality REIT Inc.	970	17,344
Coresite Realty Corp.	105	11,636
EPR Properties	330	21,381
Equity Lifestyle Properties Inc.	170	15,623
Essex Property Trust Inc.	290	69,330
Federal Realty Investment Trust	160	20,248
Highwoods Properties Inc.	435	22,068
Hospitality Properties Trust	735	21,028
Host Hotels & Resorts Inc.	1,495	31,500
Lamar Advertising Co., A	405	27,665
National Retail Properties Inc.	770	33,849
Retail Properties of America Inc., A	450	5,751
Senior Housing Properties Trust	1,310	23,698
		371,589
Utilities 1.6%
Consolidated Edison Inc.	625	48,738
Entergy Corp.	765	61,804
		110,542
Total Investments before Short Term Investments (Cost $6,885,481)		7,089,294
Short-Term Investments (Cost $4,000) 0.1%
Investments from Cash Collateral Received for Loaned Securities 0.1%
Money Market Funds 0.1%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 1.51%	4,000	4,000

Total Investments (Cost $6,889,481) 99.8%		7,093,294

Other Assets, less Liabilities 0.2%		11,582
Net Assets 100.0%		$7,104,876

aNon-income producing.
bA portion or all of the security is on loan at June 30, 2018.
cSee Note 5 regarding investments in affiliated management investment companies.
dThe rate shown is the annualized seven-day yield at period end.

Abbreviations
Selected Portfolio
REIT	- Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2018 (unaudited)

Franklin LibertyQ U.S. Small Cap Equity ETF	Shares	Value
Common Stocks 100.0%
Consumer Discretionary 28.6%
Dine Brands Global Inc.	220	$16,456
[a] 1-800-FLOWERS.Com Inc.	380	4,769
Abercrombie & Fitch Co., A	1,115	27,295
Acushnet Holdings Corp.	325	7,950
[a] Adtalem Global Education Inc.	685	32,948
AMC Entertainment Holdings Inc., A	360	5,724
[a] America's Car-Mart Inc.	80	4,952
American Eagle Outfitters Inc.	2,375	55,219
[a] American Outdoor Brands Corp.	615	7,398
[a] American Public Education Inc.	195	8,210
[a] Asbury Automotive Group Inc.	305	20,908
[a] Ascena Retail Group Inc.	2,125	8,468
[a] At Home Group Inc.	150	5,873
Barnes & Noble Inc.	700	4,445
Bassett Furniture Industries Inc.	140	3,857
Bed Bath & Beyond Inc.	1,005	20,025
[a] Belmond Ltd., A	900	10,035
[b] Big 5 Sporting Goods Corp.	320	2,432
Big Lots Inc.	725	30,290
BJ's Restaurants Inc.	275	16,500
Bloomin' Brands Inc.	1,450	29,145
Brinker International Inc.	280	13,328
[b] Buckle Inc.	450	12,105
Caleres Inc.	615	21,150
Callaway Golf Co.	580	11,003
[a] Cambium Learning Group Inc.	105	1,171
Camping World Holdings Inc., A	380	9,492
Capella Education Co.	190	18,753
[a] Career Education Corp.	785	12,693
Chico's FAS Inc.	1,870	15,222
Churchill Downs Inc.	100	29,650
[a] Chuy's Holdings Inc.	255	7,829
Citi Trends Inc.	185	5,076
Cooper Tire & Rubber Co.	580	15,254
[a] Cooper-Standard Holding Inc.	190	24,827
[b] Cracker Barrel Old Country Store Inc.	315	49,206
[a] Crocs Inc.	670	11,799
Dana Inc.	1,220	24,632
[a] Dave & Buster's Entertainment Inc.	545	25,942
[a] Deckers Outdoor Corp.	425	47,978
[a] Del Frisco's Restaurant Group Inc.	265	3,339
[a] Denny's Corp.	945	15,054
Dillard's Inc., A	145	13,702
[a] Dorman Products Inc.	350	23,908
DSW Inc., A	930	24,013
[a] Duluth Holdings Inc.	125	2,974
[a] El Pollo Loco Holdings Inc.	260	2,964
Entravision Communications Corp., A	640	3,200
Escalade Inc.	125	1,763
Ethan Allen Interiors Inc.	390	9,555
[a] Express Inc.	675	6,176
[a] Fiesta Restaurant Group Inc.	335	9,615
[a] Five Below Inc.	805	78,657
Flexsteel Industries Inc.	100	3,990
[a] Francesca's Holdings Corp.	535	4,039
Gannett Co. Inc.	1,615	17,280
[a] Genesco Inc.	305	12,108
Group 1 Automotive Inc.	240	15,120
Guess? Inc.	810	17,334

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Hamilton Beach Brands Holding Co., A	60	1,743
Haverty Furniture Cos. Inc.	305	6,588
[a] Helen of Troy Ltd.	160	15,752
[a] Hibbett Sports Inc.	270	6,183
Hooker Furniture Corp.	135	6,332
ILG Inc.	1,200	39,636
International Speedway Corp., A	155	6,929
[a,b] iRobot Corp.	305	23,110
[a] J. Jill Inc.	195	1,821
Jack in the Box Inc.	380	32,346
Johnson Outdoors Inc., A	70	5,917
[a] Kirkland's Inc.	215	2,503
La-Z-Boy Inc.	620	18,972
[a] Lands' End Inc.	65	1,814
LCI Industries	295	26,594
[a] LGI Homes Inc.	120	6,928
[a] Liberty Latin America Ltd., A	280	5,354
[a] Liberty Latin America Ltd., C	730	14,147
Lifetime Brands Inc.	160	2,024
Lithia Motors Inc.	140	13,240
[a] Malibu Boats Inc., A	210	8,807
Marcus Corp.	245	7,963
Marine Products Corp.	105	1,867
Marriott Vacations Worldwide Corp.	210	23,722
[a] MCBC Holdings Inc.	185	5,356
Meredith Corp.	525	26,775
[a] Monarch Casino & Resort Inc.	95	4,185
Monro Inc.	390	22,659
Movado Group Inc.	225	10,867
National CineMedia Inc.	800	6,720
[a] Nautilus Inc.	380	5,966
New Media Investment Group Inc.	925	17,094
[a] New York & Co. Inc.	220	1,126
Nutrisystem Inc.	350	13,475
Office Depot Inc.	6,365	16,231
[a] Ollie's Bargain Outlet Holdings Inc.	610	44,225
Oxford Industries Inc.	255	21,160
Papa John's International Inc.	285	14,455
PetMed Express Inc.	305	13,435
[a] Potbelly Corp.	285	3,691
Red Rock Resorts Inc., A	435	14,572
[a] Regis Corp.	340	5,624
Rent-A-Center Inc.	570	8,390
Rocky Brands Inc.	45	1,350
Ruth's Hospitality Group Inc.	390	10,939
[a] Sally Beauty Holdings Inc.	790	12,664
Scholastic Corp.	410	18,167
Shoe Carnival Inc.	175	5,679
[a] Shutterfly Inc.	200	18,006
Signet Jewelers Ltd.	395	22,021
Sinclair Broadcast Group Inc., A	430	13,824
[a] Sleep Number Corp.	525	15,235
Sonic Automotive Inc.	350	7,210
[a] Sportsman's Warehouse Holdings Inc.	525	2,688
Standard Motor Products Inc.	280	13,535
Steven Madden Ltd.	760	40,356
Strayer Education Inc.	165	18,647
Sturm Ruger & Co. Inc.	235	13,160
Superior Group of Cos. Inc.	115	2,382
Tailored Brands Inc.	645	16,460
Tenneco Inc.	640	28,134
Texas Roadhouse Inc., A	1,095	71,733
The Cato Corp., A	330	8,125
The Cheesecake Factory Inc.	740	40,744

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

The Children's Place Inc.	245	29,596
[a,b] The Container Store Group Inc.	230	1,934
[a] The Habit Restaurants Inc., A	300	3,000
The New York Times Co., A	1,695	43,900
Tile Shop Holdings Inc.	600	4,620
Tilly's Inc., A	195	2,954
[a] Town Sports International Holdings Inc.	100	1,455
Tupperware Brands Corp.	385	15,877
[a] Vera Bradley Inc.	295	4,142
Weyco Group Inc.	95	3,458
[a] WideOpenWest Inc.	240	2,318
Winmark Corp.	30	4,454
Wolverine World Wide Inc.	1,325	46,070
World Wrestling Entertainment Inc.	485	35,318
[a] Zoe's Kitchen Inc.	245	2,391
[a] Zumiez Inc.	235	5,887
		2,069,531
Consumer Staples 6.1%
[b] B&G Foods Inc., A	735	21,976
[a] Boston Beer Inc., A	125	37,462
[a] Central Garden & Pet Co., A	380	15,379
[a] Central Garden & Pet Co.	115	5,000
Coca-Cola Bottling Co. Consolidated	60	8,108
Dean Foods Co.	1,295	13,610
[a] Farmer Brothers Co.	120	3,666
Ingles Markets Inc., A	195	6,201
Inter Parfums Inc.	215	11,503
J & J Snack Foods Corp.	225	34,306
John B. Sanfilippo & Son Inc.	115	8,562
Lancaster Colony Corp.	230	31,837
Medifast Inc.	165	26,426
[a] National Beverage Corp.	175	18,707
[a] Natural Grocers by Vitamin Cottage Inc.	115	1,465
Natural Health Trends Corp.	60	1,501
[a] Natures Sunshine Products Inc.	125	1,169
[a] Performance Food Group Co.	1,170	42,939
PriceSmart Inc.	320	28,960
Sanderson Farms Inc.	245	25,762
[a] Smart & Final Stores Inc.	250	1,388
[a] The Chefs' Warehouse Inc.	205	5,843
Turning Point Brands Inc.	50	1,595
Universal Corp.	300	19,815
Vector Group Ltd.	1,230	23,468
Village Super Market Inc., A	135	3,977
WD-40 Co.	195	28,519
Weis Markets Inc.	150	8,001
		437,145
Energy 0.2%
[a] CONSOL Mining Corp.	190	7,286
[a] FTS International Inc.	130	1,851
[a] Liberty Oilfield Services Inc., A	95	1,778
[a] Renewable Energy Group Inc.	235	4,195
[a] Rosehill Resources Inc.	5	41
[a] SilverBow Resources Inc.	45	1,300
		16,451
Financials 8.8%
1st Source Corp.	185	9,885
Ames National Corp.	110	3,394
AmTrust Financial Services Inc.	1,020	14,861
Apollo Commercial Finance Inc.	1,290	23,581
Arbor Realty Trust Inc.	390	4,068
Auburn National Bancorp Inc.	15	744

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Baldwin & Lyons Inc., B	120	2,928
BancFirst Corp.	215	12,728
Bank of Marin Bancorp	45	3,638
Capitol Federal Financial Inc.	1,275	16,779
Capstead Mortgage Corp.	1,120	10,024
Citizens & Northern Corp.	130	3,362
[a,b] Citizens Inc., A	620	4,830
Cohen & Steers Inc.	265	11,053
Colony Credit Real Estate Inc., A	570	11,816
Community Bank System Inc.	640	37,805
Crawford & Co., B	155	1,341
Diamond Hill Investment Group Inc.	35	6,805
Donegal Group Inc., A	90	1,225
Dynex Capital Inc.	620	4,049
EMC Insurance Group Inc.	95	2,639
[a] Essent Group Ltd.	1,210	43,342
Exantas Capital Corp.	200	2,036
Farmers Capital Bank Corp.	95	4,950
FBL Financial Group Inc., A	120	9,450
Federated Investors Inc., B	735	17,140
Financial Engines Inc.	375	16,837
Financial Institutions Inc.	215	7,074
First Bancorp Inc.	110	3,104
First Citizens Bancorp	110	2,666
First Commonwealth Financial Corp.	1,320	20,473
First Financial Northwest Inc.	90	1,757
FirstCash Inc.	270	24,259
Greene County Bancorp Inc.	30	1,017
Heritage Commerce Corp.	390	6,626
Heritage Financial Corp.	360	12,546
Horace Mann Educators Corp.	590	26,314
Infinity Property & Casualty Corp.	65	9,253
Invesco Mortgage Capital	1,365	21,703
James River Group Holdings Ltd.	180	7,072
Kingstone Cos. Inc.	100	1,690
LCNB Corp.	105	2,069
Macatawa Bancorp	300	3,642
Maiden Holdings Ltd.	935	7,246
MBT Financial Corp.	195	2,077
Middlefield Banc Corp.	15	761
Midwestone Financial Group Inc.	120	4,054
National Western Life Group Inc., A	35	10,754
Nelnet Inc., A	240	14,018
Northfield Bancorp Inc.	570	9,473
Northwest Bancshares Inc.	1,200	20,868
Norwood Financial Corp.	35	1,261
Ohio Valley Banc Corp.	50	2,623
[a] On Deck Capital Inc.	330	2,310
Penns Woods Bancorp Inc.	55	2,463
People's Utah Bancorp	100	3,570
Premier Financial Bancorp Inc.	170	3,174
Provident Financial Services Inc.	890	24,502
Pzena Investment Management Inc., A	195	1,796
[a] Regional Management Corp.	160	5,603
Shore Bancshares Inc.	135	2,568
Silvercrest Asset Management Group Inc., A	105	1,712
Stewart Information Services Corp.	145	6,245
Sutherland Asset Management Corp.	125	2,031
Territorial Bancorp Inc.	105	3,255
Tompkins Financial Corp.	150	12,882
TrustCo Bank Corp. NY	1,155	10,279
United Fire Group Inc.	250	13,627
Universal Insurance Holdings Inc.	375	13,162
Value Line Inc.	15	356

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

West Bancorp	95	2,389
Westwood Holdings Group Inc.	110	6,549
[a] World Acceptance Corp.	75	8,326
		632,509
Health Care 10.2%
[a] AAC Holdings Inc.	170	1,593
[a] Addus Homecare Corp.	80	4,580
[a] Amedisys Inc.	420	35,893
[a] AMN Healthcare Services Inc.	580	33,988
[a] AngioDynamics Inc.	225	5,004
[a] AtriCure Inc.	340	9,197
Atrion Corp.	20	11,988
[a] Biospecifics Technologies Corp.	65	2,916
[a] Cardiovascular Systems Inc.	365	11,804
[a] Community Health Systems Inc.	1,045	3,469
Computer Programs and Systems Inc.	145	4,771
[a] Concert Pharmaceuticals Inc.	135	2,272
CONMED Corp.	335	24,522
[a] Corcept Therapeutics Inc.	1,405	22,087
[a] CorVel Corp.	105	5,670
[a] Cross Country Healthcare Inc.	215	2,419
[a] Cutera Inc.	190	7,657
[a] Eagle Pharmaceuticals Inc.	85	6,431
[a] Enanta Pharmaceuticals Inc.	125	14,487
[a] Fonar Corp.	65	1,726
[a] Genomic Health Inc.	295	14,868
[a] Globus Medical Inc., A	1,040	52,478
[a] Haemonetics Corp.	325	29,146
[a] Harvard Bioscience Inc.	220	1,177
[a] Heska Corp.	75	7,784
[a] Inogen Inc.	180	33,539
[a] iRadimed Corp.	25	519
[a] Kindred Healthcare Inc.	1,320	11,880
LeMaitre Vascular Inc.	205	6,863
[a] LHC Group Inc.	345	29,529
Luminex Corp.	480	14,174
[a] Medidata Solutions Inc.	350	28,196
Meridian Bioscience Inc.	620	9,858
[a] Merit Medical Systems Inc.	520	26,624
[a,b] MiMedx Group Inc.	1,285	8,211
[a] Myriad Genetics Inc.	815	30,457
National Healthcare Corp.	155	10,909
National Research Corp., A	140	5,236
[a] NuVasive Inc.	480	25,018
[a] Orthofix International NV	245	13,921
Owens & Minor Inc.	820	13,702
Patterson Cos. Inc.	555	12,582
Phibro Animal Health Corp.	245	11,282
[a] Prestige Brands Holdings Inc.	530	20,341
[a] Quality Systems Inc.	635	12,382
Simulations Plus Inc.	130	2,893
[a] STAAR Surgical Co.	395	12,245
[a] Supernus Pharmaceuticals Inc.	640	38,304
[a] Tactile Systems Technology Inc.	155	8,060
[a] Triple-S Management Corp., B	135	5,273
U.S. Physical Therapy Inc.	140	13,440
Utah Medical Products Inc.	50	5,508
[a] Vocera Communications Inc.	320	9,565
[a] XOMA Corp.	40	835
		739,273
Industrials 16.6%
ABM Industries Inc.	800	23,344
Aircastle Ltd.	580	11,890

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Alamo Group Inc.	110	9,940
Allegiant Travel Co.	165	22,927
Allied Motion Technologies Inc.	50	2,394
Altra Industrial Motion Corp.	345	14,869
Applied Industrial Technologies Inc.	595	41,739
[a] Axon Enterprise Inc.	315	19,902
BG Staffing Inc.	90	2,093
Brady Corp., A	620	23,901
Briggs & Stratton Corp.	440	7,748
CompX International Inc.	10	132
[a] Covenant Transportation Group Inc., A	144	4,536
Deluxe Corp.	755	49,989
Douglas Dynamics Inc.	250	12,000
Ennis Inc.	315	6,410
EnPro Industries Inc.	240	16,788
Exponent Inc.	635	30,670
Forward Air Corp.	435	25,700
[a] Foundation Building Materials Inc.	140	2,153
[a] Franklin Covey Co.	130	3,191
[a] General Finance Corp.	65	881
Global Brass & Copper Holdings Inc.	225	7,054
Hawaiian Holdings Inc.	605	21,750
Healthcare Services Group Inc.	820	35,416
Heidrick & Struggles International Inc.	270	9,450
[a] Heritage-Crystal Clean Inc.	160	3,216
Herman Miller Inc.	805	27,289
Hillenbrand Inc.	785	37,013
HNI Corp.	580	21,576
Hyster-Yale Materials Handling Inc.	120	7,710
ICF International Inc.	270	19,183
Insperity Inc.	540	51,435
Interface Inc.	725	16,639
Kadant Inc.	145	13,942
Kaman Corp., A	360	25,088
Kelly Services Inc., A	415	9,317
Kforce Inc.	375	12,862
Kimball International Inc., B	455	7,353
Knoll Inc.	615	12,798
Korn/Ferry International	805	49,854
[a] Lawson Products Inc.	90	2,191
Lindsay Corp.	125	12,124
LSC Communications Inc.	390	6,107
McGrath RentCorp	310	19,614
Miller Industries Inc.	70	1,789
Mobile Mini Inc.	605	28,374
Moog Inc., A	340	26,506
MSA Safety Inc.	390	37,573
National Presto Industries Inc.	60	7,440
[a] Nexeo Solutions Inc.	220	2,009
Omega Flex Inc.	40	3,164
[a] P.A.M. Transportation Services Inc.	15	705
Pitney Bowes Inc.	1,115	9,556
Preformed Line Products Co.	35	3,107
Quad/Graphics Inc.	355	7,395
Resources Connection Inc.	475	8,027
[a] Rush Enterprises Inc., B	45	1,976
[a] SAIA Inc.	365	29,510
Simpson Manufacturing Co. Inc.	525	32,650
Standex International Corp.	155	15,841
Steelcase Inc., A	1,220	16,470
Systemax Inc.	80	2,746
Tennant Co.	240	18,960
The Brink's Co.	560	44,660
[a] Trex Co. Inc.	700	43,813

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

UniFirst Corp.	190	33,611
Universal Logistics Holdings Inc.	105	2,756
[a] USA Truck Inc.	55	1,291
[a] Vicor Corp.	110	4,790
Watts Water Technologies Inc., A	310	24,304
Werner Enterprises Inc.	655	24,595
[a] Willdan Group Inc.	80	2,478
		1,198,274
Information Technology 15.7%
ADTRAN Inc.	425	6,311
[a] Advanced Energy Industries Inc.	370	21,493
[a] Alarm.com Holdings Inc.	185	7,470
[a] Altair Engineering Inc., A	180	6,152
American Software Inc., A	355	5,172
[a] Avid Technology Inc.	400	2,080
Badger Meter Inc.	320	14,304
Blackbaud Inc.	485	49,688
Cabot Microelectronics Corp.	295	31,730
[a] Carbonite Inc.	305	10,645
[a] Care.com Inc.	180	3,758
[a] CarGurus Inc.	300	10,422
[a] Casa Systems Inc.	45	735
[a] CEVA Inc.	230	6,946
[a] ChannelAdvisor Corp.	155	2,178
[a] Ciena Corp.	910	24,124
[a] Cimpress NV	295	42,763
[a] Cirrus Logic Inc.	805	30,856
[a] CommVault Systems Inc.	575	37,864
[a] Control4 Corp.	290	7,050
Convergys Corp.	1,200	29,328
CSG Systems International Inc.	455	18,596
Daktronics Inc.	425	3,617
[a] eGain Corp.	110	1,661
[a] Electro Scientific Industries Inc.	195	3,075
[a] ePlus Inc.	160	15,056
[a] Etsy Inc.	790	33,330
EVERTEC Inc.	720	15,732
[a] Five9 Inc.	385	13,309
Forrester Research Inc.	150	6,293
Hackett Group Inc.	320	5,142
[a] Immersion Corp.	255	3,937
[a] Imperva Inc.	370	17,853
[a] Information Services Group Inc.	205	841
[a] Insight Enterprises Inc.	500	24,465
InterDigital Inc.	480	38,832
[a] Iteris Inc.	250	1,210
J2 Global Inc.	585	50,667
ManTech International Corp., A	295	15,824
[a] MicroStrategy Inc.	110	14,053
[a] Mitek Systems Inc.	430	3,827
Monotype Imaging Holdings Inc.	575	11,673
[a] Napco Security Technologies Inc.	70	1,026
[a] New Relic Inc.	315	31,686
NIC Inc.	840	13,062
[a] Novanta Inc.	295	18,378
NVE Corp.	55	6,698
[a] PAR Technology Corp.	75	1,326
PC Connection Inc.	155	5,146
Plantronics Inc.	440	33,550
QAD Inc., A	120	6,018
[a] Qualys Inc.	400	33,720
Reis Inc.	60	1,308
[a] Rosetta Stone Inc.	185	2,966

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

[a] Rudolph Technologies Inc.	365	10,804
[a] ScanSource Inc.	330	13,299
Science Applications International Corp.	450	36,418
[a] Shutterstock Inc.	115	5,458
[a] Silicon Laboratories Inc.	515	51,294
[a] SMART Global Holdings Inc.	60	1,912
[a] SPS Commerce Inc.	105	7,715
[a] Stamps.com Inc.	215	54,406
[a] Syntel Inc.	405	12,996
Travelport Worldwide Ltd.	1,380	25,585
[a] Travelzoo	35	599
[a] Varonis Systems Inc.	270	20,115
Vishay Intertechnology Inc.	1,380	32,016
[a] Vishay Precision Group Inc.	95	3,624
[a] Workiva Inc., A	205	5,002
[a] XO Group Inc.	325	10,400
[a] Yelp Inc.	950	37,221
[a] Zix Corp.	785	4,231
		1,138,041
Materials 1.3%
Greif Inc., B	70	4,032
Greif Inc., A	305	16,131
Innophos Holdings Inc.	230	10,948
Myers Industries Inc.	315	6,048
Schweitzer-Mauduit International Inc.	365	15,958
Sensient Technologies Corp.	510	36,491
Valhi Inc.	155	738
Warrior Met Coal Inc.	235	6,479
		96,825
Real Estate 5.0%
Agree Realty Corp.	205	10,818
[a] Altisource Portfolio Solutions SA	120	3,500
Cedar Realty Trust Inc.	755	3,564
Chesapeake Lodging Trust	725	22,939
CoreCivic Inc.	715	17,081
First Industrial Realty Trust Inc.	1,025	34,173
Franklin Street Properties Corp.	1,475	12,626
Hersha Hospitality Trust	220	4,719
LaSalle Hotel Properties	1,450	49,633
Lexington Realty Trust	2,760	24,095
LTC Properties Inc.	470	20,088
Monmouth Real Estate Investment Corp., A	665	10,992
National Health Investors Inc.	270	19,894
One Liberty Properties Inc.	180	4,754
PotlatchDeltic Corp.	375	19,069
Preferred Apartment Communities Inc., A	535	9,090
PS Business Parks Inc.	275	35,337
Ramco-Gershenson Properties Trust	1,080	14,267
RE/MAX Holdings Inc., A	255	13,375
Select Income REIT	760	17,077
The RMR Group Inc., A	55	4,315
Urstadt Biddle Properties, A	340	7,694
Whitestone REIT	235	2,933
		362,033
Telecommunication Services 0.9%
Cogent Communications Holdings Inc.	485	25,899
Spok Holdings Inc.	230	3,461
[a] Vonage Holdings Corp.	2,595	33,450
		62,810
Utilities 6.6%
ALLETE Inc.	570	44,124
American States Water Co.	495	28,294

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2018 (unaudited) (continued)

Artesian Resources Corp., A	85	3,295
Avista Corp.	810	42,655
Black Hills Corp.	330	20,199
California Water Service Group	580	22,591
El Paso Electric Co.	510	30,141
Global Water Resources Inc.	60	564
IDACORP Inc.	535	49,348
MGE Energy Inc.	400	25,220
New Jersey Resources Corp.	985	44,079
NorthWestern Corp.	305	17,461
NRG Yield Inc., A	390	6,649
NRG Yield Inc., C	405	6,966
PNM Resources Inc.	520	20,228
SJW Group	180	11,920
Southwest Gas Holdings Inc.	575	43,855
Spark Energy Inc., A	170	1,658
Unitil Corp.	170	8,677
WGL Holdings Inc.	585	51,919
		479,843
Total Investments before Short Term Investments (Cost $6,866,724)		7,232,735
Short-Term Investments (Cost $84,120) 1.2%
Investments from Cash Collateral Received for Loaned Securities 1.2%
Money Market Funds 1.2%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 1.51%	84,120	84,120

Total Investments (Cost $6,950,844) 101.2%		7,316,855

Other Assets, less Liabilities (1.2)%		(85,738)
Net Assets 100.0%		$7,231,117

aNon-income producing.
bA portion or all of the security is on loan at June 30, 2018.
cSee Note 5 regarding investments in affiliated management investment companies
dThe rate shown is the annualized seven-day yield at period end.

Abbreviations
Selected Portfolio
REIT	- Real Estate Investment Trust

Franklin Templeton ETF Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of thirty five separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Effective May 30, 2018, the Trust began offering shares of Franklin Liberty High Yield Corporate ETF, Franklin Liberty International Aggregate Bond ETF and Franklin Liberty Senior Loan ETF. Each of the Funds are an exchange traded fund (ETF). The Funds seek to provide the investment results that closely correspond, before fees and expenses, to the performance of each Fund's corresponding underlying index, with the exception of Franklin Liberty High Yield Corporate ETF, Franklin Liberty Intermediate Municipal Opportunities ETF, Franklin Liberty International Aggregate Bond ETF, Franklin Liberty International Opportunities ETF, Franklin Liberty Investment Grade Corporate ETF, Franklin Liberty Municipal Bond ETF, Franklin Liberty Senior Loan ETF and Franklin Liberty U.S. Low Volatility ETF which are actively managed, thus they are not designed to track an index.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds, and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the date that the values of the foreign debt securities are determined, for all funds except the Franklin Liberty High Yield Corporate ETF, Franklin Liberty International Aggregate Bond ETF, Franklin Liberty Investment Grade Corporate ETF and Franklin Liberty Senior Loan ETF which uses the foreign exchange rate in effect at 4 p.m. Eastern time.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. The VC monitors price movements for significant events following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivatives financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/ counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as variation margin payable or receivable.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The following funds invested in derivatives during the period.

Franklin FTSE Asia ex Japan ETF – Futures
Franklin FTSE Brazil ETF – Futures
Franklin FTSE China ETF – Futures
Franklin FTSE Europe ETF – Futures
Franklin FTSE Europe Hedged ETF – Forwards, Futures
Franklin FTSE Hong Kong ETF – Futures
Franklin FTSE Italy ETF – Futures
Franklin FTSE Japan ETF – Futures
Franklin FTSE Japan Hedged ETF – Forwards, Futures
Franklin FTSE South Korea ETF – Futures
Franklin FTSE Taiwan ETF – Futures
Franklin LibertyQ International Equity Hedged ETF – Forwards

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect Russia’s economy, possibly forcing the economy into a recession. Certain or all Funds may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets. These risks could affect the value of the Funds’ portfolio. While the Funds hold securities of certain issuers recently impacted by the sanctions, existing investments do not presently violate the applicable terms and conditions of the sanctions. The sanctions currently do not affect the Fund's ability to sell these securities. At June 30, 2018, Franklin FTSE Russia ETF and Franklin LibertyQ Emerging Markets ETF had 99.5% and 12.4% of its net assets invested in Russia. The remaining Funds in the Trust did not have significant investment in Russia.

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended June 30, 2018, investments in affiliated management investment companies were as follows:

								Net Change in
	Number of Shares			Number of Shares	Value at			Unrealized
	Held at Beginning	Gross	Gross	Held at End of	End of	Dividend	Realized	Appreciation
	of Period Additions		Reductions	Period	Period	Income	Gain (Loss)	(Depreciation)
Franklin LibertyQ Emerging Markets ETF
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio 1.51%	-	8,147,475	(8,147,475)	-	$-	$ -	$-	$-

Franklin LibertyQ Global Dividend ETF
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio 1.51%	27,000	227,698	(254,698)	-	$-	$ -	$-	$-

Franklin LibertyQ Global Equity ETF
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio 1.51%	-	15,950	(3,275)	12,675	$12,675	$ -	$-	$-

Franklin LibertyQ U.S. Equity ETF
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio 1.51%	305,850	695,050	(984,225)	16,675	$16,675	$ -	$-	$-

Franklin LibertyQ U.S. Mid Cap Equity ETF
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio 1.51%	5,200	73,625	(74,825)	4,000	$4,000	$ -	$-	$-

Franklin LibertyQ U.S. Small Cap Equity ETF
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio 1.51%	12,950	239,315	(168,145)	84,120	$84,120	$ -	$-	$-

6. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

• Level 1 – quoted prices in active markets for identical financial instruments

• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of June 30, 2018, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin FTSE Asia ex Japan ETF
Assets:
Investments in Securities:[a]
China	$6,186,742	$1,999	$-	$6,188,741
South Korea	2,665,648	-	10,581	2,676,229
Taiwan	2,193,011	25,574	-	2,218,585
Other Equity Investments [b]	6,588,890	-	-	6,588,890
Total Investments in Securities	$17,634,291	$27,573	$10,581	$17,672,445
Liabilities:
Other Financial Instruments:
Futures Contracts	$96	$-	$-	$96

Franklin FTSE Australia ETF
Assets:
Investments in Securities:[a]
Equity Investments	$11,386,699	$-	$-	$11,386,699

Franklin FTSE Brazil ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$28,062,111	$-	$-	$28,062,111
Other Financial Instruments:
Futures Contracts	$565	$-	$-	$565

Franklin FTSE Canada ETF
Assets:
Investments in Securities:[a]
Equity Investments	$3,689,091	$-	$-	$3,689,091

Franklin FTSE China ETF
Assets:
Investments in Securities:[a]
Equity Investments	$29,838,358	$11,992	$-	$29,850,350
Liabilities:
Other Financial Instruments:
Futures Contracts	$3,061	$-	$-	$3,061

Franklin FTSE Europe ETF
Assets:
Investments in Securities:[a]
Italy	$3,233,773	$461,016	^	$ -	$3,694,789
Other Equity Investments[b]	97,156,353	-		-	97,156,353
Total Investments in Securities	$100,390,126	$461,016		$ -	$100,851,142
Liabilities:
Other Financial Instruments:
Futures Contracts	$3,174	$-		$ -	$3,174

Franklin FTSE Europe Hedged ETF
Assets:
Investments in Securities:[a]
Italy	$1,098,763	$155,600	^	$ -	$1,254,363
Other Equity Investments[b]	33,075,907	-		-	33,075,907
Total Investments in Securities	$34,174,670	$155,600		$ -	$34,330,270
Other Financial Instruments:
Forward Exchange Contracts	$-	$210,758		$ -	$210,758
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$-	$6,141		$ -	$6,141
Futures Contracts	274	-		-	274
Total Other Financial Instruments	$274	$6,141		$ -	$6,415

Franklin FTSE France ETF
Assets:
Investments in Securities:[a]
Equity Investments	$2,474,075	$-		$ -	$2,474,075

Franklin FTSE Germany ETF
Assets:
Investments in Securities:[a]
Equity Investments	$2,292,628	$-		$ -	$2,292,628

Franklin FTSE Hong Kong ETF
Assets:
Investments in Securities:[a]
Equity Investments	$7,576,783	$-		$ -	$7,576,783

Franklin FTSE India ETF
Assets:
Investments in Securities:[a]
Equity Investments	$2,227,174	$-		$ -	$2,227,174

Franklin FTSE Italy ETF
Assets:
Investments in Securities:[a]
Equity Investments	$8,541,427	$1,021,377	^	$ -	$9,562,804

Franklin FTSE Japan ETF
Assets:
Investments in Securities:[a]
Equity Investments	$231,736,803	$-		$ -	$231,736,803
Other Financial Instruments:
Futures Contracts	$7,458	$-		$ -	$7,458

Franklin FTSE Japan Hedged ETF
Assets:
Investments in Securities:[a]
Equity Investments	$45,151,813	$-		$ -	$45,151,813
Other Financial Instruments:
Forward Exchange Contracts	$-	$971,743		$ -	$971,743
Futures Contracts	5,293	-		-	5,293
Total Other Financial Instruments	$5,293	$971,743		$ -	$977,036
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$-	$10,238		$ -	$10,238

Franklin FTSE Mexico ETF
Assets:
Investments in Securities:[a]
Equity Investments	$3,571,962	$-		$ -	$3,571,962

Franklin FTSE Russia ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$6,747,573	$-		$ -	$6,747,573

Franklin FTSE South Korea ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$23,421,992	$-	$103,401	$23,525,393
Liabilities:
Other Financial Instruments:
Futures Contracts	$1,443	$-	$-	$1,443

Franklin FTSE Switzerland ETF
Assets:
Investments in Securities:[a]
Equity Investments	$2,180,312	$-	$-	$2,180,312

Franklin FTSE Taiwan ETF
Assets:
Investments in Securities:[a]
Equity Investments	$4,879,193	$64,490	$-	$4,943,683
Other Financial Instruments:
Futures Contracts	$280	$-	$-	$280

Franklin FTSE United Kingdom ETF
Assets:
Investments in Securities:[a]
Equity Investments	$11,411,348	$-	$-	$11,411,348

Franklin Liberty High Yield Corporate ETF
Assets:
Investments in Securities:[a]
Corporate Bonds	$-	$9,690,706	$-	$9,690,706
Short Term Investments	-	269,988	-	269,988
Total Investments in Securities	$-	$9,960,694	$-	$9,960,694

Franklin Liberty Intermediate Municipal
Opportunities ETF
Assets:
Investments in Securities:[a]
Municipal Bonds	$-	$7,253,824	$-	$7,253,824

Franklin Liberty International Aggregate Bond ETF
Assets:
Investments in Securities:[a]
Foreign Government and Agency Securities	$-	$3,596,197	$ -	$3,596,197
Quasi-Sovereign and Corporate Bonds	-	484,080	-	484,080
Short Term Investments	-	529,976	-	529,976
Total Investments in Securities	$-	$4,610,253	$ -	$4,610,253

Franklin Liberty International Opportunities ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$11,084,645	$-	$ -	$11,084,645
Franklin Liberty Investment Grade Corporate ETF
Assets:
Investments in Securities:[a]
Corporate Bonds	$-	$34,118,110	$ -	$34,118,110
Short Term Investments	-	814,963	-	814,963
Total Investments in Securities	$-	$34,933,073	$ -	$34,933,073

Franklin Liberty Municipal Bond ETF
Assets:
Investments in Securities:[a]
Municipal Bonds	$-	$7,229,312	$ -	$7,229,312

Franklin Liberty Senior Loan ETF
Assets:
Investments in Securities:[a]
Senior Floating Rate Interests	$-	$23,423,674	$ -	$23,423,674
Short Term Investments	-	17,214,221	-	17,214,221
Total Investments in Securities	$-	$40,637,895	$ -	$40,637,895

Franklin Liberty U.S. Low Volatility ETF
Assets:
Investments in Securities:[a]
Equity Investments	$12,347,067	$-	$ -	$12,347,067

Franklin LibertyQ Emerging Markets ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$364,548,881	$-	$ -	$364,548,881

Franklin LibertyQ Global Dividend ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$16,258,059	$-		$ -	$16,258,059

Franklin LibertyQ Global Equity ETF
Assets:
Investments in Securities:[a]
Italy	$18,504	$50,866	^	$ -	$69,370
Other Equity Investments[b]	17,687,790	-		-	17,687,790
Short Term Investments	12,675	-		-	12,675
Total Investments in Securities	$17,718,969	$50,866		$ -	$17,769,835

Franklin LibertyQ International Equity Hedged ETF
Assets:
Investments in Securities:[a]
Italy	$61,744	$63,998	^	$ -	$125,742
Other Equity Investments[b]	7,321,812	-		-	7,321,812
Total Investments in Securities	$7,383,556	$63,998		$ -	$7,447,554

Other Financial Instruments:
Forward Exchange Contracts	$-	$102,148		$ -	$102,148
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$-	$1,384		$ -	$1,384

Franklin LibertyQ U.S. Equity ETF
Assets:
Investments in Securities:[a]
Equity Investments	$112,087,178	$-		$ -	$112,087,178
Short Term Investments	16,675	-		-	16,675
Total Investments in Securities	$112,103,853	$-		$ -	$112,103,853

Franklin LibertyQ U.S. Mid Cap Equity ETF
Assets:
Investments in Securities:[a]
Equity Investments	$7,089,294	$-		$ -	$7,089,294
Short Term Investments	4,000	-		-	4,000
Total Investments in Securities	$7,093,294	$-		$ -	$7,093,294

Franklin LibertyQ U.S. Small Cap Equity ETF
Assets:
Investments in Securities:[a]
Equity Investments	$7,232,735	$	- $	-	$7,232,735
Short Term Investments	84,120		-	-	84,120
Total Investments in Securities	$7,316,855	$	- $	-	$7,316,855

aFor detailed categories, see the accompanying Statement of Investments.

bIncludes common and preferred stocks, management investment companies, as well as other equity interests.

^Includes securities determined to have no value at June 30, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

7. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

8. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON ETF TRUST

By  /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  August 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By _/s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  August 24, 2018

By _/s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  August 24, 2018